SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES

ACT OF 1933

Post-Effective Amendment No. 14

and/ or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

Amendment No. 51

American National Variable Annuity Separate Account

(Exact Name of Registrant)

American National Insurance Company

(Name of Depositor)

One Moody Plaza, Galveston, Texas 77550

(Address of Depositor's Principal Executive Offices) (Zip Code)

(409)763-4661

(Depositor’s Telephone Number, Including Area Code)

Name and Address of Agent for service:	Please send copies of communications to:
Dwain Akins, Esq., Senior Vice President	Gregory Garrison
American National Insurance Company	Greer, Herz & Adams, L.L.P.
One Moody Plaza	With copy to: One Moody Plaza
Galveston, TX 77550	Galveston, Texas 77550

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.

✓	On May 1, 2012 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	On May 1, 2012 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: deferred variable annuity contract

WEALTHQUEST III VARIABLE ANNUITY
Issued by American National Insurance Company
Home Office: One Moody Plaza, Galveston, Texas 77550-7947
1-800-306-2959
To make Service, Transaction Requests, or send
Additional Purchase Payments to:
American National Insurance Company Processing Center, Variable Contracts
P.O. Box 696893, San Antonio, Texas 78269
Proper Lockbox Payments may also be sent to P.O. Box 4561, Houston, Texas 77210-5431
Prospectus May 1, 2012

This Prospectus describes a deferred Variable Annuity Contract issued to either individuals or groups depending upon the state in which the Contract is issued. (See the “Type of Contract” provision of this Prospectus.)

You can allocate your Contract value to the American National Variable Annuity Separate Account (the “Separate Account”), which reflects the investment performance of the Portfolios selected by you, and our Fixed Account which earns a guaranteed minimum interest rate. Each Subaccount of the Separate Account invests in shares of a corresponding Portfolio listed below:

Fidelity® Variable Insurance Products Service Class 2	Federated Insurance Series
VIP Money Market Portfolio	Federated Managed Volatility Fund II
VIP Mid Cap Portfolio	Federated High Income Bond Fund II – Primary Shares
VIP Index 500 Portfolio	Federated Fund for U.S. Government Securities II
VIP Contrafund® Portfolio	Federated Kaufmann Fund II – Primary Shares
VIP Growth Strategies Portfolio	Federated Quality Bond Fund II – Primary Shares
VIP Growth Opportunities Portfolio	The Alger Portfolios – Class I-2 Shares
VIP Equity-Income Portfolio	Alger Small Cap Growth Portfolio2
VIP Investment Grade Bond Portfolio	Alger Large Cap Growth Portfolio
VIP Growth & Income Portfolio	Alger Mid Cap Growth Portfolio
VIP Value Portfolio	Alger Capital Appreciation Portfolio
VIP Value Leaders Portfolio	Alger Growth & Income Portfolio
VIP Value Strategies Portfolio	Alger Balanced Portfolio
T. Rowe Price	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Series I Shares
Equity Income Portfolio
Mid-Cap Growth Portfolio1	Invesco V.I. Global Health Care Fund
International Stock Portfolio	Invesco V.I. Small Cap Equity Fund
Limited-Term Bond Portfolio	Invesco V.I. Utilities Fund
MFS ® Variable Insurance Trust – Initial Class Shares	Invesco Van Kampen V.I. Mid Cap Growth Fund3
MFS Core Equity Series	Invesco V.I. Diversified Dividend Fund4
MFS Growth Series	Invesco V.I. Technology Fund
MFS Research Series	Invesco V.I. Global Real Estate Fund
MFS Investors Trust Series

1	Not available for investment in Contracts issued on or after May 1, 2004.
2	Not available for investment for Contracts issued on or after July 1, 2007.
3
Effective April 30, 2012 the Invesco V.I. Capital Development Fund was acquired by the Invesco Van Kampen V.I. Mid Cap Growth Fund.  The Invesco V.I. Capital Development Fund ceased accepting any purchases sales or other transactions on or about April 27, 2012.

4	Effective April 30, 2012, the Invesco V.I. Dividend Growth Fund’s name changed to Invesco V.I. Diversified Dividend Fund.

This Prospectus contains information that you should know before purchasing a Contract. Additional information about the Contract is contained in a Statement of Additional Information (“SAI”) filed with the Securities and Exchange Commission, (“SEC”) which is incorporated by reference into this Prospectus. You may obtain a free copy of the SAI, which is dated the same date as this Prospectus, by writing us at American National Insurance Company Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269, or calling us at 1-800-306-2959. The Table of Contents of the SAI appears on the last page of this Prospectus. The SEC maintains an Internet web site (http://www.sec.gov) that contains material incorporated by reference into this Prospectus, SAI, and other information regarding companies that file electronically with the SEC. For more information on the Portfolios, see their prospectuses.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Interests in the Contract are not deposits or obligations of, or guaranteed or endorsed by any bank, nor is the Contract federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves investment risk, including possible loss of principal.
Please read this Prospectus carefully and keep it for future reference.

Form 4879	Rev 5-12

Page
Glossary ...	4
Synopsis ...	5
What is the purpose of the Contract?...	5
What are my investment options?...	5
How do I purchase a Contract?...	5
How do I allocate Purchase Payments?...	5
Can I transfer amounts among the investment alternatives?...	5
What is the death benefit under the Contract?...	6
Can I get my money if I need it?...	6
How can I receive annuity payments?...	6
What are the charges and deductions under the Contract?...	6
What are the tax consequences associated with the Contract?...	6
If I have questions, where can I go?...	7
Fee Tables...	7
Expenses Before the Annuity Date...	7
Contract Owner Transaction Expenses...	7
Sales Load as a Percentage of Purchase Payments...	7
Deferred Sales Load (“Surrender Charge”)...	7
Periodic Charges Other Than Portfolio Expenses...	8
Annual Portfolio Expenses...	8
Expenses During the Annuity Period...	8
Accumulation Unit Values...	12
Contract...	60
Type of Contract...	60
Contract Transactions...	60
Contract Application and Purchase Payments...	60
Allocation of Purchase Payments...	61
Ways to Make Purchase Payments...	61
Crediting of Accumulation Units...	61
Allocation of Charges and Other Deductions to the Subaccounts and the Fixed Account...	61
Determining Accumulation Unit Values...	62
Transfers...	62
Telephone Transactions...	65
Special Programs...	65
Charges and Deductions...	66
Surrender Charge...	66
Other Charges...	67
Deduction of Fees...	68
Exception to Charges...	68
Distributions Under the Contract...	68
Distributions Before Annuity Date...	68
Surrenders...	68
Systematic Withdrawal Program...	69
Waiver of Surrender Charges...	69

2

Death Benefit Before Annuity Date...	70
Minimum Guaranteed Death Benefit Rider...	71
3% Guaranteed Death Benefit Rider...	72
5% Guaranteed Death Benefit Rider...	72
Distributions During the Annuity Period...	72
Election of Annuity Option...	72
Annuity Options...	73
Value of Variable Basis Annuity Payments...	74
Assumed Investment Rates...	74
Annuity Provisions...	75
The Company, Separate Account and Funds...	75
American National Insurance Company...	75
The Separate Account...	75
The Funds...	76
Voting Rights...	80
Changes in Investment Options...	81
Fixed Account...	81
Federal Tax Matters...	82
Introduction...	82
Tax Status of the Contracts...	82
Taxation of Annuities in General...	82
Withdrawals...	82
Penalty Tax...	82
Annuity Payments...	83
Taxation of Death Benefit Proceeds...	83
Transfers or Assignments of a Contract...	83
Required Distributions...	83
Withholding...	83
Multiple Contracts...	83
Exchanges...	84
Taxation of Qualified Contracts...	84
Distributions from Qualified Contracts...	84
Possible Changes in Taxation...	85
Other Tax Issues...	86
Investment Performance...	87
Distribution of the Contract...	87
Legal Proceedings...	88
Financial Statements...	89
Additional Information...	90

3

GLOSSARY

Accumulation Period. The time between the date Accumulation Units are first purchased by you and the earliest of (1) the Annuity Date; (2) the date the Contract is surrendered; or (3) the date of the Contract Owner’s death.

Accumulation Unit. A unit used by us to calculate a Contract’s value during the Accumulation Period.

Accumulation Value. The sum of (1) the value of your Accumulation Units and (2) value in the Fixed Account.

Annuitant. The person or persons who will receive annuity payments.

Annuity Date. The date annuity payments begin.

Annuity Period. The time during which annuity payments are made.

Annuity Unit. A unit used by us to calculate the dollar amount of variable basis annuity payments.

Company (“American National,” “we,” “our” or “us”). American National Insurance Company.

Contract. The contract described in this Prospectus.

Contract Owner (“I”, “my”, “you” or “your”). Unless changed by notice to us, the Contract Owner is as stated in the application.

Contract Anniversary. An anniversary of the Date of Issue.

Contract Year. A one (1) year period, commencing on either the Date of Issue or a Contract Anniversary.

Date of Issue. The date a Contract is issued.

Enhanced Death Benefit Riders. Optional death benefits available at an additional cost.

Fixed Account. A part of our General Account which will accumulate interest at a fixed rate.

Fund. A registered, open-end management investment company, or “mutual fund,” in which the Separate Account invests.

General Account. All of our assets except those segregated in Separate Accounts.

Home Office. American National Insurance Company Home Office is located at One Moody Plaza, Galveston, Texas 77550-7947.

Non-Qualified Contract. A Contract that does not receive favorable tax treatment under the Internal Revenue Code.

Portfolio. A series of a registered investment company designed to meet specified investment objectives.

Processing Center. American National Insurance Company Processing Center, Variable Contracts, is located at 4500 Lockhill-Selma Road, San Antonio, Texas 78249.

Purchase Payment. A payment made to us during the Accumulation Period less any premium tax charges incurred at the time the Purchase Payment is made.

Subaccount. A subdivision of the Separate Account that invests in a corresponding Portfolio of a Fund.

Qualified Contract. A Contract issued in connection with a retirement plan that receives favorable tax treatment under the Internal Revenue Code.

Valuation Date.  Each day the New York Stock Exchange (“NYSE”) is open for regular trading.  Accumulation Values are calculated on Valuation Dates.

Valuation Period. The period of time over which we determine changes in accumulation unit values. Each valuation period begins at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time on each valuation date) and ends at the close of regular trading of the New York Stock Exchange on the next valuation date.

Variable Annuity. An annuity with payments and value that vary in dollar amount based on performance of the investments you choose.

4

SYNOPSIS

What is the purpose of the Contract?

The Contract allows you to accumulate funds, on a tax-deferred basis, that will increase or decline in value based on the performance of investments you choose. You should use the Contract for retirement planning or other long-term goals. The Contract is designed for purchasers seeking tax-deferred accumulation of assets, generally for long-term purposes. The tax-deferred feature is most attractive to people in high federal (and state) tax brackets. You should not invest in this Contract if you are looking for a short-term investment or if you cannot take the risk of losing money that you invest.

There are various fees and charges associated with variable annuities. The tax deferral feature of variable annuities is unnecessary when purchased to fund a qualified plan, since the plan would already provide tax deferral in most cases. You should consider whether the other features and benefits, such as the opportunity for lifetime income benefits, the death benefit, and the guaranteed level of certain charges, make the Contract appropriate for your needs.

What are my investment options?

You can invest your Purchase Payments in one (1) or more of the Subaccounts of the Separate Account, each of which invests exclusively in shares of a corresponding Portfolio.

Each Subaccount and corresponding Portfolio has its own investment objective. Some of the Portfolios have similar investment objectives. (See the “Funds” provision of this Prospectus.) There is no assurance that Portfolios will achieve their investment objectives. Accordingly, you could lose some or all of your Accumulation Value.

You can also invest in our Fixed Account.

How do I purchase a Contract?

You can purchase a Contract by submitting a completed application and the minimum Purchase Payment to our Home Office. You must make at least a $5,000 minimum initial Purchase Payment and any subsequent Purchase Payments must be at least $2,000. However, if you are applying for a Contract as part of a Qualified Plan you may make a minimum initial Purchase Payment of $100, provided you intend to make Purchase Payments of at least $1,200 per year. We may change these amounts.

Without our prior approval, the maximum Purchase Payment under a Contract is $1,000,000. Purchase Payments will not be accepted after you reach age 86.

For a limited time, usually ten (10) days after you receive the Contract, you can return the Contract to our Processing Center and receive a refund. (See the “Contract Application and Purchase Payments” provision of this Prospectus.)

How do I allocate Purchase Payments?

You can allocate your Purchase Payments among the available Subaccounts and the Fixed Account. You cannot allocate less than 1% of a Purchase Payment to any one (1) investment option. The minimum initial allocation into any Subaccount and into the Fixed Account is $100.

Can I transfer amounts among the investment alternatives?

You can generally make transfers among Subaccounts and to our Fixed Account at any time. Transfers from our Fixed Account before the Annuity Date are limited. Transfers from our Fixed Account after the Annuity Date are not permitted. Before the Annuity Date, any transfer after the first twelve (12) transfers in a Contract Year will be subject to a $10.00 exchange fee. We reserve the right to reject a transfer or impose additional transfer restrictions if, in our judgment, a Contract Owner’s transfer or transfer practices adversely affect any underlying Portfolios or other Contract Owners. (See the “Transfers” provision of this Prospectus.)

5

What is the death benefit under the Contract?

If you or the Annuitant die before the Annuity Date, the death benefit will be equal to the greater of: (i) the amount of the Accumulation Value on the date due proof of death is received at our Processing Center, or (ii) the sum of all Purchase Payments made less any withdrawals made prior to the date of death. The death benefit may be more if you selected an Enhanced Death Benefit Rider. (See “Death Benefit Before Annuity Date” in the “Distributions Under the Contract” section of this Prospectus.)

Can I get my money if I need it?

You can withdraw all or part of your Accumulation Value at any time by sending us a written request before the Annuity Date. Such withdrawal may be subject to a Surrender Charge, an IRS penalty tax and income tax. If your Contract was purchased in connection with a retirement plan, such withdrawal may also be subject to plan restrictions. Withdrawals from a Contract qualified under Section 403(b) of the Internal Revenue Code may be restricted. (See the “Taxation of Qualified Contracts” provision under the section “Federal Tax Matters” of this Prospectus.) If the Accumulation Value is less than $2,000, we will terminate the Contract and pay the surrender value to you. (See the “Surrenders” provision in the “Distributions Under the Contract” section of this Prospectus.) Depending upon the annuity option selected, you may also be able to withdraw any amount remaining during the Annuity Period. (See the “Annuity Options” provision in the “Distributions Under the Contract” section of this Prospectus.)

How can I receive annuity payments?

You can choose from a number of annuity payment options, which include:

•	monthly payments for a number of years;

•	payments for life;

•	payments made jointly.

You can also choose to receive your Annuity Payments on a fixed or variable basis. Variable payments will increase or decrease based on the investment performance of the Portfolios. (See the “Annuity Options” provision in the “Distributions Under the Contract” section of this Prospectus.)

What are the charges and deductions under the Contract?

For the charges and deductions that apply, see the “Fee Tables” immediately following this section and see the “Charges and Deductions” section of this Prospectus.

What are the tax consequences associated with the Contract?

You are generally required to pay taxes on amounts earned in a Non-Qualified Contract only when they are withdrawn. When you take distributions or withdrawals from a Contract, taxable earnings are considered to be paid out first, followed by the investment in the Contract. All or a portion of each annuity payment you receive under a Non-Qualified Contract will be taxable.

Distributions from a Contract are taxed as ordinary income. You may owe a 10% federal income tax penalty for distributions or withdrawals taken before age 59½.

You are generally required to pay taxes on all amounts withdrawn from a Qualified Contract because Purchase Payments were made with before-tax dollars. Restrictions and penalties may apply to withdrawals from Qualified Contracts. (See the “Federal Tax Matters” section of this Prospectus.)

6

If I have questions, where can I go?

“If you have any questions about the Contract, you can contact your registered representative or write us at American National Insurance Company Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269, or call us at 1-800-306-2959. If mail is addressed differently, there may be delays in the processing of requested transactions.”

FEE TABLES

Expenses Before the Annuity Date

The following tables summarize the charges we will make before the Annuity Date. The tables also summarize the fees and expenses of the Portfolios. You should consider this information with the information under the section “Charges and Deductions” in this Prospectus.

Contract Owner Transaction Expenses

The first table describes the fees and expenses that you pay at the time you buy the Contract, surrender the Contract, or transfer accumulation value between subaccounts. State premium taxes will be deducted if assessed by a state.

Sales Load as a Percentage of Purchase Payments:	0%

Deferred Sales Load (“Surrender Charge”)

Free Withdrawal Amount

In any Contract Year, you can withdraw the greater of (1) 10% of your Accumulation Value at the time of the withdrawal or (2) your Accumulation Value less total Purchase Payments (the “Free Withdrawal Amount”) with no Surrender Charge. The portion of a withdrawal in excess of the Free Withdrawal Amount is a withdrawal of Purchase Payments and is subject to a Surrender Charge. If you withdraw less than 10% of your Accumulation Value, the Free Withdrawal Amount available under the 10% option for any subsequent withdrawal in that Contract Year will be reduced by the percentage previously withdrawn. (See the “Surrender Charge” provision in the “Charges and Deductions” section in this Prospectus.)

Calculation of Surrender Charges

Surrender Charges vary, depending on the number of complete years elapsed since the Purchase Payment being withdrawn was paid, on a “first-paid, first-withdrawn” basis. The Surrender Charge will be deducted from your Accumulation Value, if sufficient. If your Accumulation Value is not sufficient, your withdrawal will be reduced accordingly. Surrender Charges will be a percentage of each Purchase Payment or portion thereof withdrawn as illustrated in the following table:

Number of Completed Years Since Purchase Payment Made	Surrender Charge as a Percentage of the Purchase Payment Withdrawn or Surrendered
Less than 1	7.0%
1	7.0%
2	6.0%
3	5.0%
4	4.0%
5	3.0%
6	2.0%
7 and thereafter	0.0%

7

EXCHANGE FEE	$10
A fee of $10 is charged for transfers among the Subaccounts and Fixed Account after twelve (12) transfers per Contract Year.

PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

ANNUAL CONTRACT FEE1	$35
SEPARATE ACCOUNT ANNUAL EXPENSES

	Base Policy Only		Base Policy Plus Enhanced Death Benefit
		Min. Guar. Rider	3% Rider	5% Rider
(as percentage of average net assets)
Mortality Risk	0.70%	0.80%	0.90%	1.05%
Expense Risk Fee	0.40%	0.40%	0.40%	0.40%
Administrative Asset Fee	0.10%	0.10%	0.10%	0.10%
Total Separate Account
Annual Expenses	1.20%	1.30%	1.40%	1.55%

1	Annual Contract Fee is not charged if all of your Accumulation Value is in Fixed Account or is greater than $50000 on the last day of a Contract Year.
2	These fees do not apply to funds in the Fixed Account.
Annual Portfolio Expenses

The next table shows the minimum and maximum total operating expenses charged by the Portfolio that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

	Minimum	Maximum
Total Expenses	0.35%	2.32%
(before fee waivers or reimbursements)
3
Expenses are shown as a percentage of a Portfolio’s average net assets as of December 31, 2011. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios’ expenses in order to keep the expenses below specified limits. In some cases, these expense limitations may be contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.35% and 1.53%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Expenses During the Annuity Period

During the Annuity Period, we will charge the Separate Account a mortality risk fee of .70%, an expense risk fee of .45%, and an administrative asset fee of .10%. The Portfolios corresponding to the Subaccounts in which you have invested will charge the Portfolio annual expenses described above. No other fees or expenses are charged against the Contract during the Annuity Period.

Examples

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other Variable Annuity Contracts. These costs include Contract Owner transaction expenses, Contract Fees, Separate Account annual expenses and Portfolio fees and expenses.

8

Example with highest Portfolio expenses:

This example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios for the year ended December 31, 2011. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,106	$1,023	$840	$464

If you annuitize at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,106	$1,023	$840	$464

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$441	$446	$451	$464
You should not consider the examples as representative of past or future expenses.

The purpose of the preceding tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the Separate Account and the Portfolios. The expenses shown above for the Portfolios are assessed at the underlying fund level and are not direct charges against the Separate Account’s assets or reductions from Accumulation Value. These expenses are taken into consideration in computing the Portfolio’s net asset value, which is the share price used to calculate the value of an Accumulation Unit. Actual expenses may be more or less than shown. As required by the Securities and Exchange Commission, the example assumes a 5% annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of a Portfolio. For a more complete description of the management fees of the Funds, see their prospectuses.

9

Example with lowest Portfolio expenses:

This example uses the same assumptions as the prior example, except that it assumes the minimum fees and expenses of any of the Portfolios for the year ended December 31, 2011. Your actual expenses will vary depending upon the Portfolios you select.  Although your actual costs may be higher, based on these assumptions, your cost would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$863	$813	$647	$248

If you annuitize at the end of the applicable time period:

1 year	3 years	5 years	10 years
$863	$813	$647	$248

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$198	$208	$218	$248

You should not consider the examples as representative of past or future expenses.

The purpose of the preceding tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the Separate Account and the Portfolios. The expenses shown above for the Portfolios are assessed at the underlying fund level and are not direct charges against the Separate Account’s assets or reductions from Accumulation Value. These expenses are taken into consideration in computing the Portfolio’s net asset value, which is the share price used to calculate the value of an Accumulation Unit. Actual expenses may be more or less than shown. As required by the Securities and Exchange Commission, the example assumes a 5% annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of a Portfolio. For a more complete description of the management fees of the Funds, see their prospectuses.

10

This page left blank intentionally.

11

ACCUMULATION UNIT VALUES For Contracts With No Guaranteed Death Benefit Rider
Subaccount	2011	2010	2009
INVESCO V.I. DYNAMICS FUND*
Accumulation Unit Value at beginning of period	$1.025	$0.818	$0.595
Accumulation Unit Value at end of period	$—	$1.025	$0.818
Number of Accumulation Units outstanding at end of period	—	20,520	21,518
INVESCO V.I. FINANCIAL SERVICES FUND*
Accumulation Unit Value at beginning of period	$0.564	$0.510	$0.411
Accumulation Unit Value at end of period	$—	$0.564	$0.510
Number of Accumulation Units outstanding at end of period	—	48,545	48,768
INVESCO V.I. GLOBAL HEALTH CARE FUND
Accumulation Unit Value at beginning of period	$1.165	$1.129	$0.888
Accumulation Unit Value at end of period	$1.197	$1.165	$1.129
Number of Accumulation Units outstanding at end of period	45,490	35,942	31,193
INVESCO V.I. GLOBAL REAL ESTATE FUND
Accumulation Unit Value at beginning of period	$2.450	$2.110	$1.624
Accumulation Unit Value at end of period	$2.264	$2.450	$2.110
Number of Accumulation Units outstanding at end of period	205.575	242,983	291,465
INVESCO V.I. SMALL CAP EQUITY FUND
Accumulation Unit Value at beginning of period	$1.135	$0.893	$0.745
Accumulation Unit Value at end of period	$1.113	$1.135	$0.893
Number of Accumulation Units outstanding at end of period	197,678	192,527	173,726
INVESCO V.I. TECHNOLOGY FUND
Accumulation Unit Value at beginning of period	$0.659	$0.550	$0.354
Accumulation Unit Value at end of period	$0.618	$0.659	$0.550
Number of Accumulation Units outstanding at end of period	188,629	231,876	309,009
INVESCO V.I. UTILITIES FUND
Accumulation Unit Value at beginning of period	$1.079	$1.028	$0.904
Accumulation Unit Value at end of period	$1.242	$1.079	$1.028
Number of Accumulation Units outstanding at end of period	259,386	373,980	509,033
INVESCO V.I. CAPITAL DEVELOPMENT FUND
Accumulation Unit Value at beginning of period	$—	$—	$—
Accumulation Unit Value at end of period	$21,287	$—	$—
Number of Accumulation Units outstanding at end of period	826	—	—
*
Effective May 2, 2011, the Invesco V.I. Dynamics Fund was acquired by the Invesco V.I. Capital Development Fund and the Invesco V.I. Financial Services Fund was acquired by the Invesco V.I. Dividend Growth Fund.

**	Effective May 2, 2011, the Invesco V.I. Financial Services Fund was acquired by the Invesco V.I. Dividend Growth Fund.

12

2008	2007	2006	2005	2004	2003	2002

$1.160	$1.047	$0.913	$0.834	$0.745	$0.547	$0.813
$0.595	$1.160	$1.047	$0.913	$0.834	$0.745	$0.547
22,872	26,662	28,240	13,324	11,174	3,242	4,095

$1.026	$1.335	$1.160	$1.109	$1.032	$0.806	$0.959
$0.411	$1.026	$1.335	$1.160	$1.109	$1.032	$0.806
49,002	52,583	47,020	30,355	27,199	28,330	8,888

$1.259	$1.139	$1.096	$1.025	$0.965	$0.764	$1.025
$0.888	$1.259	$1.139	$1.096	$1.025	$0.965	$0.764
43,043	48,116	69,087	66,650	60,714	59,190	21,253

$2.969	$3.181	$2.258	$2.000	$1.482	$1.081	$1.028
$1.624	$2.969	$3.181	$2.258	$2.000	$1.482	$1.081
273,751	321,097	312,345	168,462	140,225	77,480	3,738

$1.098	$1.035	$0.918	$0.883	$0.785	$0.595	$0.875
$0.745	$1.098	$1.035	$0.918	$0.883	$0.785	$0.595
163,995	189,489	98,355	44,064	25,092	1,302	883

$0.645	$0.606	$0.555	$0.550	$0.532	$0.371	$0.706
$0.354	$0.645	$0.606	$0.555	$0.550	$0.532	$0.371
158,145	134,166	109,421	81,428	53,014	62,777	15,956

$1.354	$1.136	$0.916	$0.794	$0.650	$0.560	$0.712
$0.904	$1.354	$1.136	$0.916	$0.794	$0.650	$0.560
570,991	632,820	333,164	211,088	20,564	13,193	3,454

$—	$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—

13

ACCUMULATION UNIT VALUES For Contracts With No Guaranteed Death Benefit Rider
Subaccount	2011	2010	2009
INVESCO V.I. DIVIDEND GROWTH FUND
Accumulation Unit Value at beginning of period	$—	$—	$—
Accumulation Unit Value at end of period	$23.442	$—	$—
Number of Accumulation Units outstanding at end of period	1,401	—	—
ALGER BALANCED PORTFOLIO
Accumulation Unit Value at beginning of period	$1.099	$1.008	$0.789
Accumulation Unit Value at end of period	$1.086	$1.099	$1.008
Number of Accumulation Units outstanding at end of period	660,907	784,438	1,069,239
ALGER LARGE CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$0.802	$0.714	$0.491
Accumulation Unit Value at end of period	$0.789	$0.802	$0.714
Number of Accumulation Units outstanding at end of period	379,583	377,609	377,935
ALGER GROWTH & INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$0.777	$0.701	$0.534
Accumulation Unit Value at end of period	$0.818	$0.777	$0.701
Number of Accumulation Units outstanding at end of period	133,124	133,397	130,398
ALGER CAPITAL APPRECIATION PORTFOLIO
Accumulation Unit Value at beginning of period	$0.985	$0.874	$0.585
Accumulation Unit Value at end of period	$0.970	$0.985	$0.874
Number of Accumulation Units outstanding at end of period	504,484	625,965	667,271
ALGER MID CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.119	$0.949	$0.633
Accumulation Unit Value at end of period	$1.014	$1.119	$0.949
Number of Accumulation Units outstanding at end of period	353,563	496,881	671,075
ALGER SMALL CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.051	$0.849	$0.590
Accumulation Unit Value at end of period	$1.005	$1.051	$0.849
Number of Accumulation Units outstanding at end of period	342,195	471,322	545,072
AMERICAN NATIONAL BALANCED PORTFOLIO*
Accumulation Unit Value at beginning of period	$—	$1.071	$0.916
Accumulation Unit Value at end of period	$—	$—	$1.071
Number of Accumulation Units outstanding at end of period	—	—	768,015

*
On April 13, 2010, the Shareholders of the American National Growth Portfolio, the American National Equity Income Portfolio, the American National Balanced Portfolio, and the American National Money Market Portfolio (together the “Portfolios”) approved a Plan of Liquidation and Dissolution of the Portfolios that are a separate series of American National Investment Accounts, Inc. (the “Fund”.) On April 30, 2010, the Portfolios were liquidated and dissolved and the Fund terminated.

14

2008	2007	2006	2005	2004	2003	2002

$—	$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—

$1.170	$1.054	$1.019	$0.951	$0.920	$0.783	$0.903
$0.789	$1.170	$1.054	$1.019	$0.951	$0.920	$0.783
1,112,868	1,287,028	1,344,254	1,361,716	1,108,051	987,473	807,878

$0.923	$0.778	$0.749	$0.677	$0.649	$0.486	$0.734
$0.491	$0.923	$0.778	$0.749	$0.677	$0.649	$0.486
414,854	349,749	313,600	957,580	1,070,297	515,856	475,928

$0.897	$0.824	$0.763	$0.747	$0.701	$0.546	$0.802
$0.534	$0.897	$0.824	$0.763	$0.747	$0.701	$0.546
148,817	221,643	152,370	143,489	152,528	92,239	91,271

$1.080	$0.818	$0.695	$0.614	$0.575	$0.432	$0.661
$0.585	$1.080	$0.818	$0.695	$0.614	$0.575	$0.432
954,951	731,831	156,812	109,188	100,947	312,992	259,540

$1.538	$1.183	$1.087	$1.002	$0.897	$0.614	$0.882
$0.633	$1.538	$1.183	$1.087	$1.002	$0.897	$0.614
690,014	561,646	417,105	258,789	287,287	165,356	58,359

$1.119	$0.966	$0.814	$0.705	$0.612	$0.435	$0.597
$0.590	$1.119	$0.966	$0.814	$0.705	$0.612	$0.435
653,078	624,054	496,508	115,807	67,068	38,235	13,984

$1.205	$1.163	$1.057	$1.065	$1.016	$0.857	$0.929
$0.916	$1.205	$1.163	$1.057	$1.065	$1.016	$0.857
977,284	1,415,138	1,277,414	1,386,976	989,173	470,378	184,293

15

ACCUMULATION UNIT VALUES For Contracts With No Guaranteed Death Benefit Rider
Subaccount	2011	2010	2009
AMERICAN NATIONAL EQUITY INCOME PORTFOLIO*
Accumulation Unit Value at beginning of period	$—	$0.954	$0.830
Accumulation Unit Value at end of period	$—	$—	$0.954
Number of Accumulation Units outstanding at end of period	—	—	587,191
AMERICAN NATIONAL GROWTH PORTFOLIO*
Accumulation Unit Value at beginning of period	$—	$0.673	$0.553
Accumulation Unit Value at end of period	$—	$—	$0.673
Number of Accumulation Units outstanding at end of period	—	—	299,836
AMERICAN NATIONAL MONEY MARKET PORTFOLIO*
Accumulation Unit Value at beginning of period	$—	$1.094	$1.107
Accumulation Unit Value at end of period	$—	$—	$1.094
Number of Accumulation Units outstanding at end of period	—	—	3,066,377
FEDERATED MANAGED VOLATILITY FUND II
Accumulation Unit Value at beginning of period	$1.086	$0.981	$0.774
Accumulation Unit Value at end of period	$1.125	$1.086	$0.981
Number of Accumulation Units outstanding at end of period	330,950	316,890	50,209
FEDERATED EQUITY INCOME FUND II
Accumulation Unit Value at beginning of period	$—	$0.834	$0.733
Accumulation Unit Value at end of period	$—	$—	$0.834
Number of Accumulation Units outstanding at end of period	—	—	288,066
FEDERATED HIGH INCOME BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$1.725	$1.522	$1.007
Accumulation Unit Value at end of period	$1.792	$1.725	$1.522
Number of Accumulation Units outstanding at end of period	552,477	617,819	751,026
FEDERATED KAUFMANN FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$1.396	$1.188	$0.936
Accumulation Unit Value at end of period	$1.196	$1.396	$1.188
Number of Accumulation Units outstanding at end of period	107,505	129,284	79,558
FEDERATED MID CAP GROWTH STRATEGIES FUND II
Accumulation Unit Value at beginning of period	$—	$0.744	$0.577
Accumulation Unit Value at end of period	$—	$—	$0.744
Number of Accumulation Units outstanding at end of period	—	—	175,917

*
On April 13, 2010, the Shareholders of the American National Growth Portfolio, the American National Equity Income Portfolio, the American National Balanced Portfolio, and the American National Money Market Portfolio (together the “Portfolios”) approved a Plan of Liquidation and Dissolution of the Portfolios that are a separate series of American National Investment Accounts, Inc. (the “Fund”.) On April 30, 2010, the Portfolios were liquidated and dissolved and the Fund terminated.

16

2008	2007	2006	2005	2004	2003	2002

$1.198	$1.204	$1.030	$1.019	$0.944	$0.766	$0.903
$0.830	$1.198	$1.204	$1.030	$1.019	$0.944	$0.766
672,581	740,053	690,934	778,558	657,275	380,154	272,783

$0.891	$0.856	$0.766	$0.751	$0.708	$0.564	$0.788
$0.553	$0.891	$0.856	$0.766	$0.751	$0.708	$0.564
368,754	259,558	276,081	387,541	334,158	62,589	42,827

$1.104	$1.069	$1.036	$1.022	$1.026	$1.033	$1.035
$1.107	$1.104	$1.069	$1.036	$1.022	$1.026	$1.033
3,591,579	861,323	805,899	672,106	738,077	2,433,948	5,669,242

$0.984	$0.957	$0.838	$0.797	$0.734	$0.616	$0.820
$0.774	$0.984	$0.957	$0.838	$0.797	$0.734	$0.616
61,449	77,154	114,636	109,287	83,893	152,489	110,689

$1.066	$1.057	$0.869	$0.851	$0.763	$0.607	$0.775
$0.733	$1.066	$1.057	$0.869	$0.851	$0.763	$0.607
284,760	311,840	141,574	160,561	156,270	62,499	64,587

$1.378	$0.998	$0.932	$0.876	$0.806	$0.626	$0.864
$1.007	$1.378	$0.998	$0.932	$0.876	$0.806	$0.626
642,225	638,630	103,520	77,350	66,127	22,630	3,420

$1.627	$1.360	$1.229	$1.067	$0.937	$0.740	$0.829
$0.936	$1.627	$1.353	$1.229	$1.067	$0.937	$0.740
56,637	58,681	1,666,974	1,739,335	1,387,580	889,891	797,162

$1.033	$0.886	$1.095	$—	N/A	N/A	N/A
$0.577	$1.033	$1.297	$1.095	N/A	N/A	N/A
240,063	177,457	87,418	4,196	N/A	N/A	N/A

17

ACCUMULATION UNIT VALUES For Contracts With No Guaranteed Death Benefit Rider
Subaccount	2011	2010	2009
FEDERATED QUALITY BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$1.260	$1.175	$0.988
Accumulation Unit Value at end of period	$1.273	$1.260	$1.175
Number of Accumulation Units outstanding at end of period	142,997	139,494	163,938
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Accumulation Unit Value at beginning of period	$1.207	$1.161	$1.117
Accumulation Unit Value at end of period	$1.261	$1.207	$1.161
Number of Accumulation Units outstanding at end of period	247,984	271,889	157,011
FIDELITY VIP GROWTH STRATEGIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.990	$0.804	$0.584
Accumulation Unit Value at end of period	$0.888	$0.990	$0.804
Number of Accumulation Units outstanding at end of period	238,052	178,454	288,341
FIDELITY VIP CONTRAFUND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.374	$1.189	$0.888
Accumulation Unit Value at end of period	$1.319	$1.374	$1.189
Number of Accumulation Units outstanding at end of period	1,662,256	1,841,464	2,186,187
FIDELITY VIP EQUITY-INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.069	$0.941	$0.733
Accumulation Unit Value at end of period	$1.063	$1.069	$0.941
Number of Accumulation Units outstanding at end of period	693,601	374,113	368,479
FIDELITY VIP GROWTH & INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.118	$0.987	$0.787
Accumulation Unit Value at end of period	$1.119	$1.118	$0.987
Number of Accumulation Units outstanding at end of period	164,285	175,523	190,198
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.813	$0.666	$0.463
Accumulation Unit Value at end of period	$0.819	$0.813	$0.666
Number of Accumulation Units outstanding at end of period	392,400	374,706	395,933
FIDELITY VIP INDEX 500 PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.906	$0.799	$0.640
Accumulation Unit Value at end of period	$0.911	$0.906	$0.799
Number of Accumulation Units outstanding at end of period	1,343,242	1,716,289	2,094,174

18

2008	2007	2006	2005	2004	2003	2002

$1.078	$1.036	$1.231	$1.214	$1.112	$0.921	$0.920
$0.988	$1.078	$1.348	$1.231	$1.214	$1.112	$0.921
217,706	201,429	489,580	491,291	376,152	370,954	306,402

$1.084	$1.033	$1.198	$—	N/A	N/A	N/A
$1.117	$1.084	$1.360	$1.198	N/A	N/A	N/A
119,190	52,154	18,654	3,374	N/A	N/A	N/A

$1.156	$0.998	$0.828	$0.744	$0.652	$0.471	$0.647
$0.584	$1.156	$0.886	$0.828	$0.744	$0.652	$0.471
270,662	196,626	156,749	66,964	29,527	6,241	5,141

$1.569	$1.353	$1.006	$—	N/A	N/A	N/A
$0.888	$1.569	$1.036	$1.006	N/A	N/A	N/A
2,359,975	2,225,007	90,531	6,087	N/A	N/A	N/A

$1.298	$1.297	$1.003	$—	N/A	N/A	N/A
$0.733	$1.298	$1.033	$1.003	N/A	N/A	N/A
350,682	308,624	23,870	3,889	N/A	N/A	N/A

$1.371	$1.240	$1.112	$—	N/A	N/A	N/A
$0.787	$1.371	$1.240	$1.112	N/A	N/A	N/A
179,412	146,446	76,562	44,565	N/A	N/A	N/A

$1.045	$0.861	$0.829	$0.772	$0.731	$0.572	$0.742
$0.463	$1.045	$0.861	$0.829	$0.772	$0.731	$0.572
306,686	423,299	221,807	169,855	95,917	61,983	42,986

$1.031	$0.992	$0.870	$0.842	$0.772	$0.610	$0.797
$0.640	$1.031	$0.992	$0.870	$0.842	$0.772	$0.610
2,137,982	2,205,481	1,775,792	1,357,761	1,226,655	850,841	642,738

19

ACCUMULATION UNIT VALUES For Contracts With No Guaranteed Death Benefit Rider
Subaccount	2011	2010	2009
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.231	$1.158	$1.014
Accumulation Unit Value at end of period	$1.301	$1.231	$1.158
Number of Accumulation Units outstanding at end of period	396,352	597,106	229,243
FIDELITY VIP MID CAP PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$2.394	$1.884	$1.364
Accumulation Unit Value at end of period	$2.108	$2.394	$1.884
Number of Accumulation Units outstanding at end of period	1,062,672	1,506,893	1,468,224
FIDELITY VIP MONEY MARKET PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.991	$—	—
Accumulation Unit Value at end of period	$0.979	$0.991	—
Number of Accumulation Units outstanding at end of period	2,263,622	2,675,796	—
FIDELITY VIP VALUE LEADERS PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.982	$0.917	$0.715
Accumulation Unit Value at end of period	$0.891	$0.982	$0.917
Number of Accumulation Units outstanding at end of period	140,518	140,451	35,627
FIDELITY VIP VALUE PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.074	$0.925	$0.659
Accumulation Unit Value at end of period	$1.033	$1.074	$0.925
Number of Accumulation Units outstanding at end of period	152,608	165,567	125,353
FIDELITY VIP VALUE STRATEGIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.305	$1.044	$0.673
Accumulation Unit Value at end of period	$1.173	$1.305	$1.044
Number of Accumulation Units outstanding at end of period	224,437	377,799	267,722
MFS CORE EQUITY SERIES
Accumulation Unit Value at beginning of period	$0.748	$0.646	$0.494
Accumulation Unit Value at end of period	$0.732	$0.748	$0.646
Number of Accumulation Units outstanding at end of period	18,462	35,711	53,945
MFS GROWTH SERIES
Accumulation Unit Value at beginning of period	$0.684	$0.600	$0.441
Accumulation Unit Value at end of period	$0.673	$0.684	$0.600
Number of Accumulation Units outstanding at end of period	159,013	167,490	231,869

20

2008	2007	2006	2005	2004	2003	2002

$1.064	$1.035	$1.006	$—	—	—	—
$1.014	$1.064	$1.035	$1.006	—	—	—
209,173	231,999	157,392	97,623	—	—	—

$2.287	$2.007	$1.807	$1.549	$1.258	$0.921	$1.036
$1.364	$2.287	$2.007	$1.807	$1.549	$1.258	$0.921
1,509,570	1,510,292	1,110,006	1,206,303	919,800	365,393	269,045

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

$1.315	$1.277	$1.125	$—	—	—	—
$0.715	$1.315	$1.277	$1.125	—	—	—
60,820	72,702	14,492	17,228	—	—	—

$1.249	$1.241	$1.098	$—	—	—	—
$0.659	$1.249	$1.241	$1.098	—	—	—
131,306	132,071	63,231	8,851	—	—	—

$1.399	$1.343	$1.172	$—	—	—	—
$0.673	$1.399	$1.343	$1.172	—	—	—
280,949	341,099	150,775	—	—	—	—

$0.821	$0.748	$0.665	$0.662	$0.595	$0.473	$0.681
$0.494	$0.821	$0.748	$0.665	$0.662	$0.595	$0.473
62,906	76,213	79,258	69,832	78,131	119,085	91,725

$0.713	$0.596	$0.559	$0.518	$0.464	$0.361	$0.551
$0.441	$0.713	$0.596	$0.559	$0.518	$0.464	$0.361
285,284	263,367	195,752	174,018	71,128	76,831	77,746

21

ACCUMULATION UNIT VALUES For Contracts With No Guaranteed Death Benefit Rider
Subaccount	2011	2010	2009
MFS INVESTORS TRUST SERIES
Accumulation Unit Value at beginning of period	$1.014	$0.926	$0.737
Accumulation Unit Value at end of period	$0.980	$1.014	$0.926
Number of Accumulation Units outstanding at end of period	92,892	238,923	243,147
MFS RESEARCH SERIES
Accumulation Unit Value at beginning of period	$0.885	$0.750	$0.599
Accumulation Unit Value at end of period	$0.871	$0.885	$0.750
Number of Accumulation Units outstanding at end of period	6,200	8,262	8,150
T. ROWE PRICE EQUITY INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$1.421	$1.250	$1.007
Accumulation Unit Value at end of period	$1.394	$1.421	$1.250
Number of Accumulation Units outstanding at end of period	1,280,251	1,391,678	1,776,669
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Accumulation Unit Value at beginning of period	$1.002	$0.886	$0.589
Accumulation Unit Value at end of period	$0.863	$1.002	$0.886
Number of Accumulation Units outstanding at end of period	1,185,862	1,426,368	1,230,882
T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Accumulation Unit Value at beginning of period	$1.393	$1.368	$1.277
Accumulation Unit Value at end of period	$1.398	$1.393	$1.368
Number of Accumulation Units outstanding at end of period	400,545	487,305	562,706
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.838	$1.458	$1.009
Accumulation Unit Value at end of period	$1.793	$1.838	$1.458
Number of Accumulation Units outstanding at end of period	58,974	137,161	166,341

22

2008	2007	2006	2005	2004	2003	2002

$1.114	$1.022	$0.916	$0.864	$0.785	$0.650	$0.833
$0.737	$1.114	$1.022	$0.916	$0.864	$0.785	$0.650
268,793	395,301	411,939	443,395	464,113	407,518	77,484

$0.949	$0.849	$0.777	$0.730	$0.638	$0.517	$0.694
$0.599	$0.949	$0.849	$0.777	$0.730	$0.638	$0.517
14,343	18,335	83,405	135,502	145,557	147,957	174,417

$1.596	$1.564	$1.330	$1.296	$1.141	$0.920	$1.072
$1.007	$1.596	$1.564	$1.330	$1.296	$1.141	$0.920
1,852,222	1,852,085	1,423,550	1,734,496	1,430,280	1,088,766	938,974

$1.161	$1.040	$0.884	$0.771	$0.686	$0.532	$0.659
$0.589	$1.161	$1.040	$0.884	$0.771	$0.686	$0.532
1,383,770	1,224,019	692,466	1,127,428	1,011,214	448,455	418,239

$1.273	$1.222	$1.188	$1.182	$1.183	$1.148	$1.103
$1.277	$1.273	$1.222	$1.188	$1.182	$1.183	$1.148
543,725	604,346	551,769	497,522	290,277	305,027	156,695

$1.695	$1.460	$1.386	$1.222	$1.045	$0.765	$0.983
$1.009	$1.695	$1.460	$1.386	$1.222	$1.045	$0.765
174,931	223,923	244,045	278,243	330,082	263,494	161,589

23

ACCUMULATION UNIT VALUES For Contracts With 3% Guaranteed Death Benefit Rider
Subaccount	2011	2010	2009
INVESCO V.I. DYNAMICS FUND*
Accumulation Unit Value at beginning of period	$1.005	$0.823	$0.586
Accumulation Unit Value at end of period	$—	$1.005	$0.823
Number of Accumulation Units outstanding at end of period	—	—	—
INVESCO V.I. FINANCIAL SERVICES FUND**
Accumulation Unit Value at beginning of period	$0.553	$0.508	$0.405
Accumulation Unit Value at end of period	$—	$0.553	$0.508
Number of Accumulation Units outstanding at end of period	—	—	—
INVESCO V.I. GLOBAL HEALTH CARE FUND
Accumulation Unit Value at beginning of period	$1.143	$1.101	$0.874
Accumulation Unit Value at end of period	$1.171	$1.143	$1.101
Number of Accumulation Units outstanding at end of period	—	—	—
INVESCO V.I. GLOBAL REAL ESTATE FUND
Accumulation Unit Value at beginning of period	$2.403	$2.073	$1.599
Accumulation Unit Value at end of period	$2.215	$2.403	$2.073
Number of Accumulation Units outstanding at end of period	—	—	—
INVESCO V.I. SMALL CAP EQUITY FUND
Accumulation Unit Value at beginning of period	$1.112	$0.878	$0.734
Accumulation Unit Value at end of period	$1.089	$1.112	$0.878
Number of Accumulation Units outstanding at end of period	—	—	—
INVESCO V.I. TECHNOLOGY FUND
Accumulation Unit Value at beginning of period	$0.646	$0.540	$0.348
Accumulation Unit Value at end of period	$0.605	$0.646	$0.540
Number of Accumulation Units outstanding at end of period	—	—	—
INVESCO V.I. UTILITIES FUND
Accumulation Unit Value at beginning of period	$1.058	$1.001	$0.891
Accumulation Unit Value at end of period	$1.215	$1.058	$1.001
Number of Accumulation Units outstanding at end of period	—	—	—
INVESCO V.I. CAPITAL DEVELOPMENT FUND
Accumulation Unit Value at beginning of period	$—	$—	$—
Accumulation Unit Value at end of period	$21.211	$—	$—
Number of Accumulation Units outstanding at end of period	—	—	—

*
Effective May 2, 2011, the Invesco V.I. Dynamics Fund was acquired by the Invesco V.I. Capital Development Fund and the Invesco V.I. Financial Services Fund was acquired by the Invesco V.I. Dividend Growth Fund.

**	Effective May 2, 2011, the Invesco V.I. Financial Service Fund was acquired by the Invesco V.I. Dividend Growth Fund.

24

2008	2007	2006	2005	2004	2003	2002

$1.145	$1.035	$0.904	$0.828	$0.741	$0.545	$0.812
$0.586	$1.145	$1.035	$0.904	$0.828	$0.741	$0.545
—	—	—	—	—	—	—

$1.012	$1.319	$1.149	$1.100	$1.027	$0.803	$0.958
$0.405	$1.012	$1.319	$1.149	$1.100	$1.027	$0.803
—	—	—	—	—	—	—

$1.242	$1.126	$1.085	$1.018	$0.959	$0.761	$1.023
$0.874	$1.242	$1.126	$1.085	$1.018	$0.959	$0.761
—	—	—	—	—	—	—

$2.929	$3.145	$2.236	$1.985	$1.474	$1.077	$1.027
$1.599	$2.929	$3.145	$2.236	$1.985	$1.474	$1.077
—	—	11,746	13,594	8,999	—	—

$1.083	$1.023	$0.909	$0.876	$0.780	$0.593	$0.873
$0.734	$1.083	$1.023	$0.909	$0.876	$0.780	$0.593
—	—	—	—	—	—	—

$0.636	$0.599	$0.550	$0.546	$0.529	$0.369	$0.705
$0.348	$0.636	$0.599	$0.550	$0.546	$0.529	$0.369
—	—	—	—	—	—	—

$1.335	$1.123	$0.907	$0.788	$0.646	$0.558	$0.710
$0.891	$1.335	$1.123	$0.907	$0.788	$0.646	$0.558
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—

25

ACCUMULATION UNIT VALUES For Contracts With 3% Guaranteed Death Benefit Rider
Subaccount	2011	2010	2009

INVESCO V.I. DIVIDEND GROWTH FUND
Accumulation Unit Value at beginning of period	$—	$—	$—
Accumulation Unit Value at end of period	$23.470	$—	$—
Number of Accumulation Units outstanding at end of period	—	—	—
ALGER BALANCED PORTFOLIO
Accumulation Unit Value at beginning of period	$1.075	$0.988	$0.775
Accumulation Unit Value at end of period	$1.060	$1.075	$0.988
Number of Accumulation Units outstanding at end of period	—	336	343
ALGER LARGE CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$0.785	$0.702	$0.482
Accumulation Unit Value at end of period	$0.771	$0.785	$0.702
Number of Accumulation Units outstanding at end of period	—	—	—
ALGER GROWTH & INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$0.760	$0.770	$0.527
Accumulation Unit Value at end of period	$0.799	$0.760	$0.770
Number of Accumulation Units outstanding at end of period	1,280	1,288	1,298
ALGER CAPITAL APPRECIATIONPORTFOLIO
Accumulation Unit Value at beginning of period	$0.964	$0.953	$0.575
Accumulation Unit Value at end of period	$0.947	$0.964	$0.953
Number of Accumulation Units outstanding at end of period	1,580	2,075	2,098
ALGER MID CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.095	$0.930	$0.621
Accumulation Unit Value at end of period	$0.990	$1.095	$0.930
Number of Accumulation Units outstanding at end of period	49	60	72
ALGER SMALL CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.028	$0.832	$0.580
Accumulation Unit Value at end of period	$0.982	$1.028	$0.832
Number of Accumulation Units outstanding at end of period	—	—	—
AMERICAN NATIONAL BALANCED PORTFOLIO*
Accumulation Unit Value at beginning of period	$—	$0.993	$0.900
Accumulation Unit Value at end of period	$—	$—	$0.993
Number of Accumulation Units outstanding at end of period	—	—	6,043

*
On April 13, 2010, the Shareholders of the American National Growth Portfolio, the American National Equity Income Portfolio, the American National Balanced Portfolio, and the American National Money Market Portfolio (together the “Portfolios”) approved a Plan of Liquidation and Dissolution of the Portfolios that are a separate series of American National Investment Accounts, Inc. (the “Fund”.) On April 30, 2010, the Portfolios were liquidated and dissolved and the Fund terminated.

26

2008	2007	2006	2005	2004	2003	2002

$—	$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—

$1.152	$1.040	$1.007	$0.942	$0.913	$0.778	$0.900
$0.775	$1.152	$1.040	$1.007	$0.942	$0.913	$0.778
353	360	366	374	383	393	405

$0.908	$0.768	$0.741	$0.670	$0.644	$0.483	$0.732
$0.482	$0.908	$0.768	$0.741	$0.670	$0.644	$0.483
—	—	—	—	—	—	—

$0.883	$0.813	$0.754	$0.740	$0.695	$0.543	$0.800
$0.527	$0.883	$0.813	$0.754	$0.740	$0.695	$0.543
1,313	1,322	1,332	1,342	1,354	1,367	1,386

$1.063	$0.807	$0.686	$0.608	$0.570	$0.429	$0.659
$0.575	$1.063	$0.807	$0.686	$0.608	$0.570	$0.429
2,131	2,153	2,174	2,198	2,225	2,255	4,322

$1.514	$1.167	$1.075	$0.992	$0.890	$0.611	$0.879
$0.621	$1.514	$1.167	$1.075	$0.992	$0.890	$0.611
85	99	108	119	131	38	—

$1.101	$0.953	$0.805	$0.698	$0.608	$0.433	$0.595
$0.580	$1.101	$0.953	$0.805	$0.698	$0.608	$0.433
—	—	6,334	—	—	—	78,781

$1.186	$1.147	$1.045	$1.055	$1.009	$0.852	$0.926
$0.900	$1.186	$1.147	$1.045	$1.055	$1.009	$0.852
6,088	6,140	6,208	6,218	6,263	43,897	6,211

27

ACCUMULATION UNIT VALUES For Contracts With 3% Guaranteed Death Benefit Rider
Subaccount	2011	2010	2009
AMERICAN NATIONAL EQUITY INCOME PORTFOLIO*
Accumulation Unit Value at beginning of period	$—	$0.954	$0.816
Accumulation Unit Value at end of period	$—	$—	$0.954
Number of Accumulation Units outstanding at end of period	—	—	73
AMERICAN NATIONAL GROWTH PORTFOLIO*
Accumulation Unit Value at beginning of period	$—	$0.662	$0.543
Accumulation Unit Value at end of period	$—	$—	$0.662
Number of Accumulation Units outstanding at end of period	—	—	—
AMERICAN NATIONAL MONEY MARKET PORTFOLIO*
Accumulation Unit Value at beginning of period	$—	$1.073	$1.087
Accumulation Unit Value at end of period	$—	$—	$1.073
Number of Accumulation Units outstanding at end of period	—	—	—
FEDERATED MANAGED VOLATILITY FUND II
Accumulation Unit Value at beginning of period	$1.063	$0.962	$0.760
Accumulation Unit Value at end of period	$1.098	$1.063	$0.962
Number of Accumulation Units outstanding at end of period	—	—	—
FEDERATED EQUITY INCOME FUND II
Accumulation Unit Value at beginning of period	$—	$0.818	$0.720
Accumulation Unit Value at end of period	$—	$—	$0.818
Number of Accumulation Units outstanding at end of period	—	—	—
FEDERATED HIGH INCOME BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$1.688	$1.492	$0.990
Accumulation Unit Value at end of period	$1.751	$1.688	$1.492
Number of Accumulation Units outstanding at end of period	—	—	—
FEDERATED KAUFMANN FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$1.380	$1.186	$0.929
Accumulation Unit Value at end of period	$1.180	$1.380	$1.186
Number of Accumulation Units outstanding at end of period	—	—	—
FEDERATED MID CAP GROWTH STRATEGIES FUND II
Accumulation Unit Value at beginning of period	$—	$0.730	$0.566
Accumulation Unit Value at end of period	$—	$—	$0.730
Number of Accumulation Units outstanding at end of period	—	—	—

*
On April 13, 2010, the Shareholders of the American National Growth Portfolio, the American National Equity Income Portfolio, the American National Balanced Portfolio, and the American National Money Market Portfolio (together the “Portfolios”) approved a Plan of Liquidation and Dissolution of the Portfolios that are a separate series of American National Investment Accounts, Inc. (the “Fund”.) On April 30, 2010, the Portfolios were liquidated and dissolved and the Fund terminated.

28

2008	2007	2006	2005	2004	2003	2002

$1.179	$1.188	$1.018	$1.010	$0.937	$0.762	$0.900
$0.816	$1.179	$1.188	$1.018	$1.010	$0.937	$0.762
86	101	29,465	29,376	41,193	28,025	—

$0.877	$0.844	$0.757	$0.744	$0.702	$0.560	$0.785
$0.543	$0.877	$0.844	$0.757	$0.744	$0.702	$0.560
—	—	—	—	—	—	—

$1.087	$1.054	$1.024	$1.012	$1.018	$1.027	$1.032
$1.087	$1.087	$1.054	$1.024	$1.012	$1.018	$1.027
—	—	—	—	—	—	—

$0.968	$0.944	$0.828	$0.790	$0.729	$0.612	$0.817
$0.760	$0.968	$0.944	$0.828	$0.790	$0.729	$0.612
—	—	—	—	—	—	—

$1.050	$1.043	$0.859	$0.843	$0.758	$0.604	$0.773
$0.720	$1.050	$1.043	$0.859	$0.843	$0.758	$0.604
—	—	—	—	—	—	—

$1.356	$1.330	$1.217	$1.202	$1.104	$0.916	$0.916
$0.990	$1.356	$1.330	$1.217	$1.202	$1.104	$0.916
—	—	—	—	—	—	—

$1.618	$1.356	$1.197	$—	—	—	—
$0.929	$1.618	$1.356	$1.197	—	—	—
—	—	—	—	—	—	—

$1.017	$0.874	$0.819	$0.737	$0.647	$0.468	$0.645
$0.566	$1.017	$0.874	$0.819	$0.737	$0.647	$0.468
—	—	—	—	—	—	—

29

ACCUMULATION UNIT VALUES For Contracts With 3% Guaranteed Death Benefit Rider
Subaccount	2011	2010	2009
FEDERATED QUALITY BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$1.246	$1.164	$0.980
Accumulation Unit Value at end of period	$1.257	$1.246	$1.164
Number of Accumulation Units outstanding at end of period	—	—	—
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Accumulation Unit Value at beginning of period	$1.193	$1.151	$1.109
Accumulation Unit Value at end of period	$1.245	$1.193	$1.151
Number of Accumulation Units outstanding at end of period	—	—	—
FIDELITY VIP GROWTH STRATEGIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.971	$0.790	$0.575
Accumulation Unit Value at end of period	$0.869	$0.971	$0.790
Number of Accumulation Units outstanding at end of period	—	—	—
FIDELITY VIP CONTRAFUND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.344	$0.973	$0.873
Accumulation Unit Value at end of period	$1.289	$1.344	$0.973
Number of Accumulation Units outstanding at end of period	195	196	2,055
FIDELITY VIP EQUITY-INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.057	$0.932	$0.728
Accumulation Unit Value at end of period	$1.049	$1.057	$0.932
Number of Accumulation Units outstanding at end of period	—	—	—
FIDELITY VIP GROWTH & INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.105	$0.978	$0.781
Accumulation Unit Value at end of period	$1.105	$1.105	$0.978
Number of Accumulation Units outstanding at end of period	—	—	—
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.795	$0.653	$0.455
Accumulation Unit Value at end of period	$0.800	$0.795	$0.653
Number of Accumulation Units outstanding at end of period	—	—	—
FIDELITY VIP INDEX 500 PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.886	$0.795	$0.629
Accumulation Unit Value at end of period	$0.890	$0.886	$0.795
Number of Accumulation Units outstanding at end of period	—	382	390

30

2008	2007	2006	2005	2004	2003	2002

$1.073	$1.032	$1.005	$—	—	—	—
$0.980	$1.073	$1.032	$1.005	—	—	—
—	—	—	—	—	—	—

$1.079	$1.029	$1.002	$—	—	—	—
$1.109	$1.079	$1.029	$1.002	—	—	—
—	—	—	—	—	—	—

$1.141	$0.986	$0.923	$0.869	$0.801	$0.624	$0.862
$0.575	$1.141	$0.986	$0.923	$0.869	$0.801	$0.624
—	—	—	—	—	—	—

$1.544	$1.335	$1.215	$1.056	$0.930	$0.736	$0.826
$0.873	$1.544	$1.335	$1.215	$1.056	$0.930	$0.736
2,061	2,065	2,069	204	206	208	75,093

$1.291	$1.293	$1.093	$—	—	—	—
$0.728	$1.291	$1.293	$1.093	—	—	—
—	10,609	—	—	—	—	—

$1.363	$1.236	$1.111	$—	—	—	—
$0.781	$1.363	$1.236	$1.111	—	—	—
—	10,052	—	—	—	—	—

$1.029	$0.849	$0.819	$0.764	$0.725	$0.568	$0.739
$0.455	$1.029	$0.849	$0.819	$0.764	$0.725	$0.568
—	—	—	—	—	—	—

$1.015	$0.979	$0.860	$0.834	$0.767	$0.607	$0.794
$0.629	$1.015	$0.979	$0.860	$0.834	$0.767	$0.607
401	409	417	426	436	447	116,710

31

ACCUMULATION UNIT VALUES For Contracts With 3% Guaranteed Death Benefit Rider
Subaccount	2011	2010	2009
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.217	$1.147	$1.008
Accumulation Unit Value at end of period	$1.284	$1.217	$1.147
Number of Accumulation Units outstanding at end of period	6,536	6,546	—
FIDELITY VIP MID CAP PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$2.347	$1.800	$1.343
Accumulation Unit Value at end of period	$2.063	$2.347	$1.800
Number of Accumulation Units outstanding at end of period	4,235	4,530	4,564
FIDELITY VIP MONEY MARKET PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.989	$—	—
Accumulation Unit Value at end of period	$0.976	$0.989	—
Number of Accumulation Units outstanding at end of period	6,633	6,693	—
FIDELITY VIP VALUE LEADERS PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.971	$0.800	$0.712
Accumulation Unit Value at end of period	$0.879	$0.971	$0.800
Number of Accumulation Units outstanding at end of period	—	—	4,909
FIDELITY VIP VALUE PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.062	$0.916	$0.654
Accumulation Unit Value at end of period	$1.019	$1.062	$0.916
Number of Accumulation Units outstanding at end of period	—	—	—
FIDELITY VIP VALUE STRATEGIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.291	$1.036	$0.669
Accumulation Unit Value at end of period	$1.158	$1.291	$1.036
Number of Accumulation Units outstanding at end of period	—	—	—
MFS CORE EQUITY SERIES
Accumulation Unit Value at beginning of period	$0.732	$0.633	$0.485
Accumulation Unit Value at end of period	$0.714	$0.732	$0.633
Number of Accumulation Units outstanding at end of period	—	—	—
MFS GROWTH SERIES
Accumulation Unit Value at beginning of period	$0.669	$0.588	$0.433
Accumulation Unit Value at end of period	$0.658	$0.669	$0.588
Number of Accumulation Units outstanding at end of period	—	—	—

32

2008	2007	2006	2005	2004	2003	2002

$1.058	$1.031	$1.004	$—	—	—	—
$1.008	$1.058	$1.031	$1.004	—	—	—
—	12,317	—	—	—	—	—

$2.256	$1.983	$1.789	$1.537	$1.251	$0.917	$1.034
$1.343	$2.256	$1.983	$1.789	$1.537	$1.251	$0.917
4,536	4,554	10,581	1,427	1,444	1,462	2,675

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

$1.308	$1.273	$1.124	$—	—	—	—
$0.712	$1.308	$1.273	$1.124	—	—	—
4,918	4,926	4,933	—	—	—	—

$1.242	$1.237	$1.096	$—	—	—	—
$0.654	$1.242	$1.237	$1.096	—	—	—
—	—	—	—	—	—	—

$1.392	$1.339	$1.170	$—	—	—	—
$0.669	$1.392	$1.339	$1.170	—	—	—
—	—	4,503	—	—	—	—

$0.808	$0.737	$0.657	$0.655	$0.591	$0.470	$0.679
$0.485	$0.808	$0.737	$0.657	$0.655	$0.591	$0.470
—	—	—	—	—	—	—

$0.702	$0.588	$0.552	$0.513	$0.461	$0.359	$0.549
$0.433	$0.702	$0.588	$0.552	$0.513	$0.461	$0.359
—	—	—	—	—	—	—

33

ACCUMULATION UNIT VALUES For Contracts With 3% Guaranteed Death Benefit Rider
Subaccount	2011	2010	2009
MFS INVESTORS TRUST SERIES
Accumulation Unit Value at beginning of period	$0.992	$0.906	$0.724
Accumulation Unit Value at end of period	$0.957	$0.992	$0.906
Number of Accumulation Units outstanding at end of period	—	—	—
MFS RESEARCH SERIES
Accumulation Unit Value at beginning of period	$0.866	$0.758	$0.589
Accumulation Unit Value at end of period	$0.850	$0.866	$0.758
Number of Accumulation Units outstanding at end of period	—	—	—
T. ROWE PRICE EQUITY INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$1.390	$1.240	$0.990
Accumulation Unit Value at end of period	$1.361	$1.390	$1.240
Number of Accumulation Units outstanding at end of period	—	—	6,451
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Accumulation Unit Value at beginning of period	$0.981	$0.870	$0.578
Accumulation Unit Value at end of period	$0.843	$0.981	$0.870
Number of Accumulation Units outstanding at end of period	—	—	—
T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Accumulation Unit Value at beginning of period	$1.363	$1.341	$1.255
Accumulation Unit Value at end of period	$1.366	$1.363	$1.341
Number of Accumulation Units outstanding at end of period	—	—	—
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.799	$0.932	$0.991
Accumulation Unit Value at end of period	$1.752	$1.799	$0.932
Number of Accumulation Units outstanding at end of period	—	—	—

34

2008	2007	2006	2005	2004	2003	2002

$1.097	$1.009	$0.905	$0.855	$0.779	$0.647	$0.830
$0.724	$1.097	$1.009	$0.905	$0.855	$0.779	$0.647
—	—	—	—	—	—	—

$0.934	$0.837	$0.768	$0.723	$0.633	$0.514	$0.691
$0.589	$0.934	$0.837	$0.768	$0.723	$0.633	$0.514
—	—	—	—	—	—	—

$1.571	$1.543	$1.315	$1.283	$1.132	$0.915	$1.068
$0.990	$1.571	$1.543	$1.315	$1.283	$1.132	$0.915
6,479	15,164	17,015	87	38	68	58,213

$1.143	$1.026	$0.874	$0.763	$0.680	$0.529	$0.656
$0.578	$1.143	$1.026	$0.874	$0.763	$0.680	$0.529
—	—	—	—	—	—	—

$1.253	$1.205	$1.174	$1.170	$1.174	$1.142	$1.099
$1.255	$1.253	$1.205	$1.174	$1.170	$1.174	$1.142
—	—	—	—	—	—	—

$1.669	$1.440	$1.370	$1.211	$1.037	$0.760	$0.979
$0.991	$1.669	$1.440	$1.370	$1.211	$1.037	$0.760
—	—	—	—	—	—	50,534

35

ACCUMULATION UNIT VALUES For Contracts With 5% Guaranteed Death Benefit Rider
Subaccount	2011	2010	2009
INVESCO V.I. DYNAMICS FUND*
Accumulation Unit Value at beginning of period	$0.991	$0.857	$0.579
Accumulation Unit Value at end of period	$—	$0.991	$0.857
Number of Accumulation Units outstanding at end of period	—	6,763	7,032
INVESCO V.I. FINANCIAL SERVICES FUND**
Accumulation Unit Value at beginning of period	$0.545	$0.502	$0.340
Accumulation Unit Value at end of period	$—	$0.545	$0.502
Number of Accumulation Units outstanding at end of period	—	25,179	—
INVESCO V.I. GLOBAL HEALTH CARE FUND
Accumulation Unit Value at beginning of period	$1.126	$1.083	$0.864
Accumulation Unit Value at end of period	$1.153	$1.126	$1.083
Number of Accumulation Units outstanding at end of period	18,531	18,494	11,815
INVESCO V.I. GLOBAL REAL ESTATE FUND
Accumulation Unit Value at beginning of period	$2.368	$2.026	$1.580
Accumulation Unit Value at end of period	$2.180	$2.368	$2.026
Number of Accumulation Units outstanding at end of period	27,590	37,879	37,741
INVESCO V.I. SMALL CAP EQUITY FUND
Accumulation Unit Value at beginning of period	$1.096	$0.866	$0.725
Accumulation Unit Value at end of period	$1.072	$1.096	$0.866
Number of Accumulation Units outstanding at end of period	—	—	—
INVESCO V.I. TECHNOLOGY FUND
Accumulation Unit Value at beginning of period	$0.637	$0.936	$0.344
Accumulation Unit Value at end of period	$0.596	$0.637	$0.936
Number of Accumulation Units outstanding at end of period	1,063	1,066	1,068
INVESCO V.I. UTILITIES FUND
Accumulation Unit Value at beginning of period	$1.043	$1.000	$0.880
Accumulation Unit Value at end of period	$1.196	$1.043	$1.000
Number of Accumulation Units outstanding at end of period	17,082	17,570	81,322
INVESCO V.I. CAPITAL DEVELOPMENT FUND
Accumulation Unit Value at beginning of period	$—	$—	$—
Accumulation Unit Value at end of period	$21.187	$—	$—
Number of Accumulation Units outstanding at end of period	286	—	—

*
Effective May 2, 2011, the Invesco V.I. Dynamics Fund was acquired by the Invesco V.I. Capital Development Fund and the Invesco V.I. Financial Services Fund was acquired by the Invesco V.I. Dividend Growth Fund.

**	Effective May 2, 2011, the Invesco V.I. Financial Service Fund was acquired by the Invesco V.I. Dividend Growth Fund.

36

2008	2007	2006	2005	2004	2003	2002

$1.133	$1.026	$0.897	$0.823	$0.738	$0.544	$0.811
$0.579	$1.133	$1.026	$0.897	$0.823	$0.738	$0.544
8,328	7,493	7,826	—	—	—	—

$1.002	$1.308	$1.141	$1.094	$1.022	$0.801	$0.957
$0.340	$1.002	$1.308	$1.141	$1.094	$1.022	$0.801
—	—	—	—	—	10,254	—

$1.230	$1.117	$1.077	$1.012	$0.955	$0.759	$1.022
$0.864	$1.230	$1.117	$1.077	$1.012	$0.955	$0.759
11,824	11,824	11,824	70,846	48,369	27,658	17,133

$2.899	$3.118	$2.220	$1.974	$1.468	$1.074	$1.025
$1.580	$2.899	$3.118	$2.220	$1.974	$1.468	$1.074
38,371	37,227	29,492	32,901	21,924	24,198	—

$1.073	$1.015	$0.903	$0.872	$0.777	$0.592	$0.872
$0.725	$1.073	$1.015	$0.903	$0.872	$0.777	$0.592
—	—	—	—	—	—	—

$0.630	$0.594	$0.546	$0.543	$0.527	$0.368	$0.704
$0.344	$0.630	$0.594	$0.546	$0.543	$0.527	$0.368
—	—	—	—	—	—	—

$1.322	$1.113	$0.901	$0.783	$0.644	$0.557	$0.710
$0.880	$1.322	$1.113	$0.901	$0.783	$0.644	$0.557
79,297	64,791	64,791	38,674	—	—	—

$—	$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—

37

ACCUMULATION UNIT VALUES For Contracts With 5% Guaranteed Death Benefit Rider
Subaccount	2011	2010	2009

INVESCO V.I. DIVIDEND GROWTH FUND
Accumulation Unit Value at beginning of period	$—	$—	$—
Accumulation Unit Value at end of period	$23.444	$—	$—
Number of Accumulation Units outstanding at end of period	664	—	—
ALGER BALANCED PORTFOLIO
Accumulation Unit Value at beginning of period	$1.058	$0.974	$0.765
Accumulation Unit Value at end of period	$1.042	$1.058	$0.974
Number of Accumulation Units outstanding at end of period	17,938	18,107	11,253
ALGER LARGE CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$0.772	$0.692	$0.476
Accumulation Unit Value at end of period	$0.758	$0.772	$0.692
Number of Accumulation Units outstanding at end of period	219,783	240,934	275,520
ALGER GROWTH & INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$0.748	$0.677	$0.520
Accumulation Unit Value at end of period	$0.785	$0.748	$0.677
Number of Accumulation Units outstanding at end of period	123,944	132,202	132,263
ALGER CAPITAL APPRECIATION PORTFOLIO
Accumulation Unit Value at beginning of period	$0.948	$0.854	$0.568
Accumulation Unit Value at end of period	$0.931	$0.948	$0.854
Number of Accumulation Units outstanding at end of period	50,718	52,105	41,362
ALGER MID CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.078	$0.917	$0.614
Accumulation Unit Value at end of period	$0.973	$1.078	$0.917
Number of Accumulation Units outstanding at end of period	205,704	203,579	204,943
ALGER SMALL CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.012	$0.820	$0.573
Accumulation Unit Value at end of period	$0.965	$1.012	$0.820
Number of Accumulation Units outstanding at end of period	186,313	185,948	154,085
AMERICAN NATIONAL BALANCED PORTFOLIO*
Accumulation Unit Value at beginning of period	$—	$1.034	$0.889
Accumulation Unit Value at end of period	$—	$—	$1.034
Number of Accumulation Units outstanding at end of period	—	—	116,877

*
On April 13, 2010, the Shareholders of the American National Growth Portfolio, the American National Equity Income Portfolio, the American National Balanced Portfolio, and the American National Money Market Portfolio (together the “Portfolios”) approved a Plan of Liquidation and Dissolution of the Portfolios that are a separate series of American National Investment Accounts, Inc. (the “Fund”.) On April 30, 2010, the Portfolios were be liquidated and dissolved and the Fund terminated.

38

2008	2007	2006	2005	2004	2003	2002

$—	$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—

$1.139	$1.030	$0.998	$0.935	$0.908	$0.775	$0.898
$0.765	$1.139	$1.030	$0.998	$0.935	$0.908	$0.775
11,276	15,599	16,019	18,005	20,644	63,176	26,714

$0.898	$0.760	$0.734	$0.666	$0.641	$0.482	$0.730
$0.476	$0.898	$0.760	$0.734	$0.666	$10.64	$0.482
309,155	320,903	355,221	306,715	353,369	511,503	579,244

$0.873	$0.805	$0.748	$0.734	$0.692	$0.541	$0.798
$0.520	$0.873	$0.805	$0.748	$0.734	$0.692	$0.541
132,342	132,341	132,254	156,879	136,203	160,729	220,923

$1.051	$0.799	$0.681	$0.604	$0.567	$0.428	$0.657
$0.568	$1.051	$0.799	$0.681	$0.604	$0.567	$0.428
43,364	43,617	36,993	42,891	43,984	105,829	84,773

$1.497	$1.156	$1.066	$0.985	$0.885	$0.608	$0.877
$0.614	$1.497	$1.156	$1.066	$0.985	$0.885	$0.608
195,644	171,772	130,066	78,946	131,365	124,320	115,182

$1.089	$0.943	$0.798	$0.694	$0.604	$0.431	$0.594
$0.573	$1.089	$0.943	$0.798	$0.694	$0.604	$0.431
155,183	140,024	92,161	44,448	33,945	29,682	29,682

$1.172	$1.136	$1.036	$1.047	$1.003	$0.849	$0.923
$0.889	$1.172	$1.136	$1.036	$1.047	$1.003	$0.849
107,400	150,035	145,073	131,097	161,820	68,648	66,907

39

ACCUMULATION UNIT VALUES For Contracts With 5% Guaranteed Death Benefit Rider
Subaccount	2011	2010	2009

AMERICAN NATIONAL EQUITY INCOME PORTFOLIO*
Accumulation Unit Value at beginning of period	$—	$0.922	$0.805
Accumulation Unit Value at end of period	$—	$—	$0.922
Number of Accumulation Units outstanding at end of period	—	—	81,538
AMERICAN NATIONAL GROWTH PORTFOLIO*
Accumulation Unit Value at beginning of period	$—	$0.652	$0.536
Accumulation Unit Value at end of period	$—	$—	$0.652
Number of Accumulation Units outstanding at end of period	—	—	—
AMERICAN NATIONAL MONEY MARKET PORTFOLIO*
Accumulation Unit Value at beginning of period	$—	$1.057	$1.074
Accumulation Unit Value at end of period	$—	$—	$1.057
Number of Accumulation Units outstanding at end of period	—	—	235,876
FEDERATED MANAGED VOLATILITY FUND II
Accumulation Unit Value at beginning of period	$1.046	$0.923	$0.751
Accumulation Unit Value at end of period	$1.079	$1.046	$0.923
Number of Accumulation Units outstanding at end of period	30,203	52,026	25,577
FEDERATED EQUITY INCOME FUND II
Accumulation Unit Value at beginning of period	$—	$0.806	$0.711
Accumulation Unit Value at end of period	$—	$—	$0.806
Number of Accumulation Units outstanding at end of period	—	—	32,169
FEDERATED HIGH INCOME BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$1.661	$1.463	$0.977
Accumulation Unit Value at end of period	$1.720	$1.661	$1.463
Number of Accumulation Units outstanding at end of period	165,577	119,860	107,657
FEDERATED KAUFMANN FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$1.368	$1.153	$0.924
Accumulation Unit Value at end of period	$1.168	$1.368	$1.153
Number of Accumulation Units outstanding at end of period	25,252	37,423	15,614
FEDERATED MID CAP GROWTH STRATEGIES FUND II
Accumulation Unit Value at beginning of period	$—	$0.694	$0.559
Accumulation Unit Value at end of period	$—	$—	$0.694
Number of Accumulation Units outstanding at end of period	—	—	35,626

*
On April 13, 2010, the Shareholders of the American National Growth Portfolio, the American National Equity Income Portfolio, the American National Balanced Portfolio, and the American National Money Market Portfolio (together the “Portfolios”) approved a Plan of Liquidation and Dissolution of the Portfolios that are a separate series of American National Investment Accounts, Inc. (the “Fund”.) On April 30, 2010, the Portfolios were be liquidated and dissolved and the Fund terminated.

40

2008	2007	2006	2005	2004	2003	2002

$1.166	$1.176	$1.010	$1.003	$0.932	$0.759	$0.897
$0.805	$1.166	$1.176	$1.010	$1.003	$0.932	$0.759
80,968	85,657	111,473	100,356	145,611	124,971	75,357

$0.867	$0.836	$0.750	$0.739	$0.699	$0.558	$0.783
$0.536	$0.867	$0.836	$0.750	$0.739	$0.699	$0.558
—	—	—	—	—	—	—

$1.074	$1.044	$1.015	$1.005	$1.013	$1.023	$1.029
$1.074	$1.074	$1.044	$1.015	$1.005	$1.013	$1.023
499,100	392,322	231,737	245,486	33,305	98,997	118,289

$0.957	$0.935	$0.821	$0.784	$0.725	$0.610	$0.815
$0.751	$0.957	$0.935	$0.821	$0.784	$0.725	$0.610
27,426	13,570	15,098	15,699	16,349	27,436	27,447

$1.038	$1.033	$0.852	$0.837	$0.754	$0.601	$0.771
$0.711	$1.038	$1.033	$0.852	$0.837	$0.754	$0.601
62,351	100,556	107,929	121,698	235,416	180,033	167,582

$1.341	$1.317	$1.207	$1.194	$1.098	$0.912	$0.914
$0.977	$1.341	$1.317	$1.207	$1.194	$1.098	$0.912
114,697	152,778	136,048	128,364	50,833	40,013	40,013

$1.612	$1.352	$1.195	$—	—	—	—
$0.924	$1.612	$1.352	$1.195	—	—	—
14,556	14,994	16,530	—	—	—	—

$1.005	$0.865	$0.812	$0.731	$0.644	$0.467	$0.644
$0.559	$1.005	$0.865	$0.812	$0.731	$0.644	$0.467
37,557	40,924	56,427	45,599	50,164	55,368	—

41

ACCUMULATION UNIT VALUES For Contracts With 5% Guaranteed Death Benefit Rider
Subaccount	2011	2010	2009
FEDERATED QUALITY BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$1.235	$1.156	$0.975
Accumulation Unit Value at end of period	$1.244	$1.235	$1.156
Number of Accumulation Units outstanding at end of period	65,790	75,421	66,430
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Accumulation Unit Value at beginning of period	$1.183	$1.143	$1.103
Accumulation Unit Value at end of period	$1.232	$1.183	$1.143
Number of Accumulation Units outstanding at end of period	—	—	—
FIDELITY VIP GROWTH STRATEGIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.957	$0.878	$0.568
Accumulation Unit Value at end of period	$0.855	$0.957	$0.878
Number of Accumulation Units outstanding at end of period	491	1,233	1,139
FIDELITY VIP CONTRAFUND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.323	$1.149	$0.861
Accumulation Unit Value at end of period	$1.266	$1.323	$1.149
Number of Accumulation Units outstanding at end of period	304,743	379,514	388,621
FIDELITY VIP EQUITY-INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.048	$0.905	$0.724
Accumulation Unit Value at end of period	$1.038	$1.048	$0.905
Number of Accumulation Units outstanding at end of period	46,537	55,019	21,153
FIDELITY VIP GROWTH & INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.096	$1.000	$0.777
Accumulation Unit Value at end of period	$1.094	$1.096	$1.000
Number of Accumulation Units outstanding at end of period	3,401	12,348	12,351
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.783	$0.644	$0.449
Accumulation Unit Value at end of period	$0.786	$0.783	$0.644
Number of Accumulation Units outstanding at end of period	75,259	99,223	103,827
FIDELITY VIP INDEX 500 PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.872	$0.772	$0.621
Accumulation Unit Value at end of period	$0.874	$0.872	$0.772
Number of Accumulation Units outstanding at end of period	458,007	507,813	565,182

42

2008	2007	2006	2005	2004	2003	2002

$1.068	$1.030	$1.004	$—	—	—	—
$0.975	$1.068	$1.030	$1.004	—	—	—
69,042	43,340	3,564	3,311	—	—	—

$1.074	$1.027	$1.001	$—	—	—	—
$1.103	$1.074	$1.027	$1.001	—	—	—
—	—	—	—	—	—	—

$1.129	$0.978	$0.917	$0.864	$0.798	$0.622	$0.861
$0.568	$1.129	$0.978	$0.917	$0.864	$0.798	$0.622
1,001	—	—	—	—	—	—

$1.527	$1.322	$1.205	$1.049	$0.925	$0.733	$0.824
$0.861	$1.527	$1.322	$1.205	$1.049	$0.925	$0.733
415,152	391,862	336,851	317,144	292,604	279,346	191,852

$1.286	$1.290	$1.092	$—	—	—	—
$0.724	$1.286	$1.290	$1.092	—	—	—
44,134	56,441	31,817	—	—	—	—

$1.358	$1.233	$1.110	$—	—	—	—
$0.777	$1.358	$1.233	$1.110	—	—	—
12,354	8,410	3,768	1,086	—	—	—

$1.017	$0.841	$0.812	$0.759	$0.721	$0.566	$0.737
$0.449	$1.017	$0.841	$0.812	$0.759	$0.721	$0.566
110,330	78,302	90,442	89,146	—	—	—

$1.004	$0.969	$0.853	$0.828	$0.762	$0.605	$0.792
$0.621	$1.004	$0.969	$0.853	$0.828	$0.762	$0.605
685,244	779,986	584,829	448,681	545,189	595,731	624,508

43

ACCUMULATION UNIT VALUES For Contracts With 5% Guaranteed Death Benefit Rider
Subaccount	2011	2010	2009
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.206	$1.139	$1.002
Accumulation Unit Value at end of period	$1.271	$1.206	$1.139
Number of Accumulation Units outstanding at end of period	48,887	31,130	21,722
FIDELITY VIP MID CAP PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$2.313	$1.827	$1.328
Accumulation Unit Value at end of period	$2.030	$2.313	$1.827
Number of Accumulation Units outstanding at end of period	105,845	151,737	154,229
FIDELITY VIP MONEY MARKET PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.988	$—	—
Accumulation Unit Value at end of period	$0.973	$0.988	—
Number of Accumulation Units outstanding at end of period	247,899	422,646	—
FIDELITY VIP VALUE LEADERS PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.963	$0.891	$0.708
Accumulation Unit Value at end of period	$0.870	$0.963	$0.891
Number of Accumulation Units outstanding at end of period	—	—	—
FIDELITY VIP VALUE PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.053	$0.931	$0.650
Accumulation Unit Value at end of period	$1.009	$1.053	$0.931
Number of Accumulation Units outstanding at end of period	20,053	29,315	29,315
FIDELITY VIP VALUE STRATEGIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.280	$1.029	$0.664
Accumulation Unit Value at end of period	$1.146	$1.280	$1.029
Number of Accumulation Units outstanding at end of period	32,496	32,589	34,360
MFS CORE EQUITY SERIES
Accumulation Unit Value at beginning of period	$0.720	$0.627	$0.479
Accumulation Unit Value at end of period	$0.702	$0.720	$0.627
Number of Accumulation Units outstanding at end of period	109,883	109,883	109,883
MFS GROWTH SERIES
Accumulation Unit Value at beginning of period	$0.662	$0.583	$0.430
Accumulation Unit Value at end of period	$0.650	$0.662	$0.583
Number of Accumulation Units outstanding at end of period	205,305	208,786	230,644

44

2008	2007	2006	2005	2004	2003	2002

$1.054	$1.029	$1.003	$—	—	—	—
$1.002	$1.054	$1.029	$1.003	—	—	—
20,544	21,164	13,022	—	—	—	—

$2.233	$1.966	$1.777	$1.529	$1.246	$0.915	$1.033
$1.328	$2.233	$1.966	$1.777	$1.529	$1.246	$0.915
156,717	129,506	99,328	122,264	123,454	103,718	98,157

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

$1.303	$1.270	$1.123	$—	—	—	—
$0.708	$1.303	$1.270	$1.123	—	—	—
—	—	—	—	—	—	—

$1.237	$1.234	$1.095	$—	—	—	—
$0.650	$1.237	$1.234	$1.095	—	—	—
29,314	34,795	12,615	—	—	—	—

$1.386	$1.335	$1.169	$—	—	—	—
$0.664	$1.386	$1.335	$1.169	—	—	—
36,714	25,435	12,582	—	—	—	—

$0.799	$0.730	$0.652	$0.651	$0.588	$0.469	$0.677
$0.479	$0.799	$0.730	$0.652	$0.651	$0.588	$0.469
109,896	118,992	120,485	122,159	123,956	123,533	126,514

$0.698	$0.585	$0.551	$0.512	$0.461	$0.359	$0.551
$0.430	$0.698	$0.585	$0.551	$0.512	$0.461	$0.359
240,234	240,340	340,891	340,956	341,022	351,778	351,883

45

ACCUMULATION UNIT VALUES For Contracts With 5% Guaranteed Death Benefit Rider
Subaccount	2011	2010	2009
MFS INVESTORS TRUST SERIES
Accumulation Unit Value at beginning of period	$0.977	$0.909	$0.714
Accumulation Unit Value at end of period	$0.941	$0.977	$0.909
Number of Accumulation Units outstanding at end of period	10,819	10,827	10,835
MFS RESEARCH SERIES
Accumulation Unit Value at beginning of period	$0.856	$0.731	$0.583
Accumulation Unit Value at end of period	$0.839	$0.856	$0.731
Number of Accumulation Units outstanding at end of period	25,506	25,506	25,506
T. ROWE PRICE EQUITY INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$1.368	$1.208	$0.977
Accumulation Unit Value at end of period	$1.338	$1.368	$1.208
Number of Accumulation Units outstanding at end of period	336,412	384,287	375,426
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Accumulation Unit Value at beginning of period	$0.965	$0.857	$0.571
Accumulation Unit Value at end of period	$0.829	$0.965	$0.857
Number of Accumulation Units outstanding at end of period	68,890	121,893	184,015
T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Accumulation Unit Value at beginning of period	$1.342	$1.322	$1.239
Accumulation Unit Value at end of period	$1.342	$1.342	$1.322
Number of Accumulation Units outstanding at end of period	146,001	146,697	144,730
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.771	$1.404	$0.979
Accumulation Unit Value at end of period	$1.721	$1.771	$1.404
Number of Accumulation Units outstanding at end of period	69,391	81,971	82,585

46

2008	2007	2006	2005	2004	2003	2002

$1.084	$0.999	$0.898	$0.849	$0.775	$0.644	$0.828
$0.714	$1.084	$0.999	$0.898	$0.849	$0.775	$0.644
10,845	18,096	17,090	64,966	65,760	32,628	29,365

$0.927	$0.832	$0.765	$0.720	$0.631	$0.514	$0.692
$0.583	$0.927	$0.832	$0.765	$0.720	$0.631	$0.514
25,506	25,529	25,529	25,529	27,202	84,574	84,597

$1.553	$1.528	$1.304	$1.274	$1.126	$0.911	$1.066
$0.977	$1.553	$1.528	$1.304	$1.274	$1.126	$0.911
384,340	359,532	278,567	254,440	278,963	289,108	245,269

$1.130	$1.016	$0.866	$0.758	$0.677	$0.527	$0.655
$0.571	$1.130	$1.016	$0.866	$0.758	$0.677	$0.527
231,586	457,909	157,264	110,632	6,618	—	—

$1.239	$1.193	$1.164	$1.162	$1.168	$1.137	$1.096
$1.239	$1.239	$1.193	$1.164	$1.162	$1.168	$1.137
135,608	180,482	115,102	87,200	11,873	40,738	44,133

$1.650	$1.426	$1.358	$1.202	$1.032	$0.757	$0.977
$0.979	$1.650	$1.426	$1.358	$1.202	$1.032	$0.757
80,931	82,003	92,809	95,382	136,767	117,894	81,897

47

ACCUMULATION UNIT VALUES For Contracts With Minimum Guaranteed Death Benefit Rider
Subaccount	2011	2010	2009
INVESCO V.I. DYNAMICS FUND*
Accumulation Unit Value at beginning of period	$1.015	$0.824	$0.591
Accumulation Unit Value at end of period	$—	$1.015	$0.824
Number of Accumulation Units outstanding at end of period	—	—	17,091
INVESCO V.I. FINANCIAL SERVICES FUND**
Accumulation Unit Value at beginning of period	$0.559	$0.538	$0.408
Accumulation Unit Value at end of period	$—	$0.559	$0.538
Number of Accumulation Units outstanding at end of period	—	12,199	12,864
INVESCO V.I. GLOBAL HEALTH CARE FUND
Accumulation Unit Value at beginning of period	$1.154	$1.122	$0.881
Accumulation Unit Value at end of period	$1.184	$1.154	$1.122
Number of Accumulation Units outstanding at end of period	21,534	41,328	41,336
INVESCO V.I. GLOBAL REAL ESTATE FUND
Accumulation Unit Value at beginning of period	$2.426	$2.092	$1.611
Accumulation Unit Value at end of period	$2.239	$2.426	$2.092
Number of Accumulation Units outstanding at end of period	11,151	11,030	10,897
INVESCO V.I. SMALL CAP EQUITY FUND
Accumulation Unit Value at beginning of period	$1.124	$0.944	$0.740
Accumulation Unit Value at end of period	$1.101	$1.124	$0.944
Number of Accumulation Units outstanding at end of period	1,734	1,117	1,059
INVESCO V.I. TECHNOLOGY FUND
Accumulation Unit Value at beginning of period	$0.653	$0.544	$0.351
Accumulation Unit Value at end of period	$0.612	$0.653	$0.544
Number of Accumulation Units outstanding at end of period	45,224	54,322	354,875
INVESCO V.I. UTILITIES FUND
Accumulation Unit Value at beginning of period	$1.069	$1.019	$0.898
Accumulation Unit Value at end of period	$1.229	$1.069	$1.019
Number of Accumulation Units outstanding at end of period	25,377	26,271	51,342
INVESCO V.I. CAPITAL DEVELOPMENT FUND
Accumulation Unit Value at beginning of period	$—	$—	$—
Accumulation Unit Value at end of period	$21.227	$—	$—
Number of Accumulation Units outstanding at end of period	—	—	—

*	Effective May 2, 2011, the Invesco V.I. Dynamics Fund was acquired by the Invesco V.I. Capital Development Fund and the Invesco V.I. Financial Services Fund was acquired by the Invesco V.I. Dividend Growth Fund.

**	Effective May 2, 2011, the Invesco V.I. Financail Service Fund was acquired by the Invesco V.I. Dividend Growth Fund.

48

2008	2007	2006	2005	2004	2003	2002

$1.153	$1.041	$0.908	$0.831	$0.743	$0.546	$0.812
$0.591	$1.153	$1.041	$0.908	$0.831	$0.743	$0.546
32,710	27,012	27,058	27,745	27,713	39,094	39,449

$1.019	$1.327	$1.155	$1.104	$1.030	$0.805	$0.958
$0.408	$1.019	$1.327	$1.155	$1.104	$1.030	$0.805
10,817	10,314	10,395	10,348	10,272	7,891	—

$1.251	$1.133	$1.090	$1.021	$0.962	$0.763	$1.024
$0.881	$1.251	$1.133	$1.090	$1.021	$0.962	$0.763
41,866	43,327	43,330	42,645	37,461	38,216	38,714

$2.949	$3.163	$2.247	$1.993	$1.478	$1.079	$1.027
$1.611	$2.949	$3.163	$2.247	$1.993	$1.478	$1.079
49,991	46,927	172,023	101,705	204,219	173,401	—

$1.091	$1.029	$0.914	$0.880	$0.783	$0.594	$0.874
$0.740	$1.091	$1.029	$0.914	$0.880	$0.783	$0.594
1,196	1,200	1,164	1,221	1,253	—	—

$0.641	$0.603	$0.553	$0.548	$0.530	$0.370	$0.705
$0.351	$0.641	$0.603	$0.553	$0.548	$0.530	$0.370
53,115	66,829	66,851	85,346	75,497	10,516	10,527

$1.344	$1.129	$0.912	$0.791	$0.648	$0.559	$0.711
$0.898	$1.344	$1.129	$0.912	$0.791	$0.648	$0.559
151,593	350,742	324,785	416,711	—	—	—

$—	$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—

49

ACCUMULATION UNIT VALUES For Contracts With Minimum Guaranteed Death Benefit Rider
Subaccount	2011	2010	2009

INVESCO V.I. DIVIDEND GROWTH FUND
Accumulation Unit Value at beginning of period	$—	$—	$—
Accumulation Unit Value at end of period	$23.488	$—	$—
Number of Accumulation Units outstanding at end of period	281	—	—
ALGER BALANCED PORTFOLIO
Accumulation Unit Value at beginning of period	$1.087	$0.998	$0.782
Accumulation Unit Value at end of period	$1.073	$1.087	$0.998
Number of Accumulation Units outstanding at end of period	30,637	118,246	64,752
ALGER LARGE CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$0.793	$0.709	$0.487
Accumulation Unit Value at end of period	$0.780	$0.793	$0.709
Number of Accumulation Units outstanding at end of period	102,088	150,589	154,934
ALGER GROWTH & INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$0.769	$0.694	$0.534
Accumulation Unit Value at end of period	$0.808	$0.769	$0.694
Number of Accumulation Units outstanding at end of period	132,253	199,373	230,875
ALGER CAPITAL APPRECIATION PORTFOLIO
Accumulation Unit Value at beginning of period	$0.974	$0.865	$0.580
Accumulation Unit Value at end of period	$0.959	$0.974	$0.865
Number of Accumulation Units outstanding at end of period	101,031	140,726	391,435
ALGER MID CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.107	$0.939	$0.627
Accumulation Unit Value at end of period	$1.002	$1.107	$0.939
Number of Accumulation Units outstanding at end of period	155,198	171,350	450,494
ALGER SMALL CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.039	$0.840	$0.585
Accumulation Unit Value at end of period	$0.993	$1.039	$0.840
Number of Accumulation Units outstanding at end of period	40,672	222,822	42,964
AMERICAN NATIONAL BALANCED PORTFOLIO*
Accumulation Unit Value at beginning of period	$—	$1.061	$0.908
Accumulation Unit Value at end of period	$—	$—	$1.061
Number of Accumulation Units outstanding at end of period	—	—	87,846

*
On April 13, 2010, the Shareholders of the American National Growth Portfolio, the American National Equity Income Portfolio, the American National Balanced Portfolio, and the American National Money Market Portfolio (together the “Portfolios”) approved a Plan of Liquidation and Dissolution of the Portfolios that are a separate series of American National Investment Accounts, Inc. (the “Fund”.) On April 30, 2010, the Portfolios were liquidated and dissolved and the Fund terminated.

50

2008	2007	2006	2005	2004	2003	2002

$—	$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—

$1.161	$1.047	$1.013	$0.946	$0.917	$0.780	$0.902
$0.782	$1.161	$1.047	$1.013	$0.946	$0.917	$0.780
222,742	230,733	208,028	193,205	181,063	165,785	132,265

$0.915	$0.773	$0.745	$0.674	$0.647	$0.485	$0.733
$0.487	$0.915	$0.773	$0.745	$0.674	$0.647	$0.485
180,321	186,513	118,427	113,340	95,850	100,225	97,795

$0.890	$0.819	$0.759	$0.743	$0.698	$0.545	$0.801
$0.534	$0.890	$0.198	$0.759	$0.743	$0.698	$0.545
255,355	207,425	82,838	65,164	35,358	16,779	16,834

$1.071	$0.813	$0.691	$0.611	$0.572	$0.430	$0.660
$0.580	$1.071	$0.813	$0.691	$0.611	$0.572	$0.430
200,672	460,069	62,771	33,529	33,562	36,611	22,331

$1.526	$1.175	$1.081	$0.997	$0.894	$0.613	$0.881
$0.627	$1.526	$1.175	$1.081	$0.997	$0.894	$0.613
270,716	187,265	168,467	148,090	149,674	151,328	197,707

$1.110	$0.959	$0.810	$0.702	$0.610	$0.434	$0.596
$0.585	$1.110	$0.959	$0.810	$0.702	$0.610	$0.434
75,573	316,385	319,485	128,555	10,126	14,103	20,567

$1.195	$1.155	$1.051	$1.060	$1.013	$0.855	$0.927
$0.908	$1.195	$1.155	$1.051	$1.060	$1.013	$0.855
95,341	77,686	87,939	86,542	228,625	280,976	55,193

51

ACCUMULATION UNIT VALUES For Contracts With Minimum Guaranteed Death Benefit Rider
Subaccount	2011	2010	2009

AMERICAN NATIONAL EQUITY INCOME PORTFOLIO*
Accumulation Unit Value at beginning of period	$—	$0.952	$0.823
Accumulation Unit Value at end of period	$—	$—	$0.952
Number of Accumulation Units outstanding at end of period	—	—	124,332
AMERICAN NATIONAL GROWTH PORTFOLIO*
Accumulation Unit Value at beginning of period	$—	$0.668	$0.548
Accumulation Unit Value at end of period	$—	$—	$0.668
Number of Accumulation Units outstanding at end of period	—	—	123,831
AMERICAN NATIONAL MONEY MARKET PORTFOLIO*
Accumulation Unit Value at beginning of period	$—	$1.083	$1.097
Accumulation Unit Value at end of period	$—	$—	$1.083
Number of Accumulation Units outstanding at end of period	—	—	241,107
FEDERATED MANAGED VOLATILITY FUND II
Accumulation Unit Value at beginning of period	$1.075	$0.873	$0.767
Accumulation Unit Value at end of period	$1.111	$1.075	$0.873
Number of Accumulation Units outstanding at end of period	32,319	36,097	4,580
FEDERATED EQUITY INCOME FUND II
Accumulation Unit Value at beginning of period	$—	$0.838	$0.726
Accumulation Unit Value at end of period	$—	$—	$0.838
Number of Accumulation Units outstanding at end of period	—	—	37,106
FEDERATED HIGH INCOME BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$1.706	$1.507	$0.999
Accumulation Unit Value at end of period	$1.771	$1.706	$1.507
Number of Accumulation Units outstanding at end of period	50,986	260,195	645,046
FEDERATED KAUFMANN FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$1.388	$1.140	$0.932
Accumulation Unit Value at end of period	$1.188	$1.388	$1.140
Number of Accumulation Units outstanding at end of period	5,435	7,529	6,143
FEDERATED MID CAP GROWTH STRATEGIES FUND II
Accumulation Unit Value at beginning of period	$—	$0.737	$0.572
Accumulation Unit Value at end of period	$—	$—	$0.737
Number of Accumulation Units outstanding at end of period	—	—	16,168

*
On April 13, 2010, the Shareholders of the American National Growth Portfolio, the American National Equity Income Portfolio, the American National Balanced Portfolio, and the American National Money Market Portfolio (together the “Portfolios”) approved a Plan of Liquidation and Dissolution of the Portfolios that are a separate series of American National Investment Accounts, Inc. (the “Fund”.) On April 30, 2010, the Portfolios were liquidated and dissolved and the Fund terminated.

52

2008	2007	2006	2005	2004	2003	2002

$1.188	$1.196	$1.024	$1.015	$0.940	$0.764	$0.901
$0.823	$1.188	$1.196	$1.024	$1.015	$0.940	$0.764
126,223	165,109	237,423	222,788	447,070	475,821	229,992

$0.884	$0.850	$0.761	$0.748	$0.705	$0.562	$0.787
$0.548	$0.884	$0.850	$0.761	$0.748	$0.705	$0.562
150,096	25,085	55,326	52,156	49,174	44,199	12,202

$1.095	$1.062	$1.030	$1.017	$1.022	$1.030	$1.033
$1.097	$1.095	$1.062	$1.030	$1.017	$1.022	$1.030
897,236	129,703	15,354	259,467	124,052	15,710	—

$0.976	$0.951	$0.833	$0.794	$0.732	$0.614	$0.818
$0.767	$0.976	$0.951	$0.833	$0.794	$0.732	$0.614
87,238	87,245	0.97687,251	87,259	87,267	87,276	112,748

$1.058	$1.050	$0.864	$0.847	$0.761	$0.605	$0.774
$0.726	$1.058	$1.050	$0.864	$0.847	$0.761	$0.605
29,146	38,218	38,419	29,294	33,491	43,458	16,684

$1.367	$1.339	$1.224	$1.208	$1.108	$0.919	$0.918
$0.999	$1.367	$1.339	$1.224	$1.208	$1.108	$0.919
118,242	124,144	131,936	137,120	118,508	58,473	58,473

$1.622	$1.358	$1.198	$—	—	—	—
$0.932	$1.622	$1.358	$1.198	—	—	—
6,966	25,670	2,672	—	—	—	—

$1.025	$0.880	$0.823	$0.740	$0.650	$0.470	$0.646
$0.572	$1.025	$0.880	$0.823	$0.740	$0.650	$0.470
14,131	17,512	25,477	19,757	33,472	42,538	58,548

53

ACCUMULATION UNIT VALUES For Contracts With Minimum Guaranteed Death Benefit Rider
Subaccount	2011	2010	2009
FEDERATED QUALITY BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$1.253	$1.176	$0.984
Accumulation Unit Value at end of period	$1.265	$1.253	$1.176
Number of Accumulation Units outstanding at end of period	27,906	165,549	34,190
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Accumulation Unit Value at beginning of period	$1.200	$1.172	$1.113
Accumulation Unit Value at end of period	$1.253	$1.200	$1.172
Number of Accumulation Units outstanding at end of period	9,077	13,963	28,933
FIDELITY VIP GROWTH STRATEGIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.980	$0.778	$0.579
Accumulation Unit Value at end of period	$0.879	$0.980	$0.778
Number of Accumulation Units outstanding at end of period	26,789	26,794	26,798
FIDELITY VIP CONTRAFUND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.359	$1.177	$0.880
Accumulation Unit Value at end of period	$1.304	$1.359	$1.177
Number of Accumulation Units outstanding at end of period	196,979	242,172	300,392
FIDELITY VIP EQUITY-INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.063	$0.931	$0.731
Accumulation Unit Value at end of period	$1.056	$1.063	$0.931
Number of Accumulation Units outstanding at end of period	43,885	56,438	58,252
FIDELITY VIP GROWTH & INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.111	$0.983	$0.784
Accumulation Unit Value at end of period	$1.112	$1.111	$0.983
Number of Accumulation Units outstanding at end of period	41,512	42,147	44,851
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.804	$0.660	$0.459
Accumulation Unit Value at end of period	$0.809	$0.804	$0.660
Number of Accumulation Units outstanding at end of period	19,627	19,640	19,655
FIDELITY VIP INDEX 500 PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.896	$0.791	$0.634
Accumulation Unit Value at end of period	$0.900	$0.896	$0.791
Number of Accumulation Units outstanding at end of period	255,237	347,311	401,565

54

2008	2007	2006	2005	2004	2003	2002

$1.075	$1.034	$1.006	$—	—	—	—
$0.984	$1.075	$1.034	$1.006	—	—	—
17,571	—	—	—	—	—	—

$1.081	$1.031	$1.003	$—	—	—	—
$1.113	$1.081	$1.031	$1.003	—	—	—
190,472	25,080	4,167	—	—	—	—

$1.148	$0.992	$0.928	$0.872	$0.804	$0.625	$0.863
$0.579	$1.148	$0.992	$0.928	$0.872	$0.804	$0.625
26,803	33,859	36,164	36,177	26,768	26,779	26,790

$1.557	$1.344	$1.222	$1.061	$0.934	$0.738	$0.827
$0.880	$1.557	$1.344	$1.222	$1.061	$0.934	$0.738
382,720	404,775	338,141	231,448	146,562	146,019	83,373

$1.294	$1.295	$1.094	$—	—	—	—
$0.731	$1.294	$1.295	$1.094	—	—	—
131,125	122,034	79,449	—	—	—	—

$1.367	$1.238	$1.111	$—	—	—	—
$0.784	$1.367	$1.238	$1.111	—	—	—
44,722	17,318	—	—	—	—	—

$1.037	$0.855	$0.824	$0.768	$0.728	$0.570	$0.740
$0.459	$1.037	$0.855	$0.824	$0.768	$0.728	$0.570
19,679	64,073	13,133	13,146	13,159	13,174	12,595

$1.023	$0.986	$0.865	$0.838	$0.770	$0.609	$0.795
$0.634	$1.023	$0.986	$0.865	$0.838	$0.770	$0.609
502,603	477,810	453,254	354,889	376,876	383,806	357,939

55

ACCUMULATION UNIT VALUES For Contracts With Minimum Guaranteed Death Benefit Rider
Subaccount	2011	2010	2009
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.224	$1.153	$1.011
Accumulation Unit Value at end of period	$1.293	$1.224	$1.153
Number of Accumulation Units outstanding at end of period	22,473	180,575	26,721
FIDELITY VIP MID CAP PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$2.370	$1.868	$1.354
Accumulation Unit Value at end of period	$2.086	$2.370	$1.868
Number of Accumulation Units outstanding at end of period	169,704	286,296	292,554
FIDELITY VIP MONEY MARKET PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.990	$—	$—
Accumulation Unit Value at end of period	$0.978	$0.990	$—
Number of Accumulation Units outstanding at end of period	490,629	562,606	—
FIDELITY VIP VALUE LEADERS PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.977	$0.914	$0.714
Accumulation Unit Value at end of period	$0.885	$0.977	$0.914
Number of Accumulation Units outstanding at end of period	35,225	35,501	35,385
FIDELITY VIP VALUE PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.068	$0.932	$0.656
Accumulation Unit Value at end of period	$1.026	$1.068	$0.932
Number of Accumulation Units outstanding at end of period	40,324	40,966	44,247
FIDELITY VIP VALUE STRATEGIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.298	$1.041	$0.671
Accumulation Unit Value at end of period	$1.165	$1.298	$1.041
Number of Accumulation Units outstanding at end of period	40,212	44,957	148,653
MFS CORE EQUITY SERIES
Accumulation Unit Value at beginning of period	$0.740	$0.634	$0.489
Accumulation Unit Value at end of period	$0.723	$0.740	$0.634
Number of Accumulation Units outstanding at end of period	40,991	41,067	41,054
MFS GROWTH SERIES
Accumulation Unit Value at beginning of period	$0.677	$0.594	$0.437
Accumulation Unit Value at end of period	$0.666	$0.677	$0.594
Number of Accumulation Units outstanding at end of period	33,461	61,724	61,305

56

2008	2007	2006	2005	2004	2003	2002

$1.061	$1.033	$1.005	$—	—	—	—
$1.011	$1.061	$1.033	$1.005	—	—	—
17,099	—	—	—	—	—	—

$2.271	$1.995	$1.798	$1.543	$1.254	$0.919	$1.035
$1.354	$2.271	$1.995	$1.798	$1.543	$1.254	$0.919
289,201	411,957	524,028	477,281	362,948	293,462	65,017

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

$1.311	$1.275	$1.124	$—	—	—	—
$0.714	$1.311	$1.275	$1.124	—	—	—
35,437	30,022	20,444	—	—	—	—

$1.245	$1.239	$1.097	$—	—	—	—
$0.656	$1.245	$1.239	$1.097	—	—	—
52,537	—	—	—	—	—	—

$1.395	$1.341	$1.171	$—	—	—	—
$0.671	$1.395	$1.341	$1.171	—	—	—
59,240	110,467	—	—	—	—	—

$0.814	$0.742	$0.661	$0.658	$0.593	$0.472	$0.680
$0.489	$0.814	$0.742	$0.661	$0.658	$0.593	$0.472
41,023	41,019	40,558	40,839	50,082	50,708	13,943

$0.708	$0.592	$0.556	$0.516	$0.462	$0.360	$0.550
$0.437	$0.708	$0.592	$0.556	$0.516	$0.462	$0.360
79,217	79,829	64,494	57,341	43,015	43,804	47,180

57

ACCUMULATION UNIT VALUES For Contracts With Minimum Guaranteed Death Benefit Rider
Subaccount	2011	2010	2009
MFS INVESTORS TRUST SERIES
Accumulation Unit Value at beginning of period	$1.003	$0.905	$0.730
Accumulation Unit Value at end of period	$0.969	$1.003	$0.905
Number of Accumulation Units outstanding at end of period	70,771	72,250	73,583
MFS RESEARCH SERIES
Accumulation Unit Value at beginning of period	$0.876	$0.765	$0.594
Accumulation Unit Value at end of period	$0.861	$0.876	$0.765
Number of Accumulation Units outstanding at end of period	284	286	288
T. ROWE PRICE EQUITY INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$1.405	$1.238	$0.998
Accumulation Unit Value at end of period	$1.377	$1.405	$1.238
Number of Accumulation Units outstanding at end of period	337,909	462,256	406,245
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Accumulation Unit Value at beginning of period	$0.992	$0.878	$0.584
Accumulation Unit Value at end of period	$0.853	$0.992	$0.878
Number of Accumulation Units outstanding at end of period	119,685	200,294	451,618
T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Accumulation Unit Value at beginning of period	$1.378	$1.360	$1.266
Accumulation Unit Value at end of period	$1.382	$1.378	$1.360
Number of Accumulation Units outstanding at end of period	36,089	48,557	46,322
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.819	$1.417	$1.000
Accumulation Unit Value at end of period	$1.772	$1.819	$1.417
Number of Accumulation Units outstanding at end of period	2,288	101,562	11,720

58

2008	2007	2006	2005	2004	2003	2002

$1.106	$1.016	$0.910	$0.859	$0.782	$0.649	$0.831
$0.730	$1.106	$1.016	$0.910	$0.859	$0.782	$0.649
74,295	53,371	86,842	87,399	80,276	67,995	57,313

$0.942	$0.843	$0.773	$0.726	$0.635	$0.516	$0.693
$0.594	$0.942	$0.843	$0.773	$0.726	$0.635	$0.516
31,862	31,861	31,861	31,861	31,861	31,861	31,861

$1.583	$1.553	$1.323	$1.289	$1.137	$0.918	$1.070
$0.998	$1.583	$1.553	$1.323	$1.289	$1.137	$0.918
574,441	560,065	437,007	295,474	274,122	250,037	226,544

$1.152	$1.033	$0.879	$0.767	$0.683	$0.530	$0.658
$0.584	$1.152	$1.033	$0.879	$0.767	$0.683	$0.530
217,063	230,749	133,221	27,598	27,953	28,196	18,590

$1.263	$1.213	$1.181	$1.176	$1.179	$1.145	$1.101
$1.266	$1.263	$1.213	$1.181	$1.176	$1.179	$1.145
411,468	70,150	68,638	72,832	75,196	76,748	57,680

$1.682	$1.450	$1.378	$1.217	$1.042	$0.762	$0.981
$1.000	$1.682	$1.450	$1.378	$1.217	$1.042	$0.762
12,344	31,569	23,684	26,790	40,613	46,519	43,312

59

CONTRACT

Type of Contract

This Prospectus offers an individual deferred Variable Annuity Contract providing for future annuity payments. You can choose to vary your Purchase Payments or pay a single Purchase Payment. The Contract can be either a Qualified or Non-Qualified Contract.

In certain states, the Contract may be offered as a group Contract with individual ownership represented by certificates. The discussion of Contracts in this Prospectus applies equally to certificates under group Contracts, unless the content specifies otherwise.

Certain provisions of the Contracts may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your Contract for specific variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract. See your agent or contact us for specific information that may be applicable to your state.

Contract Transactions

Surrenders and transfers requested by you and Purchase Payments made by you (except for Proper Lockbox Payments as defined in the "Ways to Make Purchase Payments" section) are processed only on Valuation Dates that American National Insurance Company is open for business. We are closed for business on Friday, November 23, 2012, and Monday, December 24, 2012 in observation of the Thanksgiving and Christmas holidays.  On Valuation Dates on which we are closed for business, only scheduled automated transactions (i.e. monthly deductions, periodic charges, dollar cost averaging program, Portfolio rebalancing program, systematic withdrawal program) and Proper Lockbox Payments as defined in the "Ways to Make Purchase Payments" section will be processed.  All other transactions will be processed on the next Valuation Date that we are open for business.

Contract Application and Purchase Payments

To purchase a Contract, you must complete an application and send the minimum Purchase Payment to our Home Office. (See “Allocation of Purchase Payments” following this provision.) If your application cannot be processed within five (5) business days after receipt, we will request your permission to retain the payment until the completed application is received. If the application is not completed, and we do not receive such permission within five (5) business days after receipt of the payment, we will return your payment. We will credit your initial Purchase Payment to the Contract within two (2) business days after a completed application is received at our Home Office. All additional Purchase Payments will be credited with an effective date on the date the additional Purchase Payment is received in our Processing Center.

You have a “free look” period during which you can return the Contract to our Processing Center and get a refund. The refund will equal the greater of (1) all of your Purchase Payments plus any charges for premium taxes deducted there from or (2) Accumulation Value plus any expenses deducted during such period. The “free look” period is established by state law and generally expires ten (10) days after you receive a Contract. We require that Purchase Payments received by us be allocated to the Subaccount that invests in the Fidelity VIP Money Market Portfolio until the end of the fifteen (15) day period after the Date of Issue, or thirty-five (35) day period after the Date of Issue for a Contract issued to a person age 60 or over in California. Thereafter, amounts allocated to such Subaccount and Purchase Payments paid are allocated as directed by you. We will credit Purchase Payments received by us after the fifteen (15) day period, or thirty-five (35) day period for a Contract issued to a person age 60 or over in California, effective when such payments are received at our Processing Center. No Surrender Charges are assessed on refunds.

60

Allocation of Purchase Payments

After the end of the fifteen (15) day period, or thirty-five (35) day period for a Contract issued to a person age 60 or over in California, after the Date of Issue, the initial Purchase Payment and subsequent Purchase Payments will be allocated to the Subaccounts and the Fixed Account according to your instructions in the application. You can change these allocations at any time by written instruction to our Processing Center or by telephone, if a properly completed telephone transfer authorization form is on file with us.

Ways to Make Purchase Payments

You may make Purchase Payments by check drawn on a U.S. Bank in U.S. dollars and made payable to "American National Insurance Company" or "ANICO."  If you do not receive a billing statement, send your additional Purchase Payments (after the initial Purchase Payment) directly to American National Insurance Company Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas  78269.  If you receive a billing statement, you may send a Proper Lockbox Payment in the pre-printed envelope to our lockbox at P.O. Box 5431, Houston, Texas 77210-5431.  A "Proper Lockbox Payment" is defined as a Purchase Payment (1) accompanied by a billing notice; (2) in the exact amount of the Purchase Payment, as specified in the billing notice; and (3) for a contract that is in force and has not been surrendered.  If an additional Purchase Payment is received at our lockbox that is not a Proper Lockbox Payment,  the additional Purchase Payment and any accompanying material will be forwarded to our processing center, which will cause a delay in the processing of the requested transaction for an in force contract.  If the additional Purchase Payment is for a contract that is no longer in force, it will not be processed and will be returned to you.

If we receive your Purchase Payment through payroll allotment, such as salary deduction or salary reduction programs, we consider that we receive your Purchase Payment on the day we actually receive it, rather than the day the deduction from your payroll occurs.  This is important for you to know because your Purchase Payment receives no interest or earnings for the time between the deduction from your payroll and our receipt of the payment.

Crediting of Accumulation Units

Before the Annuity Date, Purchase Payments will be used to purchase Accumulation Units in Subaccounts and be allocated to the Fixed Account as you have instructed. We will determine the number of Accumulation Units purchased by dividing the dollar amount of the Purchase Payment allocated to a Subaccount by the Accumulation Unit value for that Subaccount computed following such allocation.

Allocation of Charges and Other Deductions to the Subaccounts and the Fixed Account

Unless you instruct differently, deductions from the Subaccounts and the Fixed Account will be made, pro rata, to the extent necessary for us to:

•	collect charges (except the Annual Contract Fee which is allocated pro-rata only among the Subaccounts);
•	pay surrender value;
•	provide benefits.
We will immediately reinvest dividends and capital gain distributions received from a Portfolio at net asset value in shares of that Portfolio.

61

Determining Accumulation Unit Values

The Accumulation Unit Value of each Subaccount reflects the investment performance of that Subaccount. We calculate Accumulation Unit Value on each Valuation Date by multiplying the Accumulation Unit Value for the preceding Valuation Date by a net investment factor for that Subaccount. The net investment factor is determined on each Subaccount on each Valuation Date as follows:

•
add the per share amount  of any dividends or capital gains distributions declared by the corresponding Portfolio during the Valuation Period to the net asset value of a share in the Portfolio at the close of business on such Valuation Date;

•	divide by the net asset value of a share in the Portfolio on the preceding Valuation Date; and
•	subtract the applicable administrative asset fee and mortality and expense risk fees.
We will calculate the Accumulation Unit Value for each Subaccount at the end of each Valuation Period. Investment performance of the Portfolios will increase or decrease the Accumulation Unit Value for each corresponding Subaccount the Portfolio expenses and the deduction of certain charges by us will decrease the Accumulation Unit Value for each Subaccount.

Transfers

Transfers Before Annuity Date. You can make transfers among the Subaccounts and the Fixed Account subject to the following restrictions:

•	Requests for transfers must be in writing and must be received by our Processing Center or may be made by calling us if a properly completed telephone authorization form is on file with us.
•	Requests for transfers must be clear and complete to be in good order.
•	Transfers from Subaccounts must be at least $250, or the balance of the Subaccount, if less.
•	The minimum amount which may remain in a Subaccount after a transfer is $1,000.
•
Each Contract Year, the total amount transferred from the Fixed Account cannot exceed the greater of (1) 10% of the amount in the Fixed Account on the date of transfer or (2) $1,000 unless you are participating in the Dollar Cost Averaging Program.

•
The first twelve (12) transfers in a Contract Year are free. A $10.00 fee will be deducted from the amount transferred for each additional transfer. (See the “Exchange Fee” provision in the “Charges and Deduction” section of this Prospectus.)

We will make transfers and determine values at the end of the Valuation Period in which your transfer request is received. We will only make transfers that are in good order. We may revoke or modify the transfer privilege. You cannot transfer to the dollar cost averaging Fixed Account options.

Special Note on Frequent Transfers—Additional Restrictions. The Contract is not appropriate for frequent transfers, market timing or any other kind of short-term trading strategy among Subaccounts.  If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract.

62

When you make a request to transfer Accumulation Value from one (1) Subaccount to another, your request triggers the purchase and redemption of shares of the affected Portfolios. These types of frequent transactions are referred to as “Frequent Trading,” “Market Timing,” or “Short-term Trading.” We discourage Frequent Trading.  Frequent Trading can have adverse effects for other Contract Owners, as well as other investors in the Portfolios. As these adverse effects occur in the value of the Portfolios, the value of the units in the corresponding Subaccounts is similarly affected. The adverse effects may occur in the following situations:

•
When purchases or redemption of shares of a Portfolio are made at net asset values that do not reflect the true value of the shares. This is often referred to as “arbitrage” and results in dilution of the value of the ownership interest of other investors in the Portfolio.

•
When a Portfolio is forced to liquidate holdings at an inopportune time in order to pay a redemption. Unexpectedly large or frequent redemptions can cause a Portfolio to sell investments prematurely and thereby lose otherwise available investment opportunities and gains.

•
When a Portfolio must maintain an unusually high liquidity level in order to satisfy redemptions caused by Frequent Trading. If investors in a Portfolio engage in Frequent Trading, a Portfolio must increase liquidity, or, in other words, keep higher levels of cash and cash equivalents instead of keeping the Portfolio invested in longer term assets. Higher liquidity can result in lower returns on the Portfolio assets.

•
When a Portfolio incurs increased brokerage commissions and administrative costs as a result of the Frequent Trading. Frequent Trading often causes a Portfolio to trade its investments more frequently. Such increased trading generally results in an increase in brokerage commission expenses and administrative costs for the Portfolios. The increased costs and expenses result in lower returns for investors in the Portfolios

For the reasons discussed, we have adopted policies and procedures to help us identify and prevent Frequent Trading practices. While our policies and procedures are designed to identify and protect against Frequent Trading practices, there can be no certainty that we will identify and prevent Frequent Trading in all instances. When we do identify Frequent Trading, we will apply our policies and procedures consistently to all Contract Owners without special arrangement, waiver, or exception.

If we determine that you are engaging in Frequent Trading activity among the Subaccounts, we may, without prior notice, refuse to honor or process a transfer, reverse a transfer, or impose certain restrictions on your transfer privileges. If we reverse a transfer, we will do so within two (2) Valuation Dates. We will attempt to inform you or your registered representative by telephone that the transfer has been deemed Frequent Trading or otherwise potentially harmful to others, that the transfer has not been honored, and/or that your transfer privileges have been restricted.

We monitor for Frequent Trading activity among the Subaccounts based upon established parameters applied consistently to all Contract Owners. Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing.  For purposes of applying the parameters used to detect potential Frequent Trading and other potentially harmful activity, we may aggregate transfers made in two (2) or more Contracts that we believe are connected, such as two (2) policies with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control.

63

We may vary our Frequent Trading policies and procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. Our Frequent Trading policies and procedures are currently the same for all Subaccounts. We may, however, not always apply Frequent Trading detection methods to Subaccounts investing in Portfolios that, in our judgment, would not be particularly attractive for Frequent Trading or susceptible to the harmful effects of Frequent Trading discussed above. We may also vary our Frequent Trading policies and procedures among other variable insurance products to account for differences in various factors, such as operational systems and Contract provisions.  The Company retains the discretion to change its Frequent Trading policies and procedures at any time.  The Company may even abandon such policies and procedures in the future; however, it is the Company’s present intention to maintain a diligent effort to discourage, detect and deter Frequent Trading.

We reserve the right to place restrictions on the transfer privileges of all Contract Owners we believe may otherwise engage in Frequent Trading or trading activity that is otherwise harmful to others. For example, we may only accept transfers by U.S. mail. We may refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means. We may implement and administer redemption fees imposed by one (1) or more of the Portfolios in the future.

Portfolio Frequent Trading Restrictions.  In addition to the restrictions we impose, each of the Portfolios may have its own Frequent Trading policies and procedures with respect to purchases and sales of Portfolio shares. The prospectuses of the Portfolios describe any such policies and procedures. The Frequent Trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the Frequent Trading policies and procedures of other Portfolios and the Frequent Trading policies and procedures for the Contract described in this Prospectus.

We are legally obligated to provide information about each amount you cause to be invested into or removed from the Portfolio.  If a Portfolio identifies you as having violated the Portfolio’s Frequent Trading Policies, we are obligated at the Portfolio’s request, to restrict or prohibit any further investment by you in respect to that Portfolio.  Any such restriction or prohibition may remain in place indefinitely.  You should review and comply with each Portfolio’s Frequent Trading Policies, which are disclosed in the Portfolios’ current prospectuses.

Postponed Transfers. Payment of withdrawal amounts and transfers may be postponed whenever:

•	the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC;
•	the SEC by order permits postponement for the protection of the Contract Owners; or
•
an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets.

Transfers after the Annuity Date. After the Annuity Date, you can only make twelve (12) transfers among Subaccounts each Contract Year. You can transfer Annuity Units of one (1) Subaccount to Annuity Units of another Subaccount and to the Fixed Account at any time other than during the five (5) day interval before any annuity payment date. Transfers from the Fixed Account to the Subaccounts are not permitted during the Annuity Period.

64

Telephone Transactions

You may make certain transactions under this Contract by telephoning us if you have executed and filed a telephone authorization form with us. You may only make telephone transactions by calling 1-800-306-2959.  We reserve the right to limit or prohibit telephone transactions.

Transactions that can be conducted over the telephone include:

•	transferring values;
•	changing how your purchase payments are allocated;
•	initiating, changing and stopping a Dollar Cost Averaging Program or a Rebalancing Program.

We will employ reasonable procedures to confirm that telephone instructions are genuine. These procedures may include, but are not limited to:

•	requiring callers to identify themselves and the Contract Owner or others (e.g., beneficiary) by name, social security number, date of birth, or other identifying information;
•	confirming telephone transactions in writing to you; and/or
•	recording telephone transactions.
There are risks associated with telephone transactions that do not exist if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone requests that we believe are genuine.

Please note that our telephone system may not always be available for telephone calls or facsimile transmissions.  Any telephone system, whether it is ours, yours, your service provider’s, or your registered representative’s can experience unscheduled outages or slowdowns for a variety of reasons.  These outages or slowdowns may delay or prevent our processing of your request.  Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Processing Center.

Special Programs

•
Dollar Cost Averaging Program – If you have at least $10,000 Accumulation Value in your Contract, you can instruct us to periodically transfer an amount or percentage from a Subaccount or the Fixed Account to any Subaccount(s). The transfers can be made monthly, quarterly, semi-annually or annually. The amount transferred each time must be at least $1,000. The minimum transfer to each Subaccount must be at least $100. Transfers of Accumulation Value pursuant to this program will not be counted in determining whether the exchange fee applies. The program will be stopped if, on a transfer date, the Accumulation Value is less than $5,000. You can change the allocation instructions or stop the program by sending written notice or calling us by telephone if a properly completed telephone authorization form is on file with us. You can request participation in or discontinue the dollar cost averaging program at any time.

•
Fixed Account Dollar Cost Averaging Program – If you participate in the Fixed Account dollar cost averaging program, you may designate an amount to be held in one of the dollar cost averaging Fixed Account options until it is transferred to the Subaccounts or the Fixed Account as selected by you. The two options you must select from are a six (6) month or a twelve (12) month dollar cost averaging period. When you make an allocation to one of the dollar cost averaging Fixed Account options for this purpose, we will set an interest rate applicable to that amount. We will then credit interest at that rate to that amount until it has been entirely transferred to your chosen Subaccounts or the Fixed Account. Consistent with the option selected by you, we will complete the transfers within either six (6) or twelve (12) months of the allocation date, which will be the Date of Issue. At our discretion, we may change the rate that we set for new allocations to the dollar cost averaging Fixed Account options. We will never, however, set a rate less than an effective annual rate of 3%. The program is available only for Purchase Payments received on or

65

prior to the Date of Issue. The minimum Purchase Payment to participate in the six (6) month dollar cost averaging option is $2,500.  The minimum Purchase Payment to participate in the twelve (12) month dollar cost averaging option is $5,000. If you terminate the Fixed Account dollar cost averaging program any remaining balance in the Fixed Account dollar cost averaging option will be transferred to the Fixed Account. Dollar cost averaging results in the purchase of more Accumulation Units when Accumulation Unit Value is low, and fewer when Accumulation Unit Value is high. There is no guarantee that dollar cost averaging, will result in higher Accumulation Value or otherwise be successful.

•
Rebalancing Program - Under the rebalancing program, you can instruct us to allocate Purchase Payments and Accumulation Value among the Subaccounts and Fixed Account. In accordance with allocation instructions specified by you, we will rebalance your Accumulation Value by allocating Purchase Payments and transferring Accumulation Value among the Subaccounts and the Fixed Account. Rebalancing will be performed on a quarterly, semi-annual or annual basis as specified in the application. Transfers of Accumulation Value pursuant to this program will not be counted in determining whether the exchange fee applies. At the time the program begins, there must be at least $10,000 of Accumulation Value under the Contract. The program will be stopped if, on a rebalancing date, the Accumulation Value is less than $ 5,000. You can change the allocation instructions or stop the program by sending written notice or calling us by telephone if a properly completed telephone authorization form is on file with us. You can request participation in or discontinue such special program at any time.

There is no charge for participation in such special programs.

CHARGES AND DEDUCTIONS

Surrender Charge

Since no sales charge is deducted from your Purchase Payments, a Surrender Charge may be imposed on withdrawals to cover expenses of distributing the Contract. (See the “Deferred Sales Load (‘Surrender Charge’)” in the “Fee Tables” section of this Prospectus.)

Assume you have $40,000 Accumulation Value, $38,000 of which represents total Purchase Payments and $2,000 of which represents Accumulation Value less total Purchase Payments.

•
Example 1 - Assume you want to withdraw $7,000. You can withdraw the greater of (1) 10% of your $40,000 Accumulation Value or (2) Accumulation Value minus total Purchase Payments with no Surrender Charge. Since 10% of your Accumulation Value, $4,000, is greater than Accumulation Value minus total Purchase Payments, $2,000, your Free Withdrawal Amount will be $4,000.

Accordingly, $4,000 of your withdrawal will be free of Surrender Charge. The remaining $3,000 is a withdrawal of Purchase Payments and will be subject to a Surrender Charge.

•
Example 2 - Assume you have made a $3,000 withdrawal and want to make an additional $5,000 withdrawal in the same Contract Year. The first withdrawal would have been free because it was less than the Free Withdrawal Amount. However, such withdrawal would have utilized a portion of the Free Withdrawal Amount available in that Contract Year. The first part of the formula for calculating the Free Withdrawal Amount will be reduced by 7.5%, which is the percentage the first surrender was of your Accumulation Value at that time. If there have been no additional Purchase Payments or increases in the amount by which your Accumulation Value exceeds your total Purchase Payments since the first withdrawal, the Free Withdrawal Amount for the second withdrawal will be the greater of (1) 2.5% of your Accumulation Value, which is $925.00 or (2) Accumulation Value minus total Purchase Payments, which is zero. Accordingly, $925 of your second withdrawal will be free of Surrender Charges. The remaining $4,075 will be a withdrawal of Purchase Payments and will be subject to a Surrender Charge.

Even if your Accumulation Value is less than the total of your Purchase Payments, your Surrender Charge for a full surrender will be based upon the total of your Purchase Payments. Assume that you have $30,000 Accumulation Value, but you have paid $38,000 in Purchase Payments. On a full surrender, you can still withdraw 10% of your Accumulation Value, or $3,000, without a Surrender Charge; however, the applicable

66

Surrender Charge percentage would then be applied to the total Purchase Payments less the Free Withdrawal Amount, or $35,000, not the $30,000 in Accumulation Value.

Other Charges

Your Contract before the Annuity Date is subject to certain other charges:

•	Administrative Charges

A $35 Annual Contract Fee for each Contract Year unless all of your Accumulation Value is in the Fixed Account or is greater than $50,000 on the last day of a Contract Year.

An administrative asset fee charged daily against the Separate Account at an annual rate of 0.10%.

•	Premium Taxes

Premium taxes (which presently range from 0% to 3.5%) will be deducted from Purchase Payments if assessed by a state.

•	Mortality and Expense Risk Fees

We assume the risks that Annuitants as a class may live longer than expected and that fees may not be sufficient to cover our actual costs. In assuming these risks, we agree to make annuity payments to the Annuitant or other payee for as long as the Annuitant may live. In addition, we are at risk for the death benefits payable under the Contract.

For our promises to accept these risks, a mortality and expense risk fee will be assessed daily against the Separate Account during the Accumulation Period at a rate of 1.1% per annum, and during the Annuity Period at a rate of 1.15% per annum. This fee does not apply to funds in the Fixed Account.

If you select one of our optional Enhanced Death Benefit Riders, we will charge you a higher mortality risk fee during the Accumulation Period. The mortality and expense risk fee will be 1.20% for Contracts which include the minimum guaranteed death benefit rider. The mortality and expense risk fee will be 1.30% for Contracts which include the 3% guaranteed death benefit rider. The mortality and expense risk fee will be 1.45% for Contracts which include the 5% guaranteed death benefit rider. We will calculate a separate Accumulation Unit Value for the Contracts without an Enhanced Death Benefit Rider, and for Contracts with each type of Rider, in order to reflect the differences in the mortality risk fees. Mortality and expense risk fees do not apply to funds in the Fixed Account.

•	Charges for Taxes

Presently, there are none. We may, however, make a charge in the future if income or gains within the Separate Account incur federal, state, or local taxes or if our tax treatment changes. Charges for such taxes, if any, would be deducted from the Separate Account and the Fixed Account.

•	Exchange Fee

A $10.00 exchange fee is charged for transfers among the Subaccounts and Fixed Account after twelve (12) transfers per Contract Year. Such fee compensates us for the costs of effecting the transfers. The exchange fee will be deducted from the amount transferred.

67

Deduction of Fees

Deductions for Annual Contract Fees will be prorated among the Subaccounts.

Exceptions to Charges

We may reduce charges in sales to a trustee, employer, or similar entity if we determine that such sales reduce our sales or administrative expenses. We may also reduce charges in sales to directors, officers and bona fide full-time employees (and their spouses and minor children) of the Company.

The Contract may be sold directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of the Company and our affiliated companies, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contract, and spouses and immediate family members of the foregoing. In such case, a Contract may be credited with some or all of the cost savings resulting from such direct sale, but only if such credit will not be unfairly discriminatory to any person.

DISTRIBUTIONS UNDER THE CONTRACT

DISTRIBUTIONS BEFORE ANNUITY DATE

Surrenders

You can surrender your Contract, in whole or in part, before the Annuity Date subject to the following limitations:

•	If a partial surrender would leave less than $2,000 Accumulation Value, the Contract must be fully surrendered.

•
A partial surrender request should specify the allocation of that surrender among the Subaccounts and the Fixed Account. If not specified, we will prorate the surrender among the Subaccounts and the Fixed Account. Surrender Charges will be deducted from the Accumulation Value remaining after a partial surrender.

The Accumulation Unit value for Surrenders will be the applicable Accumulation Unit value determined on the Valuation Date following receipt by us at our Processing Center of your surrender request.

Surrender value is determined by:

•	multiplying the number of Accumulation Units for each Subaccount times the Accumulation Unit Value;

•	adding any Accumulation Value in the Fixed Account; and

•	deducting any Surrender Charge.

We expect to pay surrenders within seven (7) days of receipt of your written request in proper form. We may delay payment of a partial surrender from the Fixed Account for up to six (6) months.

Unless you provide us a written election not to have federal and state income taxes withheld, we are required by law to withhold such taxes from the taxable portion of any surrender, and to remit that amount to the federal and/or state government.

68

Systematic Withdrawal Program

Under the Systematic Withdrawal Program, you can instruct us to make payments of a predetermined dollar amount of Accumulation Value from one or more Subaccounts and the Fixed Account monthly, quarterly, semi-annually or annually. The total minimum systematic withdrawal payment is $100. The minimum systematic withdrawal from any one Subaccount or the Fixed Account is $50. Systematic withdrawals can be started at any time. We must receive written notification from you specifying the amount and frequency and timing of payment. You can specify the Subaccount from which systematic withdrawals will be made. If you do not specify, withdrawals will be taken pro-rata from each Subaccount. Surrender Charges will apply.

Because distributions may be taxable, you should consult your tax adviser before requesting systematic withdrawals. (See the “Federal Tax Matters” section of this Prospectus.)

Under the Systematic Withdrawal Program, you can participate in the Minimum Distributions Program by instructing us to calculate and make minimum distributions required if the Contract is used with a Qualified Plan. (See the “Taxation of Qualified Contracts” provision in the “Federal Tax Matters” section of this Prospectus.) We will determine the amount required to be distributed based on information you provide and choices you make. To participate in the Minimum Distributions Program, you must notify us of such election in writing in the calendar year during which you attain age 701/2. The Minimum Distributions Program is subject to all rules applicable to the Systematic Withdrawal Program. In addition, certain rules apply only to the Minimum Distributions Program. For a description of the requirements applicable to the Minimum Distributions Program, see “Minimum Distributions Program” in the Statement of Additional Information. Numerous special tax rules apply to Contract Owners whose Contract is used with a qualified plan. You should consult a tax adviser before electing to participate in the Minimum Distributions Program.

Waiver of Surrender Charges

We will waive Surrender Charges in the following situations:

Confinement Waiver – The Surrender Charge will be waived upon receipt of written proof from a licensed physician that you have been confined in any of the following facilities for at least sixty (60) consecutive days:

•	a hospital which

(1)	is licensed or recognized by the state in which it is located;

(2)	provides or operates diagnostic and major surgery facilities for medical care and treatment of injured and sick persons on an inpatient basis;

(3)	charges for its services; and

(4)	provides twenty-four (24) hour nursing service by or under the supervision of a graduate registered nurse (R.N.).

•	a convalescent care facility which

(1)
is licensed by the state in which it is located as a convalescent nursing facility, a skilled nursing facility, a convalescent hospital, a convalescent unit of a hospital, an intermediate care facility, or a custodial care facility;

(2)	provides continuous nursing service by or under the supervision of a physician or a graduate registered nurse (R.N.);

(3)	maintains a daily record of each patient and makes your record available for review by us; and

(4)	administers a planned program of observation and treatment by a physician in accordance with existing standards of medical practice.

69

•	a hospice facility which

(1)	is licensed, certified or registered by the state in which it is located as a hospice facility;

(2)	provides a formal care program for terminally ill patients whose life expectancy is less than six (6) months; and

(3)	provides services on an inpatient basis as directed by a physician.

This waiver is not available:

(1)	if you are confined in a hospital, nursing home or hospice facility on the Date of Issue;

(2)	if the application is signed by power of attorney;

(3)	if you are more than age 80 on the Date of Issue;

(4)	if you enter the hospital, convalescent care facility or hospice facility within ninety (90) days from the Date of Issue; or

(5)	concerning surrenders or withdrawals requested more than ninety (90) days after the last day of confinement in such facility.

Disability Waiver - The Surrender Charge will be waived while you are physically disabled or diagnosed with a disabling terminal illness. Such waiver is subject to the following requirements:

•	proof of disability or disabling terminal illness, including written confirmation of receipt of Social Security Disability Benefits;

•	proof of continued disability; and

•	examination by a licensed physician chosen by us at our option.

This waiver is not available:

(1)	if you are receiving Social Security Disability Benefits on the Date of Issue;

(2)	if you are age 65 or older;

(3)	if you were diagnosed with a terminal illness before the Date of Issue; or

(4)	if you reside in certain states.

Death Benefit Before Annuity Date

If you or the Annuitant die before the Annuity Date, we will pay a standard death benefit equal to the greater of the Accumulation Value on the date due proof of death is received at our Home Office, or the sum of all Purchase Payments made less any withdrawals made prior to the date of death.

When you purchase your Contract, you may select an Enhanced Death Benefit Rider. The Enhanced Death Benefit Rider provides a minimum guaranteed death benefit should you or the Annuitant die before the Annuity Date. If you are not a natural person, the enhanced death benefit applies to the Annuitant’s death. If you select this rider, the death benefit will be the greater of the Accumulation Value or that provided by the Enhanced Death Benefit Rider. We will charge a higher mortality risk fee if you select one of these riders. If the Accumulation Value is greater than the death benefit provided by the Enhanced Death Benefit Rider, you will not receive any benefit from the Enhanced Death Benefit Rider or the higher mortality risk fee you paid for such rider. An Enhanced Death Benefit Rider can only be selected at the Date of Issue. If selected, the rider can not be changed or terminated unless the entire Contract is terminated. The rider expires on the Annuity Date. We offer three (3) optional Enhanced Death Benefit Riders:

(1)	minimum guaranteed death benefit rider;

(2)	3% guaranteed death benefit rider; and

(3)	5% guaranteed death benefit rider.

70

Minimum Guaranteed Death Benefit Rider

We recalculate the minimum guaranteed death benefit of your Contract each time you make a partial surrender, systematic withdrawal, and at the end of each six (6) Contract Years. During the first six (6) Contract Years, the minimum guaranteed death benefit will equal all Purchase Payments made less reductions to reflect partial surrenders and systematic withdrawals, if any, during such period. At the start of each subsequent six (6) Contract Year period, the minimum guaranteed death benefit will equal the greater of:

(1)	the Accumulation Value at the start of such six (6) Contract Year period; or

(2)
the minimum guaranteed death benefit  at the start of the immediately preceding six (6) Contract Year period prior to you attaining age 85, plus Purchase Payments less a reduction to reflect partial surrenders and systematic withdrawals, made since the start of such immediately preceding six (6) Contract Year period.

For all other dates, the minimum guaranteed death benefit will equal the minimum guaranteed death benefit at the start of such six (6) Contract Year period, plus Purchase Payments and less a reduction to reflect partial surrenders or systematic withdrawals made during such period. A reduction in the minimum guaranteed death benefit is made each time you make a partial surrender or systematic withdrawal. The reduction is calculated by dividing the minimum guaranteed death benefit on the date immediately before a partial surrender or systematic withdrawal by the Accumulation Value on the date immediately prior to the surrender or withdrawal and multiplying the result by the amount of the partial surrender or systematic withdrawal (inclusive of any related Surrender Charge).

Example 1 - Assume you have made $4,000 in total Purchase Payments during the first six (6) Contract Year period and have made no partial surrenders or systematic withdrawals. Your minimum guaranteed death benefit at the end of the first six (6) Contract Year period would be $4,000.

Example 2 - Assume you make a $2,000 partial surrender in the third Contract Year of the first six (6) Contract Year period, at which time you have made $4,000 in total Purchase Payments, and your Contract’s Accumulation Value is $8,000. Your minimum guaranteed death benefit would be recalculated and reduced at the time of such partial surrender. The amount of such reduction would be $1,000, which is calculated by:

•	dividing the minimum guaranteed death benefit immediately before the partial surrender ($4,000) by Accumulation Value at that time ($8,000); and

•	multiplying such amount ($4,000 divided by $8,000, or .5) times the amount of the partial surrender ($2,000).

Your minimum guaranteed death benefit before the partial surrender ($4,000) would be reduced by the amount necessary ($1,000) to reflect the partial surrender which would result in a new minimum guaranteed death benefit of $3,000.

Example 3 - Assume you make a $4,000 partial surrender in the second Contract Year of the second six (6) Contract Year period. Assume further that you have made $1,000 in total Purchase Payments since the end of the first six (6) Contract Year period, that your Contract Accumulation Value is $10,000 and that the minimum guaranteed death benefit at the start of the second six (6) Contract Year period is $8,000. Your minimum guaranteed death benefit would be recalculated and reduced at the time of such partial surrender. The amount of such reduction would be $3,600, which is calculated by:

•
dividing the minimum guaranteed death benefit immediately before the partial surrender of $9,000 ($8,000 for the minimum guaranteed death benefit at the end of the last six (6) Contract Year period plus $1,000 in Purchase Payments made since the end of the last six (6) Contract Year period) by Accumulation Value at that time ($10,000); and

•	multiplying such amount ($9,000 divided by $10,000, or .9) times the amount of the partial surrender ($4,000).

71

Your minimum guaranteed death benefit before the partial surrender ($9,000) would be reduced by the amount necessary ($3,600) to reflect the partial surrender which would result in a new minimum guaranteed death benefit of $5,400.

3% Guaranteed Death Benefit Rider

The 3% guaranteed death benefit is equal to (a) your total Purchase Payments, (b) less reductions to reflect any partial surrenders and systematic withdrawals, (c) plus interest at an annual effective rate of 3%. In no event will the 3% guaranteed death benefit exceed 200% of the net of Purchase

Payments reduced by any partial surrenders and systematic withdrawals. Interest will accrue to the earlier of the date we receive proof of death; or

(1)	the day of the oldest Contract Owner’s 85th birthday; or

(2)	if the Contract Owner is a not a natural person, the oldest Annuitant’s 85th birthday.

After the 85th birthday of the oldest Owner, or if the Contract Owner is not a natural person, the oldest Annuitant, we will only adjust the 3% guaranteed death benefit for subsequent Purchase Payments, and for reductions to reflect subsequent partial surrenders or systematic withdrawals.

5% Guaranteed Death Benefit Rider

The 5% guaranteed death benefit is calculated in the same manner as the 3% guaranteed death benefit except that the interest is accrued at an annual effective rate of 5%, instead of 3%.

We expect to pay the death benefit in a lump sum to the beneficiary named in the Contract within seven (7) business days of receipt of proof of death in proper form.

In lieu of payment in a lump sum, you can elect that the death benefit be applied under one of the annuity options described in the “Annuity Options” provision in the “Distributions During the Annuity Period” section of this Prospectus. If you do not make such election, the beneficiary can do so. The person selecting the annuity option settlement may also designate contingent beneficiaries to receive any amounts due after death of the first beneficiary. The manner in which annuity payments to the beneficiary are determined and may vary, are described below under the subsection “Distributions During the Annuity Period.”

DISTRIBUTIONS DURING THE ANNUITY PERIOD

We will pay a monthly income benefit to the Annuitant beginning on the Annuity Date provided the Annuitant is still living. All or part of any amount payable at the Annuity Date may be applied to any of the annuity options. We will discharge in a single sum any liability under an assignment of the Contract and any applicable federal, state, municipal or other taxes, fees or assessments based on or predicated on the Purchase Payments which have not otherwise been deducted or offset. The remaining amount is the net sum payable. The minimum amount that we will apply to an Annuity Option is $5,000. No election can be made unless such election would produce an initial annuity payment of at least $100. Fixed basis income payment and variable basis income payment options are available. Our consent is required for any payment to a corporation, association, partnership, or trustee. Once an annuity payment is made, the annuity option cannot be changed to another annuity option.

Election of Annuity Option

•
Non-Qualified Contracts – The form of annuity is elected in the application. A Contract cannot be purchased after the Annuitant’s age 85 and annuity payments must begin no later than Annuitant’s age 95. If you have not elected an annuity option, we will begin fixed basis payments at age 95 under Option 2, Life Annuity with 120 monthly payments certain. (See the “Federal Tax Matters” section of this Prospectus.)

•
Qualified Contracts – The form of annuity is elected in the application. A Contract cannot be purchased after age 85. Generally, under the Internal Revenue Code, annuity payments must begin no later than April 1st of the calendar year following the calendar year in which the Annuitant reaches 701/2 or retires. If you

72

have not elected an annuity option, we will begin fixed basis payments under Option 2, Life Annuity with 120 monthly payments certain. (See the “Federal Tax Matters” section of this Prospectus.)

Annuity Options

The following annuity options are available.

•
Option 1 - Life Annuity – Annuity payment payable monthly, during the lifetime of an individual, ceasing with the last annuity payment due before the death of the individual. This option offers the maximum level of monthly annuity payments since there is no provision for a minimum number of annuity payments or a death benefit for beneficiaries. It would be possible under this option for an individual to receive only one (1) annuity payment if death occurred before the due date of the second annuity payment, two (2) if death occurred before the third annuity payment date, etc.

•
Option 2 - Life Annuity with ten (10) or twenty (20) Years Certain and Life Thereafter – An annuity payable monthly during the lifetime of an individual with payments made for a period certain of not less than ten (10) or twenty (20) years, as elected. The annuity payments will be continued to a designated beneficiary until the end of the period certain upon the death of the individual.

•
Option 3 - Unit Refund Life Annuity – This option is available on variable basis income payment only. An annuity payable monthly during the lifetime of an individual with annuity payments made for a period certain not less than the number of months determined by dividing (1) the amount applied under this option by (2) the amount of the first monthly annuity payment. This option guarantees that the Annuity Units, but not the dollar value applied under this payout, will be repaid to the payee or his beneficiary.

•
Option 4 - Joint and Survivor Annuity – An annuity payable monthly during the joint lifetime of two (2) named individuals and thereafter during the lifetime of the survivor, ceasing with the last annuity payment due before the survivor’s death. It would be possible under this option for only (1) one annuity payment to be made if both individuals under the option died before the second annuity payment date, or only two (2) annuity payments if both died before the third annuity payment date, etc.

•
Option 5 - Installment Payments, Fixed Period – An amount payable monthly, for a fixed number of years not exceeding thirty (30). Fixed basis annuity payments will include interest at the effective rate of 2.5% per year.

•
Option 6 - Equal Installment Payments, Fixed Amount – An amount payable in equal monthly installments (not less than $6.25 per $1,000 applied) until the amount applied, adjusted by Subaccount investment results (variable basis payments) or interest at an effective rate of 2.5% per year (fixed basis payments), is exhausted. The final annuity payment will be the remaining balance.

•
Option 7 - Deposit Option - This option is available on a fixed basis payment only. The amount due may be left on deposit with us for placement in the General Account with interest at the rate of not less than 2.5% per year. Interest will be paid annually, semiannually, quarterly or monthly as elected.

•	Other Annuity Forms - May be agreed upon.

At any time, any amount remaining under Option 5, 6, or 7 may be withdrawn or, if that amount is at least $5,000, may be applied under any one (1) of the first four (4) options. In no case may payments under Option 1, 2, 3 or 4, be commuted. Under Option 5 and 6, you will receive the present value of any remaining payments using a discount rate equal to the effective interest rate used to compute the benefit plus 1%. For Option 7, you will receive the remaining balance.

The lump sum payment requested will be paid within seven (7) days of receipt of the request at our Processing Center based on the value computed on the next Valuation Date after receipt of the request. If the beneficiary dies while receiving annuity payments certain under Option 2, 3, 5, or 6 above, the present value of any remaining certain payments will be paid in a lump sum to the estate of the beneficiary. If the beneficiary dies after Option 7 has started, the balance held by us will be paid to the beneficiary’s estate.

73

Value of Variable Basis Annuity Payments

If you elect variable basis payments, the dollar amount of the first variable basis payment will depend on the annuity purchase rates described in your Contract for the annuity option you choose. These rates vary based on the Annuitant’s attained age at settlement and if applicable, gender, and if applicable, upon the attained age at settlement and gender of a second person you designate. Under such table, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable basis payment will be. As provided in your Contract and as explained below we may adjust the age used to determine payments.  After your first payment, the dollar amount of your payments will vary based on the investment performance of the Subaccount(s) you invest in and the Contract’s assumed interest rate.

Assumed Investment Rates

The assumed investment rate is an assumption we make regarding the investment performance of the Subaccounts you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 2.5%.

The annuity tables in the Contract used to calculate the annuity payments are based on an “assumed investment rate” of 2.5%. If the actual investment performance of the particular Subaccount selected is such that the net investment return is 2.5% per annum, the annuity payments will be as shown in the tables. If the actual net investment return exceeds 2.5%, the annuity payments will be higher than as shown in the tables. If the actual net investment return is less than 2.5%, the annuity payments will be lower than in the tables.

In other words, if the annualized investment performance after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 2.5%, then the dollar amount of your variable basis income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 2.5%, then the dollar amount of your income payment will increase.

At your election, where state law permits, an immediate annuity Contract may provide annuity benefits based on an assumed investment rate other than 2.5%. The annuity rates for immediate annuity Contracts are available upon request to us.

On the Annuity Date the net sum payable is applied and we determine the number of your Annuity Units for each Subaccount you select. The number of Annuity Units will not change unless you make a transfer. On the Annuity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable basis income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount on the date the income payment is calculated.

Following the Annuity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

a)	is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

b)	is an assumed interest rate factor equal to .99993235 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one (1) plus the assumed investment rate of 2.5%. We may offer a plan that has a different assumed investment rate. If we do, the assumed investment rate factor we use in (b) above would change.

74

Annuity Provisions

We determine non-qualified life contingent annuity payments based on the Annuity 2000 Mortality Table and 2.5% interest which reflects the age and sex of the Annuitant and the type of annuity option selected. The attained age at settlement will be adjusted downward by one (1) year for each full five (5) year period that has elapsed since January 1, 2000. The annuity payment will also vary with the investment performance of Portfolios you choose.

We determine qualified life contingent annuity payments based on the Annuity 2000 Mortality Table (50% male and 50% female blend) and 2.5% interest which reflects the age of the Annuitant and type of annuity option selected and will vary with the investment performance of Portfolios you choose. The attained age at settlement will be adjusted downward by one (1) year for each full five (5) year period that has lapsed since January 1, 2000. The effect of this adjustment is a reduction in the annuity payment provided.

THE COMPANY, SEPARATE ACCOUNT, AND FUNDS

American National Insurance Company

The Company is a stock life insurance company chartered in 1905 in the State of Texas. We write individual and group life and accident and health insurance and annuities. Our Home Office is located in the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550-7947. The Libbie Shearn Moody Trust owns approximately 37.10% of the outstanding stock of American National Insurance Company. The Moody Foundation, which has a 75% contingent remainder interest in the Libbie Shearn Moody Trust, owns approximately 23% of the outstanding stock of American National Insurance Company.

We are regulated by the Texas Department of Insurance and are subject to the insurance laws and regulations of other states where we operate. Each year, we file a National Association of Insurance Commissioners convention blank with the Texas Department of Insurance. Such convention blank covers our operations and reports on our financial condition and the Separate Account’s financial condition as of December 31 of the preceding year. Periodically, the Texas Department of Insurance examines and certifies the adequacy of the Separate Account’s and our liabilities and reserves. Obligations under the Contract are our obligations.

The Separate Account

We established the Separate Account under Texas law on July 30, 1991. The Separate Account’s assets are held exclusively for the benefit of persons entitled to payments under Variable Annuity Contracts issued by us. We are the legal holder of the Separate Account’s assets and will cause the total market value of such assets to be at least equal to the Separate Account’s reserve and other Contract liabilities. Such assets are held separate and apart from our General Account assets. We maintain records of all purchases and redemptions of shares of Portfolios by each of the Subaccounts. Liabilities arising out of any other business we conduct cannot be charged against the assets of the Separate Account. Income, as well as both realized and unrealized gains or losses from the Separate Account’s assets, is credited to or charged against the Separate Account without regard to income, gains or losses arising out of other business that we conduct. However, if the Separate Account’s assets exceed its liabilities, the excess is available to cover the liabilities of our General Account.

The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust, which is a type of investment company. Such registration does not involve any SEC supervision of management or investment policies or practices. There are numerous Subaccounts within the Separate Account available to Contract Owners and each invests only in a corresponding Portfolio.

The Separate Account is not our only Separate Account that invests in the Portfolios. Other Separate Accounts, including those funding other Variable Annuity Contracts, variable life insurance policies and other insurance company variable Contracts and retirement plans, invest in some of the Portfolios. We do not believe this results in any disadvantages to you. However, there is a theoretical possibility that a material conflict of interest could arise with Owners of variable life insurance policies and Owners of other Variable Annuity Contracts whose values are allocated to other Separate Accounts investing in the Portfolios. There is also a theoretical possibility that a material conflict could arise between the interests of Contract Owners or

75

Owners of other Contracts and the retirement plans or their participants which invest in the Portfolios. If a material conflict arises, we will take any necessary steps, including removing the Portfolio from the Separate Account, to resolve the matter. The Board of Directors of each Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any, to take in response to those events or conflicts. See the accompanying prospectuses for the Portfolios for more information.

The Funds

Each Subaccount invests in shares of a corresponding Portfolio of a Fund. Before investing in any of the Subaccounts, the accompanying prospectuses for the Portfolios should be read in conjunction with this Prospectus. The prospectuses contain a full description of the Funds, their investment policies and restrictions, risks, charges and expenses and other aspects of their operation. The investment objectives of each Portfolio are stated below.

FUND:	THE ALGER PORTFOLIOS CLASS I-2 SHARES
ADVISER:	FRED ALGER MANAGEMENT, INC.
Subaccount investing in:	Investment objective:
Alger Small Cap Growth Portfolio*	seeks long-term capital appreciation
Alger Large Cap Growth Portfolio	seeks long-term capital appreciation
Alger Mid Cap Growth Portfolio	seeks long-term capital appreciation
Alger Capital Appreciation Portfolio	seeks long-term capital appreciation
Alger Growth & Income Portfolio	seeks to provide capital appreciation and current income
Alger Balanced Portfolio	seeks current income and long-term capital appreciation
*Not available for investment for contracts issued on or after July 1, 2007.

FUND:	FEDERATED INSURANCE SERIES
ADVISER:	FEDERATED INVESTMENT MANAGEMENT COMPANY

FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA IS THE ADVISER
FOR FEDERATED CAPITAL INCOME FUND II, FEDERATED MID CAP GROWTH
STRATEGIES FUND II, FEDERATED EQUITY INCOME FUND II AND FEDERATED
KAUFMANN FUND II

Subaccount investing in:	Investment objective:
Federated Managed Volatility Fund II Subadvised by: Federated Investment Management Company	seeks to achieve high current income and moderate capital appreciation
Federated Mid Cap Growth Strategies Fund II	seeks capital appreciation
Federated Equity Income Fund II	seeks to provide above average income and capital appreciation
Federated Kaufmann Fund II – Primary Shares Subadvised by: Federated Global Investment Management Corp. Management Corp	seeks capital appreciation

ADVISER:	FEDERATED INVESTMENT MANAGEMENT COMPANY IS THE ADVISER FOR FEDERATED HIGH INCOME BOND FUND II, FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II AND FEDERATED QUALITY FUND II
Subaccount investing in:	Investment objective:
Federated High Income Bond Fund II – Primary Shares	seeks high current income
Federated Fund for U.S. Government Securities II	seeks to provide current income
Federated Quality Bond Fund II – Primary Shares	seeks to provide current income

76

FUND:	FIDELITY VARIABLE INSURANCE PRODUCTS SERVICE CLASS 2
ADVISER:	FIDELITY MANAGEMENT & RESEARCH COMPANY
Subaccount investing in:	Investment objective:
VIP Money Market Portfolio subadvised by:	seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Fidelity Investments Money Management, Inc.
Fidelity Research & Analysis Company
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited

VIP Mid Cap Portfolio subadvised by:	seeks long-term growth of capital
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited, FMR Co., Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
FMR Co., Inc.
VIP Index 500 Portfolio	seeks investment results that correspond to the total return of common stocks publicly traded in the U.S., as represented by the Standard & Poor's 500SM Index (S&P 500®)
Subadvised by:
Geode Capital Management
FMR Co., Inc.
VIP Contrafund® Portfolio	seeks long-term capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Growth Strategies Portfolio	seeks capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.

77

Subaccount investing in:	Investment objective:

VIP Growth Opportunities Portfolio	seeks to provide capital growth
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.

Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Equity-Income Portfolio	seeks reasonable income and will also consider the potential for capital appreciation. The Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500®
subadvised by:
FMR Co., Inc.
VIP Investment Grade Bond Portfolio	seeks as high a level of current income as is consistent with the preservation of capital subadvised by:
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Money Management, Inc.
VIP Growth & Income Portfolio	seeks high total return through a combination of current income and capital appreciation.
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Value Portfolio	seeks capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Value Leaders Portfolio	seeks capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Value Strategies Portfolio	seeks capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.

78

FUND:	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)* – SERIES I SHARES
ADVISER:	INVESCO AIM ADVISORS, INC.
Subaccount investing in:	Investment objective:
Invesco V.I. Global Health Care Fund	seeks capital growth
Invesco V.I. Small Cap Equity Fund	seeks long-term growth of capital
Invesco V.I. Utilities Fund	seeks capital growth and also seeks current income
Invesco Van Kampen V.I. Mid Cap Growth Fund*	seeks long-term growth of capital
Invesco V.I. Diversified Dividend Fund**	seeks reasonable current income and long-term growth of income and capital
Invesco V.I. Technology Fund	seeks capital growth
Invesco V.I. Global Real Estate Fund	seeks to achieve high total return through growth of capital and current income.
Subadvisor(s): Invesco Trimark Investment Management Inc; Invesco Global Asset Management (N.A.), Inc.: Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited.

*
Effective April 30, 2012, the Invesco V.I. Capital Development Fund was acquired by the Invesco Van Kampen V.I. Mid Cap Growth Fund.  The Invesco V.I. Capital Development Fund ceased to exist on April 30, 2012.

**	Effective April 30, 2012, the Invesco V.I. Dividend Growth Fund’s name changed to Invesco V.I. Diversified Dividend Fund.

FUND:	MFS® VARIABLE INSURANCE TRUST – INITIAL CLASS SHARES
ADVISER:	MASSACHUSETTS FINANCIAL SERVICE COMPANY
Subaccount investing in:	Investment objective:
MFS Core Equity Series	seeks capital appreciation
MFS Growth Series	seeks capital appreciation
MFS Research Series	seeks capital appreciation
MFS Investors Trust Series	seeks capital appreciation

T. ROWE PRICE
ADVISER:	T. Rowe Price Associates, Inc. is responsible for selection and management of the Portfolio investments of T. Rowe Price Equity Series, Inc. and the T. Rowe Price Fixed Income Series, Inc.
ADVISER:
T. ROWE PRICE ASSOCIATES, INC., ADVISER, AND T. ROWE PRICE INTERNATIONAL, INC. AND T. ROWE PRICE SINGAPORE PRIVATE LTD., SUB-ADVISERS, ARE  RESPONSIBLE FOR SELECTION AND MANAGEMENT OF THE PORTFOLIO INVESTMENTS OF T. ROWE PRICE INTERNATIONAL SERIES, INC.

FUND:	T. ROWE PRICE EQUITY SERIES, INC.
Subaccount investing in:	Investment objective:
T. Rowe Price Equity Income Portfolio	seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies
T. Rowe Price Mid-Cap Growth Portfolio*	seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth

FUND:	T. ROWE PRICE FIXED INCOME SERIES, INC.
Subaccount investing in:	Investment objective:
T. Rowe Price Limited-Term Bond Portfolio	seeks a high level of income consistent with moderate fluctuations in principal value

79

FUND:	T. ROWE PRICE INTERNATIONAL SERIES, INC.
Subaccount investing in:	Investment objective:
T. Rowe Price International Stock Portfolio	seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies
*Not available for investment in Contracts issued on or after May 1, 2004.

The Funds, their managers, or affiliates thereof, may make payments to American National and/or its affiliates in connection with certain administrative, marketing and other services that we (and our affiliates) provide and the expenses that we incur. These payments may be derived, in whole or in part, from “Rule 12b-1” fees deducted from Fund assets and/or from the profits the investment advisor or sub-advisor receives from the advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.  The amount of these payments may be substantial, may vary between Funds and Portfolios, and generally are based on a percentage of the assets in the Funds that are attributable to the Contracts and other variable insurance products issued by American National.  American National may use these payments for any corporate purpose, including payment of expenses that American National and/or its affiliates incur in promoting, marketing, and administering the Contracts, and, in its role as an intermediary to the Funds.  American National and its affiliates may profit from these payments.

During 2011, we received the following amounts with respect to the following Funds:

Fund	Amount We Received
AIM Variable Insurance Funds	$73,248
(Invesco Variable Insurance Funds)
The Alger Fund	115,737
Fidelity Variable Insurance Products	585,368
Federated Insurance Series	79,102
MFS Variable Insurance Trust	15,053
T. Rowe Price	164,726
During 2012, we expect to receive the following percentages of the Accumulation Value under the Contracts that are invested in each Fund:

Fund	Percentage We Anticipate Receiving
AIM Variable Insurance Funds	.25%
(Invesco Variable Insurance Funds)
The Alger Fund	.25%
Fidelity Variable Insurance Products	.40%
Federated Insurance Series	.25%
MFS Variable Insurance Trust	.15%
T. Rowe Price Funds	.15%
The Portfolios are sold only to Separate Accounts of insurance companies offering Variable Annuity and variable life insurance Contracts and, in some cases, to certain qualified pension and retirement plans. The Portfolios are not sold to the general public and should not be mistaken for other Portfolios offered by the same sponsor or that have similar names.

Voting Rights

Since we are the legal holder of the Portfolio shares in the Separate Account, we have the right to vote such shares at shareholders’ meetings. To the extent required by law, we will vote in accordance with instructions from Contract Owners. The number of votes for which a Contract Owner has the right to provide instructions will be determined as of the record date selected by the Fund. We will furnish you proper forms, materials, and reports to enable you to give us instructions if you choose.

80

The number of shares of a Portfolio for which you can give instructions is determined by dividing the Accumulation Value held in the corresponding Subaccount by the net asset value of one (1) share in such Portfolio. Fractional shares will be counted. Shares of a Portfolio held in a Subaccount for which you have not given timely instructions and other shares held in a Subaccount will be voted by us in the same proportion as those shares in that Subaccount for which timely instructions are received. Voting instructions to abstain will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the Portfolios in our own right.

Changes in Investment Options

We may establish additional Subaccounts, which would invest in additional Portfolios chosen by us. We may also, from time to time, discontinue the availability of existing Subaccounts. If we do, we may, by appropriate endorsement, make such changes to the Contract as we believe are necessary or appropriate. In addition, if a Subaccount is discontinued, we may redeem shares in the corresponding Portfolio and substitute shares of another Portfolio. We will not do so, or make other changes without prior notice to you and without complying with other applicable laws. Such laws may require approval by the SEC and the Texas Department of Insurance.

If we deem it to be in your best interest, and subject to any required approvals, we may combine the Separate Account with another of our Separate Accounts.

Fixed Account

Before the Annuity Date, you can allocate all or a portion of your Purchase Payments to the Fixed Account. In addition, if you participate in our Fixed Account dollar cost averaging program, you may designate amounts to be held in dollar cost averaging Fixed Account options. Subject to certain limitations, you can also transfer Accumulation Value from the Subaccounts to the Fixed Account. Transfers from the Fixed Account and from either of the dollar cost averaging Fixed Account options to the Subaccounts are restricted. (See the “Transfers” and the “Special Programs” provisions in the “Contract” section of this Prospectus.)

Purchase Payments allocated to and transfers from a Subaccount to the Fixed Account are placed in our General Account. Purchase Payments allocated to one of the dollar cost averaging Fixed Account options are placed in our General Account. We have sole discretion regarding the investment of and bear the investment risk with respect to the assets in our General Account. You bear the risk that the Fixed Account declared rate would fall to a lower rate after the expiration of a declared rate period. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the “33 Act”) and the General Account has not been registered as an investment company under the Investment Company Act of 1940 (the “40 Act”). Accordingly, neither the General Account nor any interest therein is generally subject to the provisions of the 33 Act or the 40 Act. We understand that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account or any of the dollar cost averaging Fixed Account options portion of the Contract. However, disclosures regarding the Fixed Account or any of the dollar cost averaging Fixed Account options portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

81

FEDERAL TAX MATTERS

The Following Discussion Is General and Is Not Tax Advice

Introduction

The following summary describes some of the federal income tax rules that apply to a Contract. This summary is not complete and does not cover all tax situations. Special tax rules, not discussed here, may apply to certain individuals. This discussion is not tax advice. You should consult a competent tax adviser for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not know if these laws will change or how the Internal Revenue Service (the “IRS”) will interpret them. Moreover, the discussion below does not consider any applicable state or other tax laws. We have included additional discussion regarding taxes in the Statement of Additional Information.

Tax Status of the Contracts

The following discussion assumes that the Contract will qualify as an annuity Contract for federal income tax purposes. The Statement of Additional Information explains the requirements for qualifying as an annuity Contract.

Taxation of Annuities in General

If you are a natural person, you generally will not be taxed on increases in the Accumulation Value until you receive payments under the Contract. Any distribution of payments, including a full or partial surrender of a Contract, may subject you to income tax. If you assign or pledge (or agree to assign or pledge) any portion of a Contract’s Accumulation Value, this generally will be considered a distribution of payments to you and may be taxable.

Corporations, partnerships, trusts, and other entities that own a Contract generally must include in income increases in the excess of the Accumulation Value over the investment in the Contract. There are some exceptions to this rule and such a prospective Contract Owner should discuss these with a tax adviser.

The “investment in the contract” generally equals the amount, if any, of Purchase Payments paid with after-tax dollars (that is, Purchase Payments that were not excluded from the individual’s gross income) less any amounts withdrawn that were not taxable.

The following discussion applies to Contracts owned by natural persons.

Withdrawals

If you make a partial surrender from a Non-Qualified Contract (including Systematic Withdrawals), the amount received will be taxed as ordinary income, up to an amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the investment in the Contract at that time. In the case of a full surrender under a Non-Qualified Contract, the amount received generally will be taxable as ordinary income to the extent it exceeds the investment in the Contract.

Penalty Tax

For all distributions from Non-Qualified Contracts, there is a federal tax penalty equal to 10% of the amount treated as taxable income. However, in general, there is no penalty tax on distributions:

•	made after the taxpayer reaches age 59 1/2;

•	made because of the death of the Contract Owner;

•	attributable to the taxpayer becoming disabled; or

•	made as part of a series of substantially equal periodic payments for the life, or life expectancy, of the taxpayer.

There are other exceptions and special rules may apply to the exceptions listed above. You should consult a tax adviser with regard to exceptions from the penalty tax.

82

Annuity Payments

Although the tax consequences may vary depending on the annuity payment method elected under the Contract, generally only the portion of the annuity payment that represents the amount by which the Accumulation Value exceeds the investment in the Contract will be taxed.

•
For Variable Annuity payments, in general the taxable portion of each annuity payment is determined by a formula which establishes a specific non-taxable dollar amount of each annuity payment. This dollar amount is determined by dividing the investment in the Contract by the total number of expected annuity payments.

•
For fixed annuity payments, in general there is no tax on the portion of each annuity payment which reflects the ratio that the investment in the Contract bears to the total expected value of annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable.

In all cases, after the investment in the Contract is recovered, the full amount of any additional annuity payments is taxable.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are taxable to the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or

•	if distributed under an annuity option, they are taxed in the same way as annuity payments, as described above.

Transfers or Assignments of a Contract

A transfer or assignment of a Contract, the designation of certain Annuitants, or the selection of certain Annuity Dates may result in tax consequences that are not discussed herein. You should consult a tax advisor as to the tax consequences of any such transaction.

Required Distributions

In order to be treated as an annuity Contract for federal income tax purposes, the Code requires any Non-Qualified annuity Contract to contain certain provisions concerning how an interest in the Contract is distributed on the Owner’s death. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We may modify the Contracts if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Withholding

Annuity distributions generally are subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions. Withholding is mandatory for certain Qualified Contracts.

Multiple Contracts

All Non-Qualified, deferred annuity Contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one (1) annuity Contract for purposes of determining the amount includible in income when a taxable distribution occurs. In addition, there may be other situations in which the U.S. Treasury Department may conclude that it would be appropriate to aggregate two (2) or more annuity Contracts purchased by the same Owner (it has authority to issue regulations on aggregating multiple Contracts). Accordingly, you should consult a tax advisor before purchasing more than one (1) annuity Contract.

83

Exchanges

Section 1035 of the Internal Revenue Code (the “Code”) provides generally for tax-free exchanges of one (1) annuity Contract for another. A number of special rules and procedures apply to section 1035 exchanges. Anyone wishing to take advantage of section 1035 should consult a tax advisor.

Taxation of Qualified Contracts

The Qualified Contracts are designed for retirement plans that qualify for special income tax treatment under Sections 401(a), 403(b), 408, or 457 of the Code. Certain requirements apply to the purchase of a Qualified Contract and to distributions therefrom in order for you to receive favorable tax treatment. The following discussion assumes that Qualified Contracts qualify for the intended special federal income tax treatment.

The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. In general, adverse tax consequences may result from:

•	contributions made in excess of specified limits;
•	distributions received prior to age 591/2 (subject to certain exceptions);
•	distributions that do not conform to specified commencement and minimum distribution rules;
•	aggregate distributions in excess of a specified annual amount; and
•	contributions or distributions made in other circumstances.
The terms and conditions of the retirement plans may limit the rights otherwise available to you under a Qualified Contract. You are responsible for determining that contributions, distributions, and other transactions with respect to a Qualified Contract comply with applicable law. If you are considering purchasing an annuity Contract for use with any qualified retirement plan, you should get legal and tax advice.

Distributions from Qualified Contracts

Annuity payments from Qualified Contracts are generally taxed in the same manner as under a Non-Qualified Contract. When a withdrawal from a Qualified Contract occurs, all or some of the amount received is taxable. For Qualified Contracts, the investment in the Contract can be zero; in that case, the full amount of all distributions would be taxable. Distributions from certain qualified plans are generally subject to mandatory withholding.

For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must begin by the later of April 1 of the calendar year following the calendar year in which the Contract Owner (or plan participant): (a) reaches age 701/2; or (b) retires. Distributions must be made in a specified form and manner. If the participant is a “five percent (5%) owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner (or plan participant) reaches age 701/2. For Individual Retirement Annuities (IRAs) described in Section 408 of the Code, distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner (or plan participant) reaches age 70 1/2.

❒
Corporate and Self-Employed Pension and Profit Sharing Plans - Section 401(a) of the Code permits employers to establish retirement plans for employees and permits self-employed individuals to establish retirement plans for themselves and their employees. Adverse tax or other legal consequences to the plan, to the Plan Participant, or to both may result if this Contract is purchased by a 401(a) plan and later assigned or transferred to any individual. Employers intending to use the Contract with such plans should consult a tax advisor.

❒
 Tax Sheltered Annuities - Under Code Section 403(b), public school systems and certain tax-exempt organizations may purchase annuity Contracts for their employees. Generally, payments to Section 403(b) annuity Contracts will be excluded from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. Under Section 403(b) annuity Contracts, the following amounts may only be distributed upon death of the employee, attainment of age 59½, and separation from service, disability, or financial hardship:

84

(a)	salary reduction contributions made in years beginning after December 31, 1988;

(b)	earnings on those contributions; and

(c)	earnings in such years on amounts held as of the last year beginning before January 1, 1989.

In addition, income attributable to elective contributions may not be distributed in the case of hardship.

❒
 Individual Retirement Annuities - Section 408 of the Code permits certain eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA.” Section 408 of the Code limits the amount, which may be contributed to an IRA each year to the lesser of a specified dollar amount for the year or 100% of the Contract Owner’s adjusted gross income. These contributions may be deductible in whole or in part depending on the individual’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are “rolled over” on a tax-deferred basis into an IRA. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.

❒
 Roth IRAs - Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (i) before age 59½ (subject to certain exceptions) or (ii) during the five (5) taxable years starting with the year in which the first contribution is made to the Roth IRA.

❒
 Deferred Compensation Plans - Section 457 of the Code provides for certain deferred compensation plans available with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. These plans are subject to various restrictions on contributions and distributions. Under non-governmental plans, all amounts are subject to the claims of general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, distributions from a deferred compensation plan are prohibited unless made agter the plan participant attains age 70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency.  Distributions under these plans are taxable as ordinary income in the year paid or made available.  Adverse tax consequences may result from certain distributions that do not conform to applicable commencement and minimum distribution rules.

Possible Changes in Taxation

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or other means (such as U.S. Treasury Department regulations, Internal Revenue Service revenue rulings, and judicial decisions). It is possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser regarding such developments and their effect on the Contract.

85

Other Tax Issues

Qualified Plans have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

“Eligible rollover distributions” from section 401(a), 403(b), and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.

Other distributions from Qualified Plans generally are subject to withholding for the Plan Participant’s federal income tax liability. The withholding rate varies according to the type of distribution and the Participant’s tax status. The Participant will be provided the opportunity to elect not to have tax withheld from distributions.

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity Contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity Contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity Contract is transferred to, or a death benefit is paid to, an individual two (2) or more generations younger than the Participant. Regulations issued under the Code may require us to deduct the tax from the Contract, or from any applicable payment, and pay it directly to the IRS.

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity Contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity Contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity Contract purchase.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment of the group unallocated Contract. We make no guarantee regarding the tax status of the Contract and do not intend the above discussion as tax advice.

86

INVESTMENT PERFORMANCE

Investment Performance information for the Subaccounts may appear in reports and advertising to current and prospective Contract Owners. The performance information is based on historical investment experience of the Subaccounts and the Portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Portfolio share prices, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contract Owner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Subaccount’s returns, you should recognize that they are not the same as actual year-by-year results.

Some Subaccounts may also advertise yield. These measures reflect the income generated by an investment in the Subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load or Enhanced Death Benefit rider costs.

The Subaccount investing in the Fidelity VIP Money Market Portfolio may advertise its current and effective yield. Current yield reflects the income generated by an investment in the Subaccount over a seven (7) day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.

DISTRIBUTION OF THE CONTRACT

Principal Underwriter

Securities Management and Research, Inc. (“SM&R”), 701 Tama Street, Building B, P. O. Box 868, Marion, Iowa 52302-0868, is the distributor and principal underwriter of the Contract. SM&R was organized under the laws of the State of Florida in 1964; is registered with the SEC under the Securities Exchange Act of 1934 (“1934 Act”) as a broker/dealer; and is a member of the Financial Industry Regulatory Authority (“FINRA”). More information about SM&R and its registered persons is available through FINRA BrokerCheck at http://www.finra.org or by calling 1-800-289-9999. Registered representatives with SM&R are also licensed as insurance producers (“agents”) in the states in which they do business and are appointed by us.

Sales of the Contracts

SM&R offers the Contracts through: (i) selling agreements with other broker/dealers registered under the 1934 Act to sell the Contracts (“selling brokers”); and (ii) its own registered representatives who are registered with the FINRA and with the states in which they do business. The selling brokers also sell the Contracts through registered representatives.  Their registered representatives are also licensed as insurance producers (“agents”) in the states in which they do business and are appointed by us.

We pay commissions associated with the promotion and sale of the Contracts to SM&R and to the other selling brokers.  The amount of the commission varies but is not expected to exceed approximately 7.0% of your aggregated purchase payments. We pay commissions either as a percentage of first year Purchase Payments or as a combination of a percentage of first year Purchase Payments and percentage of Accumulation Value in subsequent years. We may also pay other marketing related expenses associated with the promotion and sale of the Contracts.

87

The amount of commissions we pay may vary based on the options that are available under a Contract and on the optional benefits a Contract Owner elects when he or she purchases the Contract. We may offer a range of initial commission and persistency trail commission options (which may take into account, among other things, the length of time Purchase Payments have been held under the Contract, Accumulation Values and elected features and benefits).

When a Contract is sold through SM&R or a selling broker, we pay the entire sales commission directly to SM&R or the selling broker; SM&R or the selling broker may retain a portion of the commission before it pays a commission or other compensation to the registered representative who sold the Contract.

Since registered representatives of SM&R are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes and awards.

In addition to such commissions, we may pay dining or entertainment expenses for the selling brokers or their representatives. The selling brokers may from time to time invite us to participate in conferences sponsored by the selling broker. The selling broker typically requests that we pay a fee ranging from a nominal amount to $100,000 for our participation, but the amount actually paid is usually negotiated. In calendar year 2010, the actual fees paid ranged from $500 to $60,000, depending upon our level of participation in the conference. Finally, we may pay a selling broker an additional sales incentive contingent upon a specified level of qualifying premium of variable life insurance sales. Currently, we do not have selling brokers qualifying for such contingent incentives.

We intend to recover commissions, marketing, administrative and other expenses and costs of Contract benefits through fees and charges imposed under the Contracts. Commissions paid on the Contracts, including other sale incentives and marketing payments, are not charged directly to you or to your Accumulation Value but are taken into account when setting the levels of fees and charges that you do pay.
LEGAL PROCEEDINGS

The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the Separate Account or on our ability to meet our obligations under the Contracts.

88

FINANCIAL STATEMENTS

“The consolidated financial statements for the Company and its subsidiaries and the financial statements for the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-306-2959 or send a written request to:

American National Insurance Company Processing Center
Variable Contracts Department
P.O. Box 696893
San Antonio, Texas 78269

89

STATEMENT OF ADDITIONAL INFORMATION

A Registration Statement describing the Contract has been filed with the Securities and Exchange Commission, under the Securities Act of 1933. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information concerning us, the Separate Account and the Contract offered. Statements contained in this Prospectus as to the terms of the Contract and other legal instruments are summaries. For the complete text of those Contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC’s website at http://www.sec.gov. The table of contents for the Statement of Additional Information follows:

90

TABLE OF CONTENTS

Page
The Contract ...	3
Computation of Variable Annuity Payments...	3
Annuity Unit Value ...	3
Summary ...	4
Exceptions to Charges ...	4
Assignment ...	5
Minimum Distributions Program ...	5
Distribution of the Contract ...	5
Tax Matters ...	6
Records and Reports ...	7
Performance ...	7
Yields...	8
State Law Differences ...	9
Separate Account ...	9
Termination of Participating Agreements ...	10
Legal Matters ...	14
Experts ...	14
Financial Statements ...	14

A Statement of Additional Information containing more detailed information about the Contract and the Separate Account is available free by writing us at the address below or by calling 1-800-306-2959.

“American National Insurance Company Processing Center
Variable Contracts Department
P.O. Box 696893
San Antonio, Texas 78269”

91

Form 4879	Rev 5-12

PART B
STATEMENT OF ADDITIONAL INFORMATION
FOR THE
WEALTHQUEST III VARIABLE ANNUITY
ISSUED BY
AMERICAN NATIONAL INSURANCE COMPANY
ONE MOODY PLAZA, GALVESTON, TEXAS 77550-7947
1-800-306-2959
RELATING TO THE PROSPECTUS DATED MAY 1, 2012

Registrant

American National Variable Annuity Separate Account
One Moody Plaza
Galveston, Texas 77550-7947

Depositor

American National Insurance Company
One Moody Plaza
Galveston, Texas 77550-7947

Principal Underwriter

Securities Management & Research, Inc.
701 Tama Street, Building B
P. O. Box 868
Marion, Iowa  52302-0868

Independent Registered Public Accounting Firm

KPMG LLP
811 Main Street, Suite 4500
Houston, Texas 77002

This Statement of Additional Information dated May 1, 2012 expands upon subjects discussed in the prospectus for the Contract. You may obtain a copy of the prospectus dated May 1, 2012 by calling 1-800-306-2959, or writing to American National Insurance Company Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269. Terms used in the prospectus for the Contract are incorporated in this Statement. All terms not specifically defined in this Statement shall have the meaning set forth in the prospectus.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the Contract (“the Contract”).

Form 4879-SAI	Rev. 5-12

TABLE OF CONTENTS

Page
The Contract...	3
Computation Of Variable Annuity Payments...	3
Annuity Unit Value...	3
Summary...	4
Exceptions To Charges...	4
Assignment...	5
Minimum Distributions Program...	5
Distribution Of The Contract...	5
Tax Matters...	6
Records And Reports...	7
Performance...	7
Yields...	8
State Law Differences...	8
Separate Account...	9
Termination Of Participating Agreements...	9
Legal Matters...	13
Experts...	13
Financial Statements...	13

THE CONTRACT

The following information provides additional information about the Contract, supplements the description in the prospectus, and may be of interest to some Contract Owners.

COMPUTATION OF VARIABLE ANNUITY PAYMENTS

The amount of the first variable annuity payment to the Annuitant will depend on the following: the amount of Accumulation Value applied to effect the variable annuity as of the tenth day immediately preceding the date annuity payments commence; the amount of any premium tax owed (if applicable); the annuity option selected; and the age of the Annuitant. The Contract contains tables indicating the dollar amount of the first annuity payment under annuity options 1, 2, 4, and 5 for each $1,000 of Accumulation Value at various ages. These tables are based upon the Annuity 2000 Mortality Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate (“AIR”) of 2.5% per annum.

In any subsequent month, the dollar amount of the variable annuity payment is determined by multiplying the number of Annuity Units in the applicable Subaccount(s) by the value of such Annuity Unit on the tenth day preceding the due date of such payment. The Annuity Unit value will increase or decrease in proportion to the net investment return of the Subaccount(s) underlying the Variable Annuity since the date of the previous annuity payment, less an adjustment to neutralize the 2.5% or other AIR referred to above.

Therefore, the dollar amount of variable annuity payments after the first will vary depending on whether the net investment return is greater or less than the 2.5% (or other AIR) per annum. For example, assuming a 2.5% AIR, if Subaccounts underlying the Contract have a cumulative net investment return of 4% over a one (1) year period, the first annuity payment in the next year will be approximately 1.5 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Subaccount(s). If such net investment return is 1% over a one (1) year period, the first annuity payment in the next year will be approximately 1.5 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Subaccount(s).

ANNUITY UNIT VALUE

The value of an Annuity Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for shares of the corresponding Portfolio. The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit value and the amount of Variable Annuity payments.

Illustration: Calculation of Annuity Unit Value

Annuity of 120 monthly payments certain

1.	Annuity Unit value, beginning of period		$ .980000
2.	Net investment factor for period		1.001046
3.	Daily adjustment for 2.5% assumed investment rate
			.999932^30 = .99796
4.	(2) x (3)		.99900
5.	Annuity Unit value, end of period	(1) x (4)	$.97902

Illustration: Annuity Payments

Annuity of 120 monthly payments certain

1.	Number of Accumulation Units at Annuity Date	10,000.00
2.	Accumulation Unit value (10 days prior to date of first monthly payment)	$1.800000
3.	Accumulation Value of Contract (1) x (2)	$ 18,000.00
4.	First monthly annuity payment per $1,000 of net sum payable (assume equal to
	Accumulation Value)	$9.39
5.	First monthly annuity payment (3) x (4) / 1,000	$169.02
6.	Annuity Unit value (10 days prior to date of first monthly payment)	$.980000
7.	Number of Annuity Units (5) / (6)	172.469
8.	Assume Annuity Unit value for second month equal to	$.997000
9.	Second monthly annuity payment (7) x (8)	$171.95
10.	Assume Annuity Unit value for third month equal to	$.953000
11.	Third monthly annuity payment (7) x (10)	$164.36

SUMMARY

In conclusion, for a variable annuity the key element to pricing the annuity is unknown; there is no interest rate guarantee made and the payment amount will depend upon actual future results. The technique used to overcome this obstacle is the calculation of the premium for the annuity using an AIR. The initial Variable Annuity payment is based upon this premium; subsequent payments will increase or decrease depending upon the relationship between the AIR and the actual investment performance of Subaccounts to be passed on to the annuitant. Suppose the underlying Portfolio showed a monthly return of 1% after the first month, the payee’s second monthly payment would be (assuming thirty (30) days between payments and an initial annuity payment of $100):

$100 x [1.01/(1.025)30/365] = $100.80

The AIR methodology means that at each payment date the value in an annuity is updated to reflect actual investment results to date, but continued assumption of the AIR for the remainder of the Annuity Period.

EXCEPTIONS TO CHARGES

The surrender charges, mortality and expense risk fees and administrative charges may be reduced for, or additional amounts credited on, sales of Contracts to a trustee, employer, or similar entity representing a group where American National Insurance Company (“American National”) determines that such sales result in savings of sales or administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of SM&R and American National may be permitted to purchase Contracts with substantial reduction of the surrender charges, mortality and expense risk fees, or administrative charges.

The Contract may be sold directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of American National and its affiliated companies, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contracts, and spouses and immediate family members of the foregoing. If sold under these circumstances, a Contract may be credited with in part or in whole any cost savings resulting from the Contract being sold directly, rather than through an agent with an associated commission, but only if such credit will not be unfairly discriminatory to any person.

ASSIGNMENT

The Contract may be assigned by the Contract Owner except when issued to plans or trusts qualified under Section 403(b) or 408 of the Internal Revenue Code (“The Code”). 401(k) Contracts are also not assignable.

MINIMUM DISTRIBUTIONS PROGRAM

Under the Systematic Withdrawal Program, the Contract Owner can elect to participate in the “Minimum Distributions Program” by instructing American National to calculate and make minimum distributions that may be required if the Contract is used with a tax qualified plan. There is no charge to participate in the Minimum Distribution Program. American National calculates the minimum distribution assuming the minimum distribution amount is based solely on the value of the Contract Owner’s Contract. However, the required minimum distribution amounts applicable to the Contract Owner’s particular situation may depend on other annuities, savings, or investments of which American National is not aware, so that the required amount may be greater than the minimum distribution amount American National calculates based on the Contract Owner’s Contract. The Minimum Distributions Program is subject to all the rules applicable to the Systematic Withdrawal Program. In addition, certain rules apply only to the Minimum Distributions Program. These rules are described below.

In order to participate in the Minimum Distributions Program, the Contract Owner must notify American National of such election in writing in the calendar year in which the Contract Owner attains age 70½. If the Contract Owner is taking payments under the Systematic Withdrawal Program when the Minimum Distributions Program is elected, the existing Systematic Withdrawal Program will be discontinued.

American National will determine the amount that is required to be distributed from a Contract each year based on the information provided by the Contract Owner and elections made by the Contract Owner. The Contract Owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis, or on a joint life basis. American National calculates a required distribution amount each year based on the Internal Revenue Code’s minimum distribution rules.

The Minimum Distributions Program is based on American National’s understanding of the present federal income tax laws, as the Internal Revenue Service (“IRS”) currently interprets them. Numerous special tax rules apply to Contract owners whose Contracts are used with qualified plans. Contract Owners should consult a tax advisor before electing to participate in the Minimum Distributions Programs.

DISTRIBUTION OF THE CONTRACT

The Contracts are offered to the public through broker/dealers licensed under federal securities laws and, as necessary, state insurance laws. The offering of the Contracts is continuous and we do not anticipate discontinuing the offering of the Contracts, however, we reserve the right to do so.

Pursuant to a Distribution and Selling Agreement (the “Distribution Agreement”) with Securities Management & Research, Inc. ("SM&R"), SM&R acts as the principal underwriter on behalf of American National for distribution of the Contracts. SM&R’s home office is located at 701 Tama Street, Building B, P. O. Box 868, Marion, Iowa  52302-0868. SM&R offers the Contracts through: (i) selling agreements with other broker/dealers (“selling brokers”) registered under the Securities Exchange Act of 1934 (the “34 Act”) to sell the Contracts; and (ii) its own registered representatives. The selling brokers also sell the Contracts through registered representatives. The registered representatives are registered with the Financial Industry Regulatory Authority (“FINRA”) and with the states in which they do business. Those registered representatives are also licensed as insurance producers in the states in which they do business and are appointed by us.

In connection with the sales activities of their registered representatives, SM&R is responsible for:

•	compliance with the requirements of any applicable state broker-dealer regulations and the 34 Act;
•	keeping correct records and books of account in accordance with Rules 17a-3 and 17a-4 of the 34 Act;
•	training the registered representatives for the sale of Contracts; and
•	forwarding all Purchase Payments for sales of the Contracts by those registered representatives directly to American National.
SM&R is not entitled to any remuneration for its services as principal underwriter.  Commissions are paid to SM&R and to the selling brokers under their respective agreements with SM&R. SM&R passes through commissions it receives to the selling broker for their respective sales.

We paid aggregate commissions of $2,790,344, $2,476,510 and $2,907,757 in 2011, 2010 and 2009, respectively, to the registered representatives of SM&R for the sale of variable life policies and variable annuity contracts by its registered representatives and the selling brokers. SM&R did not retain any of these commissions.

TAX MATTERS

Diversification Requirements. The Code requires that the investments underlying the Separate Account be “adequately diversified” in order for the Contracts to be treated as annuities for federal income tax purposes. We intend that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

In certain circumstances, the Contract Owners of variable annuity Contracts may be considered for federal income tax purposes to be the owners of the assets of the Separate Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners would be currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a Contract Owner to allocate Purchase Payments and transfer Accumulation Value, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contract Owners investment control over the Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting a Contract.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, each non-qualified deferred annuity Contract must provide that:

(i) if a Contract Owner dies on or after the Annuity Date but before the entire interest in the Contract has been distributed, the remaining interest in the Contract will be distributed at least as rapidly as under the distribution method that was used immediately before the Contract Owner died; and

(ii) if a Contract Owner dies before the Annuity Date, the entire interest in the Contract will be distributed within five (5) years after the Contract Owner dies.

These requirements are considered satisfied as to any portion of the Contract Owner’s interest that is (i) payable as annuity payments which begin within one (1) year of the Contract Owner’s death, and (ii) which are made over the life of the Beneficiary or over a period not extending beyond the Beneficiary’s life expectancy.

If the Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner and no distribution is required.

Other rules may apply to Qualified Contracts.

RECORDS AND REPORTS

Reports concerning each Contract will be sent annually to each Contract Owner. Contract Owners will additionally receive annual and semiannual reports concerning the underlying funds and annual reports concerning the Separate Account. Contract Owners will also receive confirmations of receipt of Purchase Payments, changes in allocation of Purchase Payments and transfer of Accumulation Units.

PERFORMANCE

Performance information for any Subaccount may be compared, in reports and advertising to:

•	the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”),

•	Dow Jones Industrial Average (“DJIA”),

•	Donoghue’s Money Market Institutional Averages;

•
other variable annuity Separate Accounts or other investment products tracked by Lipper Analytical Services, Lehman-Brothers, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets, and

•	the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Contact.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including:

•
the ranking of any Subaccount derived from rankings of variable annuity Separate Accounts or other investment products tracked by Lipper Analytical Series or by rating services, companies, publications or other persons who rank Separate Accounts or other investment products on overall performance or other criteria, and

•
the effect of tax deferred compounding on a Subaccount’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Total Return (Standardized Performance)

Each Subaccount may state its total return or yield in sales literature and advertisements. Any statements of total return, yield, or other performance data of a Subaccount, other than yield quotations, will be accompanied by information on that Subaccount’s standardized total return for the most recent one (1), five (5), and ten (10) year periods or, if less, the period from the Subaccount’s inception of operation.

Total return quoted in advertising reflects all aspects of a Subaccount’s return, including the automatic reinvestment by the Separate Account of all distributions and any change in the Subaccount’s value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Subaccount over a stated period, and then calculating the annually-compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten (10) years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten (10) years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the Subaccount’s performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a Subaccount.

Average annual total returns are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula prescribed by the Securities and Exchange Commission (“SEC”):

P(1+T)n = ERV

where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. Since the Contract is intended as a long-term product, the average annual total returns assume that no money was withdrawn from the Contract prior to the end of the period.  Non-standardized total return is computed in a similar manner, except that different time periods and hypothetical initial payments may be used, and certain charges may not be reflected.

In addition to average annual returns, the Subaccounts may advertise un-averaged or cumulative total returns reflecting the simple change in value of an investment over a stated period.

From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations. Such performance information for the Subaccounts will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

Total Return (Non-standard Performance)

From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the Surrender Charge. These are calculated in exactly the same way as the average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered. Sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations, calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect except for the Surrender Charge.

YIELDS

Some Subaccounts may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Subaccount over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields do not reflect the impact of any contingent deferred sales load. Yields quoted in advertising may be based on historical 7-day periods. Current yield of a money market Subaccount will reflect the income generated over a 7-day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical account having one (1) Accumulation Unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure will be carried to the nearest hundredth of a percent. Effective yield for a money market Subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7-day rate. Effective yield is obtained by taking the base period returns as computed above and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one (1) from the result, according to the formula prescribed by the SEC:

Effective Yield = [(Base Period Return +1)365/7] - 1

Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield.

A 30-day yield for bond Subaccounts will reflect the income generated by a Subaccount over a 30-day period. Yield will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Accumulation Unit on the last day of the period, according to the following formula prescribed by the SEC:

Yield = 2[([a – b]/cd + 1)6 - 1]

where a = net investment income earned by the applicable Portfolio, b = expenses for the period including expenses charged to the Contract Owner accounts, c = the average daily number of Accumulation Units outstanding during the period, and d = the maximum offering price per Accumulation Unit on the last day of the period.

STATE LAW DIFFERENCES

Differences in state laws may require American National to offer a Contract in one or more states which is more favorable to a Contract Owner than that offered in other states.

SEPARATE ACCOUNT

The Separate Account will purchase and redeem shares of the Portfolios at net asset value. The net asset value of a share is equal to the total assets of the Portfolio less the total liabilities of the Portfolio divided by the number of shares outstanding.

American National will redeem shares in the Portfolios as needed to:

•	collect charges;

•	pay surrenders;

•	provide benefits; or

•	transfer assets from one Subaccount to another, or to the Fixed Account.

Any dividend or capital gain distribution received from a Portfolio will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

The Separate Account may include Subaccounts that are not available under the Contract. American National may from time to time discontinue the availability of some of the Subaccounts. If the availability of a Subaccount is discontinued, American National may redeem any shares in the corresponding Portfolio and substitute shares of another Portfolio of a registered open-end management company.

American National may also establish additional Subaccounts. Each new Subaccount would correspond to a Portfolio of a registered, open-end management company. American National would establish the terms upon which existing Contract Owners could purchase units of a new Subaccount.

If any of these substitutions or changes are made, American National may change the Contract by sending an endorsement. American National may:

•	operate the Separate Account as a management company,

•	de-register the Separate Account if registration is no longer required,

•	combine the Separate Account with other Separate Accounts,

•	restrict or eliminate any voting rights associated with the Separate Account, or

•	transfer the assets of the Separate Account relating to the Contracts to another Separate Account.

American National would, of course, not make any changes to the menu of Portfolios or to the Separate Account without complying with applicable laws and regulations. Such laws and regulations may require notice to and approval from the Contract Owners, the SEC, and state insurance regulatory authorities.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the funds sell their shares to the Separate Account contain varying provisions regarding termination. The following generally summarizes those provisions.

Fidelity Variable Insurance Products – Service class 2

All participation agreements for the Fidelity Funds provide for termination:

•	upon sixty (60) days advance written notice by any party;

•
by American National, with respect to any Fidelity Portfolio if American National determines that shares of such Fidelity Portfolio are not reasonably available to meet the requirements of the Contracts;

•
by American National, with respect to any Fidelity Portfolio if any of the shares of such Fidelity Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts;

•
by American National, with respect to any Fidelity Portfolio if such Fidelity Portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably believes the Fidelity Funds may fail to so qualify;

•	by American National, with respect to any Fidelity Portfolio if such Fidelity Portfolio fails to meet the diversification requirements specified in the Fidelity participation agreement;

•
by the Fidelity Funds, or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•
by American National, upon a determination by American National that either the Fidelity Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•
by the Fidelity Funds, or the underwriter, forty-five (45) days after American National gives the Fidelity Funds and the underwriter written notice of American National’s intention to make another investment company available as a funding vehicle for the Contracts, if at the time such notice was given, no other notice of termination of the Fidelity participation agreement was then outstanding; or

•
upon a determination that a material irreconcilable conflict exists between the interests of the Contract Owners and other investors in the Fidelity Funds or between American National’s interests in the Fidelity Funds and the interests of other insurance companies invested in the Fidelity Funds.

T. Rowe Price

This participation agreement provides for termination:

•	upon six (6) months advance written notice by any party;

•
by American National, with respect to any T. Rowe Price Portfolio, if American National determines that shares of such T. Rowe Price Portfolio are not reasonably available to meet the requirements of the Contracts;

•
by American National, with respect to any T. Rowe Price Portfolio, if any of the shares of such T. Rowe Price Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts;

•
by the T. Rowe Price Funds or the underwriter, upon the institution of formal proceedings against American National by the SEC, FINRA, or any other regulatory body regarding American National’s duties under the T. Rowe Price participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of T. Rowe Price Funds shares, if the T. Rowe Price Funds or the underwriter determines that such proceedings will have a material adverse effect on American National’s ability to perform under the T. Rowe Price participation agreement;

•
by American National, upon the institution of formal proceedings against the T. Rowe Price Funds or the underwriter by the SEC, FINRA, or any other regulatory body, if American National determines that such proceedings will have a material adverse effect upon the ability of the T. Rowe Price Funds or the underwriter to perform its obligations under the T. Rowe Price participation agreement;

•
by American National, with respect to any T. Rowe Price Portfolio, if such T. Rowe Price Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably believes the T. Rowe Price Funds may fail to so qualify;

•
by American National, with respect to any T. Rowe Price Portfolio, if such T. Rowe Price Portfolio fails to meet the diversification requirements specified in the T. Rowe Price participation agreement, or American National reasonably believes the T. Rowe Price Portfolio may fail to so comply;

•
by the T. Rowe Price Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•
by American National, upon a determination by American National, that either the T. Rowe Price Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•
by the T. Rowe Price Funds or the underwriter sixty (60) days after American National gives the T. Rowe Price Funds and the underwriter written notice of American National’s intention to make another investment company available as a funding vehicle for the Contracts, if, at the time such notice was given, no other notice of termination of the T. Rowe Price participation agreement was then outstanding; or

•
upon a determination that a material irreconcilable conflict exists between the Contract Owners and other investors in the T. Rowe Price Funds or between American National’s interests in the T. Rowe Price Funds and interests of other insurance companies invested in the T. Rowe Price Funds.

Federated Fund Insurance Series

This participation agreement provides for termination:

•	upon one-hundred-eighty days advance written notice by any party;

•	at American National’s option, if American National determines that shares of the Federated Portfolios are not reasonably available to meet the requirements of the Contracts;

•
at the option of the Federated Fund, or the underwriter, upon the institution of formal proceedings against American National by the SEC, FINRA, or any other regulatory body regarding American National’s duties under the Federated participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of Federated Fund shares;

•	at American National’s option, upon the institution of formal proceedings against the Federated Fund or the underwriter by the SEC, FINRA, or any other regulatory body;

•	upon a requisite vote of the Contract Owners to substitute shares of another fund for shares of the Federated Fund;

•
if any of the shares of a Federated Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts;

•
upon a determination by the Federated Fund that an irreconcilable conflict exists between the Contract Owners and other investors in the Federated Fund or between American National’s interests in the Federated Fund and the interests of other insurance companies invested in the Federated Fund;

•	at American National’s option if the Federated Fund or a Federated Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code; or

•	at American National’s option if the Federated Fund or a Federated Portfolio fails to meet the diversification requirements specified in the Federated participation agreement.

MFS Variable Insurance Trust

This participation agreement provides for termination:

•	upon six (6) months advance written notice by any party;

•
at American National’s option, to the extent the shares of any MFS Portfolio are not reasonably available to meet the requirements of the Contracts or are not “appropriate funding vehicles” for the Contracts, as determined by American National;

•
at the option of the MFS Fund, or the underwriter, upon the institution of formal proceedings against American National by the SEC, FINRA, or any other regulatory body regarding American National’s duties under the MFS participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of shares of the MFS Fund;

•
at American National’s option, upon the institution of formal proceedings against the MFS Fund by the SEC, FINRA, or any other regulatory body regarding the MFS Fund’s or the underwriter’s duties under the MFS participation agreement or related to the sale of shares of the MFS Fund;

•
at the option of any party, upon receipt of any necessary regulatory approvals or the vote of the Contract Owners to substitute shares of another fund for the shares of the MFS Fund, provided American National gives the MFS Fund and the underwriter thirty (30) days advance written notice of any proposed vote or other action taken to replace the shares of the MFS Fund;

•
by the MFS Fund or the underwriter, upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•
by American National upon a determination by American National that the MFS Fund or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•	at the option of any party, upon another party’s material breach of any provision of the MFS participation agreement; or

•	upon assignment of the MFS participation agreement, unless made with the written consent of the parties to the MFS participation agreement.

The Alger Portfolios Class I-2 Shares

This participation agreement provides for termination:

•	upon six (6) months advance written notice by any party;

•
at American National’s option to the extent the shares of any Alger Portfolios are not reasonably available to meet the requirements of the Contracts or are not “appropriate funding vehicles” for the Contracts, as determined by American National;

•
at the option of the Alger Portfolios, or the underwriter, upon the institution of formal proceedings against American National by the SEC, FINRA, or any other regulatory body regarding American National’s duties under the Alger Portfolios participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of shares of the Alger Portfolios;

•
at American National’s option, upon the institution of formal proceedings against the Alger Portfolios by the SEC, FINRA, or any other regulatory body regarding the Alger Portfolios or the underwriter’s duties under the Alger Portfolios participation agreement or related to the sale of shares of the Alger Portfolios;

•
at the option of any party, upon receipt of any necessary regulatory approvals or the vote of the Contract Owners to substitute shares of another fund for the shares of the Alger Portfolios, provided American National gives the Alger Portfolios and the underwriter thirty (30) days advance written notice of any proposed vote or other action taken to replace the shares of the Alger Portfolios;

•
by the Alger Portfolios, or the underwriter, upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•
by American National, upon a determination, by American National that the Alger Portfolios or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•	at the option of any party, upon another party’s material breach of any provision of the Alger Portfolios participation agreement; or

•	upon assignment of the Alger Portfolios participation agreement, unless made with the written consent of the parties to the Alger Portfolios participation agreement.

Invesco Variable Insurance Funds

The AIM Funds participation agreement generally provides for termination:

•	Upon six (6) months advance written notice by any party, with or without cause; or

•
Upon ninety days advance written notice to the other party upon the institution of formal proceedings by the FINRA, the SEC or any state insurance regulator or any other regulatory body if the notifying party reasonably determines that such proceedings would have a material likelihood of imposing material adverse consequences; or

•	Upon two (2)-business-days advance written notice for certain specified reasons (i.e. for cause).

LEGAL MATTERS

Greer, Herz and Adams, LLP, General Counsel has reviewed various matters of Texas law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Texas insurance law.

EXPERTS

The consolidated financial statements and supplementary schedules of American National Insurance Company and subsidiaries as of December 31, 2011 and 2010, and for each of the years in the three-year period ended December 31, 2011, and management's assessment of the effectiveness of internal control over financial reporting as of December 31, 2011; and the financial statements and financial highlights of the segregated subaccounts of American National Variable Annuity Separate Account as of December 31, 2011 and for each of the periods indicated herein, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of American National Insurance Company should be considered only as bearing on the ability of American National Insurance Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Report of Independent Registered Public Accounting Firm

The Board of Directors of American National Insurance Company and
Policy Owners of American National Variable Annuity Separate Account:

We have audited the accompanying statement of net assets of Alger Small Cap Growth Portfolio – Class I-2, Alger Large Cap Growth Portfolio – Class I-2, Alger Growth & Income Portfolio – Class I-2, Alger Balanced Portfolio – Class I-2, Alger Mid Cap Growth Portfolio – Class I-2, Alger Capital Appreciation Portfolio – Class I-2, Federated Managed Volatility Fund II (formerly, Federated Capital Income Fund II), Federated Fund for U.S. Government Securities II, Federated High Income Bond Fund II – Primary Shares, Federated Quality Bond Fund II – Primary Shares, Federated Kaufmann Fund II – Primary Shares, Federated Mid Cap Growth Strategies Fund II, Federated Equity Income Fund II, Fidelity Variable Insurance Products (VIP) Growth & Income Portfolio– Initial Class, Fidelity VIP Equity-Income Portfolio – Initial Class, Fidelity VIP Growth Portfolio – Initial Class, Fidelity VIP High Income Portfolio – Initial Class, Fidelity VIP Money Market Portfolio – Initial Class, Fidelity VIP Overseas Portfolio – Initial Class, Fidelity VIP Investment Grade Bond Portfolio – Initial Class, Fidelity VIP Asset Manager Portfolio – Initial Class, Fidelity VIP Index 500 Portfolio – Initial Class, Fidelity VIP Contrafund Portfolio – Initial Class, Fidelity VIP Asset Manager: Growth Portfolio – Initial Class, Fidelity VIP Balanced Portfolio – Initial Class, Fidelity VIP Growth Opportunities Portfolio – Initial Class, Fidelity VIP Mid Cap Portfolio – Initial Class, Fidelity VIP Growth Strategies Portfolio – Service Class 2, Fidelity VIP Asset Manager Portfolio – Service Class 2, Fidelity VIP Contrafund Portfolio – Service Class 2, Fidelity VIP Index 500 Portfolio – Service Class 2, Fidelity VIP Growth Opportunities Portfolio – Service Class 2, Fidelity VIP Mid Cap Portfolio – Service Class 2, Fidelity VIP Equity-Income Portfolio – Service Class 2, Fidelity VIP Investment Grade Bond Portfolio – Service Class 2, Fidelity VIP Growth & Income Portfolio – Service Class 2, Fidelity VIP Money Market Portfolio – Service Class 2, Fidelity VIP Value Portfolio – Service Class 2, Fidelity VIP Value Strategies Portfolio – Service Class 2, Fidelity VIP Value Leaders Portfolio – Service Class 2, Invesco Variable Insurance Funds (V.I.) Capital Development Fund – Series I, Invesco V.I. Dividend Growth Fund – Series I, Invesco V.I. Dynamics Fund – Series I, Invesco V.I. Global Healthcare Fund – Series I, Invesco V.I. Technology Fund – Series I, Invesco V.I. Global Real Estate Fund – Series I, Invesco V.I. Utilities Fund – Series I, Invesco V.I. Financial Services Fund – Series I, Invesco V.I. Small Cap Equity Fund – Series I, MFS Growth Series – Initial Class, MFS Core Equity Series – Initial Class, MFS Research Series – Initial Class, MFS Investors Trust Series – Initial Class, Van Eck Variable Insurance Products (VIP) Global Hard Assets Fund – Initial Class, Van Eck VIP Emerging Markets Fund – Initial Class, American National (AN) Growth, AN Equity Income, AN Balanced, AN Money Market, T. Rowe Price (TRP) Equity Income Portfolio – Equity Income Class, TRP International Stock Portfolio, TRP Limited-Term Bond Portfolio – Limited-Term Bond Class, TRP Mid-Cap Growth Portfolio – Mid-Cap Growth Class, Lazard (LAZ) Retirement U.S. Small-Mid Cap Equity Portfolio, and LAZ Retirement Emerging Markets Equity Portfolio segregated subaccounts of American National Variable Annuity Separate Account (the Account) as of December 31, 2011, and the related statement of Operations for the year, or lesser period, then ended and the related statements of changes in net assets for each of the years, or lesser periods, in the two-year period then ended and the financial highlights for each of the years, or lesser periods, in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights referred to above are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011 by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned segregated subaccounts of American National Variable Annuity Separate Account as of December 31, 2011 and the results of their operations for the year, or lesser period, then ended, changes in net assets for each of the years, or lesser periods, in the two-year period then ended, and their financial highlights for each of the years, or lesser period, in the five-year period then ended in conformity with U.S. generally accepted accounting principles.

/s/: KPMG LLP
Houston, Texas

April 27, 2012

American National Variable Annuity Separate Account
Statement of Net Assets
As of December 31, 2011
(Amounts in thousands except for unit and share information)

Assets	Shares	NAV	Investments at cost	Investments at net asset value	Unit value	Units outstanding
Wealthquest Variable Annuity II
Alger Balanced Portfolio - Class I-2	21,803	$11.30	$273	$246	$1.07	231,278
Alger Capital Appreciation Portfolio - Class I-2	1,139	51.95	53	59	0.89	66,762
Alger Growth & Income Portfolio - Class I-2	6,272	10.74	69	67	0.79	85,239
Alger Large Cap Growth Portfolio - Class I-2	3,416	43.12	119	147	0.79	187,096
Alger Mid Cap Growth Portfolio - Class I-2	31,325	11.66	501	365	0.99	369,416
Alger Small Cap Growth Portfolio - Class I-2	2,666	31.03	70	83	0.93	89,127
Federated Fund for U.S. Government Securities II	41,084	11.66	459	479	1.69	283,851
Federated High Income Bond Fund II - Primary Shares	51,808	6.76	334	350	1.76	198,862
Federated Kaufmann Fund II - Primary Shares	9,895	12.84	130	127	1.24	102,109
Federated Managed Volatility Fund II	8,879	9.22	75	82	1.11	73,574
Fidelity VIP Asset Manager Portfolio - Initial Class	16,302	13.80	232	225	1.48	152,038
Fidelity VIP Asset Manager: Growth Portfolio - Initial Class	16,202	13.35	204	216	1.25	173,003
Fidelity VIP Contrafund Portfolio - Initial Class	53,909	23.02	1,478	1,241	1.91	648,952
Fidelity VIP Growth Opportunities Portfolio - Initial Class	20,135	18.30	325	368	1.01	365,636
Fidelity VIP Index 500 Portfolio - Initial Class	9,134	129.33	1,195	1,181	1.36	870,670
Fidelity VIP Money Market Portfolio - Service Class 2	1,174,190	1.00	1,174	1,174	0.98	1,200,077
Lazard Retirement Emerging Markets Portfolio	8,132	18.71	153	152	3.04	49,981
Lazard Retirement Small/Mid Cap Portfolio	23,722	9.26	258	220	1.97	111,564
MFS Core Equity Series - Initial Class	10,479	15.33	138	161	1.27	126,031
MFS Growth Series - Initial Class	17,736	24.56	297	436	1.46	298,002
MFS Investors Trust Series - Initial Class	6,346	19.41	135	123	1.07	115,207
MFS Research Series - Initial Class	9,800	18.78	148	184	1.17	156,858
T. Rowe Price Equity Income Portfolio	34,619	19.42	737	672	1.60	419,809
T. Rowe Price International Stock Portfolio	17,891	11.88	241	213	1.22	174,826
T. Rowe Price Limited-Term Bond Portfolio	20,262	4.97	100	101	1.53	66,023
T. Rowe Price Mid-Cap Growth Portfolio	36,819	21.27	816	783	2.80	279,799
Van Eck VIP Emerging Markets Fund	20,748	10.40	209	216	2.25	95,764
Van Eck VIP Global Hard Assets Fund	2,501	30.75	81	77	3.21	23,995
Investrac Gold Variable Annuity
Fidelity VIP Asset Manager Portfolio - Initial Class	5,760	13.80	83	79	2.21	35,980
Fidelity VIP Asset Manager: Growth Portfolio - Initial Class	11,380	13.35	144	152	1.83	83,125
Fidelity VIP Balanced Portfolio - Initial Class	7,836	14.63	126	115	1.21	94,726
Fidelity VIP Contrafund Portfolio - Initial Class	67,759	23.02	1,722	1,560	3.32	469,122
Fidelity VIP Equity-Income Portfolio - Initial Class	41,483	18.69	906	775	2.54	305,171
Fidelity VIP Growth - Initial Class	21,733	36.89	709	802	2.47	324,293
Fidelity VIP Growth and Income - Initial Class	4,977	12.59	66	63	0.97	64,283
Fidelity VIP Growth Opportunities Portfolio - Initial Class	431	18.30	6	8	0.76	10,430
Fidelity VIP High Income - Initial Class	25,059	5.39	117	135	1.95	69,089
Fidelity VIP Index 500 Portfolio - Initial Class	9,509	129.33	1,244	1,230	2.89	425,433
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	36,532	12.97	454	474	2.36	200,543
Fidelity VIP Mid Cap Portfolio - Initial Class	17,448	29.08	441	507	3.12	162,473
Fidelity VIP Money Market Portfolio - Initial Class	1,626,501	1.00	1,627	1,627	1.40	1,160,536
Fidelity VIP Overseas Portfolio - Initial Class	18,039	13.63	350	246	1.54	159,446
T. Rowe Price Equity Income Portfolio	8,707	19.42	162	169	1.34	125,931
T. Rowe Price International Stock Portfolio	4,821	11.88	64	57	0.86	66,424
T. Rowe Price Mid-Cap Growth Portfolio	20,727	21.27	471	441	2.12	207,942
See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statement of Net Assets
As of December 31, 2011
(Amounts in thousands except for unit and share information)

Assets	Shares	NAV	Investments at cost	Investments at net asset value	Unit value	Units outstanding
Wealthquest III Variable Annuity - No Rider
Alger Balanced Portfolio - Class I-2	63,506	$11.30	$688	$718	$1.09	660,907
Alger Capital Appreciation Portfolio - Class I-2	9,420	51.95	404	489	0.97	504,484
Alger Growth & Income Portfolio - Class I-2	10,137	10.74	114	109	0.82	133,124
Alger Large Cap Growth Portfolio - Class I-2	6,950	43.12	283	300	0.79	379,583
Alger Mid Cap Growth Portfolio - Class I-2	30,749	11.66	271	359	1.01	353,563
Alger Small Cap Growth Portfolio - Class I-2	11,084	31.03	291	344	1.01	342,195
Federated Fund for U.S. Government Securities II	26,826	11.66	306	313	1.26	247,984
Federated High Income Bond Fund II - Primary Shares	146,488	6.76	900	990	1.79	552,477
Federated Kaufmann Fund II - Primary Shares	10,012	12.84	131	129	1.20	107,505
Federated Managed Volatility Fund II	40,367	9.22	344	372	1.12	330,950
Federated Quality Bond Fund II - Primary Shares	16,244	11.21	179	182	1.27	142,997
Fidelity VIP Contrafund Portfolio - Service Class 2	96,874	22.64	2,084	2,193	1.32	1,662,256
Fidelity VIP Equity-Income Portfolio - Service Class 2	40,043	18.41	766	737	1.06	693,601
Fidelity VIP Growth and Income - Service Class 2	14,842	12.39	182	184	1.12	164,285
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	17,718	18.13	279	321	0.82	392,400
Fidelity VIP Growth Strategies Portfolio - Service Class 2	26,492	7.98	182	211	0.89	238,052
Fidelity VIP Index 500 Portfolio - Service Class 2	9,543	128.24	1,278	1,224	0.91	1,343,242
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	40,554	12.72	517	516	1.30	396,352
Fidelity VIP Mid Cap Portfolio - Service Class 2	78,394	28.58	2,093	2,241	2.11	1,062,672
Fidelity VIP Money Market Portfolio - Service Class 2	2,216,928	1.00	2,217	2,217	0.98	2,263,622
Fidelity VIP Value Leaders Portfolio - Service Class 2	13,550	9.24	123	125	0.89	140,518
Fidelity VIP Value Portfolio - Service Class 2	14,983	10.52	166	158	1.03	152,608
Fidelity VIP Value Strategies - Service Class 2	29,822	8.83	249	263	1.17	224,437
Invesco V.I. Utilities Fund - Series I	19,243	16.74	273	322	1.24	259,386
Invesco V.I. Capital Development Fund - Series I	1,412	12.45	21	18	21.29	826
Invesco V.I. Dividend Growth Fund - Series I	2,338	14.04	36	33	23.44	1,401
Invesco V.I. Dynamics Fund - Series I	-	-	-	-	-	-
Invesco V.I. Financial Services Fund - Series I	-	-	-	-	-	-
Invesco V.I. Global Health Care Fund - Series I	3,135	17.37	50	54	1.20	45,490
Invesco V.I. Global Real Estate Fund - Series I	38,331	12.14	420	465	2.26	205,575
Invesco V.I. Small Cap Equity Fund - Series I	13,407	16.41	204	220	1.11	197,678
Invesco V.I. Technology Fund - Series I	7,696	15.16	103	117	0.62	188,629
MFS Core Equity Series - Initial Class	881	15.33	12	14	0.73	18,462
MFS Growth Series - Initial Class	4,361	24.56	92	107	0.67	159,013
MFS Investors Trust Series - Initial Class	4,690	19.41	78	91	0.98	92,892
MFS Research Series - Initial Class	287	18.78	5	5	0.87	6,200
T. Rowe Price Equity Income Portfolio	91,878	19.42	1,715	1,784	1.39	1,280,251
T. Rowe Price International Stock Portfolio	86,179	11.88	1,021	1,024	0.86	1,185,862
T. Rowe Price Limited-Term Bond Portfolio	112,707	4.97	561	560	1.40	400,545
T. Rowe Price Mid-Cap Growth Portfolio	4,972	21.27	99	106	1.79	58,974
Wealthquest III Variable Annuity - 6 yr Ratchet
Alger Balanced Portfolio - Class I-2	2,909	11.30	32	33	1.07	30,637
Alger Capital Appreciation Portfolio - Class I-2	1,864	51.95	67	97	0.96	101,031
Alger Growth & Income Portfolio - Class I-2	9,953	10.74	108	107	0.81	132,253
Alger Large Cap Growth Portfolio - Class I-2	1,847	43.12	87	80	0.78	102,088
Alger Mid Cap Growth Portfolio - Class I-2	13,340	11.66	119	156	1.00	155,198
Alger Small Cap Growth Portfolio - Class I-2	1,302	31.03	42	40	0.99	40,672
See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statement of Net Assets
As of December 31, 2011
(Amounts in thousands except for unit and share information)

Assets	Shares	NAV	Investments at cost	Investments at net asset value	Unit value	Units outstanding
Wealthquest III Variable Annuity - 6 yr Ratchet
Federated Fund for U.S. Government Securities II	975	$11.66	$11	$11	$1.25	9,077
Federated High Income Bond Fund II - Primary Shares	13,361	6.76	87	90	1.77	50,986
Federated Kaufmann Fund II - Primary Shares	503	12.84	7	6	1.19	5,435
Federated Managed Volatility Fund II	3,896	9.22	33	36	1.11	32,319
Federated Quality Bond Fund II - Primary Shares	3,149	11.21	36	35	1.26	27,906
Fidelity VIP Contrafund Portfolio - Service Class 2	11,346	22.64	270	257	1.30	196,979
Fidelity VIP Equity-Income Portfolio - Service Class 2	2,517	18.41	41	46	1.06	43,885
Fidelity VIP Growth and Income - Service Class 2	3,726	12.39	53	46	1.11	41,514
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	876	18.13	20	16	0.81	19,627
Fidelity VIP Growth Strategies Portfolio - Service Class 2	2,949	7.98	23	24	0.88	26,789
Fidelity VIP Index 500 Portfolio - Service Class 2	1,792	128.24	256	230	0.90	255,237
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	2,284	12.72	29	29	1.29	22,473
Fidelity VIP Mid Cap Portfolio - Service Class 2	12,385	28.58	339	354	2.09	169,704
Fidelity VIP Money Market Portfolio - Service Class 2	479,610	1.00	480	480	0.98	490,629
Fidelity VIP Value Leaders Portfolio - Service Class 2	3,374	9.24	47	31	0.89	35,225
Fidelity VIP Value Portfolio - Service Class 2	3,933	10.52	42	41	1.03	40,324
Fidelity VIP Value Strategies - Service Class 2	5,308	8.83	48	47	1.17	40,212
Invesco V.I. Utilities Fund - Series I	1,862	16.74	25	31	1.23	25,377
Invesco V.I. Dividend Growth Fund - Series I	471	14.04	7	7	23.49	281
Invesco V.I. Financial Services Fund - Series I	-	-	-	-	-	-
Invesco V.I. Global Health Care Fund - Series I	1,468	17.37	23	26	1.18	21,534
Invesco V.I. Global Real Estate Fund - Series I	2,057	12.14	19	25	2.24	11,151
Invesco V.I. Small Cap Equity Fund - Series I	116	16.41	2	2	1.10	1,734
Invesco V.I. Technology Fund - Series I	1,825	15.16	25	28	0.61	45,224
MFS Core Equity Series - Initial Class	1,933	15.33	23	30	0.72	40,991
MFS Growth Series - Initial Class	907	24.56	21	22	0.67	33,461
MFS Investors Trust Series - Initial Class	3,532	19.41	78	69	0.97	70,771
MFS Research Series - Initial Class	13	18.78	-	-	0.86	284
T. Rowe Price Equity Income Portfolio	23,967	19.42	482	465	1.38	337,909
T. Rowe Price International Stock Portfolio	8,596	11.88	103	102	0.85	119,685
T. Rowe Price Limited-Term Bond Portfolio	10,036	4.97	51	50	1.38	36,089
T. Rowe Price Mid-Cap Growth Portfolio	191	21.27	5	4	1.77	2,288
Wealthquest III Variable Anniuty - 3% Rollup
Alger Capital Appreciation Portfolio - Class I-2	29	51.95	1	1	0.95	1,580
Alger Growth & Income Portfolio - Class I-2	95	10.74	1	1	0.80	1,280
Alger Mid Cap Growth Portfolio - Class I-2	4	11.66	-	-	0.99	49
Fidelity VIP Contrafund Portfolio - Service Class 2	11	22.64	-	-	1.29	195
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	660	12.72	9	8	1.28	6,536
Fidelity VIP Mid Cap Portfolio - Service Class 2	306	28.58	9	9	2.06	4,235
Fidelity VIP Money Market Portfolio - Service Class 2	6,473	1.00	6	6	0.98	6,633
Wealthquest III Variable Annuity - 5% Rollup
Alger Balanced Portfolio - Class I-2	1,654	11.30	17	19	1.04	17,938
Alger Capital Appreciation Portfolio - Class I-2	909	51.95	42	47	0.93	50,718
Alger Growth & Income Portfolio - Class I-2	9,062	10.74	86	97	0.78	123,994
Alger Large Cap Growth Portfolio - Class I-2	3,862	43.12	150	167	0.76	219,783
Alger Mid Cap Growth Portfolio - Class I-2	17,171	11.66	300	200	0.97	205,704
Alger Small Cap Growth Portfolio - Class I-2	5,792	31.03	165	180	0.96	186,313
See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statement of Net Assets
As of December 31, 2011
(Amounts in thousands except for unit and share information)

Assets	Shares	NAV	Investments at cost	Investments at net asset value	Unit value	Units outstanding
Wealthquest III Variable Annuity - 5% Rollup
Federated High Income Bond Fund II - Primary Shares	42,138	$6.76	$274	$285	$1.72	165,577
Federated Kaufmann Fund II - Primary Shares	2,297	12.84	30	29	1.17	25,252
Federated Managed Volatility Fund II	3,536	9.22	30	33	1.08	30,203
Federated Quality Bond Fund II - Primary Shares	7,301	11.21	84	82	1.24	65,790
Fidelity VIP Contrafund Portfolio - Service Class 2	17,046	22.64	475	386	1.27	304,743
Fidelity VIP Equity-Income Portfolio - Service Class 2	2,615	18.41	46	48	1.04	46,357
Fidelity VIP Growth and Income - Service Class 2	300	12.39	4	4	1.09	3,401
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	3,261	18.13	45	59	0.79	75,259
Fidelity VIP Growth Strategies Portfolio - Service Class 2	53	7.98	-	-	0.86	491
Fidelity VIP Index 500 Portfolio - Service Class 2	3,123	128.24	448	400	0.87	458,007
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	4,887	12.72	62	62	1.27	48,887
Fidelity VIP Mid Cap Portfolio - Service Class 2	7,519	28.58	215	215	2.03	105,845
Fidelity VIP Money Market Portfolio - Service Class 2	241,244	1.00	241	241	0.97	247,899
Fidelity VIP Value Portfolio - Service Class 2	1,923	10.52	24	20	1.01	20,053
Fidelity VIP Value Strategies - Service Class 2	4,218	8.83	43	37	1.15	32,496
Invesco V.I. Utilities Fund - Series I	1,220	16.74	17	20	1.20	17,082
Invesco V.I. Capital Development Fund - Series I	487	12.45	7	6	21.19	286
Invesco V.I. Dividend Growth Fund - Series I	1,109	14.04	17	16	23.44	664
Invesco V.I. Dynamics Fund - Series I	-	-	-	-	-	-
Invesco V.I. Financial Services Fund - Series I	-	-	-	-	-	-
Invesco V.I. Global Health Care Fund - Series I	1,230	17.37	20	21	1.15	18,531
Invesco V.I. Global Real Estate Fund - Series I	4,954	12.14	77	60	2.18	27,590
Invesco V.I. Technology Fund - Series I	42	15.16	1	1	0.60	1,063
MFS Core Equity Series - Initial Class	5,032	15.33	63	77	0.70	109,883
MFS Growth Series - Initial Class	5,433	24.56	87	133	0.65	205,305
MFS Investors Trust Series - Initial Class	524	19.41	11	10	0.94	10,819
MFS Research Series - Initial Class	1,139	18.78	16	21	0.84	25,506
T. Rowe Price Equity Income Portfolio	23,173	19.42	512	450	1.34	336,412
T. Rowe Price International Stock Portfolio	4,805	11.88	50	57	0.83	68,890
T. Rowe Price Limited-Term Bond Portfolio	39,431	4.97	194	196	1.34	146,001
T. Rowe Price Mid-Cap Growth Portfolio	5,616	21.27	119	119	1.72	69,391
Group Unallocated Variable Annuity
Alger Balanced Portfolio - Class I-2	52,121	11.30	578	589	1.17	503,459
Alger Capital Appreciation Portfolio - Class I-2	14,299	51.95	714	743	1.05	710,751
Alger Growth & Income Portfolio - Class I-2	16,828	10.74	164	181	0.88	205,096
Alger Large Cap Growth Portfolio - Class I-2	5,729	43.12	257	247	0.85	290,441
Alger Mid Cap Growth Portfolio - Class I-2	69,646	11.66	697	812	1.09	743,209
Alger Small Cap Growth Portfolio - Class I-2	27,215	31.03	702	844	1.08	779,791
Federated Fund for U.S. Government Securities II	66,237	11.66	756	772	1.33	578,554
Federated High Income Bond Fund II - Primary Shares	223,728	6.76	1,480	1,512	1.93	783,145
Federated Kaufmann Fund II - Primary Shares	28,259	12.84	379	363	1.27	286,721
Federated Managed Volatility Fund II	99,718	9.22	866	919	1.21	758,795
Federated Quality Bond Fund II - Primary Shares	79,781	11.21	904	894	1.35	663,607
Fidelity VIP Asset Manager Portfolio - Service Class 2	386	13.57	5	5	1.27	4,129
Fidelity VIP Contrafund Portfolio - Service Class 2	123,749	22.64	2,263	2,802	1.42	1,970,781
Fidelity VIP Equity-Income Portfolio - Service Class 2	10,681	18.41	209	197	1.12	174,799
Fidelity VIP Growth and Income - Service Class 2	9,988	12.39	117	124	1.18	104,454
See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statement of Net Assets
As of December 31, 2011
(Amounts in thousands except for unit and share information)

Assets	Shares	NAV	Investments at cost	Investments at net asset value	Unit value	Units outstanding
Group Unallocated Variable Annuity
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	24,941	$18.13	$390	$452	$0.88	512,646
Fidelity VIP Growth Strategies Portfolio - Service Class 2	58,707	7.98	428	468	0.96	489,942
Fidelity VIP Index 500 Portfolio - Service Class 2	11,622	128.24	1,447	1,490	0.98	1,518,255
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	38,862	12.72	503	494	1.38	358,894
Fidelity VIP Mid Cap Portfolio - Service Class 2	81,397	28.58	1,970	2,326	2.27	1,024,813
Fidelity VIP Money Market Portfolio - Service Class 2	10,109,897	1.00	10,110	10,110	0.99	10,164,869
Fidelity VIP Value Leaders Portfolio - Service Class 2	11,830	9.24	111	109	0.94	115,908
Fidelity VIP Value Portfolio - Service Class 2	15,790	10.52	161	166	1.09	151,955
Fidelity VIP Value Strategies - Service Class 2	59,965	8.83	551	529	1.24	426,392
Invesco V.I. Utilities Fund - Series I	41,530	16.74	613	695	1.34	519,982
Invesco V.I. Capital Development Fund - Series I	6,223	12.45	92	77	21.38	3,624
Invesco V.I. Dividend Growth Fund - Series I	8,308	14.04	123	117	23.66	4,931
Invesco V.I. Dynamics Fund - Series I	-	-	-	-	-	-
Invesco V.I. Financial Services Fund - Series I	-	-	-	-	-	-
Invesco V.I. Global Health Care Fund - Series I	21,660	17.37	348	376	1.29	291,901
Invesco V.I. Global Real Estate Fund - Series I	48,949	12.14	621	594	2.44	243,824
Invesco V.I. Small Cap Equity Fund - Series I	38,614	16.41	574	634	1.20	528,796
Invesco V.I. Technology Fund - Series I	27,363	15.16	396	415	0.67	622,911
MFS Core Equity Series - Initial Class	6,755	15.33	97	104	0.79	131,374
MFS Growth Series - Initial Class	24,144	24.56	561	593	0.73	816,064
MFS Investors Trust Series - Initial Class	7,362	19.41	137	143	1.06	135,323
MFS Research Series - Initial Class	20,414	18.78	351	383	0.94	407,953
T. Rowe Price Equity Income Portfolio	125,000	19.42	2,054	2,427	1.50	1,616,520
T. Rowe Price International Stock Portfolio	153,161	11.88	1,850	1,820	0.93	1,956,106
T. Rowe Price Limited-Term Bond Portfolio	330,941	4.97	1,673	1,645	1.51	1,091,545
T. Rowe Price Mid-Cap Growth Portfolio	22,293	21.27	515	474	1.93	245,391
See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statement of Operations
As of December 31, 2011
(Amounts in thousands)
					Net change inunrealized appreciation or (depreciation) of investments
		Realized gain distributions from underlying mutual fund				Net increase (decrease) in net assets resulting from operations
	Net investment income (loss)		Realized gains (losses) on sales of investments	Net realized gains (losses) on investments
Wealthquest Variable Annuity II
Alger Balanced Portfolio - Class I-2	$4	$-	$(2)	$(2)	$(5)	$(3)
Alger Capital Appreciation Portfolio - Class I-2	(1)	-	3	3	(3)	(1)
Alger Growth & Income Portfolio - Class I-2	-	-	-	-	3	3
Alger Large Cap Growth Portfolio - Class I-2	(1)	-	3	3	(5)	(3)
Alger Mid Cap Growth Portfolio - Class I-2	(4)	-	(19)	(19)	(19)	(42)
Alger Small Cap Growth Portfolio - Class I-2	(1)	-	5	5	(7)	(3)
Federated Fund for U.S. Government Securities II	14	-	1	1	6	21
Federated High Income Bond Fund II - Primary Shares	27	-	(4)	(4)	(8)	15
Federated Kaufmann Fund II - Primary Shares	-	-	10	10	(34)	(24)
Federated Managed Volatility Fund II	2	-	1	1	-	3
Fidelity VIP Asset Manager Portfolio - Initial Class	2	1	-	1	(12)	(9)
Fidelity VIP Asset Manager: Growth Portfolio - Initial Class	-	-	22	22	(47)	(25)
Fidelity VIP Contrafund Portfolio - Initial Class	(7)	-	(179)	(179)	130	(56)
Fidelity VIP Growth Opportunities Portfolio - Initial Class	(4)	-	37	37	(24)	9
Fidelity VIP Index 500 Portfolio - Initial Class	6	38	87	125	(118)	13
Fidelity VIP Money Market Portfolio - Service Class 2	(16)	-	-	-	-	(16)
Lazard Retirement Emerging Markets Portfolio	1	-	(5)	(5)	(34)	(38)
Lazard Retirement Small/Mid Cap Portfolio	(3)	17	(12)	5	(27)	(25)
MFS Core Equity Series - Initial Class	-	-	6	6	(9)	(3)
MFS Growth Series - Initial Class	(6)	-	82	82	(81)	(5)
MFS Investors Trust Series - Initial Class	(1)	-	(2)	(2)	(2)	(5)
MFS Research Series - Initial Class	(1)	-	9	9	(11)	(3)
T. Rowe Price Equity Income Portfolio	4	-	(60)	(60)	54	(2)
T. Rowe Price International Stock Portfolio	1	-	(10)	(10)	(27)	(36)
T. Rowe Price Limited-Term Bond Portfolio	1	1	1	2	(2)	1
T. Rowe Price Mid-Cap Growth Portfolio	(11)	95	(3)	92	(106)	(25)
Van Eck VIP Emerging Markets Fund	(1)	-	(8)	(8)	(74)	(83)
Van Eck VIP Global Hard Assets Fund	-	1	(5)	(4)	(17)	(21)
Investrac Gold Variable Annuity
Fidelity VIP Asset Manager Portfolio - Initial Class	1	-	-	-	(4)	(3)
Fidelity VIP Asset Manager: Growth Portfolio - Initial Class	(1)	-	14	14	(31)	(18)
Fidelity VIP Balanced Portfolio - Initial Class	1	-	1	1	(14)	(12)
Fidelity VIP Contrafund Portfolio - Initial Class	(9)	-	(161)	(161)	104	(66)
Fidelity VIP Equity-Income Portfolio - Initial Class	7	-	(64)	(64)	47	(10)
Fidelity VIP Growth - Initial Class	(10)	3	1	4	(6)	(12)
Fidelity VIP Growth and Income - Initial Class	-	-	-	-	-	-
Fidelity VIP Growth Opportunities Portfolio - Initial Class	-	-	-	-	1	1
Fidelity VIP High Income - Initial Class	7	-	(1)	(1)	(3)	3
Fidelity VIP Index 500 Portfolio - Initial Class	4	38	68	106	(99)	11
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	9	12	6	18	(1)	26
Fidelity VIP Mid Cap Portfolio - Initial Class	(8)	1	2	3	(73)	(78)
Fidelity VIP Money Market Portfolio - Initial Class	(26)	-	-	-	-	(26)
Fidelity VIP Overseas Portfolio - Initial Class	(2)	1	(72)	(71)	(6)	(79)
T. Rowe Price Equity Income Portfolio	-	-	(9)	(9)	4	(5)
See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statement of Operations
As of December 31, 2011
(Amounts in thousands)

		Realized gain distributions from underlying mutual fund			Net change in unrealized appreciation or (depreciation) of investments	Net increase (decrease) in net assets resulting from operations
	Net investment income (loss)		Realized gains (losses) on sales of investments	Net realized gains (losses) on investments
Investrac Gold Variable Annuity
T. Rowe Price International Stock Portfolio	$(1)	$-	$(13)	$(13)	$(2)	$(16)
T. Rowe Price Mid-Cap Growth Portfolio	(7)	53	(8)	45	(51)	(13)
Wealthquest III Variable Annuity - No Rider
Alger Balanced Portfolio - Class I-2	14	-	(35)	(35)	15	(6)
Alger Capital Appreciation Portfolio - Class I-2	(6)	-	18	18	(18)	(6)
Alger Growth & Income Portfolio - Class I-2	1	-	(2)	(2)	7	6
Alger Large Cap Growth Portfolio - Class I-2	(1)	-	7	7	(11)	(5)
Alger Mid Cap Growth Portfolio - Class I-2	(4)	-	(30)	(30)	(15)	(49)
Alger Small Cap Growth Portfolio - Class I-2	(5)	-	18	18	(27)	(14)
Federated Fund for U.S. Government Securities II	10	-	2	2	3	15
Federated High Income Bond Fund II - Primary Shares	83	-	(17)	(17)	(29)	37
Federated Kaufmann Fund II - Primary Shares	-	-	4	4	(26)	(22)
Federated Managed Volatility Fund II	9	-	2	2	2	13
Federated Quality Bond Fund II - Primary Shares	7	-	2	2	(7)	2
Fidelity VIP Contrafund Portfolio - Service Class 2	(11)	-	(254)	(254)	172	(93)
Fidelity VIP Equity-Income Portfolio - Service Class 2	10	-	(37)	(37)	4	(23)
Fidelity VIP Growth and Income - Service Class 2	1	-	(10)	(10)	9	-
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	(4)	-	(6)	(6)	10	-
Fidelity VIP Growth Strategies Portfolio - Service Class 2	(3)	-	-	-	(24)	(27)
Fidelity VIP Index 500 Portfolio - Service Class 2	5	36	(102)	(66)	59	(2)
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	8	17	19	36	(6)	38
Fidelity VIP Mid Cap Portfolio - Service Class 2	(37)	4	(183)	(179)	(167)	(383)
Fidelity VIP Money Market Portfolio - Service Class 2	(33)	-	-	-	-	(33)
Fidelity VIP Value Leaders Portfolio - Service Class 2	-	-	(2)	(2)	(10)	(12)
Fidelity VIP Value Portfolio - Service Class 2	(1)	-	(9)	(9)	3	(7)
Fidelity VIP Value Strategies - Service Class 2	(2)	-	62	62	(94)	(34)
Invesco V.I. Utilities Fund - Series I	7	-	(75)	(75)	117	49
Invesco V.I. Capital Development Fund - Series I	-	-	-	-	(3)	(3)
Invesco V.I. Dividend Growth Fund - Series I	-	-	-	-	(3)	(3)
Invesco V.I. Dynamics Fund - Series I	-	-	5	5	(3)	2
Invesco V.I. Financial Services Fund - Series I	-	-	1	1	-	1
Invesco V.I. Global Health Care Fund - Series I	(1)	-	(1)	(1)	1	(1)
Invesco V.I. Global Real Estate Fund - Series I	13	-	(84)	(84)	33	(38)
Invesco V.I. Small Cap Equity Fund - Series I	(3)	-	1	1	(4)	(6)
Invesco V.I. Technology Fund - Series I	(2)	-	24	24	(31)	(9)
MFS Core Equity Series - Initial Class	-	-	(1)	(1)	-	(1)
MFS Growth Series - Initial Class	(1)	-	-	-	(1)	(2)
MFS Investors Trust Series - Initial Class	-	-	2	2	(10)	(8)
MFS Research Series - Initial Class	-	-	-	-	-	-
T. Rowe Price Equity Income Portfolio	10	-	(103)	(103)	64	(29)
T. Rowe Price International Stock Portfolio	3	-	(7)	(7)	(163)	(167)
T. Rowe Price Limited-Term Bond Portfolio	8	5	5	10	(15)	3
T. Rowe Price Mid-Cap Growth Portfolio	(2)	13	11	24	(18)	4
See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statement of Operations
As of December 31, 2011

		Realized gain distributions from underlying mutual fund			Net change in unrealized appreciation or (depreciation) of investments	Net increase (decrease) in net assets resulting from operations
	Net investment income (loss)		Realized gains (losses) on sales of investments	Net realized gains (losses) on investments
Wealthquest III Variable Annuity - 6 yr Ratchet
Alger Balanced Portfolio - Class I-2	$-	$-	$4	$4	$(3)	$1
Alger Capital Appreciation Portfolio - Class I-2	(2)	-	15	15	(14)	(1)
Alger Growth & Income Portfolio - Class I-2	-	-	(8)	(8)	15	7
Alger Large Cap Growth Portfolio - Class I-2	-	-	4	4	(4)	-
Alger Mid Cap Growth Portfolio - Class I-2	(1)	-	8	8	(22)	(15)
Alger Small Cap Growth Portfolio - Class I-2	(1)	-	20	20	(10)	9
Federated Fund for U.S. Government Securities II	-	-	-	-	-	-
Federated High Income Bond Fund II - Primary Shares	16	-	75	75	(78)	13
Federated Kaufmann Fund II - Primary Shares	-	-	-	-	(1)	(1)
Federated Managed Volatility Fund II	1	-	-	-	-	1
Federated Quality Bond Fund II - Primary Shares	1	-	2	2	(2)	1
Fidelity VIP Contrafund Portfolio - Service Class 2	(2)	-	(11)	(11)	4	(9)
Fidelity VIP Equity-Income Portfolio - Service Class 2	-	-	2	2	(3)	(1)
Fidelity VIP Growth and Income - Service Class 2	-	-	-	-	-	-
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	-	-	-	-	-	-
Fidelity VIP Growth Strategies Portfolio - Service Class 2	-	-	-	-	(3)	(3)
Fidelity VIP Index 500 Portfolio - Service Class 2	1	7	(18)	(11)	14	4
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	-	1	(10)	(9)	9	-
Fidelity VIP Mid Cap Portfolio - Service Class 2	(6)	1	61	62	(96)	(40)
Fidelity VIP Money Market Portfolio - Service Class 2	(7)	-	-	-	-	(7)
Fidelity VIP Value Leaders Portfolio - Service Class 2	-	-	-	-	(3)	(3)
Fidelity VIP Value Portfolio - Service Class 2	(1)	-	-	-	(2)	(3)
Fidelity VIP Value Strategies - Service Class 2	(1)	-	-	-	(6)	(7)
Invesco V.I. Utilities Fund - Series I	1	-	-	-	3	4
Invesco V.I. Dividend Growth Fund - Series I	-	-	-	-	(1)	(1)
Invesco V.I. Financial Services Fund - Series I	-	-	-	-	-	-
Invesco V.I. Global Health Care Fund - Series I	(1)	-	4	4	(1)	2
Invesco V.I. Global Real Estate Fund - Series I	1	-	-	-	(3)	(2)
Invesco V.I. Small Cap Equity Fund - Series I	-	-	-	-	-	-
Invesco V.I. Technology Fund - Series I	-	-	1	1	(3)	(2)
MFS Core Equity Series - Initial Class	-	-	-	-	(1)	(1)
MFS Growth Series - Initial Class	-	-	6	6	(6)	-
MFS Investors Trust Series - Initial Class	-	-	-	-	(2)	(2)
T. Rowe Price Equity Income Portfolio	2	-	(47)	(47)	42	(3)
T. Rowe Price International Stock Portfolio	-	-	11	11	(26)	(15)
T. Rowe Price Limited-Term Bond Portfolio	-	-	-	-	(1)	(1)
T. Rowe Price Mid-Cap Growth Portfolio	-	-	11	11	(1)	10
Wealthquest III Variable Anniuty - 3% Rollup
Alger Capital Appreciation Portfolio - Class I-2	-	-	-	-	-	-
Alger Growth & Income Portfolio - Class I-2	-	-	-	-	-	-
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	-	-	-	-	-	-
Fidelity VIP Mid Cap Portfolio - Service Class 2	-	-	-	-	(1)	(1)
Fidelity VIP Money Market Portfolio - Service Class 2	-	-	-	-	-	-
Wealthquest III Variable Annuity - 5% Rollup
Alger Balanced Portfolio - Class I-2	1	-	-	-	(1)	-
Alger Capital Appreciation Portfolio - Class I-2	(1)	-	1	1	(1)	(1)
See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statement of Operations
As of December 31, 2011
(Amounts in thousands)

		Realized gain distributions from underlying mutual fund			Net change in unrealized appreciation or (depreciation) of investments	Net increase (decrease) in net assets resulting from operations
	Net investment income (loss)		Realized gains (losses) on sales of investments	Net realized gains (losses) on investments
Wealthquest III Variable Annuity - 5% Rollup
Alger Growth & Income Portfolio - Class I-2	$-	$-	$1	$1	$4	$5
Alger Large Cap Growth Portfolio - Class I-2	(1)	-	10	10	(12)	(3)
Alger Mid Cap Growth Portfolio - Class I-2	(2)	-	(1)	(1)	(17)	(20)
Alger Small Cap Growth Portfolio - Class I-2	(3)	-	-	-	(6)	(9)
Federated High Income Bond Fund II - Primary Shares	14	-	-	-	(8)	6
Federated Kaufmann Fund II - Primary Shares	-	-	1	1	(5)	(4)
Federated Managed Volatility Fund II	1	-	6	6	(5)	2
Federated Quality Bond Fund II - Primary Shares	4	-	-	-	(2)	2
Fidelity VIP Contrafund Portfolio - Service Class 2	(4)	-	(22)	(22)	11	(15)
Fidelity VIP Equity-Income Portfolio - Service Class 2	-	-	3	3	(4)	(1)
Fidelity VIP Growth and Income - Service Class 2	-	-	(4)	(4)	3	(1)
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	(1)	-	4	4	(1)	2
Fidelity VIP Growth Strategies Portfolio - Service Class 2	-	-	-	-	-	-
Fidelity VIP Index 500 Portfolio - Service Class 2	-	10	(14)	(4)	2	(2)
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	1	2	-	2	1	4
Fidelity VIP Mid Cap Portfolio - Service Class 2	(4)	-	19	19	(46)	(31)
Fidelity VIP Money Market Portfolio - Service Class 2	(6)	-	-	-	-	(6)
Fidelity VIP Value Portfolio - Service Class 2	-	-	(4)	(4)	3	(1)
Fidelity VIP Value Strategies - Service Class 2	(1)	-	(1)	(1)	(3)	(5)
Invesco V.I. Utilities Fund - Series I	1	-	-	-	2	3
Invesco V.I. Capital Development Fund - Series I	-	-	-	-	(1)	(1)
Invesco V.I. Dividend Growth Fund - Series I	-	-	-	-	(1)	(1)
Invesco V.I. Dynamics Fund - Series I	-	-	2	2	(1)	1
Invesco V.I. Financial Services Fund - Series I	-	-	-	-	-	-
Invesco V.I. Global Health Care Fund - Series I	-	-	-	-	1	1
Invesco V.I. Global Real Estate Fund - Series I	1	-	(26)	(26)	21	(4)
Invesco V.I. Technology Fund - Series I	-	-	-	-	-	-
MFS Core Equity Series - Initial Class	-	-	-	-	(2)	(2)
MFS Growth Series - Initial Class	(2)	-	2	2	(2)	(2)
MFS Investors Trust Series - Initial Class	-	-	-	-	-	-
MFS Research Series - Initial Class	-	-	-	-	-	-
T. Rowe Price Equity Income Portfolio	1	-	(9)	(9)	(2)	(10)
T. Rowe Price International Stock Portfolio	-	-	(16)	(16)	5	(11)
T. Rowe Price Limited-Term Bond Portfolio	2	2	-	2	(3)	1
T. Rowe Price Mid-Cap Growth Portfolio	(2)	14	7	21	(21)	(2)
Group Unallocated Variable Annuity
Alger Balanced Portfolio - Class I-2	28	-	130	130	(167)	(9)
Alger Capital Appreciation Portfolio - Class I-2	(3)	-	251	251	(244)	4
Alger Growth & Income Portfolio - Class I-2	6	-	83	83	(66)	23
Alger Large Cap Growth Portfolio - Class I-2	7	-	105	105	(146)	(34)
Alger Mid Cap Growth Portfolio - Class I-2	-	-	205	205	(287)	(82)
Alger Small Cap Growth Portfolio - Class I-2	(4)	-	210	210	(225)	(19)
Federated Fund for U.S. Government Securities II	30	-	2	2	10	42
Federated High Income Bond Fund II - Primary Shares	151	-	176	176	(248)	79
Federated Kaufmann Fund II - Primary Shares	6	-	31	31	(123)	(86)
Federated Managed Volatility Fund II	36	-	39	39	(33)	42
See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statement of Operations
As of December 31, 2011
(Amounts in thousands)

		Realized gain distributions from underlying mutual fund			Net change in unrealized appreciation or (depreciation) of investments	Net increase (decrease) in net assets resulting from operations
	Net investment income (loss)		Realized gains (losses) on sales of investments	Net realized gains (losses) on investments
Group Unallocated Variable Annuity
Federated Quality Bond Fund II - Primary Shares	$23	$-	$4	$4	$(23)	$4
Fidelity VIP Asset Manager Portfolio - Service Class 2	-	-	-	-	-	-
Fidelity VIP Contrafund Portfolio - Service Class 2	12	-	(10)	(10)	(81)	(79)
Fidelity VIP Equity-Income Portfolio - Service Class 2	4	-	24	24	(28)	-
Fidelity VIP Growth and Income - Service Class 2	1	-	37	37	(43)	(5)
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	(2)	-	129	129	(118)	9
Fidelity VIP Growth Strategies Portfolio - Service Class 2	(2)	-	106	106	(162)	(58)
Fidelity VIP Index 500 Portfolio - Service Class 2	22	52	339	391	(360)	53
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	13	17	(8)	9	14	36
Fidelity VIP Mid Cap Portfolio - Service Class 2	(10)	5	274	279	(600)	(331)
Fidelity VIP Money Market Portfolio - Service Class 2	(36)	-	-	-	-	(36)
Fidelity VIP Value Leaders Portfolio - Service Class 2	1	-	29	29	(41)	(11)
Fidelity VIP Value Portfolio - Service Class 2	-	-	63	63	(59)	4
Fidelity VIP Value Strategies - Service Class 2	2	-	130	130	(184)	(52)
Invesco V.I. Utilities Fund - Series I	21	-	87	87	4	112
Invesco V.I. Capital Development Fund - Series I	-	-	(1)	(1)	(14)	(15)
Invesco V.I. Dividend Growth Fund - Series I	-	-	(10)	(10)	(6)	(16)
Invesco V.I. Dynamics Fund - Series I	-	-	45	45	(34)	11
Invesco V.I. Financial Services Fund - Series I	-	-	25	25	(12)	13
Invesco V.I. Global Health Care Fund - Series I	(1)	-	64	64	(50)	13
Invesco V.I. Global Real Estate Fund - Series I	27	-	289	289	(354)	(38)
Invesco V.I. Small Cap Equity Fund - Series I	(3)	-	120	120	(146)	(29)
Invesco V.I. Technology Fund - Series I	(1)	-	156	156	(180)	(25)
MFS Core Equity Series - Initial Class	1	-	2	2	(5)	(2)
MFS Growth Series - Initial Class	(1)	-	89	89	(94)	(6)
MFS Investors Trust Series - Initial Class	-	-	7	7	(12)	(5)
MFS Research Series - Initial Class	2	-	36	36	(43)	(5)
T. Rowe Price Equity Income Portfolio	39	-	(50)	(50)	12	1
T. Rowe Price International Stock Portfolio	25	-	500	500	(859)	(334)
T. Rowe Price Limited-Term Bond Portfolio	39	15	(3)	12	(28)	23
T. Rowe Price Mid-Cap Growth Portfolio	(3)	59	397	456	(425)	28
See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statement of Changes in Net Assets
As of December 31, 2011
(Amounts in thousands)

		Changes from operations:				Changes from policy transactions:
	Net assets at December 31, 2010	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation (depreciation) of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2011
Wealthquest Variable Annuity II
Alger Balanced Portfolio - Class I-2	$245	$4	$(2)	$(5)	$(3)	$18	$(14)	$4	$1	$246
Alger Capital Appreciation Portfolio - Class I-2	74	(1)	3	(3)	(1)	-	(14)	(14)	(15)	59
Alger Growth & Income Portfolio - Class I-2	64	-	-	3	3	-	-	-	3	67
Alger Large Cap Growth Portfolio - Class I-2	157	(1)	3	(5)	(3)	2	(9)	(7)	(10)	147
Alger Mid Cap Growth Portfolio - Class I-2	380	(4)	(19)	(19)	(42)	42	(15)	27	(15)	365
Alger Small Cap Growth Portfolio - Class I-2	101	(1)	5	(7)	(3)	2	(17)	(15)	(18)	83
Federated Fund for U.S. Government Securities II	476	14	1	6	21	14	(32)	(18)	3	479
Federated High Income Bond Fund II - Primary Shares	394	27	(4)	(8)	15	(2)	(57)	(59)	(44)	350
Federated Kaufmann Fund II - Primary Shares	248	-	10	(34)	(24)	2	(99)	(97)	(121)	127
Federated Managed Volatility Fund II	88	2	1	-	3	-	(9)	(9)	(6)	82
Fidelity VIP Asset Manager Portfolio - Initial Class	239	2	1	(12)	(9)	-	(5)	(5)	(14)	225
Fidelity VIP Asset Manager: Growth Portfolio - Initial Class	408	-	22	(47)	(25)	-	(167)	(167)	(192)	216
Fidelity VIP Contrafund Portfolio - Initial Class	1,812	(7)	(179)	130	(56)	30	(545)	(515)	(571)	1,241
Fidelity VIP Growth Opportunities Portfolio - Initial Class	486	(4)	37	(24)	9	6	(133)	(127)	(118)	368
Fidelity VIP Index 500 Portfolio - Initial Class	1,688	6	125	(118)	13	28	(548)	(520)	(507)	1,181
Fidelity VIP Money Market Portfolio - Service Class 2	1,410	(16)	-	-	(16)	48	(268)	(220)	(236)	1,174
Lazard Retirement Emerging Markets Portfolio	224	1	(5)	(34)	(38)	-	(34)	(34)	(72)	152
Lazard Retirement Small/Mid Cap Portfolio	259	(3)	5	(27)	(25)	10	(24)	(14)	(39)	220
MFS Core Equity Series - Initial Class	192	-	6	(9)	(3)	(1)	(27)	(28)	(31)	161
MFS Growth Series - Initial Class	593	(6)	82	(81)	(5)	11	(163)	(152)	(157)	436
MFS Investors Trust Series - Initial Class	143	(1)	(2)	(2)	(5)	1	(16)	(15)	(20)	123
MFS Research Series - Initial Class	271	(1)	9	(11)	(3)	18	(102)	(84)	(87)	184
T. Rowe Price Equity Income Portfolio	934	4	(60)	54	(2)	16	(276)	(260)	(262)	672
T. Rowe Price International Stock Portfolio	303	1	(10)	(27)	(36)	4	(58)	(54)	(90)	213
T. Rowe Price Limited-Term Bond Portfolio	108	1	2	(2)	1	10	(18)	(8)	(7)	101
T. Rowe Price Mid-Cap Growth Portfolio	854	(11)	92	(106)	(25)	26	(72)	(46)	(71)	783
Van Eck VIP Emerging Markets Fund	374	(1)	(8)	(74)	(83)	1	(76)	(75)	(158)	216
Van Eck VIP Global Hard Assets Fund	117	-	(4)	(17)	(21)	1	(20)	(19)	(40)	77
Investrac Gold Variable Annuity
Fidelity VIP Asset Manager Portfolio - Initial Class	93	1	-	(4)	(3)	1	(12)	(11)	(14)	79
Fidelity VIP Asset Manager: Growth Portfolio - Initial Class	283	(1)	14	(31)	(18)	20	(133)	(113)	(131)	152
Fidelity VIP Balanced Portfolio - Initial Class	16	1	1	(14)	(12)	112	(1)	111	99	115
Fidelity VIP Contrafund Portfolio - Initial Class	2,065	(9)	(161)	104	(66)	74	(513)	(439)	(505)	1,560
Fidelity VIP Equity-Income Portfolio - Initial Class	973	7	(64)	47	(10)	42	(230)	(188)	(198)	775
Fidelity VIP Growth - Initial Class	939	(10)	4	(6)	(12)	53	(178)	(125)	(137)	802
Fidelity VIP Growth and Income - Initial Class	63	-	-	-	-	-	-	-	-	63
Fidelity VIP Growth Opportunities Portfolio - Initial Class	14	-	-	1	1	(1)	(6)	(7)	(6)	8
Fidelity VIP High Income - Initial Class	143	7	(1)	(3)	3	11	(22)	(11)	(8)	135
Fidelity VIP Index 500 Portfolio - Initial Class	1,683	4	106	(99)	11	140	(604)	(464)	(453)	1,230
See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statement of Changes in Net Assets
As of December 31, 2011
(Amounts in thousands)
		Changes from operations:				Changes from policy transactions:
	Net assets at December 31, 2010	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation (depreciation) of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2011
Investrac Gold Variable Annuity
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	$566	$9	$18	$(1)	$26	$14	$(132)	$(118)	$(92)	$474
Fidelity VIP Mid Cap Portfolio - Initial Class	692	(8)	3	(73)	(78)	11	(118)	(107)	(185)	507
Fidelity VIP Money Market Portfolio - Initial Class	2,527	(26)	-	-	(26)	156	(1,030)	(874)	(900)	1,627
Fidelity VIP Overseas Portfolio - Initial Class	463	(2)	(71)	(6)	(79)	10	(148)	(138)	(217)	246
T. Rowe Price Equity Income Portfolio	203	-	(9)	4	(5)	7	(36)	(29)	(34)	169
T. Rowe Price International Stock Portfolio	145	(1)	(13)	(2)	(16)	27	(99)	(72)	(88)	57
T. Rowe Price Mid-Cap Growth Portfolio	504	(7)	45	(51)	(13)	33	(83)	(50)	(63)	441
Wealthquest III Variable Annuity - No Rider
Alger Balanced Portfolio - Class I-2	863	14	(35)	15	(6)	22	(161)	(139)	(145)	718
Alger Capital Appreciation Portfolio - Class I-2	614	(6)	18	(18)	(6)	10	(129)	(119)	(125)	489
Alger Growth & Income Portfolio - Class I-2	104	1	(2)	7	6	8	(9)	(1)	5	109
Alger Large Cap Growth Portfolio - Class I-2	302	(1)	7	(11)	(5)	57	(54)	3	(2)	300
Alger Mid Cap Growth Portfolio - Class I-2	557	(4)	(30)	(15)	(49)	61	(210)	(149)	(198)	359
Alger Small Cap Growth Portfolio - Class I-2	495	(5)	18	(27)	(14)	13	(150)	(137)	(151)	344
Federated Fund for U.S. Government Securities II	327	10	2	3	15	19	(48)	(29)	(14)	313
Federated High Income Bond Fund II - Primary Shares	1,063	83	(17)	(29)	37	148	(258)	(110)	(73)	990
Federated Kaufmann Fund II - Primary Shares	181	-	4	(26)	(22)	7	(37)	(30)	(52)	129
Federated Managed Volatility Fund II	344	9	2	2	13	34	(19)	15	28	372
Federated Quality Bond Fund II - Primary Shares	176	7	2	(7)	2	16	(12)	4	6	182
Fidelity VIP Contrafund Portfolio - Service Class 2	2,523	(11)	(254)	172	(93)	472	(709)	(237)	(330)	2,193
Fidelity VIP Equity-Income Portfolio - Service Class 2	400	10	(37)	4	(23)	442	(82)	360	337	737
Fidelity VIP Growth and Income - Service Class 2	196	1	(10)	9	-	26	(38)	(12)	(12)	184
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	304	(4)	(6)	10	-	43	(26)	17	17	321
Fidelity VIP Growth Strategies Portfolio - Service Class 2	177	(3)	-	(24)	(27)	62	(1)	61	34	211
Fidelity VIP Index 500 Portfolio - Service Class 2	1,556	5	(66)	59	(2)	93	(423)	(330)	(332)	1,224
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	735	8	36	(6)	38	29	(286)	(257)	(219)	516
Fidelity VIP Mid Cap Portfolio - Service Class 2	3,601	(37)	(179)	(167)	(383)	308	(1,285)	(977)	(1,360)	2,241
Fidelity VIP Money Market Portfolio - Service Class 2	2,651	(33)	-	-	(33)	5,164	(5,565)	(401)	(434)	2,217
Fidelity VIP Value Leaders Portfolio - Service Class 2	138	-	(2)	(10)	(12)	6	(7)	(1)	(13)	125
Fidelity VIP Value Portfolio - Service Class 2	177	(1)	(9)	3	(7)	16	(28)	(12)	(19)	158
Fidelity VIP Value Strategies - Service Class 2	493	(2)	62	(94)	(34)	4	(200)	(196)	(230)	263
Invesco V.I. Utilities Fund - Series I	404	7	(75)	117	49	25	(156)	(131)	(82)	322
Invesco V.I. Capital Development Fund - Series I	-	-	-	(3)	(3)	25	(4)	21	18	18
Invesco V.I. Dividend Growth Fund - Series I	-	-	-	(3)	(3)	36	-	36	33	33
Invesco V.I. Dynamics Fund - Series I	21	-	5	(3)	2	-	(23)	(23)	(21)	-
Invesco V.I. Financial Services Fund - Series I	27	-	1	-	1	2	(30)	(28)	(27)	-
Invesco V.I. Global Health Care Fund - Series I	42	(1)	(1)	1	(1)	16	(3)	13	12	54
Invesco V.I. Global Real Estate Fund - Series I	595	13	(84)	33	(38)	38	(130)	(92)	(130)	465
Invesco V.I. Small Cap Equity Fund - Series I	219	(3)	1	(4)	(6)	22	(15)	7	1	220
Invesco V.I. Technology Fund - Series I	153	(2)	24	(31)	(9)	36	(63)	(27)	(36)	117
MFS Core Equity Series - Initial Class	27	-	(1)	-	(1)	-	(12)	(12)	(13)	14
See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statement of Changes in Net Assets
As of December 31, 2011
(Amounts in thousands)
		Changes from operations:				Changes from policy transactions:
	Net assets at December 31, 2010	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation (depreciation) of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2011
Wealthquest III Variable Annuity - No Rider
MFS Growth Series - Initial Class	$115	$(1)	$-	$(1)	$(2)	$3	$(9)	$(6)	$(8)	$107
MFS Investors Trust Series - Initial Class	242	-	2	(10)	(8)	26	(169)	(143)	(151)	91
MFS Research Series - Initial Class	7	-	-	-	-	1	(3)	(2)	(2)	5
T. Rowe Price Equity Income Portfolio	1,977	10	(103)	64	(29)	202	(366)	(164)	(193)	1,784
T. Rowe Price International Stock Portfolio	1,430	3	(7)	(163)	(167)	103	(342)	(239)	(406)	1,024
T. Rowe Price Limited-Term Bond Portfolio	679	8	10	(15)	3	71	(193)	(122)	(119)	560
T. Rowe Price Mid-Cap Growth Portfolio	252	(2)	24	(18)	4	-	(150)	(150)	(146)	106
Wealthquest III Variable Annuity - 6 yr Ratchet
Alger Balanced Portfolio - Class I-2	129	-	4	(3)	1	1	(98)	(97)	(96)	33
Alger Capital Appreciation Portfolio - Class I-2	137	(2)	15	(14)	(1)	1	(40)	(39)	(40)	97
Alger Growth & Income Portfolio - Class I-2	153	-	(8)	15	7	-	(53)	(53)	(46)	107
Alger Large Cap Growth Portfolio - Class I-2	119	-	4	(4)	-	1	(40)	(39)	(39)	80
Alger Mid Cap Growth Portfolio - Class I-2	190	(1)	8	(22)	(15)	-	(19)	(19)	(34)	156
Alger Small Cap Growth Portfolio - Class I-2	232	(1)	20	(10)	9	(1)	(200)	(201)	(192)	40
Federated Fund for U.S. Government Securities II	17	-	-	-	-	-	(6)	(6)	(6)	11
Federated High Income Bond Fund II - Primary Shares	445	16	75	(78)	13	2	(370)	(368)	(355)	90
Federated Kaufmann Fund II - Primary Shares	10	-	-	(1)	(1)	-	(3)	(3)	(4)	6
Federated Managed Volatility Fund II	39	1	-	-	1	-	(4)	(4)	(3)	36
Federated Quality Bond Fund II - Primary Shares	207	1	2	(2)	1	1	(174)	(173)	(172)	35
Fidelity VIP Contrafund Portfolio - Service Class 2	329	(2)	(11)	4	(9)	2	(65)	(63)	(72)	257
Fidelity VIP Equity-Income Portfolio - Service Class 2	60	-	2	(3)	(1)	1	(14)	(13)	(14)	46
Fidelity VIP Growth and Income - Service Class 2	47	-	-	-	-	-	(1)	(1)	(1)	46
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	16	-	-	-	-	-	-	-	-	16
Fidelity VIP Growth Strategies Portfolio - Service Class 2	26	-	-	(3)	(3)	1	-	1	(2)	24
Fidelity VIP Index 500 Portfolio - Service Class 2	312	1	(11)	14	4	-	(86)	(86)	(82)	230
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	221	-	(9)	9	-	2	(194)	(192)	(192)	29
Fidelity VIP Mid Cap Portfolio - Service Class 2	678	(6)	62	(96)	(40)	2	(286)	(284)	(324)	354
Fidelity VIP Money Market Portfolio - Service Class 2	557	(7)	-	-	(7)	56	(126)	(70)	(77)	480
Fidelity VIP Value Leaders Portfolio - Service Class 2	35	-	-	(3)	(3)	-	(1)	(1)	(4)	31
Fidelity VIP Value Portfolio - Service Class 2	44	(1)	-	(2)	(3)	1	(1)	-	(3)	41
Fidelity VIP Value Strategies - Service Class 2	58	(1)	-	(6)	(7)	2	(6)	(4)	(11)	47
Invesco V.I. Utilities Fund - Series I	28	1	-	3	4	-	(1)	(1)	3	31
Invesco V.I. Dividend Growth Fund - Series I	-	-	-	(1)	(1)	8	-	8	7	7
Invesco V.I. Financial Services Fund - Series I	7	-	-	-	-	-	(7)	(7)	(7)	-
Invesco V.I. Global Health Care Fund - Series I	48	(1)	4	(1)	2	1	(25)	(24)	(22)	26
Invesco V.I. Global Real Estate Fund - Series I	27	1	-	(3)	(2)	-	-	-	(2)	25
Invesco V.I. Small Cap Equity Fund - Series I	1	-	-	-	-	1	-	1	1	2
Invesco V.I. Technology Fund - Series I	35	-	1	(3)	(2)	1	(6)	(5)	(7)	28
MFS Core Equity Series - Initial Class	30	-	-	(1)	(1)	1	-	1	-	30
MFS Growth Series - Initial Class	42	-	6	(6)	-	-	(20)	(20)	(20)	22
MFS Investors Trust Series - Initial Class	72	-	-	(2)	(2)	-	(1)	(1)	(3)	69
See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statement of Changes in Net Assets
As of December 31, 2011
(Amounts in thousands)
		Changes from operations:				Changes from policy transactions:
	Net assets at December 31, 2010	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation (depreciation) of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2011
Wealthquest III Variable Annuity - 6 yr Ratchet
T. Rowe Price Equity Income Portfolio	$650	$2	$(47)	$42	$(3)	$2	$(184)	$(182)	$(185)	$465
T. Rowe Price International Stock Portfolio	199	-	11	(26)	(15)	1	(83)	(82)	(97)	102
T. Rowe Price Limited-Term Bond Portfolio	67	-	-	(1)	(1)	2	(18)	(16)	(17)	50
T. Rowe Price Mid-Cap Growth Portfolio	185	-	11	(1)	10	-	(191)	(191)	(181)	4
Wealthquest III Variable Anniuty - 3% Rollup
Alger Capital Appreciation Portfolio - Class I-2	2	-	-	-	-	(1)	-	(1)	(1)	1
Alger Growth & Income Portfolio - Class I-2	1	-	-	-	-	-	-	-	-	1
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	8	-	-	-	-	-	-	-	-	8
Fidelity VIP Mid Cap Portfolio - Service Class 2	11	-	-	(1)	(1)	-	(1)	(1)	(2)	9
Fidelity VIP Money Market Portfolio - Service Class 2	7	-	-	-	-	(1)	-	(1)	(1)	6
Wealthquest III Variable Annuity - 5% Rollup
Alger Balanced Portfolio - Class I-2	19	1	-	(1)	-	3	(3)	-	-	19
Alger Capital Appreciation Portfolio - Class I-2	50	(1)	1	(1)	(1)	-	(2)	(2)	(3)	47
Alger Growth & Income Portfolio - Class I-2	99	-	1	4	5	-	(7)	(7)	(2)	97
Alger Large Cap Growth Portfolio - Class I-2	186	(1)	10	(12)	(3)	2	(18)	(16)	(19)	167
Alger Mid Cap Growth Portfolio - Class I-2	220	(2)	(1)	(17)	(20)	1	(1)	-	(20)	200
Alger Small Cap Growth Portfolio - Class I-2	188	(3)	-	(6)	(9)	2	(1)	1	(8)	180
Federated High Income Bond Fund II - Primary Shares	199	14	-	(8)	6	83	(3)	80	86	285
Federated Kaufmann Fund II - Primary Shares	51	-	1	(5)	(4)	(1)	(17)	(18)	(22)	29
Federated Managed Volatility Fund II	54	1	6	(5)	2	-	(23)	(23)	(21)	33
Federated Quality Bond Fund II - Primary Shares	94	4	-	(2)	2	1	(15)	(14)	(12)	82
Fidelity VIP Contrafund Portfolio - Service Class 2	502	(4)	(22)	11	(15)	1	(102)	(101)	(116)	386
Fidelity VIP Equity-Income Portfolio - Service Class 2	58	-	3	(4)	(1)	12	(21)	(9)	(10)	48
Fidelity VIP Growth and Income - Service Class 2	14	-	(4)	3	(1)	1	(10)	(9)	(10)	4
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	77	(1)	4	(1)	2	1	(21)	(20)	(18)	59
Fidelity VIP Growth Strategies Portfolio - Service Class 2	1	-	-	-	-	-	(1)	(1)	(1)	-
Fidelity VIP Index 500 Portfolio - Service Class 2	441	-	(4)	2	(2)	5	(44)	(39)	(41)	400
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	38	1	2	1	4	34	(14)	20	24	62
Fidelity VIP Mid Cap Portfolio - Service Class 2	350	(4)	19	(46)	(31)	4	(108)	(104)	(135)	215
Fidelity VIP Money Market Portfolio - Service Class 2	418	(6)	-	-	(6)	2,191	(2,362)	(171)	(177)	241
Fidelity VIP Value Portfolio - Service Class 2	31	-	(4)	3	(1)	(1)	(9)	(10)	(11)	20
Fidelity VIP Value Strategies - Service Class 2	42	(1)	(1)	(3)	(5)	1	(1)	-	(5)	37
Invesco V.I. Utilities Fund - Series I	18	1	-	2	3	-	(1)	(1)	2	20
Invesco V.I. Capital Development Fund - Series I	-	-	-	(1)	(1)	7	-	7	6	6
Invesco V.I. Dividend Growth Fund - Series I	-	-	-	(1)	(1)	17	-	17	16	16
Invesco V.I. Dynamics Fund - Series I	7	-	2	(1)	1	(1)	(7)	(8)	(7)	-
Invesco V.I. Financial Services Fund - Series I	14	-	-	-	-	1	(15)	(14)	(14)	-
Invesco V.I. Global Health Care Fund - Series I	21	-	-	1	1	(1)	-	(1)	-	21
Invesco V.I. Global Real Estate Fund - Series I	90	1	(26)	21	(4)	-	(26)	(26)	(30)	60
Invesco V.I. Technology Fund - Series I	1	-	-	-	-	2	(2)	-	-	1
MFS Core Equity Series - Initial Class	79	-	-	(2)	(2)	-	-	-	(2)	77
See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statement of Changes in Net Assets
As of December 31, 2011
(Amounts in thousands)
		Changes from operations:				Changes from policy transactions:
	Net assets at December 31, 2010	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation (depreciation) of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2011
Wealthquest III Variable Annuity - 5% Rollup
MFS Growth Series - Initial Class	$138	$(2)	$2	$(2)	$(2)	$-	$(3)	$(3)	$(5)	$133
MFS Investors Trust Series - Initial Class	11	-	-	-	-	(1)	-	(1)	(1)	10
MFS Research Series - Initial Class	22	-	-	-	-	(1)	-	(1)	(1)	21
T. Rowe Price Equity Income Portfolio	526	1	(9)	(2)	(10)	6	(72)	(66)	(76)	450
T. Rowe Price International Stock Portfolio	118	-	(16)	5	(11)	3	(53)	(50)	(61)	57
T. Rowe Price Limited-Term Bond Portfolio	197	2	2	(3)	1	-	(2)	(2)	(1)	196
T. Rowe Price Mid-Cap Growth Portfolio	145	(2)	21	(21)	(2)	-	(24)	(24)	(26)	119
WealthQuest III Group Unallocated Variable Annuity
Alger Balanced Portfolio - Class I-2	1,086	28	130	(167)	(9)	177	(665)	(488)	(497)	589
Alger Capital Appreciation Portfolio - Class I-2	1,223	(3)	251	(244)	4	320	(804)	(484)	(480)	743
Alger Growth & Income Portfolio - Class I-2	391	6	83	(66)	23	44	(277)	(233)	(210)	181
Alger Large Cap Growth Portfolio - Class I-2	1,002	7	105	(146)	(34)	586	(1,307)	(721)	(755)	247
Alger Mid Cap Growth Portfolio - Class I-2	1,345	-	205	(287)	(82)	106	(557)	(451)	(533)	812
Alger Small Cap Growth Portfolio - Class I-2	1,435	(4)	210	(225)	(19)	131	(703)	(572)	(591)	844
Federated Fund for U.S. Government Securities II	874	30	2	10	42	342	(486)	(144)	(102)	772
Federated High Income Bond Fund II - Primary Shares	1,772	151	176	(248)	79	740	(1,079)	(339)	(260)	1,512
Federated Kaufmann Fund II - Primary Shares	778	6	31	(123)	(86)	95	(424)	(329)	(415)	363
Federated Managed Volatility Fund II	998	36	39	(33)	42	216	(337)	(121)	(79)	919
Federated Quality Bond Fund II - Primary Shares	419	23	4	(23)	4	858	(387)	471	475	894
Fidelity VIP Asset Manager Portfolio - Service Class 2	5	-	-	-	-	-	-	-	-	5
Fidelity VIP Contrafund Portfolio - Service Class 2	4,179	12	(10)	(81)	(79)	392	(1,690)	(1,298)	(1,377)	2,802
Fidelity VIP Equity-Income Portfolio - Service Class 2	149	4	24	(28)	-	202	(154)	48	48	197
Fidelity VIP Growth and Income - Service Class 2	343	1	37	(43)	(5)	40	(254)	(214)	(219)	124
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	678	(2)	129	(118)	9	103	(338)	(235)	(226)	452
Fidelity VIP Growth Strategies Portfolio - Service Class 2	690	(2)	106	(162)	(58)	116	(280)	(164)	(222)	468
Fidelity VIP Index 500 Portfolio - Service Class 2	2,466	22	391	(360)	53	345	(1,374)	(1,029)	(976)	1,490
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	1,025	13	9	14	36	191	(758)	(567)	(531)	494
Fidelity VIP Mid Cap Portfolio - Service Class 2	3,832	(10)	279	(600)	(331)	407	(1,582)	(1,175)	(1,506)	2,326
Fidelity VIP Money Market Portfolio - Service Class 2	11,594	(36)	-	-	(36)	5,236	(6,684)	(1,448)	(1,484)	10,110
Fidelity VIP Value Leaders Portfolio - Service Class 2	160	1	29	(41)	(11)	31	(71)	(40)	(51)	109
Fidelity VIP Value Portfolio - Service Class 2	342	-	63	(59)	4	37	(217)	(180)	(176)	166
Fidelity VIP Value Strategies - Service Class 2	635	2	130	(184)	(52)	289	(343)	(54)	(106)	529
Invesco V.I. Utilities Fund - Series I	804	21	87	4	112	191	(412)	(221)	(109)	695
Invesco V.I. Capital Development Fund - Series I	-	-	(1)	(14)	(15)	105	(13)	92	77	77
Invesco V.I. Dividend Growth Fund - Series I	-	-	(10)	(6)	(16)	263	(130)	133	117	117
Invesco V.I. Dynamics Fund - Series I	95	-	45	(34)	11	7	(113)	(106)	(95)	-
Invesco V.I. Financial Services Fund - Series I	228	-	25	(12)	13	8	(249)	(241)	(228)	-
Invesco V.I. Global Health Care Fund - Series I	427	(1)	64	(50)	13	148	(212)	(64)	(51)	376
Invesco V.I. Global Real Estate Fund - Series I	1,300	27	289	(354)	(38)	187	(855)	(668)	(706)	594
Invesco V.I. Small Cap Equity Fund - Series I	798	(3)	120	(146)	(29)	236	(371)	(135)	(164)	634
Invesco V.I. Technology Fund - Series I	791	(1)	156	(180)	(25)	113	(464)	(351)	(376)	415
See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statement of Changes in Net Assets
As of December 31, 2011
(Amounts in thousands)

		Changes from operations:				Changes from policy transactions:
	Net assets at December 31, 2010	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation (depreciation) of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2011
WealthQuest III Group Unallocated Variable Annuity
MFS Core Equity Series - Initial Class	$97	$1	$2	$(5)	$(2)	$23	$(14)	$9	$7	$104
MFS Growth Series - Initial Class	660	(1)	89	(94)	(6)	249	(310)	(61)	(67)	593
MFS Investors Trust Series - Initial Class	167	-	7	(12)	(5)	22	(41)	(19)	(24)	143
MFS Research Series - Initial Class	472	2	36	(43)	(5)	58	(142)	(84)	(89)	383
T. Rowe Price Equity Income Portfolio	3,347	39	(50)	12	1	498	(1,419)	(921)	(920)	2,427
T. Rowe Price International Stock Portfolio	3,235	25	500	(859)	(334)	304	(1,385)	(1,081)	(1,415)	1,820
T. Rowe Price Limited-Term Bond Portfolio	1,964	39	12	(28)	23	454	(796)	(342)	(319)	1,645
T. Rowe Price Mid-Cap Growth Portfolio	1,379	(3)	456	(425)	28	115	(1,048)	(933)	(905)	474
See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statement of Changes in Net Assets
As of December 31, 2010
(Amounts in thousands)

		Changes from operations:				Changes from policy transactions:
	Net assets at December 31, 2009	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation (depreciation) of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2010
Wealthquest Variable Annuity II
Alger Balanced Portfolio - Class I-2	$225	$4	$(3)	$19	$20	$8	$(8)	$-	$20	$245
Alger Capital Appreciation Portfolio - Class I-2	86	1	6	3	10	2	(24)	(22)	(12)	74
Alger Growth & Income Portfolio - Class I-2	58	-	-	6	6	-	-	-	6	64
Alger Large Cap Growth Portfolio - Class I-2	145	(1)	1	15	15	6	(9)	(3)	12	157
Alger Mid Cap Growth Portfolio - Class I-2	206	(3)	(22)	73	48	154	(28)	126	174	380
Alger Small Cap Growth Portfolio - Class I-2	80	(1)	-	20	19	2	-	2	21	101
American National Balanced Portfolio	321	2	(9)	23	16	-	(337)	(337)	(321)	-
American National Equity Income Portfolio	935	6	(209)	268	65	-	(1,000)	(1,000)	(935)	-
American National Growth Portfolio	555	(1)	72	(36)	35	-	(590)	(590)	(555)	-
American National Money Market Portfolio	480	(2)	-	-	(2)	1	(479)	(478)	(480)	-
Federated Equity Income Fund II	71	2	(9)	9	2	-	(73)	(73)	(71)	-
Federated Fund for U.S. Government Securities II	453	15	3	1	19	95	(91)	4	23	476
Federated High Income Bond Fund II - Primary Shares	390	29	(8)	30	51	30	(77)	(47)	4	394
Federated Kaufmann Fund II - Primary Shares	-	(2)	2	31	31	265	(48)	217	248	248
Federated Managed Volatility Fund II	11	-	-	7	7	78	(8)	70	77	88
Federated Mid Cap Growth Strategies Fund II	259	(1)	(89)	99	9	-	(268)	(268)	(259)	-
Fidelity VIP Asset Manager Portfolio - Initial Class	214	1	-	27	28	15	(18)	(3)	25	239
Fidelity VIP Asset Manager: Growth Portfolio - Initial Class	374	-	(1)	55	54	1	(21)	(20)	34	408
Fidelity VIP Contrafund Portfolio - Initial Class	1,801	(1)	(53)	316	262	38	(289)	(251)	11	1,812
Fidelity VIP Growth Opportunities Portfolio - Initial Class	437	(4)	11	84	91	4	(46)	(42)	49	486
Fidelity VIP Index 500 Portfolio - Initial Class	1,669	11	16	184	211	56	(248)	(192)	19	1,688
Fidelity VIP Money Market Portfolio - Service Class 2	-	(14)	1	-	(13)	2,360	(937)	1,423	1,410	1,410
Lazard Retirement Emerging Markets Portfolio	260	(1)	(21)	64	42	10	(88)	(78)	(36)	224
Lazard Retirement Small/Mid Cap Portfolio	239	(2)	-	51	49	-	(29)	(29)	20	259
MFS Core Equity Series - Initial Class	204	1	9	20	30	2	(44)	(42)	(12)	192
MFS Growth Series - Initial Class	605	(7)	26	56	75	3	(90)	(87)	(12)	593
MFS Investors Trust Series - Initial Class	164	2	(3)	17	16	1	(38)	(37)	(21)	143
MFS Research Series - Initial Class	272	(1)	(7)	43	35	1	(37)	(36)	(1)	271
T. Rowe Price Equity Income Portfolio	881	8	(73)	166	101	213	(261)	(48)	53	934
T. Rowe Price International Stock Portfolio	324	(2)	(15)	54	37	3	(61)	(58)	(21)	303
T. Rowe Price Limited-Term Bond Portfolio	137	2	1	(1)	2	1	(32)	(31)	(29)	108
T. Rowe Price Mid-Cap Growth Portfolio	791	(11)	34	173	196	7	(140)	(133)	63	854
Van Eck VIP Emerging Markets Fund	362	(2)	(47)	126	77	13	(78)	(65)	12	374
Van Eck VIP Global Hard Assets Fund	120	(1)	(1)	30	28	3	(34)	(31)	(3)	117
Investrac Gold Variable Annuity
American National Balanced Portfolio	453	1	(3)	25	23	2	(478)	(476)	(453)	-
American National Equity Income Portfolio	1,432	10	(232)	321	99	30	(1,561)	(1,531)	(1,432)	-
American National Growth Portfolio	839	(2)	(103)	158	53	4	(896)	(892)	(839)	-
American National Money Market Portfolio	453	(2)	-	-	(2)	1	(452)	(451)	(453)	-
See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statement of Changes in Net Assets
As of December 31, 2010
(Amounts in thousands)
		Changes from operations:				Changes from policy transactions:
	Net assets at December 31, 2009	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation (depreciation) of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2010
Investrac Gold Variable Annuity
Fidelity VIP Asset Manager Portfolio - Initial Class	$113	$-	$(1)	$12	$11	$1	$(32)	$(31)	$(20)	$93
Fidelity VIP Asset Manager: Growth Portfolio - Initial Class	297	(1)	(7)	46	38	12	(64)	(52)	(14)	283
Fidelity VIP Balanced Portfolio - Initial Class	84	-	11	(6)	5	7	(80)	(73)	(68)	16
Fidelity VIP Contrafund Portfolio - Initial Class	1,830	(3)	(39)	318	276	182	(223)	(41)	235	2,065
Fidelity VIP Equity-Income Portfolio - Initial Class	831	4	(13)	121	112	120	(90)	30	142	973
Fidelity VIP Growth - Initial Class	894	(10)	(106)	290	174	68	(197)	(129)	45	939
Fidelity VIP Growth and Income - Initial Class	49	-	(3)	10	7	15	(8)	7	14	63
Fidelity VIP Growth Opportunities Portfolio - Initial Class	10	-	-	3	3	7	(6)	1	4	14
Fidelity VIP High Income - Initial Class	136	9	(4)	12	17	15	(25)	(10)	7	143
Fidelity VIP Index 500 Portfolio - Initial Class	1,655	8	2	189	199	82	(253)	(171)	28	1,683
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	411	13	7	11	31	125	(1)	124	155	566
Fidelity VIP Mid Cap Portfolio - Initial Class	507	(5)	(42)	181	134	231	(180)	51	185	692
Fidelity VIP Money Market Portfolio - Initial Class	612	(24)	1	-	(23)	3,087	(1,149)	1,938	1,915	2,527
Fidelity VIP Overseas Portfolio - Initial Class	439	-	(4)	51	47	25	(48)	(23)	24	463
T. Rowe Price Equity Income Portfolio	106	(1)	(12)	30	17	108	(28)	80	97	203
T. Rowe Price International Stock Portfolio	103	-	(3)	18	15	39	(12)	27	42	145
T. Rowe Price Mid-Cap Growth Portfolio	395	(5)	19	91	105	28	(24)	4	109	504
Wealthquest III Variable Annuity - No Rider
Alger Balanced Portfolio - Class I-2	1,077	19	(161)	197	55	196	(465)	(269)	(214)	863
Alger Capital Appreciation Portfolio - Class I-2	583	(6)	(23)	96	67	103	(139)	(36)	31	614
Alger Growth & Income Portfolio - Class I-2	91	1	-	10	11	2	-	2	13	104
Alger Large Cap Growth Portfolio - Class I-2	270	(2)	1	32	31	33	(32)	1	32	302
Alger Mid Cap Growth Portfolio - Class I-2	637	(7)	(155)	249	87	24	(191)	(167)	(80)	557
Alger Small Cap Growth Portfolio - Class I-2	463	(6)	2	105	101	11	(80)	(69)	32	495
American National Balanced Portfolio	823	4	(49)	87	42	32	(897)	(865)	(823)	-
American National Equity Income Portfolio	560	4	(127)	161	38	9	(607)	(598)	(560)	-
American National Growth Portfolio	202	-	18	(4)	14	1	(217)	(216)	(202)	-
American National Money Market Portfolio	3,355	(10)	-	-	(10)	393	(3,738)	(3,345)	(3,355)	-
Federated Equity Income Fund II	240	9	(68)	64	5	-	(245)	(245)	(240)	-
Federated Fund for U.S. Government Securities II	182	10	1	-	11	170	(36)	134	145	327
Federated High Income Bond Fund II - Primary Shares	1,143	76	(58)	111	129	219	(428)	(209)	(80)	1,063
Federated Kaufmann Fund II - Primary Shares	95	(2)	(16)	41	23	156	(93)	63	86	181
Federated Managed Volatility Fund II	49	(2)	(2)	28	24	306	(35)	271	295	344
Federated Mid Cap Growth Strategies Fund II	131	-	10	(5)	5	-	(136)	(136)	(131)	-
Federated Quality Bond Fund II - Primary Shares	193	7	4	2	13	111	(141)	(30)	(17)	176
Fidelity VIP Contrafund Portfolio - Service Class 2	2,599	(11)	(340)	711	360	230	(666)	(436)	(76)	2,523
Fidelity VIP Equity-Income Portfolio - Service Class 2	347	2	(22)	68	48	37	(32)	5	53	400
Fidelity VIP Growth and Income - Service Class 2	188	-	(21)	43	22	31	(45)	(14)	8	196
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	264	(4)	(21)	82	57	80	(97)	(17)	40	304
Fidelity VIP Growth Strategies Portfolio - Service Class 2	232	(2)	(50)	90	38	17	(110)	(93)	(55)	177
Fidelity VIP Index 500 Portfolio - Service Class 2	1,673	6	(39)	237	204	138	(459)	(321)	(117)	1,556
See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statement of Changes in Net Assets
As of December 31, 2010
(Amounts in thousands)
		Changes from operations:				Changes from policy transactions:
	Net assets at December 31, 2009	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation (depreciation) of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2010
Wealthquest III Variable Annuity - No Rider
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	$265	$20	$11	$-	$31	$562	$(123)	$439	$470	$735
Fidelity VIP Mid Cap Portfolio - Service Class 2	2,766	(38)	(120)	916	758	738	(661)	77	835	3,601
Fidelity VIP Money Market Portfolio - Service Class 2	-	(28)	2	-	(26)	6,427	(3,750)	2,677	2,651	2,651
Fidelity VIP Value Leaders Portfolio - Service Class 2	33	1	(2)	18	17	93	(5)	88	105	138
Fidelity VIP Value Portfolio - Service Class 2	116	-	(9)	34	25	61	(25)	36	61	177
Fidelity VIP Value Strategies - Service Class 2	280	(3)	(40)	130	87	226	(100)	126	213	493
Invesco V.I. Utilities Fund - Series I	523	11	(120)	125	16	35	(170)	(135)	(119)	404
Invesco V.I. Dynamics Fund - Series I	18	-	(1)	5	4	1	(2)	(1)	3	21
Invesco V.I. Financial Services Fund - Series I	25	-	(36)	35	(1)	23	(20)	3	2	27
Invesco V.I. Global Health Care Fund - Series I	35	(2)	-	3	1	9	(3)	6	7	42
Invesco V.I. Global Real Estate Fund - Series I	615	20	(258)	318	80	88	(188)	(100)	(20)	595
Invesco V.I. Small Cap Equity Fund - Series I	155	(2)	(1)	50	47	28	(11)	17	64	219
Invesco V.I. Technology Fund - Series I	170	(2)	2	27	27	32	(76)	(44)	(17)	153
MFS Core Equity Series - Initial Class	35	-	2	2	4	5	(17)	(12)	(8)	27
MFS Growth Series - Initial Class	139	(1)	1	14	14	23	(61)	(38)	(24)	115
MFS Investors Trust Series - Initial Class	225	(1)	2	20	21	6	(10)	(4)	17	242
MFS Research Series - Initial Class	6	-	(1)	2	1	5	(5)	-	1	7
T. Rowe Price Equity Income Portfolio	2,221	13	(290)	542	265	263	(772)	(509)	(244)	1,977
T. Rowe Price International Stock Portfolio	1,091	(3)	(244)	418	171	658	(490)	168	339	1,430
T. Rowe Price Limited-Term Bond Portfolio	770	12	7	(5)	14	52	(157)	(105)	(91)	679
T. Rowe Price Mid-Cap Growth Portfolio	242	(3)	17	44	58	-	(48)	(48)	10	252
Wealthquest III Variable Annuity - 6 yr Ratchet
Alger Balanced Portfolio - Class I-2	65	2	(8)	16	10	78	(24)	54	64	129
Alger Capital Appreciation Portfolio - Class I-2	339	(3)	8	8	13	2	(217)	(215)	(202)	137
Alger Growth & Income Portfolio - Class I-2	160	1	(6)	20	15	1	(23)	(22)	(7)	153
Alger Large Cap Growth Portfolio - Class I-2	110	(1)	-	13	12	-	(3)	(3)	9	119
Alger Mid Cap Growth Portfolio - Class I-2	423	(3)	(64)	106	39	3	(275)	(272)	(233)	190
Alger Small Cap Growth Portfolio - Class I-2	36	-	-	14	14	186	(4)	182	196	232
American National Balanced Portfolio	93	-	(3)	8	5	1	(99)	(98)	(93)	-
American National Equity Income Portfolio	118	-	(29)	36	7	-	(125)	(125)	(118)	-
American National Growth Portfolio	83	(1)	22	(16)	5	-	(88)	(88)	(83)	-
American National Money Market Portfolio	261	(2)	-	-	(2)	214	(473)	(259)	(261)	-
Federated Equity Income Fund II	31	4	(2)	1	3	79	(113)	(34)	(31)	-
Federated Fund for U.S. Government Securities II	34	1	-	-	1	1	(19)	(18)	(17)	17
Federated High Income Bond Fund II - Primary Shares	972	63	160	(141)	82	60	(669)	(609)	(527)	445
Federated Kaufmann Fund II - Primary Shares	7	-	(1)	2	1	12	(10)	2	3	10
Federated Managed Volatility Fund II	4	1	(3)	2	-	113	(78)	35	35	39
Federated Mid Cap Growth Strategies Fund II	12	-	(2)	2	-	-	(12)	(12)	(12)	-
Federated Quality Bond Fund II - Primary Shares	40	(1)	6	(3)	2	333	(168)	165	167	207
Fidelity VIP Contrafund Portfolio - Service Class 2	354	(1)	(45)	93	47	5	(77)	(72)	(25)	329
Fidelity VIP Equity-Income Portfolio - Service Class 2	54	-	(14)	27	13	76	(83)	(7)	6	60
See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statement of Changes in Net Assets
As of December 31, 2010
(Amounts in thousands)
		Changes from operations:				Changes from policy transactions:
	Net assets at December 31, 2009	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation (depreciation) of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2010
Wealthquest III Variable Annuity - 6 yr Ratchet
Fidelity VIP Growth and Income - Service Class 2	$44	$-	$(1)	$7	$6	$-	$(3)	$(3)	$3	$47
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	13	-	-	3	3	-	-	-	3	16
Fidelity VIP Growth Strategies Portfolio - Service Class 2	21	-	-	5	5	-	-	-	5	26
Fidelity VIP Index 500 Portfolio - Service Class 2	318	2	(7)	43	38	10	(54)	(44)	(6)	312
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	31	10	(1)	(10)	(1)	409	(218)	191	190	221
Fidelity VIP Mid Cap Portfolio - Service Class 2	546	(7)	(34)	164	123	214	(205)	9	132	678
Fidelity VIP Money Market Portfolio - Service Class 2	-	(5)	-	-	(5)	676	(114)	562	557	557
Fidelity VIP Value Leaders Portfolio - Service Class 2	32	-	-	3	3	-	-	-	3	35
Fidelity VIP Value Portfolio - Service Class 2	41	-	11	(8)	3	40	(40)	-	3	44
Fidelity VIP Value Strategies - Service Class 2	155	(3)	(8)	3	(8)	237	(326)	(89)	(97)	58
Invesco V.I. Utilities Fund - Series I	52	-	(7)	8	1	2	(27)	(25)	(24)	28
Invesco V.I. Dynamics Fund - Series I	14	-	8	(5)	3	-	(17)	(17)	(14)	-
Invesco V.I. Financial Services Fund - Series I	7	(1)	(29)	5	(25)	235	(210)	25	-	7
Invesco V.I. Global Health Care Fund - Series I	46	-	-	2	2	-	-	-	2	48
Invesco V.I. Global Real Estate Fund - Series I	23	1	-	3	4	-	-	-	4	27
Invesco V.I. Small Cap Equity Fund - Series I	1	-	-	-	-	-	-	-	-	1
Invesco V.I. Technology Fund - Series I	193	(2)	40	(22)	16	45	(219)	(174)	(158)	35
MFS Core Equity Series - Initial Class	26	-	-	4	4	-	-	-	4	30
MFS Growth Series - Initial Class	36	1	-	5	6	-	-	-	6	42
MFS Investors Trust Series - Initial Class	67	(1)	-	7	6	-	(1)	(1)	5	72
MFS Research Series - Initial Class	-	-	-	-	-	-	-	-	-	-
T. Rowe Price Equity Income Portfolio	503	4	(28)	101	77	142	(72)	70	147	650
T. Rowe Price International Stock Portfolio	396	(3)	20	20	37	79	(313)	(234)	(197)	199
T. Rowe Price Limited-Term Bond Portfolio	63	1	-	(1)	-	175	(171)	4	4	67
T. Rowe Price Mid-Cap Growth Portfolio	17	-	-	4	4	167	(3)	164	168	185
Wealthquest III Variable Anniuty - 3% Rollup
Alger Capital Appreciation Portfolio - Class I-2	2	-	-	-	-	-	-	-	-	2
Alger Growth & Income Portfolio - Class I-2	1	-	-	-	-	-	-	-	-	1
American National Balanced Portfolio	6	1	-	-	1	-	(7)	(7)	(6)	-
Fidelity VIP Contrafund Portfolio - Service Class 2	2	-	(1)	1	-	-	(2)	(2)	(2)	-
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	-	-	-	-	-	8	-	8	8	8
Fidelity VIP Mid Cap Portfolio - Service Class 2	9	-	-	2	2	-	-	-	2	11
Fidelity VIP Money Market Portfolio - Service Class 2	-	-	-	-	-	7	-	7	7	7
Fidelity VIP Value Leaders Portfolio - Service Class 2	4	-	(2)	2	-	-	(4)	(4)	(4)	-
T. Rowe Price Equity Income Portfolio	8	-	(3)	3	-	-	(8)	(8)	(8)	-
Wealthquest III Variable Annuity - 5% Rollup
Alger Balanced Portfolio - Class I-2	11	(1)	5	4	8	66	(66)	-	8	19
Alger Capital Appreciation Portfolio - Class I-2	35	-	1	5	6	12	(3)	9	15	50
Alger Growth & Income Portfolio - Class I-2	90	(1)	-	10	9	-	-	-	9	99
Alger Large Cap Growth Portfolio - Class I-2	191	(2)	4	17	19	-	(24)	(24)	(5)	186
Alger Mid Cap Growth Portfolio - Class I-2	188	(3)	(2)	38	33	-	(1)	(1)	32	220
See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statement of Changes in Net Assets
As of December 31, 2010
(Amounts in thousands)
		Changes from operations:				Changes from policy transactions:
	Net assets at December 31, 2009	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation (depreciation) of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2010
Wealthquest III Variable Annuity - 5% Rollup
Alger Small Cap Growth Portfolio - Class I-2	$126	$(1)	$5	$32	$36	$68	$(42)	$26	$62	$188
American National Balanced Portfolio	121	2	(5)	10	7	-	(128)	(128)	(121)	-
American National Equity Income Portfolio	75	1	(19)	24	6	-	(81)	(81)	(75)	-
American National Money Market Portfolio	249	(1)	-	-	(1)	101	(349)	(248)	(249)	-
Federated Equity Income Fund II	26	-	(2)	2	-	-	(26)	(26)	(26)	-
Federated Fund for U.S. Government Securities II	-	-	-	-	-	94	(94)	-	-	-
Federated High Income Bond Fund II - Primary Shares	158	11	(14)	25	22	132	(113)	19	41	199
Federated Kaufmann Fund II - Primary Shares	18	-	-	7	7	27	(1)	26	33	51
Federated Managed Volatility Fund II	24	2	-	3	5	26	(1)	25	30	54
Federated Mid Cap Growth Strategies Fund II	25	1	(6)	7	2	-	(27)	(27)	(25)	-
Federated Quality Bond Fund II - Primary Shares	77	4	7	(4)	7	105	(95)	10	17	94
Fidelity VIP Contrafund Portfolio - Service Class 2	447	(3)	(3)	72	66	11	(22)	(11)	55	502
Fidelity VIP Equity-Income Portfolio - Service Class 2	19	2	(6)	12	8	101	(70)	31	39	58
Fidelity VIP Growth and Income - Service Class 2	12	-	-	2	2	-	-	-	2	14
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	67	(1)	-	15	14	1	(5)	(4)	10	77
Fidelity VIP Growth Strategies Portfolio - Service Class 2	1	-	-	-	-	-	-	-	-	1
Fidelity VIP Index 500 Portfolio - Service Class 2	437	(2)	(17)	73	54	71	(121)	(50)	4	441
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	25	1	4	(3)	2	106	(95)	11	13	38
Fidelity VIP Mid Cap Portfolio - Service Class 2	282	(5)	(27)	105	73	286	(291)	(5)	68	350
Fidelity VIP Money Market Portfolio - Service Class 2	-	(3)	-	-	(3)	805	(384)	421	418	418
Fidelity VIP Value Portfolio - Service Class 2	27	-	-	4	4	-	-	-	4	31
Fidelity VIP Value Strategies - Service Class 2	35	1	(1)	10	10	-	(3)	(3)	7	42
Invesco V.I. Utilities Fund - Series I	81	-	(25)	25	-	1	(64)	(63)	(63)	18
Invesco V.I. Dynamics Fund - Series I	6	-	-	1	1	-	-	-	1	7
Invesco V.I. Financial Services Fund - Series I	-	-	-	-	-	14	-	14	14	14
Invesco V.I. Global Health Care Fund - Series I	13	(1)	-	2	1	7	-	7	8	21
Invesco V.I. Global Real Estate Fund - Series I	77	4	(5)	14	13	4	(4)	-	13	90
Invesco V.I. Technology Fund - Series I	1	-	-	-	-	-	-	-	-	1
MFS Core Equity Series - Initial Class	69	(1)	-	11	10	-	-	-	10	79
MFS Growth Series - Initial Class	134	(2)	7	12	17	11	(24)	(13)	4	138
MFS Investors Trust Series - Initial Class	10	-	-	1	1	-	-	-	1	11
MFS Research Series - Initial Class	19	-	-	3	3	-	-	-	3	22
T. Rowe Price Equity Income Portfolio	454	2	(3)	63	62	19	(9)	10	72	526
T. Rowe Price International Stock Portfolio	158	(1)	(36)	49	12	13	(65)	(52)	(40)	118
T. Rowe Price Limited-Term Bond Portfolio	191	3	1	(1)	3	15	(12)	3	6	197
T. Rowe Price Mid-Cap Growth Portfolio	116	(2)	7	25	30	-	(1)	(1)	29	145
WealthQuest III Group Unallocated Variable Annuity
Alger Balanced Portfolio - Class I-2	1,385	27	(155)	231	103	235	(637)	(402)	(299)	1,086
Alger Capital Appreciation Portfolio - Class I-2	1,633	2	(1)	145	146	421	(977)	(556)	(410)	1,223
Alger Growth & Income Portfolio - Class I-2	540	6	(55)	87	38	118	(305)	(187)	(149)	391
Alger Large Cap Growth Portfolio - Class I-2	1,320	8	136	(39)	105	361	(784)	(423)	(318)	1,002
See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statement of Changes in Net Assets
As of December 31, 2010
(Amounts in thousands)

		Changes from operations:				Changes from policy transactions:
	Net assets at December 31, 2009	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation (depreciation) of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2010
WealthQuest III Group Unallocated Variable Annuity
Alger Mid Cap Growth Portfolio - Class I-2	$1,472	$(6)	$(294)	$508	$208	$292	$(627)	$(335)	$(127)	$1,345
Alger Small Cap Growth Portfolio - Class I-2	1,479	(6)	(107)	409	296	326	(666)	(340)	(44)	1,435
American National Balanced Portfolio	492	2	43	(21)	24	57	(573)	(516)	(492)	-
American National Equity Income Portfolio	424	4	-	24	28	43	(495)	(452)	(424)	-
American National Growth Portfolio	422	1	118	(88)	31	25	(478)	(453)	(422)	-
American National Money Market Portfolio	14,684	(15)	-	-	(15)	1,614	(16,283)	(14,669)	(14,684)	-
Federated Equity Income Fund II	450	15	(11)	4	8	4	(462)	(458)	(450)	-
Federated Fund for U.S. Government Securities II	774	32	8	(3)	37	625	(562)	63	100	874
Federated High Income Bond Fund II - Primary Shares	1,615	132	(44)	139	227	527	(597)	(70)	157	1,772
Federated Kaufmann Fund II - Primary Shares	479	(4)	12	102	110	615	(426)	189	299	778
Federated Managed Volatility Fund II	380	21	(14)	82	89	791	(262)	529	618	998
Federated Mid Cap Growth Strategies Fund II	381	(1)	(12)	28	15	33	(429)	(396)	(381)	-
Federated Quality Bond Fund II - Primary Shares	370	17	15	-	32	250	(233)	17	49	419
Fidelity VIP Asset Manager Portfolio - Service Class 2	5	-	-	-	-	-	-	-	-	5
Fidelity VIP Contrafund Portfolio - Service Class 2	4,612	30	(780)	1,377	627	707	(1,767)	(1,060)	(433)	4,179
Fidelity VIP Equity-Income Portfolio - Service Class 2	240	-	14	5	19	93	(203)	(110)	(91)	149
Fidelity VIP Growth and Income - Service Class 2	278	(1)	(33)	72	38	117	(90)	27	65	343
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	710	(2)	(55)	207	150	292	(474)	(182)	(32)	678
Fidelity VIP Growth Strategies Portfolio - Service Class 2	795	(3)	(121)	295	171	197	(473)	(276)	(105)	690
Fidelity VIP Index 500 Portfolio - Service Class 2	2,887	30	95	165	290	889	(1,600)	(711)	(421)	2,466
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	559	31	52	(40)	43	1,005	(582)	423	466	1,025
Fidelity VIP Mid Cap Portfolio - Service Class 2	3,867	(2)	(373)	1,280	905	680	(1,620)	(940)	(35)	3,832
Fidelity VIP Money Market Portfolio - Service Class 2	-	(30)	7	-	(23)	16,574	(4,957)	11,617	11,594	11,594
Fidelity VIP Value Leaders Portfolio - Service Class 2	139	1	14	(2)	13	45	(37)	8	21	160
Fidelity VIP Value Portfolio - Service Class 2	334	2	(56)	101	47	90	(129)	(39)	8	342
Fidelity VIP Value Strategies - Service Class 2	481	(1)	98	23	120	240	(206)	34	154	635
Invesco V.I. Utilities Fund - Series I	957	26	(196)	207	37	158	(348)	(190)	(153)	804
Invesco V.I. Dynamics Fund - Series I	106	-	11	8	19	18	(48)	(30)	(11)	95
Invesco V.I. Financial Services Fund - Series I	268	(1)	54	(37)	16	435	(491)	(56)	(40)	228
Invesco V.I. Global Health Care Fund - Series I	580	-	(12)	27	15	102	(270)	(168)	(153)	427
Invesco V.I. Global Real Estate Fund - Series I	1,634	54	(322)	436	168	352	(854)	(502)	(334)	1,300
Invesco V.I. Small Cap Equity Fund - Series I	668	(3)	(34)	216	179	251	(300)	(49)	130	798
Invesco V.I. Technology Fund - Series I	517	(2)	(15)	140	123	297	(146)	151	274	791
MFS Core Equity Series - Initial Class	221	1	(8)	26	19	78	(221)	(143)	(124)	97
MFS Growth Series - Initial Class	689	(1)	34	45	78	339	(446)	(107)	(29)	660
MFS Investors Trust Series - Initial Class	215	1	27	(10)	18	99	(165)	(66)	(48)	167
MFS Research Series - Initial Class	364	3	34	24	61	197	(150)	47	108	472
T. Rowe Price Equity Income Portfolio	3,422	52	(441)	838	449	589	(1,113)	(524)	(75)	3,347
T. Rowe Price International Stock Portfolio	3,796	16	(728)	1,115	403	718	(1,682)	(964)	(561)	3,235
T. Rowe Price Limited-Term Bond Portfolio	2,919	69	49	(37)	81	595	(1,631)	(1,036)	(955)	1,964
T. Rowe Price Mid-Cap Growth Portfolio	1,949	(6)	(100)	443	337	306	(1,213)	(907)	(570)	1,379
See accompanying notes to the financial statements.

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
December 31, 2011

(1)        SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General…American National Variable Annuity Separate Account (“Separate Account”) was established on July 30, 1991 under Texas law as a separate investment account of American National Insurance Company (“Sponsor”). The Separate Account began operations on April 20, 1994. The assets of the Separate Account are segregated from the Sponsor’s general assets and are used only to support variable annuity products issued by the Sponsor. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

These financial statements report the results of the subaccounts for the various variable annuity products. As of December 31, 2011, there are 57 active subaccounts within the Separate Account, although not all subaccounts are offered in each product. Each of the subaccounts is invested only in a corresponding portfolio of the following mutual fund companies: The Alger Portfolios, Federated Insurance Series, Fidelity Variable Insurance Products, Invesco Variable Insurance Funds, MFS Variable Insurance Trust, Van Eck VIP Trust,, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and Lazard Retirement Series.  On April 30, 2010, the American National Investments Accounts, Inc. mutual funds were no longer offered to policyholders.

On March 12, 2010, the Federated Mid Cap Growth Strategies Fund II and Federated Equity Income Fund II were merged into the Federated Kaufmann Fund II and Federated Capital Income Fund II, respectively. All amounts in these financial statements for the Federated Mid Cap Growth Strategies II and Federated Equity Income Fund II funds reflect the activity through the date of the merger. All activities after the merger are presented as part of the Federated Kaufmann Fund II and Federated Capital Income Fund II.

On May 2, 2011, the Invesco V.I. Dynamics Fund and the Invesco V.I. Financial Services Fund were merged into Invesco V.I. Capital Development Fund and the Invesco V.I. Dividend Growth Fund, respectively.  The Invesco V.I. Dynamics Fund and the Invesco V.I. Financial Services Fund ceased accepting any purchases, sales or other transactions on or about April 29, 2011.

Federated Capital Income Fund II became Federated Managed Volatility Fund II on December 2, 2011.

Basis of Presentation… The financial statements of the Separate Account have been prepared on an accrual basis in accordance with U.S. generally accepted accounting principles (“GAAP”).

Investments ... Investments in shares of the separate investment portfolios are stated at fair value. In accordance with the definitions provided under U.S. GAAP, the determination of fair value is based on a three-tier hierarchy as follows:

Level 1
Unadjusted quoted prices in active markets for identical assets or liabilities.  American National defines active markets based on average trading volume for equity securities.  The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2
Quoted prices in markets that are not active or inputs that are observable directly or indirectly.  Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3
Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities.  Unobservable inputs reflect American National’s own assumptions about the assumptions that market participants would use in pricing the asset or liability.  Level 3 assets and liabilities include financial instruments whose values are determined using pricing models and third-party evaluation, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

The fair values for the shares of the separate investment portfolios are determined through a quoted market price from each respective portfolio, which meets the level one hierarchy definition. The net asset value for each share is equal to the quoted market price. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions and dividends from mutual funds are recorded and reinvested upon receipt.

Federal Taxes ... The operations of the Separate Account form a part of, and are taxed with, the operations of the Sponsor. Under the Internal Revenue Code, all ordinary income and capital gains allocated to the policyholders are not taxed to the Sponsor. As a result, the unit values of the subaccounts are not affected by federal income taxes on distributions received by the subaccounts.  Accordingly, no provision for income taxes is required in the accompanying financial statements.

Use of Estimates ... The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management’s estimates.

(2)       SECURITY PURCHASES AND SALES

For the year ended December 31, 2011, the aggregate cost of purchases (including reinvestment of dividend distributions and transfers between mutual fund portfolios) and proceeds from sales of investments in the mutual fund portfolios were as follows (in thousands):

Fund	Purchases	Sales
Alger Balanced Portfolio - Class I-2	$281	$955
Alger Capital Appreciation Portfolio - Class I-2	330	1,000
Alger Growth & Income Portfolio - Class I-2	66	352
Alger Large Cap Growth Portfolio - Class I-2	660	1,437
Alger Mid Cap Growth Portfolio - Class I-2	215	819
Alger Small Cap Growth Portfolio - Class I-2	144	1,082
Federated Fund for U.S. Government Securities II	440	582
Federated High Income Bond Fund II - Primary Shares	1,285	1,791
Federated Kaufmann Fund II - Primary Shares	115	586
Federated Managed Volatility Fund II	308	400
Federated Quality Bond Fund II - Primary Shares	918	593
Fidelity VIP Asset Manager Portfolio - Initial Class	8	21
Fidelity VIP Asset Manager: Growth Portfolio - Initial Class	26	308
Fidelity VIP Balanced Portfolio - Initial Class	114	2
Fidelity VIP Contrafund Portfolio - Initial Class	124	1,093
Fidelity VIP Contrafund Portfolio - Service Class 2	899	2,602
Fidelity VIP Equity-Income Portfolio - Initial Class	60	241
Fidelity VIP Equity-Income Portfolio - Service Class 2	680	280
Fidelity VIP Growth - Initial Class	52	184
Fidelity VIP Growth and Income - Initial Class	1	1
Fidelity VIP Growth and Income - Service Class 2	70	305
Fidelity VIP Growth Opportunities Portfolio - Initial Class	7	144
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	145	391
Fidelity VIP Growth Strategies Portfolio - Service Class 2	178	286
Fidelity VIP High Income - Initial Class	20	24
Fidelity VIP Index 500 Portfolio - Initial Class	283	1,181
Fidelity VIP Index 500 Portfolio - Service Class 2	602	1,953
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	41	138
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	324	1,261
Fidelity VIP Mid Cap Portfolio - Initial Class	11	124
Fidelity VIP Mid Cap Portfolio - Service Class 2	715	3,303
Fidelity VIP Money Market Portfolio - Initial Class	148	1,049
Fidelity VIP Money Market Portfolio - Service Class 2	12,663	15,073
Fidelity VIP Overseas Portfolio - Initial Class	13	151
Fidelity VIP Value Leaders Portfolio - Service Class 2	40	81
Fidelity VIP Value Portfolio - Service Class 2	54	258
Fidelity VIP Value Strategies - Service Class 2	300	556
Invesco V.I. Utilities Fund - Series I	252	575
Invesco V.I. Capital Development Fund - Series I	138	16
Invesco V.I. Dividend Growth Fund - Series I	323	131
Invesco V.I. Dynamics Fund - Series I	7	144
Invesco V.I. Financial Services Fund - Series I	10	302
Invesco V.I. Global Health Care Fund - Series I	164	242
Invesco V.I. Global Real Estate Fund - Series I	275	1,019
Lazard Retirement Emerging Markets Portfolio	3	36
Lazard Retirement Small/Mid Cap Portfolio	27	27
MFS Core Equity Series - Initial Class	26	57
MFS Growth Series - Initial Class	264	515
MFS Investors Trust Series - Initial Class	51	232
MFS Research Series - Initial Class	82	250
T. Rowe Price Equity Income Portfolio	835	2,398
T. Rowe Price International Stock Portfolio	491	2,041
Van Eck VIP Emerging Markets Fund	4	79
Van Eck VIP Global Hard Assets Fund	3	22
	$26,730	$52,249

 (3)       POLICY CHARGES AND DEDUCTIONS

Mortality and Expense Risk Charges…Mortality risk and expense risk charges are assessed daily against the Separate Account’s net asset value. This fee was assessed during 2011 on policies in both the accumulation period and the annuity period, and varied by product as follows:

WealthQuest Variable Annuity II	1.15%
Investrac Gold Variable Annuity	1.25%
Group Unallocated Variable Annuity	0.35%
WealthQuest III Variable Annuity	1.10% (with No Riders, accumulation period)
WealthQuest III Variable Annuity	1.15% (with No Riders, annuity period)
WealthQuest III Variable Annuity	1.20% (with Minimum Guaranteed. Death Benefit Rider,
6 year Ratchet)
WealthQuest III Variable Annuity	1.30% (3% Guaranteed Death Benefit Rider)
WealthQuest III Variable Annuity	1.45% (5% Guaranteed Death Benefit Rider)

Administrative Charges... The Sponsor’s administrative charges consist of an annual contract fee and a daily administrative asset fee. The annual contract fee ranges between $0 and $35 and is generally waived for those contract values greater than $50,000. At the time of full surrender, the annual contract fee will be deducted on a pro rata basis. The administrative asset fee ranges between 0.10% and 0.90% annually for all contracts. These charges are deducted through redemption of units of interest from applicable policyholders’ accounts. The Group Unallocated Variable Annuity annual administration fees based on total contract value are as follows:

$0 – 500,000	0.90%
$500,001 – 1,000,000	0.70%
$1,000,001 – 3,000,000	0.50%
$3,000,001 – 5,000,000	0.25%
$5,000,001 and above	0%

Surrender Charge... On withdrawals of that portion of the accumulation value representing purchase payments, a surrender charge is imposed based upon the number of contract years from date of issue.  The surrender charge ranges from a maximum of 7% to 0% depending upon the product and year of withdrawal.

Transfer Charge... A range between $0 and $10 transfer charge is imposed after the first twelve transfers in any one policy year for transfers made among the subaccounts.

Premium Charge... Premium taxes for certain jurisdictions are deducted from premiums paid based on state of residence. The Sponsor’s current practice is to deduct any state imposed premium tax from purchase payments. If a state only imposes premium taxes upon annuitization, the Sponsor will deduct these taxes from the contract value upon annuitization.

(4)           FINANCIAL HIGHLIGHTS

The Sponsor sells a number of variable annuity products having unique combinations of features and fees that are charged against the policyholders’ account balance (See Note 3).  Differences in fee structures result in a variety of expense ratios and total returns.

The following table was developed by determining which products offered by the Separate Account have the lowest and highest total return (all ratios are percentages):

	At December 31,			For the year ended December 31,
	Units	Unit Fair Value	Net Assets	Investment1	Expense Ratio2	Total Return3
	(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest
Alger Balanced Portfolio - Class I-2:
2011	1,444	1.04 to 1.17	1,605	3.19	1.20 to 1.55	-1.51 to -0.32
2010	2,074	1.06 to 1.17	2,342	2.80	1.20 to 1.55	8.64 to 9.95
2009	2,670	0.98 to 1.07	2,763	3.27	1.20 to 1.55	27.26 to 28.80
2008	3,154	0.77 to 0.83	2,547	15.79	1.20 to 1.55	-32.81 to -32.00
2007	3,113	1.14 to 1.22	3,700	13.40	1.20 to 1.55	10.63 to 11.98
Alger Capital Appreciation Portfolio - Class I-2:
2011	1,435	0.89 to 1.05	1,437	0.13	1.20 to 1.55	-1.83 to -0.65
2010	2,064	0.90 to 1.05	2,100	0.42	1.20 to 1.55	12.27 to 13.63
2009	2,974	0.80 to 0.95	2,678	—	1.20 to 1.55	48.78 to 50.58
2008	2,970	0.54 to 0.61	1,775	—	1.20 to 1.55	-45.98 to -45.33
2007	2,910	0.99 to 1.13	3,187	—	1.20 to 1.55	31.47 to 33.07
Alger Growth & Income Portfolio - Class I-2:
2011	681	0.78 to 0.88	562	1.94	1.20 to 1.55	4.88 to 6.14
2010	1,023	0.73 to 0.83	812	1.57	1.20 to 1.55	10.54 to 11.88
2009	1,308	0.68 to 0.77	940	2.62	1.20 to 1.55	30.14 to 31.71
2008	1,622	0.52 to 0.56	890	2.00	1.20 to 1.55	-40.40 to -39.68
2007	1,796	0.87 to 0.93	1,632	1.59	1.20 to 1.55	8.43 to 9.76
Alger Large Cap Growth Portfolio - Class I-2:
2011	1,179	0.76 to 0.85	940	1.28	1.20 to 1.55	-1.88 to -0.70
2010	2,134	0.77 to 0.86	1,766	0.79	1.20 to 1.55	11.64 to 12.99
2009	2,752	0.69 to 0.76	2,036	0.64	1.20 to 1.55	45.30 to 47.06
2008	3,027	0.48 to 0.52	1,527	0.24	1.20 to 1.55	-46.99 to -46.34
2007	3,007	0.90 to 0.96	2,836	0.93	1.20 to 1.55	18.09 to 19.52
Alger Mid Cap Growth Portfolio - Class I-2:
2011	1,827	0.97 to 1.09	1,892	0.36	1.20 to 1.55	-9.68 to -8.59
2010	2,347	1.08 to 1.20	2,692	—	1.20 to 1.55	17.55 to 18.96
2009	3,014	0.92 to 1.00	2,926	—	1.20 to 1.55	49.37 to 51.17
2008	2,915	0.61 to 0.66	1,884	37.10	1.20 to 1.55	-59.00 to -58.50
2007	2,812	1.50 to 1.60	4,411	30.61	1.20 to 1.55	29.72 to 31.10
Alger Small Cap Growth Portfolio - Class I-2:
2011	1,438	0.93 to 1.08	1,491	—	1.20 to 1.55	-4.67 to -3.52
2010	2,262	0.97 to 1.12	2,451	—	1.20 to 1.55	23.37 to 24.86
2009	2,489	0.78 to 0.90	2,184	—	1.20 to 1.55	43.27 to 45.00
2008	2,663	0.55 to 0.62	1,614	1.41	1.20 to 1.55	-47.43 to -46.79
2007	3,082	1.03 to 1.17	3,519	—	1.20 to 1.55	15.43 to 16.93
American National Balanced Portfolio:
2010	—	—	—	3.15	1.20 to 1.55	4.99 to 5.40
2009	1,888	0.99 to 1.98	2,309	2.01	0.95 to 1.55	16.46 to 17.87
2008	2,449	0.89 to 1.69	2,535	2.40	0.95 to 1.55	-24.19 to -23.28
2007	3,125	1.17 to 2.23	4,288	4.25	0.95 to 1.55	3.20 to 4.45
American National Equity Income Portfolio:
2010	—	—	—	1.10	1.20 to 1.55	6.94 to 7.36
2009	2,531	0.92 to 2.32	3,554	2.57	0.95 to 1.55	14.48 to 15.86
2008	2,963	0.81 to 2.02	3,593	4.14	0.95 to 1.55	-30.91 to -30.08
2007	3,620	1.17 to 2.93	6,373	8.20	0.95 to 1.55	-0.91 to 0.29
American National Growth Portfolio:
2010	—	—	—	0.25	1.20 to 1.25	6.66 to 7.03
2009	2,172	0.67 to 1.54	2,101	0.88	0.95 to 1.55	21.76 to 23.04
2008	2,507	0.55 to 1.26	1,951	1.35	0.95 to 1.55	-38.02 to -37.37
2007	1,863	0.88 to 2.03	2,584	5.59	0.95 to 1.55	3.90 to 5.00
American National Money Market Portfolio:
2010	—	—	—	—	1.20 to 1.55	-0.51 to -0.11
2009	16,973	1.06 to 1.29	19,482	—	1.20 to 1.55	-1.53 to -0.35
2008	19,328	1.07 to 1.31	22,235	1.11	1.20 to 1.55	-0.06 to 1.15
2007	9,199	1.08 to 1.30	10,561	21.06	1.20 to 1.55	2.93 to 4.16
Federated Equity Income Fund II:
2011	—	—	—	—	—	—
2010	—	—	—	3.62	1.20 to 1.55	1.64 to 1.87
2009	930	0.81 to 1.11	818	3.37	1.20 to 1.55	13.49 to 14.86

	At December 31,			For the year ended December 31,
	Units	Unit Fair Value	Net Assets	Investment1	Expense Ratio2	Total Return3
	(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest
Federated Equity Income Fund II:
2008	754	0.71 to 0.98	585	3.62	1.20 to 1.55	-31.52 to -30.69
2007	919	1.04 to 1.43	1,063	2.67	1.20 to 1.55	0.47 to 1.69
Federated Fund for U.S. Government Securities II:
2011	1,119	1.25 to 1.69	1,576	4.13	1.20 to 1.55	4.41 to 5.41
2010	1,270	1.16 to 1.56	1,694	4.55	1.20 to 1.55	3.81 to 4.80
2009	1,118	1.16 to 1.56	1,443	5.82	1.20 to 1.55	3.85 to 4.84
2008	916	1.11 to 1.50	1,151	3.91	1.20 to 1.55	2.93 to 3.91
2007	516	1.09 to 1.43	695	4.40	1.20 to 1.55	4.91 to 5.91
Federated High Income Bond Fund II - Primary Shares:
2011	1,751	1.72 to 1.93	3,228	9.04	1.20 to 1.55	3.55 to 4.8
2010	2,191	1.66 to 1.84	3,873	8.45	1.20 to 1.55	12.97 to 14.33
2009	2,766	1.47 to 1.61	4,278	9.52	1.20 to 1.55	50.50 to 52.31
2008	2,642	0.98 to 1.06	2,726	10.44	1.20 to 1.55	-27.14 to -26.25
2007	2,623	1.34 to 1.43	3,674	7.63	1.20 to 1.55	1.83 to 3.06
Federated Kaufmann Fund II - Primary Shares:
2011	527	1.17 to 1.27	654	1.29	1.20 to 1.55	-14.61 to -13.58
2010	876	1.37 to 1.46	1,268	0.06	1.20 to 1.55	16.18 to 17.58
2009	485	1.14 to 1.25	599	0.00	1.20 to 1.55	27.5 to 29.04
2008	511	0.92 to 0.97	490	12.03	1.20 to 1.55	-42.69 to -42.00
2007	472	1.61 to 1.66	781	4.36	1.20 to 1.55	19.17 to 20.23
Federated Managed Volatility Fund II:
2011	1,226	1.08 to 1.21	1,442	4.03	1.20 to 1.55	3.17 to 4.41
2010	1,347	1.05 to 1.16	1,523	3.10	1.20 to 1.55	10.36 to 11.69
2009	457	0.87 to 1.04	468	6.08	1.20 to 1.55	26.31 to 27.83
2008	612	0.75 to 0.81	489	5.63	1.20 to 1.55	-21.61 to -20.66
2007	548	0.96 to 1.02	550	4.82	1.20 to 1.55	2.43 to 3.67
Federated Mid Cap Growth Strategies Fund II:
2011	—	—	—	—	—	—
2010	—	—	—	—	1.20 to 1.55	3.47 to 3.71
2009	923	0.69 to 1.22	808	—	1.20 to 1.55	28.60 to 30.16
2008	934	0.56 to 0.95	644	28.30	1.20 to 1.55	-44.37 to -43.69
2007	1,187	1.01 to 1.70	1,561	—	1.20 to 1.55	16.19 to 17.60
Federated Quality Bond Fund II - Primary Shares:
2011	900	1.24 to 1.35	1,194	3.86	1.20 to 1.55	0.70 to 1.92
2010	698	1.24 to 1.32	896	4.29	1.20 to 1.55	6.84 to 8.13
2009	567	1.16 to 1.22	680	6.61	1.20 to 1.55	18.58 to 20.01
2008	592	0.98 to 1.02	593	5.43	1.20 to 1.55	-8.72 to -7.61
2007	367	1.07 to 1.10	398	3.57	1.20 to 1.55	3.75 to 5.55
Fidelity VIP Asset Manager Portfolio - Initial Class:
2011	188	1.48 to 2.21	304	2.48	1.25 to 1.40	-3.91 to -3.77
2010	196	1.54 to 2.30	332	2.11	1.25 to 1.40	12.68 to 12.85
2009	212	1.36 to 2.05	327	2.41	1.25 to 1.40	27.32 to 27.51
2008	254	1.07 to 1.60	307	14.57	1.25 to 1.40	-29.71 to -29.61
2007	383	1.52 to 2.28	668	9.11	1.25 to 1.40	13.89 to 14.06
Fidelity VIP Asset Manager Portfolio - Service Class 2:
2011	4	1.27	5	2.29	1.25	-3.15
2010	4	1.31	5	1.94	1.25	13.56
2009	4	1.19	5	2.31	1.20 to 1.55	28.31
2008	4	0.90	4	13.46	1.20 to 1.55	-29.16
2007	4	1.27	5	8.45	1.20 to 1.55	14.77
Fidelity VIP Asset Manager: Growth Portfolio - Initial Class:
2011	256	1.25 to 1.83	368	1.39	1.25 to 1.40	-7.47 to -7.33
2010	446	1.35 to 1.98	691	1.43	1.25 to 1.40	14.73 to 14.90
2009	491	1.17 to 1.72	671	1.70	0.95 to 1.40	31.06 to 31.26
2008	544	0.89 to 1.31	560	2.02	0.95 to 1.40	-36.71 to -36.61
2007	603	1.41 to 2.08	974	4.24	0.95 to 1.40	17.30 to 17.32
Fidelity VIP Balanced Portfolio - Initial Class:
2011	95	1.21	115	3.52	1.40	-4.95
2010	12	1.27	16	0.66	1.40	16.43
2009	77	1.09	84	3.08	1.40	36.67
2008	73	0.80	59	2.74	1.40	-34.88
2007	129	1.23	159	6.82	1.40	7.52
Fidelity VIP Contrafund Portfolio - Initial Class:
2011	1,118	1.91 to 3.32	2,801	0.91	1.25 to 1.40	-3.88 to -3.73
2010	1,509	1.99 to 3.46	3,877	1.22	1.25 to 1.40	15.59 to 15.76
2009	1,661	1.72 to 2.99	3,631	1.30	0.95 to 1.40	33.82 to 34.02
2008	2,002	1.28 to 2.24	3,325	3.98	0.95 to 1.40	-43.32 to -43.23
2007	2,224	2.26 to 3.95	6,328	24.35	0.95 to 1.40	15.95 to 16.14
Fidelity VIP Contrafund Portfolio - Service Class 2:
2011	4,135	1.27 to 1.42	5,638	0.73	1.20 to 1.55	-4.28 to -3.12
2010	5,307	1.32 to 1.47	7,533	0.95	1.20 to 1.55	15.13 to 16.52
2009	6,539	0.97 to 1.26	8,014	1.13	1.20 to 1.55	33.39 to 34.99
2008	7,627	0.86 to 0.93	6,960	3.86	1.20 to 1.55	-43.58 to -42.89
2007	7,242	1.53 to 1.63	11,613	28.90	1.20 to 1.55	15.49 to 16.89

	At December 31,			For the year ended December 31,
	Units	Unit Fair Value	Net Assets	Investment1	Expense Ratio2	Total Return3
	(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest
Fidelity VIP Equity-Income Portfolio - Initial Class:
2011	305	2.54	775	2.30	1.40	-0.43
2010	381	2.55	973	1.83	1.40	13.55
2009	370	2.25	831	2.11	1.40	28.4
2008	426	1.75	745	2.45	1.40	-43.46
2007	527	3.10	1,631	9.45	1.40	0.11
Fidelity VIP Equity-Income Portfolio - Service Class 2:
2011	959	1.04 to 1.12	1,028	2.89	1.20 to 1.55	-0.89 to 0.3
2010	619	1.05 to 1.12	667	1.56	1.20 to 1.55	13.15 to 14.52
2009	692	0.91 to 0.98	660	1.96	1.20 to 1.55	27.89 to 29.43
2008	748	0.72 to 0.76	553	2.62	1.20 to 1.55	-43.70 to -43.01
2007	697	1.29 to 1.33	910	12.75	1.20 to 1.55	-0.29 to 0.74
Fidelity VIP Growth - Initial Class:
2011	324	2.47	802	0.71	1.40	-1.19
2010	375	2.50	939	0.57	1.40	22.45
2009	437	2.04	894	0.49	1.40	26.50
2008	502	1.62	811	0.77	1.40	-47.91
2007	617	3.10	1,914	0.90	1.40	25.19
Fidelity VIP Growth and Income - Initial Class:
2011	64	0.97	63	1.83	1.40	0.20
2010	64	0.97	63	0.73	1.40	13.27
2009	57	0.86	49	1.04	1.40	25.43
2008	63	0.68	43	12.37	1.40	-42.52
2007	65	1.19	77	6.08	1.40	10.56
Fidelity VIP Growth and Income - Service Class 2:
2011	314	1.09 to 1.18	358	1.22	1.20 to 1.55	0.40 to 1.61
2010	523	1.10 to 1.17	600	0.46	1.20 to 1.55	12.79 to 14.15
2009	518	0.98 to 1.03	522	0.89	1.20 to 1.55	25.06 to 26.57
2008	498	0.78 to 0.81	398	9.78	1.20 to 1.55	-42.80 to -42.10
2007	455	1.36 to 1.40	631	4.54	1.20 to 1.55	10.13 to 11.46
Fidelity VIP Growth Opportunities Portfolio - Initial Class:
2011	376	0.76 to 1.01	376	0.15	1.25 to 1.40	0.88 to 1.03
2010	506	0.75 to 1.00	500	0.20	1.25 to 1.40	22.02 to 22.20
2009	552	0.61 to 0.82	447	0.46	1.25 to 1.40	43.82 to 44.04
2008	632	0.43 to 0.57	356	0.38	1.25 to 1.40	-55.65 to -55.58
2007	747	0.96 to 1.28	946	0.00	1.25 to 1.40	21.46 to 21.65
Fidelity VIP Growth Opportunities Portfolio - Service Class 2:
2011	1,000	0.79 to 0.88	848	0.00	1.20 to 1.55	0.4 to 1.61
2010	1,274	0.78 to 0.87	1,075	0.00	1.20 to 1.55	21.57 to 23.04
2009	1,526	0.64 to 0.71	1,054	0.23	1.20 to 1.55	43.22 to 44.95
2008	1,603	0.45 to 0.49	768	0.13	1.20 to 1.55	-55.83 to -55.29
2007	1,707	1.02 to 1.09	1,831	0.00	1.20 to 1.55	21.01 to 22.47
Fidelity VIP Growth Strategies Portfolio - Service Class 2:
2011	755	0.86 to 0.96	704	0.00	1.20 to 1.55	-10.61 to -9.53
2010	859	0.96 to 1.06	894	0.00	1.20 to 1.55	22.77 to 24.25
2009	1,250	0.78 to 0.88	1,049	0.00	1.20 to 1.55	37.19 to 38.84
2008	1,204	0.57 to 0.61	729	0.20	1.20 to 1.55	-49.57 to -49.08
2007	1,293	1.15 to 1.20	1,545	10.34	1.20 to 1.55	15.79 to 16.91
Fidelity VIP High Income - Initial Class:
2011	69	1.95	135	6.72	1.40	2.59
2010	75	1.91	143	7.90	1.40	12.24
2009	80	1.70	136	10.31	0.95 to 1.40	41.96
2008	43	1.20	51	8.08	0.95 to 1.40	-26.03
2007	57	1.62	92	7.90	0.95 to 1.40	1.35
Fidelity VIP Index 500 Portfolio - Initial Class:
2011	1,296	1.36 to 2.89	2,411	4.33	1.25 to 1.40	0.62 to 0.77
2010	1,839	1.35 to 2.87	3,371	3.68	1.25 to 1.40	13.43 to 13.59
2009	2,062	1.19 to 2.53	3,324	4.46	0.95 to 1.40	24.85 to 25.03
2008	2,373	0.95 to 2.03	3,066	3.19	0.95 to 1.40	-37.88 to -37.78
2007	2,963	1.52 to 3.27	6,047	3.51	0.95 to 1.40	3.97 to 4.12
Fidelity VIP Index 500 Portfolio - Service Class 2:
2011	3,575	1.25 to 1.83	3,344	4.14	1.20 to 1.55	0.22 to 1.43
2010	5,119	0.87 to 0.97	4,775	3.52	1.20 to 1.55	12.97 to 14.33
2009	6,471	0.77 to 0.85	5,315	4.38	1.20 to 1.55	24.36 to 25.86
2008	7,398	0.62 to 0.67	4,852	3.15	1.20 to 1.55	-38.13 to -37.38
2007	7,816	1.00 to 1.07	8,222	3.27	1.20 to 1.55	3.56 to 4.79
Fidelity VIP Investment Grade Bond Portfolio - Initial Class:
2011	201	2.36	474	5.23	1.40	5.85
2010	254	2.23	566	5.33	1.40	6.31
2009	196	2.10	411	9.13	1.40	14.11
2008	195	1.84	359	1.92	1.40	-4.6
2007	56	1.93	108	5.09	1.40	2.89
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2:
2011	833	1.27 to 1.38	1,110	4.52	1.20 to 1.55	5.27 to 6.66
2010	1,610	1.21 to 1.29	2,027	6.85	1.20 to 1.55	5.89 to 7.17

	At December 31,			For the year ended December 31,
	Units	Unit Fair Value	Net Assets	Investment1	Expense Ratio2	Total Return3
	(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2:
2009	742	1.14 to 1.20	880	9.00	1.20 to 1.55	13.69 to 15.07
2008	765	1.00 to 1.05	793	4.14	1.20 to 1.55	-4.95 to -3.80
2007	596	1.05 to 1.09	642	3.10	1.20 to 1.55	2.48 to 3.72
Fidelity VIP Mid Cap Portfolio - Initial Class:
2011	162	3.12	507	0.40	1.40	-11.85
2010	195	3.54	692	0.68	1.40	27.05
2009	182	2.79	507	1.02	1.40	38.14
2008	271	2.02	547	17.28	1.40	-40.29
2007	251	3.38	849	9.69	1.40	14.01
Fidelity VIP Mid Cap Portfolio - Service Class 2:
2011	2,367	2.03 to 2.27	5,144	0.17	1.20 to 1.55	-12.22 to -11.16
2010	3,446	2.31 to 2.56	8,472	0.42	1.20 to 1.55	26.60 to 28.12
2009	3,859	1.80 to 1.99	7,470	0.95	1.20 to 1.55	37.60 to 39.26
2008	4,283	1.33 to 1.43	5,992	17.74	1.20 to 1.55	-40.54 to -39.82
2007	4,301	2.23 to 2.38	10,030	8.82	1.20 to 1.55	13.55 to 14.90
Fidelity VIP Money Market Portfolio - Initial Class:
2011	1,161	1.40	1,627	0.11	1.40	-1.28
2010	1,780	1.42	2,527	0.34	1.40	-1.15
2009	426	1.44	612	0.60	1.40	-0.68
2008	285	1.45	412	3.34	1.40	1.59
2007	411	1.42	584	5.54	1.40	3.74
Fidelity VIP Money Market Portfolio - Service Class 2:
2011	14,374	0.97 to 0.99	14,228	0.01	1.20 to 1.55	-1.52 to -0.33
2010	16,709	0.99 to 1.00	16,637	0.14	1.20 to 1.55	-0.97 to -0.16
Fidelity VIP Overseas Portfolio - Initial Class:
2011	159	1.54	246	1.41	1.40	-18.31
2010	245	1.89	463	1.51	1.40	11.54
2009	259	1.69	439	1.36	0.95 to 1.40	24.77
2008	334	1.36	453	11.46	0.95 to 1.40	-44.59
2007	402	2.45	985	9.96	0.95 to 1.40	15.67
Fidelity VIP Value Leaders Portfolio - Service Class 2:
2011	292	0.98 to 1.03	266	1.12	1.20 to 1.55	-9.39 to -8.52
2010	332	0.96 to 1.03	333	1.26	1.20 to 1.55	8.28 to 9.42
2009	224	0.80 to 0.94	208	1.38	1.20 to 1.55	25.93 to 27.26
2008	347	0.71 to 0.74	254	1.46	1.20 to 1.55	-45.54 to -44.96
2007	375	1.31 to 1.35	502	12.22	1.20 to 1.55	2.76 to 3.85
Fidelity VIP Value Portfolio - Service Class 2:
2011	365	1.01 to 1.09	385	0.63	1.20 to 1.55	-4.17 to -3.02
2010	539	1.05 to 1.13	594	1.14	1.20 to 1.55	15.71 to 17.11
2009	546	0.93 to 0.96	518	0.67	1.20 to 1.55	39.92 to 41.61
2008	536	0.65 to 0.68	359	4.33	1.20 to 1.55	-47.43 to -46.79
2007	522	1.24 to 1.28	661	10.18	1.20 to 1.55	0.29 to 1.50
Fidelity VIP Value Strategies - Service Class 2:
2011	724	1.15 to 1.24	877	0.68	1.20 to 1.55	-10.43 to -9.35
2010	919	1.28 to 1.37	1,228	0.28	1.20 to 1.55	24.40 to 25.90
2009	892	1.03 to 1.09	951	0.41	1.20 to 1.55	54.74 to 56.60
2008	576	0.66 to 0.69	392	23.61	1.20 to 1.55	-52.04 to -51.46
2007	667	1.39 to 1.43	938	7.28	1.20 to 1.55	3.81 to 5.07
Invesco V.I. Utilities Fund - Series I:
2011	822	1.2 to 1.34	1,069	3.04	1.20 to 1.55	14.66 to 16.04
2010	1,116	1.04 to 1.15	1,254	3.19	1.20 to 1.55	4.67 to 5.93
2009	1,522	1.00 to 1.09	1,613	5.32	1.20 to 1.55	13.16 to 14.53
2008	1,858	0.88 to 0.95	1,726	13.11	1.20 to 1.55	-33.40 to -32.59
2007	2,026	1.32 to 1.41	2,791	7.96	1.20 to 1.55	18.78 to 20.22
Invesco V.I. Capital Development Fund - Series I :
2011	5	21.19 to 21.38	101	—	1.20 to 1.55	-18.51 to -17.85
Invesco V.I. Dividend Growth Fund - Series I:
2011	7	23.44 to 23.66	172	—	1.20 to 1.55	-8.65 to -7.91
Invesco V.I. Dynamics Fund - Series I:
2011	—	—	—	—	1.20 to 1.55	10.91 to 11.34
2010	114	0.99 to 1.09	123	—	1.20 to 1.55	21.92 to 23.39
2009	165	0.82 to 0.88	144	—	1.20 to 1.55	40.25 to 41.95
2008	185	0.58 to 0.62	114	—	1.20 to 1.55	-48.88 to -48.26
2007	206	1.13 to 1.21	245	—	1.20 to 1.55	10.45 to 11.79
Invesco V.I. Financial Services Fund - Series I:
2011	—	—	—	0.19	1.20 to 1.55	6.07 to 6.48

	At December 31,			For the year ended December 31,
	Units	Unit Fair Value	Net Assets	Investment1	Expense Ratio2	Total Return3
	(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest
Invesco V.I. Financial Services Fund - Series I:
2010	464	0.55 to 0.60	276	0.10	1.20 to 1.55	8.89 to 9.93
2009	551	0.51 to 0.55	300	3.78	1.20 to 1.55	25.79 to 26.99
2008	379	0.41 to 0.43	162	10.68	1.20 to 1.55	-59.97 to -59.58
2007	375	1.02 to 1.07	397	8.36	1.20 to 1.55	-23.23 to -22.49
Invesco V.I. Global Health Care Fund - Series I:
2011	377	1.15 to 1.29	478	—	1.20 to 1.55	2.35 to 3.59
2010	440	1.13 to 1.24	538	—	1.20 to 1.55	3.67 to 4.93
2009	574	1.08 to 1.19	674	0.34	1.20 to 1.55	25.71 to 27.23
2008	630	0.86 to 0.93	583	20.70	1.20 to 1.55	-29.72 to -28.87
2007	677	1.23 to 1.31	881	—	1.20 to 1.55	10.13 to 11.46
Invesco V.I. Global Real Estate Fund - Series I:
2011	488	2.18 to 2.44	1,145	3.40	1.20 to 1.55	-7.94 to -6.83
2010	789	2.37 to 2.62	2,012	4.16	1.20 to 1.55	15.71 to 17.10
2009	1,071	2.03 to 2.24	2,349	—	1.20 to 1.55	29.50 to 31.07
2008	1,054	1.58 to 1.70	1,764	14.80	1.20 to 1.55	-45.50 to -44.84
2007	1,187	2.90 to 3.09	3,616	18.71	1.20 to 1.55	-7.00 to -5.88
Invesco V.I. Small Cap Equity Fund - Series I:
2011	728	1.1 to 1.2	856	—	1.20 to 1.55	-2.01 to -1.07
2010	852	1.12 to 1.21	1,018	—	1.20 to 1.55	26.88 to 28.09
2009	881	0.89 to 0.95	824	0.17	1.20 to 1.55	19.72 to 20.86
2008	810	0.74 to 0.78	628	0.33	1.20 to 1.55	-32.20 to -31.55
2007	865	1.09 to 1.14	980	5.72	1.20 to 1.55	9.84 to 14.3
Invesco V.I. Technology Fund - Series I:
2011	858	0.6 to 0.67	560	0.21	1.20 to 1.55	-6.51 to -5.38
2010	1,411	0.64 to 0.70	980	—	1.20 to 1.55	19.44 to 20.88
2009	1,553	0.54 to 0.94	881	—	1.20 to 1.55	54.98 to 56.85
2008	1,100	0.35 to 0.37	404	—	1.20 to 1.55	-45.22 to -44.70
2007	1,331	0.64 to 0.67	888	—	1.20 to 1.55	6.31 to 7.23
Lazard Retirement Emerging Markets Portfolio:
2011	50	3.04	152	1.79	1.25	-19.02
2010	60	3.76	224	1.02	1.25	21.17
2009	84	3.10	260	2.42	1.25	67.74
2008	131	1.85	242	9.09	1.25	-49.36
2007	150	3.65	549	13.66	1.25	31.64
Lazard Retirement Small/Mid Cap Portfolio:
2011	112	1.97	220	7.13	1.25	-10.20
2010	118	2.19	259	8.18	1.25	22.19
2009	133	1.80	239	—	1.25	50.78
2008	155	1.19	185	—	1.25	-37.27
2007	215	1.90	407	35.13	1.25	-8.63
MFS Core Equity Series - Initial Class:
2011	427	0.7 to 1.27	384	1.00	1.20 to 1.55	-2.54 to -1.36
2010	455	0.72 to 1.30	425	1.29	1.20 to 1.55	15.41 to 16.81
2009	709	0.63 to 1.13	555	1.64	1.20 to 1.55	30.40 to 31.97
2008	755	0.48 to 0.86	473	0.73	1.20 to 1.55	-40.10 to -39.37
2007	1,253	0.80 to 1.43	1,376	0.87	1.20 to 1.55	9.43 to 10.76
MFS Growth Series - Initial Class:
2011	1,512	0.65 to 1.46	1,291	0.20	1.20 to 1.55	-1.85 to -0.67
2010	1,740	0.66 to 1.48	1,548	0.13	1.20 to 1.55	13.56 to 14.93
2009	2,070	0.58 to 1.30	1,603	0.29	1.20 to 1.55	35.56 to 37.19
2008	2,120	0.43 to 0.96	1,226	0.25	1.20 to 1.55	-38.38 to -37.64
2007	2,300	0.70 to 1.55	2,293	—	1.20 to 1.55	19.30 to 20.75
MFS Investors Trust Series - Initial Class:
2011	425	0.94 to 1.07	436	1.08	1.20 to 1.55	-3.68 to -2.52
2010	605	0.98 to 1.11	635	1.21	1.20 to 1.55	9.39 to 10.71
2009	711	0.91 to 1.01	681	1.68	1.20 to 1.55	24.95 to 26.45
2008	829	0.71 to 0.80	634	8.11	1.20 to 1.55	-34.11 to -33.31
2007	1,371	1.08 to 1.22	1,600	2.97	1.20 to 1.55	8.60 to 9.92
MFS Research Series - Initial Class:
2011	597	0.84 to 1.17	594	0.89	1.20 to 1.55	-1.98 to -0.80
2010	759	0.86 to 1.19	772	1.02	1.20 to 1.55	14.12 to 15.49
2009	738	0.73 to 1.04	661	1.39	1.20 to 1.55	28.54 to 30.09
2008	682	0.58 to 0.81	487	0.53	1.20 to 1.55	-37.07 to -36.31
2007	1,021	0.93 to 1.28	1,190	2.69	1.20 to 1.55	11.45 to 12.81
T. Rowe Price Equity Income Portfolio:
2011	4,117	1.34 to 1.6	5,969	1.71	1.20 to 1.55	-2.24 to -1.06
2010	5,164	1.37 to 1.63	7,637	1.84	1.20 to 1.55	13.25 to 14.62
2009	5,850	1.21 to 1.44	7,595	1.91	1.20 to 1.55	23.67 to 25.16
2008	6,955	0.98 to 1.16	7,253	5.62	1.20 to 1.55	-37.10 to -36.33
2007	7,284	1.55 to 1.84	12,054	8.06	1.20 to 1.55	1.67 to 2.90
T. Rowe Price International Stock Portfolio:
2011	3,572	0.83 to 1.22	3,272	1.38	1.20 to 1.55	-14.17 to -13.14
2010	5,129	0.97 to 1.41	5,430	1.11	1.20 to 1.55	12.70 to 14.06
2009	6,285	0.86 to 1.25	5,868	2.59	1.20 to 1.55	50.04 to 51.86

	At December 31,			For the year ended December 31,
	Units	Unit Fair Value	Net Assets	Investment1	Expense Ratio2	Total Return3
	(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest
T. Rowe Price International Stock Portfolio:
2008	7,008	0.57 to 0.83	4,344	6.14	1.20 to 1.55	-49.50 to -48.88
2007	6,910	1.13 to 1.64	8,429	14.85	1.20 to 1.55	11.29 to 12.64
T. Rowe Price Limited-Term Bond Portfolio:
2011	1,740	1.34 to 1.53	2,551	3.34	1.20 to 1.55	0.04 to 1.25
2010	2,073	1.34 to 1.52	3,015	3.09	1.20 to 1.55	1.51 to 2.73
2009	2,861	1.32 to 1.49	4,080	3.84	1.20 to 1.55	6.68 to 7.97
2008	3,302	1.24 to 1.40	4,355	4.09	1.20 to 1.55	-0.02 to 1.19
2007	3,065	1.24 to 1.39	4,026	4.41	1.20 to 1.55	3.85 to 5.11
T. Rowe Price Mid-Cap Growth Portfolio:
2011	864	1.72 to 2.8	1,927	8.94	1.20 to 1.55	-2.79 to -1.62
2010	1,552	1.77 to 2.87	3,319	4.67	1.20 to 1.55	26.15 to 27.67
2009	2,106	1.40 to 2.27	3,510	0.12	1.20 to 1.55	43.41 to 45.14
2008	2,131	0.98 to 1.58	2,484	4.97	1.20 to 1.55	-40.69 to -39.97
2007	2,628	1.65 to 2.65	5,241	11.03	1.20 to 1.55	15.70 to 17.09
Van Eck VIP Emerging Markets Fund:
2011	96	2.25	216		1.25	-26.66
2010	122	3.07	374	0.58	1.25	25.27
2009	147	2.46	362	7.65	1.25	110.53
2008	198	1.16	231	51.84	1.25	-65.22
2007	218	3.35	729	18.03	1.25	35.90
Van Eck VIP Global Hard Assets Fund:
2011	24	3.21	77	2.81	1.25	-17.49
2010	30	3.88	117	0.36	1.25	27.63
2009	40	3.00	120	0.71	1.25	55.58
2008	38	1.96	74	16.59	1.25	-46.80
2007	48	3.68	177	15.03	1.25	43.54

1 These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

2 These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded.

3 These ratios represent the total return, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Investment options with a date notation indicate the effective date of that investment option in the variable account.

(5)       UNIT CHANGES
The changes in units outstanding for the year ended December 31, 2011 and 2010 were as follows:

		2010			2011

Fund	December 31, 2009 Units Outstanding	Units Purchased	Units Redeemed	December 31, 2010 Units Outstanding	Units Purchased	Units Redeemed	December 31, 2011 Units Outstanding
Alger Balanced Portfolio - Class I-2	2,670,482	558,692	1,154,836	2,074,338	189,726	819,844	1,444,220
Alger Capital Appreciation Portfolio - Class I-2	2,974,420	581,149	1,491,500	2,064,069	306,220	934,963	1,435,326
Alger Growth & Income Portfolio - Class I-2	1,307,717	161,765	446,906	1,022,576	64,110	405,699	680,987
Alger Large Cap Growth Portfolio - Class I-2	2,752,369	513,814	1,132,444	2,133,739	725,793	1,680,541	1,178,991
Alger Mid Cap Growth Portfolio - Class I-2	3,014,440	465,321	1,132,832	2,346,929	177,391	697,182	1,827,138
Alger Small Cap Growth Portfolio - Class I-2	2,488,822	618,860	845,515	2,262,167	130,693	954,762	1,438,098
American National Balanced Portfolio	1,888,158	81,082	1,969,240	-	-	-	-
American National Equity Income Portfolio	2,531,280	64,223	2,595,503	-	-	-	-
American National Growth Portfolio	2,171,905	38,601	2,210,506	-	-	-	-
American National Money Market Portfolio	16,972,997	2,048,286	19,021,283	-	-	-	-
Federated Equity Income Fund II	930,497	101,806	1,032,303	-	-	-	-
Federated Fund for U.S. Government Securities II	1,118,061	786,230	633,979	1,270,312	283,601	434,447	1,119,466
Federated High Income Bond Fund II - Primary Shares	2,766,349	580,485	1,155,875	2,190,959	519,428	959,341	1,751,046
Federated Kaufmann Fund II - Primary Shares	485,432	845,979	454,932	876,479	73,510	422,967	527,022
Federated Managed Volatility Fund II	456,541	1,256,949	366,685	1,346,805	211,405	332,368	1,225,842
Federated Mid Cap Growth Strategies Fund II	923,029	41,976	965,005	-	-	-	-
Federated Quality Bond Fund II - Primary Shares	567,436	638,551	508,295	697,692	648,641	446,033	900,300
Fidelity VIP Asset Manager Portfolio - Initial Class	212,456	11,514	28,022	195,948	254	8,184	188,018
Fidelity VIP Asset Manager Portfolio - Service Class 2	4,204	-	38	4,166	-	37	4,129
Fidelity VIP Asset Manager: Growth Portfolio - Initial Class	490,969	8,037	53,164	445,842	9,817	199,531	256,128
Fidelity VIP Balanced Portfolio - Initial Class	76,756	6,434	70,749	12,441	83,355	1,070	94,726
Fidelity VIP Contrafund Portfolio - Initial Class	1,660,901	79,983	231,985	1,508,899	35,737	426,562	1,118,074
Fidelity VIP Contrafund Portfolio - Service Class 2	6,539,275	754,203	1,986,615	5,306,863	616,899	1,788,807	4,134,955
Fidelity VIP Equity-Income Portfolio - Initial Class	369,759	50,184	38,693	381,250	15,748	91,827	305,171
Fidelity VIP Equity-Income Portfolio - Service Class 2	692,469	325,375	399,024	618,820	577,965	238,143	958,642
Fidelity VIP Growth - Initial Class	437,314	31,952	93,815	375,451	19,781	70,939	324,293
Fidelity VIP Growth and Income - Initial Class	57,075	16,150	8,867	64,358	-	75	64,283
Fidelity VIP Growth and Income - Service Class 2	518,281	141,069	136,347	523,003	55,406	264,755	313,654
Fidelity VIP Growth Opportunities Portfolio - Initial Class	551,973	15,212	61,655	505,530	6,221	135,685	376,066
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	1,525,865	513,873	765,934	1,273,804	166,413	440,285	999,932
Fidelity VIP Growth Strategies Portfolio - Service Class 2	1,250,473	241,040	632,129	859,384	171,188	275,298	755,274
Fidelity VIP High Income - Initial Class	80,066	8,628	13,865	74,829	5,813	11,553	69,089
Fidelity VIP Index 500 Portfolio - Initial Class	2,061,561	78,748	301,281	1,839,028	67,291	610,217	1,296,102
Fidelity VIP Index 500 Portfolio - Service Class 2	6,471,166	1,277,034	2,628,729	5,119,471	451,316	1,996,047	3,574,740
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	195,914	58,334	650	253,598	5,909	58,964	200,543
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	741,602	1,690,684	822,257	1,610,029	198,234	975,122	833,141
Fidelity VIP Mid Cap Portfolio - Initial Class	181,912	75,008	61,735	195,185	3,559	36,271	162,473
Fidelity VIP Mid Cap Portfolio - Service Class 2	3,858,604	899,416	1,311,567	3,446,453	299,115	1,378,299	2,367,269
Fidelity VIP Money Market Portfolio - Initial Class	426,347	2,157,773	803,798	1,780,322	109,893	729,679	1,160,536
Fidelity VIP Money Market Portfolio - Service Class 2	-	26,890,889	10,181,406	16,709,483	12,838,861	15,174,616	14,373,728
Fidelity VIP Overseas Portfolio - Initial Class	259,474	14,627	28,841	245,260	5,599	91,413	159,446
Fidelity VIP Value Leaders Portfolio - Service Class 2	223,549	155,893	47,801	331,641	36,868	76,859	291,650
Fidelity VIP Value Portfolio - Service Class 2	546,231	188,259	195,566	538,924	45,621	219,605	364,940
Fidelity VIP Value Strategies - Service Class 2	892,403	589,746	563,293	918,856	217,042	412,361	723,537
Invesco V.I. Utilities Fund - Series I	1,521,631	186,976	592,671	1,115,936	176,594	470,703	821,827
Invesco V.I. Capital Development Fund - Series I	-	-	-	-	5,429	693	4,736
Invesco V.I. Dividend Growth Fund - Series I	-	-	-	-	12,756	5,479	7,277
Invesco V.I. Dynamics Fund - Series I	165,228	18,685	69,860	114,053	6,007	120,060	-
Invesco V.I. Financial Services Fund - Series I	550,897	1,225,721	1,312,470	464,148	15,961	480,109	-

		2010			2011
	December 31, 2009	Units	Units	December 31, 2010	Units	Units	December 31, 2011
Fund	Units Outstanding	Purchased	Redeemed	Units Outstanding	Purchased	Redeemed	Units Outstanding
Invesco V.I. Global Health Care Fund - Series I	574,091	101,765	236,340	439,516	124,072	186,133	377,455
Invesco V.I. Global Real Estate Fund - Series I	1,071,380	195,655	478,185	788,850	86,290	387,000	488,140
Invesco V.I. Small Cap Equity Fund - Series I	881,041	268,721	297,409	852,353	207,095	331,240	728,208
Invesco V.I. Technology Fund - Series I	1,552,850	626,006	767,892	1,410,964	213,621	766,758	857,827
Lazard Retirement Emerging Markets Portfolio	83,848	2,824	27,071	59,601	19	9,639	49,981
Lazard Retirement Small/Mid Cap Portfolio	133,270	102	15,421	117,951	4,913	11,300	111,564
MFS Core Equity Series - Initial Class	708,960	119,196	373,135	455,021	27,402	55,682	426,741
MFS Growth Series - Initial Class	2,069,599	589,583	918,741	1,740,441	343,851	572,447	1,511,845
MFS Investors Trust Series - Initial Class	710,528	105,524	211,019	605,033	46,255	226,277	425,011
MFS Research Series - Initial Class	738,139	235,461	214,879	758,721	76,840	238,760	596,801
T. Rowe Price Equity Income Portfolio	5,850,089	991,955	1,678,204	5,163,840	500,679	1,547,688	4,116,831
T. Rowe Price International Stock Portfolio	6,284,540	1,634,057	2,789,402	5,129,195	427,275	1,984,678	3,571,792
T. Rowe Price Limited-Term Bond Portfolio	2,860,576	581,102	1,368,212	2,073,466	360,257	693,520	1,740,203
T. Rowe Price Mid-Cap Growth Portfolio	2,105,885	291,054	844,998	1,551,941	78,820	766,976	863,785
Van Eck VIP Emerging Markets Fund	147,498	4,793	30,564	121,727	64	26,027	95,764
Van Eck VIP Global Hard Assets Fund	39,507	926	10,247	30,186	-	6,191	23,995
	104,396,091	52,843,940	70,822,185	86,417,846	22,088,623	42,687,711	65,818,758

AMERICAN NATIONAL INSURANCE COMPANY

FINANCIAL STATEMENTS

Overview

We are a diversified insurance and financial services company, offering a broad spectrum of life, annuity, health, and property and casualty insurance products.  Chartered in 1905, we are headquartered in Galveston, Texas.  We operate in all 50 states, the District of Columbia, Guam, American Samoa and Puerto Rico.

Segments

We manage our business through five business segments, which are comprised of four insurance segments: Life, Annuity, Health and Property and Casualty, and our Corporate and Other business segment.  The life, annuity, and health insurance segments are operated primarily through six domestic life insurance companies.  The property and casualty insurance segment is operated through eight domestic property and casualty insurance companies.

The insurance segments have revenues consisting primarily of net premium earned on insurance contracts, net investment income, policy and investment contract fees, and other income.  The insurance segments’ expenses are comprised of benefits and claims incurred, interest credited to policyholder account balances, acquisition costs and amortization of deferred policy acquisition costs, operating expenses, and income tax expense.

The insurance segments have liabilities plus an amount of surplus allocated sufficient to support each segment’s business activities.  The insurance segments do not directly own assets.  Rather, assets are allocated to the segments to support the liabilities and surplus of each segment.  The mix of assets allocated to each of the insurance segments is modified as necessary to provide for a match of cash flows and earnings to properly support the characteristics of the insurance liabilities.  We have utilized this methodology consistently over all periods presented.

The Corporate and Other business segment acts as the owner of all of the invested assets of the Company.  As noted previously, assets and surplus from the Corporate and Other business segment are allocated to the insurance segments to match the liabilities of those segments.  The investment income from the invested assets is also allocated to the insurance segments from the Corporate and Other business segment in accordance with the amount of assets allocated to each segment.  Earnings of the Corporate and Other business segment are derived from our non-insurance businesses as well as earnings from those invested assets that are not allocated to the insurance segments.  All realized investment gains and losses are recorded in this segment.

Outlook

The “Outlook” section contains many forward-looking statements, particularly relating to our future financial performance.  These forward-looking statements are based on information currently available to us, are made pursuant to the safe harbor provisions of the Private Securities Litigation Reform Act of 1995, and are subject to the precautionary statements set forth in the introduction to this Annual Report on Form 10-K.  Actual results are likely to differ materially from those forecasts, depending on the outcome of various factors.

In recent years, our business has been and likely will continue to be, influenced by a number of industry-wide and segment or product-specific trends and conditions.  In our discussion below, we first outline the broad macro-economic or industry trends (General Trends) that we expect will have an impact on our overall business.  Second, we discuss certain segment-specific trends that we believe may impact either individual segments of our business or specific products within these segments.

General Trends

Challenging Financial and Economic Environment: We believe that as expectations for global economic growth remain uncertain, factors such as consumer spending, business investment, the volatility and condition of the capital markets and inflation will affect the business and economic environment and, in turn, impact the demand for the type of financial and insurance products we offer.  Adverse changes in the economy could affect earnings negatively and have a material adverse effect on our business, financial condition and results of operations.  However, we believe those risks are somewhat mitigated by our financial strength, active risk management and disciplined underwriting for our products.  Our diverse product mix across multiple lines of business (life, annuity, health and property and casualty) is a strength that will help us adapt to current economic times and give us the ability to serve the changing needs of our customers.  For example, fluctuations in the stock market during recent years have led investors to search for financial products that are insulated from the volatility of the markets.  We are well positioned to serve the demand in this marketplace given our success with fixed annuity products.  Additionally, through our conservative business approach, we believe we remain financially strong, and we are committed to providing a steady and reliable source of financial protection for policyholders and investors alike.

Low Interest Rates: Low interest rate environments are typically challenging for life and annuity companies as the spreads on deposit-type funds and contracts narrow and policies approach their minimum crediting rates.  Low market interest rates may reduce the spreads between the amounts we credit to fixed annuity and individual life policyholders and the amounts we earn on the investments that support these obligations.  We have an ALM Committee that actively manages the profitability of our in-force insurance and annuity contracts.  In response to the unusually low interest rates in recent years, we have reduced the guaranteed minimum crediting rates on newly issued fixed annuity contracts and reduced crediting rates on in-force contracts, where permitted to do so.  These actions have helped mitigate the adverse impact of low interest rates on our spreads and on the profitability of these products, although sales volume and persistency could diminish as a result.  Additionally, we maintain assets with various maturities to support product liabilities and ensure liquidity.  A gradual increase in longer-term interest rates relative to short-term rates generally will have a favorable effect on the profitability of these products.  Although rapidly rising interest rates could result in reduced persistency of our spread-based products, as contract holders shift assets into higher yielding investments, we believe that our ability to react quickly to the changing marketplace will help us to manage this risk.

Low interest rates are also challenging for property and casualty companies.  Investment income is generally a substantial element in earning an acceptable profit margin.  Lower interest rates resulting in lower investment income require the company to achieve better underwriting results.  We have taken pricing actions to help mitigate the adverse impact of low interest rates on our property and casualty business.  As a result, we have seen sales volume and persistency diminish.

Focus on Operating Efficiencies: The challenging economic environment and the recent investment-related losses across the industry have created a renewed focus on operating cost reductions and efficiencies.  We aggressively manage our cost base while maintaining our commitment to provide superior customer service to agents and policyholders.  Investments in technology are aligned with activities and are coordinated through a disciplined project management process.  We anticipate continually improving our use of technology to enhance our policyholders’ and agents’ experience.

Changing Regulatory Environment: The insurance industry is regulated primarily at the state level.  In addition, some life and annuity products and services are subject to U.S. federal regulation.  The debate over the U.S. federal regulatory role in the insurance industry continues to be a divisive issue within the industry.  We proactively monitor this debate to determine its impact on our business.

Life and Annuity

Life insurance continues to be our mainstay segment, as it has been during our long history.  We believe that the combination of predictable and decreasing mortality rates, positive cash flow generation for many years after policy issue and favorable persistency characteristics suggest a viable and profitable future for this line of business.  We continue to use a wide variety of marketing channels and plan to expand our traditional distribution models with additional agents.

We are committed to maintaining our annuity product lines.  We have a conservation program that is intended to retain policyholders through proactive communication and education when a policyholder is considering surrendering his or her policy.  We believe this program has resulted in retaining approximately 8.5% of our policyholders who have submitted surrender requests.

Effective management of invested assets and associated liabilities involving credited rates and, where applicable, financial hedging instruments (which are utilized as economic hedges of equity-indexed annuity products), is crucial to the success of our annuity segment.  Asset “disintermediation”, the risk of large outflows of cash at times when it is disadvantageous to us to dispose of invested assets, is a risk associated with this segment.  This risk is monitored and managed by the ALM Committee,  using statistical measures such as duration and projected future cash flows based on large numbers of possible future interest scenerios and the use of modeling to identify potential risk areas.  These techniques are designed to manage asset-liability cash flow and minimize potential losses.

Demographics: We believe a key driver shaping the actions of the life insurance industry is the rising income protection, wealth accumulation, and insurance needs of retiring Baby Boomers (those born between 1946 and 1964).  According to U.S. Census information published in 2008, about 19.3 percent of the total population will be over 65 by 2030, compared to about 13.0 percent now.  Also, the most rapidly growing age group is expected to be the 85 and older population.  As a result of increasing longevity and uncertainty regarding the Social Security system, retirees will need to accumulate sufficient savings to support retirement income requirements.

We are well positioned to address the Baby Boomers’ increasing need for savings tools and income protection.  We believe our overall financial strength and broad distribution channels position us to respond with a variety of products to individuals approaching retirement age who seek information to plan for and manage their retirement needs.  We believe our products that offer guaranteed income flows for life, including single premium immediate annuities, are well positioned to serve this market.

Competitive Pressures: The life insurance industry remains highly competitive.  Product development and life cycles have shortened in many products, leading to more intense competition with respect to product features.  In addition, several of the industry’s products can be quite homogeneous and subject to intense price competition.  We believe we possess sufficient scale, financial strength and flexibility to effectively compete in this market.

The annuity market is also highly competitive.  In addition to aggressive annuity rates and new product features such as guaranteed living benefit riders within the industry, there is also a growing competition from other financial service firms.  Insurers continue to evaluate their distribution channels and the way they deliver products to consumers.  At this time, we have elected not to provide guaranteed living benefits as a part of our variable annuity products.  We believe these products were not adequately priced relative to the risk profile of the product.  While this may have impeded our ability to sell variable annuities in the short term, we believe this strategy has given us an advantage in terms of profitability over the long term.

We believe we will continue to be competitive in the life and annuity markets through our broad line of products, our diverse distribution channels, and our consistent high level of customer service.  We modify our products to meet customer needs and to expand our reach where we believe we can obtain profitable growth.  Some highlights of recent activities include:

•
In 2010, we established a New York domiciled life insurance subsidiary, which offers a variety of annuity products.  In 2011, the subsidiary started selling life insurance.  Sales are made through independent and multiple-line agents and direct to the consumer.

•
Sales of traditional life insurance products through our Career Sales and Service Division increased in 2011.  This, coupled with our focus on policy persistency and expense management, allowed us to continue to maintain a stable and profitable block of in-force business.

•	Sales of Universal Life insurance products increased for our Multiple-line and Career Sales and Service Divisions in 2011.

•
We believe there will be a continuing shift in sales emphasis to utilizing the Internet, endorsed direct mail and innovative product/distribution combinations.  Our direct sales of life insurance products rebounded in 2010 and continued into 2011.  Selling traditional life insurance products through our Internet and third-party marketing distribution channels will remain a focus.

Health

We experienced a decline in our Medicare Supplement policies in-force in 2011 and 2010.  Price pressure from traditional Medicare Supplement carriers seeking the lowest market rates and, to a lesser extent, competition from Medicare Advantage plans continues to impact our production.  We remain committed to the traditional Medicare Supplement plans, which we consider viable for the long term.

During March 2010, the Patient Protection and Affordable Care Act, and a reconciliation measure, the Health Care and Education Reconciliation Act of 2010 (collectively, “the Health Acts”), were signed into law.  The Health Acts mandate broad changes in the delivery of health care benefits that impact our current business model, including its relationship with current and future customers, producers and health care providers, products, services, processes and technology.  As a result of the Health Acts, management decided to discontinue the sale of individual medical expense insurance plans effective June 30, 2010.  Such insurance plans included our major medical and hospital surgical products.

The Health Acts have generated new opportunities in the limited benefit and supplemental product markets.  During 2011, we began building a portfolio of products to be sold in the worksite market as well as to individuals.  Our marketing research indicates that there are areas in these markets that are underserved.  In 2012, we intend to establish new distribution channels and sales strategies through which we expect to see results.

We expect our Managing General Underwriter line (“MGU”), which provides a large contribution to Health profits, to continue to grow during 2012.  It is important to note that most of the income associated with this line is in the form of a fee income included in “Other income” of the Health segment’s operating results; we retain only 10% of the MGU premium.

Property and Casualty

Our operating results continue to be significantly impacted by a high level of catastrophe losses in the Midwest and Northeast.  We are not currently planning to change our geographic concentrations as we factor the higher level of losses into our pricing models.

“U.S. Property/Casualty – Review and Preview” published by A.M. Best on February 6, 2012 noted that the U.S. property and casualty insurance industry has continued to experience sharply deteriorated operating performance as a result of significant catastrophe related losses, persistent competition, underpricing of many commercial lines, low investment yields and lingering weakness in the macroeconomic environment.  The industry’s underwriting performance deteriorated in 2011, as unusually high catastrophe related losses, driven by increased frequency of low-severity perils, and weaker results in the commercial market took a heavy toll on overall underwriting results resulting in the largest underwriting loss since 2002.  The U.S. property and casualty industry experienced large catastrophe related losses in 2011, driven by a sharp upswing in the frequency of catastrophic events, including an unprecedented tornado season, one of the most active ever recorded, as well as the first hurricane to hit the U.S since 2008, severe thunderstorms, winter storms, wildfires and floods.  While the severity of many of these events was not significant, two events affecting Joplin, Missouri and Tuscaloosa, Alabama resulted in large losses for the industry.  To illustrate the increased frequency of events in the U.S. during 2011, the Federal Emergency Management Agency declared a record number of major disasters of 99 during the year, up from 81 declared in 2010.  The historical average of major disasters is 34 per year.

Demand for P&C credit-related insurance products continues to increase.  Credit markets have improved from the previous recessionary years, which resulted in increasing sales in the auto dealer market and, in turn, demand for our GAP products.  We continue to update credit insurance product offerings and pricing to meet changing market needs, as well as adding new agents to expand market share in the credit-related insurance market.  We are reviewing and implementing procedures to enhance customer service and, at the same time, looking for efficiencies to reduce administrative costs.

Competition: Property and casualty insurers are facing a continued competitive pricing environment.  The condition of the economy in 2011 prevented the rate hardening most industry leaders were expecting following the declines in previous years.  The competitive environment is expected to continue into 2012 as excess industry capital, industry loss reserve releases, and an anticipated sluggish economic recovery all undermine any significant improvement in the market.

Despite the challenging pricing environment, we expect to identify profitable opportunities through our strong distribution channels, expanding geographic coverage, target marketing efforts and new product development.  Through our multiple-line exclusive agents, we will continue to focus on increasing our market share in the home, auto and targeted commercial insurance markets.

Critical Accounting Estimates

The preparation of the consolidated financial statements in accordance with GAAP requires us to make estimates and assumptions that often involve a significant degree of judgment, in particular, expectations of current and future mortality, morbidity, persistency, claims and claim adjustment expenses, recoverability of receivables, investment returns and interest rates.  In developing these estimates, we make subjective and complex judgments that are inherently uncertain and subject to material changes as facts and circumstances develop.  Although variability is inherent in these estimates, we believe that the amounts as reported are appropriate, based upon the facts available upon compilation of the consolidated financial statements.

Management reviews the estimates and assumptions used in the preparation of the consolidated financial statements on an ongoing basis.  If management determines that modifications in estimates and assumptions are appropriate given current facts and circumstances, our financial position and results of operations as reported in the consolidated financial statements could change significantly.

A discussion of these critical accounting estimates is presented below.

Reserves

Life and Annuity Reserves:

Liability for Future Policy Benefits and Policy Account Balances - For traditional life products, liabilities for future policy benefits have been calculated based on a net level premium method using estimated investment yields, withdrawals, mortality and other assumptions that were appropriate at the time of policy issuance.  The estimates used are based on our experience, adjusted with a provision for adverse deviation.  Investment yields used for non-participating traditional life products range from 3.0% to 8.0% and vary by issue year.

Future policy benefits for universal life and investment-type deferred annuity contracts reflect the current account value before applicable surrender charges.  Future policy benefits for group life policies have been calculated using a level interest rate ranging from 3.0% to 5.5%.  Mortality and withdrawal assumptions are based on our experience.

Fixed payout annuities included in future policy benefits are calculated using a level interest rate ranging from 3.0% to 5.6%.  Mortality assumptions are based on standard industry mortality tables.  Liabilities for payout annuities classified as investment contracts (payout annuities without life contingencies) are determined as the present value of future benefits at the “breakeven” interest rate determined at inception.

At least annually, we test the net benefit reserves (policy benefit reserves less DAC) established for life insurance products, including consideration of future expected premium payments, to determine whether they are adequate to provide for future policyholder benefit obligations.  This testing process is referred to as “Loss Recognition” for traditional products or “Unlocking” for non-traditional products.  The assumptions used to perform the tests are our current best estimate assumptions as to policyholder mortality, persistency, company maintenance expenses and invested asset returns.

For traditional business, a “lock-in” principle applies, whereby the assumptions used to calculate the benefit reserves and DAC are set when a policy is issued and do not change with changes in actual experience.  These assumptions include margins for adverse deviation in the event that actual experience differs from the original assumptions.

For non-traditional business, best-estimate assumptions are updated to reflect observed changes based on experience studies and current economic conditions.  We reflect the effect of such assumption changes in DAC and reserve balances accordingly.  Due to the long-term nature of many of the liabilities, small changes in certain assumptions may cause large changes in the degree of reserve adequacy or DAC recoverability.  In particular, changes in estimates of the future invested asset return assumption have a large effect on the degree of reserve adequacy.

Life Reserving Methodology - We establish liabilities for amounts payable under life insurance policies, including participating and non-participating traditional life insurance and interest-sensitive and variable universal life insurance.  In general, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums (for traditional life insurance), or as the account value established for the policyholder (for universal and variable universal life insurance).  Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards.  Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse rates, investment return, inflation, expenses and other contingent events as appropriate to the respective product type.

Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected benefit payments and related expenses less the present value of expected future net premiums.  Assumptions as to mortality and persistency are based upon our experience, with provisions for adverse deviation, when the basis of the liability is established.  Interest rates for the aggregate future policy benefit liabilities range from 3.0% to 8.0% and vary by issue year.  Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 2.5% to 5.5%, and mortality rates assumed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

Future policy benefits for interest-sensitive and variable universal life insurance policies are equal to the current account value established for the policyholder.  Some of our universal life policies contain secondary guarantees, for which an additional liability is established.  Liabilities for universal life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits over the accumulation period based on total expected assessments.

Incurred but not reported (“IBNR”) claims for life policies are estimated using historical claims information.  We analyze our claims data annually and develop an average IBNR factor, which is applied to paid claims in the current period to reflect estimated claims for which the deaths are not reported until a subsequent period.  In addition, we make an estimate for additional reserves whenever new information becomes available.  Adjustments in IBNR reserves, if any, are reflected in the results of operations during the period when such adjustments are made.

We regularly evaluate estimates used and adjust the liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that assumptions should be revised.  The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing DAC and are thus subject to the same variability and risk.  The assumptions used in calculating our liabilities are based on the average benefits payable over a range of scenarios.

Annuity Reserving Methodology – We establish liabilities for amounts payable under annuity contracts, including fixed payout and deferred annuities.  An immediate or payout annuity is an annuity contract in the benefit “payout” phase.  In a fixed payout annuity contract, the insurance company agrees, for a cash consideration, to make specified benefit payments for a fixed period, or for the duration of a designated life or lives.  The cash consideration can be funded with a single payment, as is the case with single premium immediate annuities, or with a schedule of payments, as is the case with “limited-pay” products.

Payout annuities with more than an insignificant amount of mortality risk are calculated in accordance with the applicable accounting guidance for limited pay insurance contracts.  Benefit and maintenance expense reserves are established by using assumptions reflecting our expectations, including an appropriate margin for adverse deviation.  Payout annuity reserves are calculated using standard industry mortality tables specified for statutory reporting and an interest rate range of 3.0% to 5.6% for life annuities and 3.0% for shorter duration contracts, such as term certain payouts.  If the resulting reserve would otherwise cause profits to be recognized at the issue date, additional reserves are established.  The resulting recognition of profits would be gradual over the expected life of the contract.

Liabilities for deferred annuities are established based on methods and underlying assumptions in accordance with the applicable accounting guidance for investment contracts.  Policyholder account balances are established as the account value held on behalf of the policyholder.  The possible need for additional reserves for guaranteed minimum death benefits is determined in accordance with the applicable accounting guidance.  The profit recognition on deferred annuity contracts is gradual over the expected life of the contract.  No immediate profit is recognized on the sale of the contract.

Health Reserves:

Overview – We establish future policy benefit reserves in order to match income and benefit expenses by accounting period.  Policy and contract claim reserves are established in order to associate future benefit payments, both known and unknown, with the period in which they were incurred.

As of year-end 2011, the total Health net reserves were $164.3 million versus $181.2 million at year-end 2010.

The following methods are employed to establish the Health reserves:

Completion Factor Approach: The claim reserves for most health care coverage can be suitably calculated using a completion factor method.  This method assumes that the historical lag pattern will be an accurate representation of unpaid claim payments.  An estimate of the unpaid claims is calculated by subtracting period-to-date paid claims from an estimate of the ultimate ‘complete’ payment for all incurred claims in the period.  Completion factors are calculated which “complete” the current period-to-date payment totals for each incurred month to estimate the ultimate expected payout.  This method is best used when the incurred date and subsequent paid date is known for each claim and if fairly consistent patterns can be determined from the progression of the incurred date until the date paid in full.

For the individual and association medical block (including Medicare Supplement), we use a completion factor approach to establish claim reserves.  MGU and group claim reserves are also calculated using these methods.  Outstanding claim inventories are monitored monthly to determine if any adjustment to the completion factor calculation is needed.

For some larger MGUs we engage external actuarial firms to provide an estimate of the claim reserves for their respective blocks.  We independently evaluate the external claim reserve estimates for reasonableness as well as for consistency with other completion-factor based reserves.  These estimates are incorporated into our reserve analysis to determine the booked reserves for the Health segment.

Tabular Claims Reserves: Disability income and long-term care blocks of business utilize a tabular calculation to generate the present value of expected future payments.  These reserves are called tabular because they rely on the published valuation continuance tables.  These tables were created using industry experience regarding assumptions of continued morbidity and subsequent recovery.  The tabular reserves are calculated by applying these continuance tables, along with appropriate company experience adjustments, to the stream of contractual benefit payments.  The present value of these expected benefit payments discounted at the required interest rate establishes the tabular reserve.

Credit health claim reserves are also based on a tabular calculation using actuarial tables published by the Society of Actuaries and accepted by the NAIC.  The reserve for this business is calculated as a function of open claims using the same actuarial tables discussed above.  Periodically, we test the total claim reserve using a completion factor calculation.

Future Policy Benefits - Reserves for future policy benefits have been calculated based on a net level premium method.  Future policy benefits are equal to the aggregate of the present value of expected future benefit payments, less the present value of expected future premiums.  Morbidity and termination assumptions are based on our experience or published valuation tables when available and appropriate.  Interest rates for the aggregate future policy benefit liabilities range from 3.0% to 8.0% and vary by issue year.

Premium Deficiency Reserves - Deficiency reserves are established when the expected claims payments for a classification of policies having homogenous characteristics are in excess of the expected premiums for these policies.  The determination of a deficiency reserve takes into consideration the likelihood of premium rate increases, the timing of these increases, and the expected benefit utilization patterns.  We have established premium deficiency reserves for segments of the major medical business and the long-term care business.  These lines of business are in run-off and continue to under-perform relative to the original pricing.  The assumptions and methods used to determine the deficiency reserves are reviewed periodically for reasonableness, and the reserve amount is monitored against emerging losses.

Property and Casualty Reserves:

Reserves for Claims and Claim Adjustment Expense (“CAE”) - Property and casualty reserves are established to provide for the estimated costs of paying claims under insurance policies written.  These reserves include estimates for both:

•	Case reserves - claims that were reported to us but not yet paid, and

•
IBNR - anticipated cost of claims incurred but not reported.  IBNR reserves include a provision for potential development on case reserves, losses on claims currently closed which may reopen in the future, and claims that have been incurred but not yet reported.

These reserves include an estimate of the expense associated with settling claims, including legal and other fees, and the general expenses of administering the claims adjustment process.  The two major categories of CAE are defense and cost containment expense and adjusting and other expense.  The details of property and casualty reserves are shown in the following table (in thousands):

	December 31, 2011			December 31, 2010
	Gross	Ceded	Net	Gross	Ceded	Net

Case	$470,519	$37,673	$432,846	$469,051	$23,015	$446,036
IBNR	440,473	15,479	424,994	458,509	17,537	440,972
Total	$910,992	$53,152	$857,840	$927,560	$40,552	$887,008

Case Reserves: Reserves for reported losses are established on either a judgment or a formula basis, depending on the timing and type of the loss.  They are based on historical paid loss data for similar claims with provisions for trend changes, such as those caused by inflation.  The formula reserve is a fixed amount for each claim of a given type.

Judgment reserve amounts generally replace initial formula based reserves and are set on a per case basis based on facts and circumstances of each case, the type of claim and the expectation of damages.  We regularly monitor the adequacy of judgment reserves and formula reserves on a case-by-case basis and change the amount of such reserves as necessary.

IBNR: IBNR reserves are estimated based on many variables, including historical statistical information, inflation, legal developments, economic conditions, and general trends in claim severity, frequency and other factors that could affect the adequacy of claims reserves.

Loss and premium data is aggregated by exposure class and by accident year.  IBNR reserves are calculated by projecting ultimate losses on each class of business and subtracting paid losses and case reserves.  Unlike case reserves, IBNR is generally calculated at an aggregate level and cannot usually be directly identified as reserves for a particular loss or contract.  Our overall reserve practice provides for ongoing claims evaluation and adjustment based on the development of related data and other relevant information pertaining to such claims.  Adjustments in aggregate reserves, if any, are reflected in the results of operations of the period during which such adjustments are made.

We believe our actuaries conservatively reflect the potential uncertainty generated by volatility in our loss development profiles when selecting loss development factor patterns for each line of business.  See Results of Operations and Related Information by Segment – Property and Casualty, Prior Period Reserve Development section of the MD&A for additional information.

The evaluation process to establish the claims and CAE reserves involves the collaboration of underwriting, claims and internal actuarial departments.  The process also includes consultation with independent actuarial firms on a regular basis.  Work performed by independent actuarial firms is an important part of our process of gaining reassurance that the claims and CAE reserves determined by our internal actuarial department sufficiently meet all present and future obligations arising from all claims incurred as of year-end.  Additionally, the independent actuarial firms complete the Statements of Actuarial Opinion at each year-end, certifying that the recorded claims and CAE reserves appear reasonable.

Premium Deficiency Reserve: Deficiency reserves are established when the expected claims payments and a maintenance component for a product line is in excess of the expected premiums for that product line.  The determination of a deficiency reserve takes into consideration the current profitability of a product line using anticipated claims, claims expense, and policy maintenance costs.  The assumptions and methods used to determine the deficiency reserves are reviewed periodically for reasonableness and the reserve amount is monitored against emerging losses.  There were no reserves of this type at December 31, 2011.

P & C Reserving Methodology - The following actuarial methods are utilized in our reserving process during both annual and interim reporting periods:

•
Initial Expected Loss Ratio: This method calculates an estimate of ultimate losses by applying an estimated loss ratio to an estimate of ultimate earned premium for each accident year.  This method is appropriate for classes of business where the actual paid or reported loss experience is not yet mature enough to override initial expectations of the ultimate loss ratios.

•
Bornhuetter Ferguson: This method uses as a starting point an assumed initial expected loss ratio method and blends in the loss ratio implied by the claims experience to date by using loss development patterns based on our own historical experience.  This method is generally appropriate where there are few reported claims and a relatively less stable pattern of reported losses.

•
Loss or Expense Development (Chain Ladder): This method uses actual loss or defense and cost containment expense data and the historical development profiles on older accident periods to project more recent, less developed periods to their ultimate position.  This method is appropriate when there is a relatively stable pattern of loss and expense emergence and a relatively large number of reported claims.

•
Ratio of Paid Defense and Cost Containment Expense to Paid Loss Development: This method uses the ratio of paid defense and cost containment expense to paid loss data and the historical development profiles on older accident periods to project more recent, less developed periods to their ultimate position.  In this method, an ultimate ratio of paid defense and cost containment expense to paid loss is selected for each accident period.  The selected paid defense and cost containment expense to paid loss ratio is then applied to the selected ultimate loss for each accident period to estimate the ultimate defense and cost containment expense.  Paid defense and cost containment expense is then subtracted from the ultimate defense and cost containment expense to calculate the unpaid defense and cost containment expense for that accident period.

•
Calendar Year Paid Adjusting and Other Expense to Paid Loss: This method uses the ratio of prior calendar years’ paid expense to paid loss to project ultimate loss adjustment expenses for adjusting and other expense.  The key to this method is the selection of the paid expense to paid loss ratio based on prior calendar years' activity.  A percentage of the selected ratio is applied to the case reserves (depending on the line of insurance) and 100% to the indicated IBNR reserves.  These ratios assume that a percentage of the expense is incurred when a claim is opened and the remaining percentage is paid throughout the claim's life.

The basis of our selected single point best estimate on a particular line of business is often a blended result from two or more methods (e.g.  weighted averages).  Our estimate is highly dependent on actuarial and management judgment as to which method(s) is most appropriate for a particular accident year and class of business.  Our methodology changes over time, as new information emerges regarding underlying loss activity and other factors.

Key Assumptions:

Implicit in the actuarial methodologies previously discussed are the following critical reserving assumptions, which may impact our reserves:

•	Future inflation rates will remain stable and consistent with historical norms;

•	The selected loss ratio used in the initial expected loss ratio method and Bornhuetter Ferguson method for each accident year;

•	The expected loss development profiles;

•	A consistent claims handling process;

•	A consistent payout pattern;

•	No unusual growth patterns;

•	No major shift in liability limits distribution on liability policies; and

•	No significant prospective changes in laws that would significantly affect future payouts.

The loss ratio selections and loss development profiles are developed primarily using our own historical claims and loss experience.  These assumptions have not been modified from the preceding periods and are consistent with historical loss reserve development patterns.

Management believes our loss reserves at December 31, 2011 are adequate.  New information, legislation, events or circumstances, unknown at the original valuation date, however, may result in future development to our ultimate losses significantly greater or less than the recorded reserves at December 31, 2011.

For non-credit lines of business, future inflation rates could vary from our assumption of relatively stable rates.  Unexpected changes in future inflation rates could impact our financial position and liquidity, and thus we chose to measure the sensitivity of our reserve levels to unexpected changes in inflation.  The table below presents estimates of the impact of likely scenarios related to changes in future inflation.  A future 1.5% decrease and 2.5% increase over the implied inflation rate in our reserves is presented.  The impacts on our estimate of gross loss reserves at year-end (amounts in thousands) is displayed.

	Year ended December 31, 2011
	Cumulative Increase (Decrease) in Reserves
	Future Inflation
	1.5% Decrease	2.5% Increase

Personal:
Personal Auto	$(5,104)	$14,856
Homeowner	(703)	3,572

Commercial:
Agribusiness	(6,018)	22,243
Commercial auto	(2,141)	6,811

The analysis of our credit insurance line of business quantifies the estimated impact on gross loss reserves of a reasonably likely scenario of varying the ratio applied to the unearned premium to determine the IBNR reserves at December 31, 2011.  IBNR reserving methodology for this line of business focuses primarily on the use of a ratio applied to the unearned premium for each credit insurance product.  The selected ratios are based on historical loss and claim data.  In our analysis, we varied this ratio by +/- 5% across all credit insurance products combined.  The results of our analysis show an increase or decrease in gross reserves across all accident years combined of approximately $8.3 million.

It is not appropriate to aggregate the impacts shown in our sensitivity analysis, as our lines of business are not directly correlated.  The variations set forth are not meant to be a “best-case” or “worst-case” scenario, and therefore, it is possible that future variations will be more or less than the amounts in our sensitivity analysis.  While we believe these are possible scenarios based on the information available to us at this time, we do not believe the reader should consider our sensitivity analysis an actual reserve range.

Reserving by Class of Business:

The weight given to a particular actuarial method depends on the characteristics specific to each class of business, including the types of coverage and the expected claim-tail.

Short-tail business - Lines of business for which loss data emerge more quickly are referred to as short-tail lines of business.  For these lines, emergence of paid losses and case reserves is credible and likely indicative of ultimate losses; therefore, more reliance is placed on the Loss or Expense Development methods.  Large catastrophe and weather-related events are analyzed separately using information available to our claims staff, loss development profiles from similar events and our own historical experience.

Long-tail business - For long-tail lines of business, emergence of paid losses and case reserves is less credible in early periods and, accordingly, may not be indicative of ultimate losses.  For these lines of business, more reliance is placed on the Bornhuetter Ferguson and Initial Expected Loss Ratio methods.

Credit business - For credit lines of business, the IBNR is estimated either by applying a selected ratio to the unearned premium reserve or by using the loss development methods previously discussed.

Claim adjustment expenses – We estimate adjusting and other expenses separately from loss reserves using the Calendar Year Paid-to-Paid method.  Reserves for defense and cost containment expense are estimated separately from loss reserves, using either the Loss or Expense Development method or Ratio of Paid Defense and Cost Containment Expense to Paid Loss method.

Deferred Policy Acquisition Costs

We incur significant costs in connection with acquiring insurance business, including commissions and certain underwriting and direct marketing expenses.  Some of these costs are deferred and recorded as DAC in the assets section of the consolidated statements of financial position.  The deferred costs are subsequently amortized over the lives of the underlying contracts in relation to the anticipated emergence of premiums, profit margins, or gross profits, depending on the type of product.

DAC on traditional life and health products are amortized with interest over the anticipated premium-paying period of the related policies, in proportion to the ratio of annual premium revenue to be received over the life of the policies.  Expected premium revenue is estimated by using the same mortality, morbidity and withdrawal assumptions used in computing liabilities for future policy benefits.  The amount of DAC is reduced by a provision for anticipated inflation of maintenance and settlement expenses in the determination of such amounts by means of grading interest rates.

Costs deferred on universal life, limited pay and investment-type contracts are amortized as a level percentage of the present value of anticipated gross profits from investment yields, mortality, and surrender charges.  The effect on DAC that would result from realization of unrealized gains (losses) is recognized with an offset to “Accumulated Other Comprehensive Income” in consolidated statements of financial position as of the reporting date.  It is possible that a change in interest rates could have a significant impact on DAC calculated for these contracts.

DAC associated with property and casualty insurance business consists principally of commissions, underwriting and issue costs.  These deferred costs are amortized over the coverage period of the related policies, in relation to premium revenue recognized.

We had a total DAC asset of approximately $1.35 billion and $1.32 billion at December 31, 2011 and 2010, respectively.  In 2010, a new accounting guidance was issued which specifies that only costs directly related and incremental to the successful acquisition of insurance contracts can be capitalized as DAC.  The new guidance also specifies that advertising costs should be deferred only if the capitalization criteria for direct-response advertising are met.  Effective January 1, 2012, we retrospectively adopted this new accounting guidance and implemented a new DAC capitalization policy.  Upon adoption, our DAC asset was reduced with a corresponding reduction in retained earnings.  See Note 3, Recently Issued Accounting Pronouncements, of the Notes to the Consolidated Financial Statements for a detailed discussion regarding the impact of this pronouncement on the Company.

We believe that the estimates used in our DAC calculations provide a representative example of how variations in assumptions and estimates would affect our business.  The following table displays the sensitivity of reasonably likely changes in assumptions included in the amortization of the DAC balance of our long-tail business for the year ended December 31, 2011 (in thousands):

Increase/(decrease)
in DAC

Increase in future investment margins of 25 basis points	$33,015
Decrease in future investment margins of 25 basis points	(38,077)

Decrease in future life mortality by 1%	2,886
Increase in future life mortality by 1%	(2,915)

Reinsurance

Reinsurance recoverable balances include amounts owed to us in respect of paid and unpaid ceded losses and loss expenses and are presented net of a reserve for non-recoverability.  At December 31, 2011 and 2010, reinsurance recoverable balances were $405.0 million and $355.2 million, respectively.

Recoveries on our gross ultimate losses are determined using distributions of gross ultimate loss by layer of loss retention to estimate ceded IBNR as well as through the review of individual large claims.  The most significant assumption we use is the average size of the individual losses for claims that have occurred but have not yet been recorded by us.  The reinsurance recoverable is based on what we believe are reasonable estimates and is disclosed separately in the consolidated financial statements.  However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled.

We manage counterparty risk by entering into agreements with reinsurers we generally consider to be highly rated.  However, we do not require a specified minimum rating.  We monitor the concentrations of the reinsurers and reduce the participation percentage of lower-rated companies when appropriate.  We believe we currently have no significant reinsurance amounts with any significant risk of becoming unrecoverable due to reinsurer insolvency.

Some of our reinsurance contracts contain clauses that allow us to terminate the participation with reinsurers whose ratings are downgraded.  Information used in our risk assessment is comprised of industry ratings, recent news and reports, and a limited review of financial statements.  We also may require letters of credit, trust agreements, or cash advances from unauthorized reinsurers (reinsurers not licensed in our state of domicile) to fund their share of outstanding claims and CAE.  Final assessment is based on the judgment of senior management.

Other-Than-Temporary Impairment

Our accounting policy requires that a decline in the fair value of investment securities below their cost basis be evaluated on an ongoing basis to determine if the decline is other-than-temporary.  A number of assumptions and estimates inherent in evaluating impairments are used to determine if they are other-than-temporary which include 1) our ability and intent to hold the investment securities for a period of time sufficient to allow for an anticipated recovery in value; 2) the expected recoverability of principal and interest; 3) the length of time and extent to which the fair value has been less than cost basis; 4) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry conditions and trends and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions, which could affect liquidity.

Valuation of Financial Instruments

The fair value of available-for-sale securities (equity and fixed maturity securities) is determined by management using one of the three primary sources of information, including the quoted prices in active markets, third-party pricing services and independent broker quotations.  Estimated fair value of securities based on quoted prices in active markets are readily and regularly available; therefore, valuation of these securities generally does not involve management judgment.

For securities priced using third-party pricing services, fair value measurements of securities are determined using the third-party pricing services’ proprietary pricing applications.  The typical inputs used by the third-party pricing services are relevant market information, benchmark curves, benchmark pricing of like securities, sector groupings and matrix pricing.  Any securities remaining unpriced after utilizing the first two pricing methods are submitted to the independent brokers for prices.  We have analyzed the third-party pricing services and independent brokers’ valuation methodologies and related inputs, and have evaluated the various types of securities in our investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs.

We utilize equity options as a means to hedge equity-indexed deferred annuity benefits.  Equity-indexed deferred annuities include a fixed host annuity contract and an embedded equity derivative.  The embedded derivative portion of the contract represents benefits in excess of fixed guarantees, and the host is associated with fixed guarantees.  At issue, the value of the host contract equals the premium paid less the fair value of the embedded derivative.  The initial host contract value is accreted to the fixed guaranteed value at end of the contract indexing term.  The fair value of the embedded derivative is recalculated at each reporting period using the current contract values and option pricing assumptions.  Interest credited is generally comprised of interest accruals to fixed deferred annuity account balances.  In addition to the accrual of interest on the host contract, the gain or loss on the embedded equity derivative is also recognized as interest credited for equity-indexed deferred annuities.  Embedded derivative gains and losses can introduce material fluctuations in interest credited from one period to the next.

Pension and Postretirement Benefit Plans

Our pension and postretirement benefit obligations and related costs are calculated using actuarial concepts in accordance with the relevant accounting guidance.  The discount rate and the expected return on plan assets are important elements of expense and/or liability measurements.  Each year, these key assumptions are reevaluated to determine whether they reflect the best estimates for the current period.  Changes in the methodology used to determine the best estimates are made when facts or circumstances change, for example, a general decline or rise in interest rates that have not yet been reflected in the rates implicit in the current prices of annuity contracts.  Other assumptions involve demographic factors such as retirement age, mortality, turnover and rate of compensation increases.

We use a discount rate to determine the present value of future benefits on the measurement date.  We are currently using a high-quality long-term corporate bond rate as our guideline for setting this rate.  To determine the expected long-term rate of return on plan assets, a building-block method is used.  The expected rate of return on each asset is broken down into three components: (1) inflation, (2) the real risk-free rate of return (i.e., the long-term estimate of future returns on default-free U.S. government securities), and (3) the risk premium for each asset class (i.e., the expected return in excess of the risk-free rate).  Using this approach, the expected return derived will fluctuate somewhat from year to year; however, it is our policy to hold this long-term assumption relatively constant.

The assumptions used in the measurement of our pension benefit obligations for 2011 and 2010 are as follows:

	Used for Net		Used for Net
	Benefit Cost	Used for Benefit	Benefit Cost	Used for Benefit
	for year ended	Obligations as of	for year ended	Obligations as of
	December 31, 2011	December 31, 2011	December 31, 2010	December 31, 2010

Discount rate	5.34%	4.19%	6.17%	5.34%
Rate of compensation increase	3.78	3.74	4.20	3.78
Long-term rate of return	7.65	7.67	7.65	7.65

Litigation Contingencies

We review existing litigation and potential litigation with counsel quarterly to determine if an accrual of a liability for possible losses is necessary.  Liabilities for contingent losses are established whenever they are probable and estimable based on our best estimate of the probable loss.  If no one number within the range of possible losses is more probable than any other, we record a liability at the low end of the estimated range.

Based on information currently available, we believe that amounts ultimately paid, if any, arising from existing and currently potential litigation would not have a material effect on our results of operations and financial condition.  However, it should be noted that the frequency of large damage awards, which bear little or no relation to the economic damages incurred by plaintiffs, continue to create the potential for an unpredictable judgment in any given lawsuit.  It is possible that, if the defenses in these lawsuits are not successful, and the judgments are greater than we anticipate, the resulting liability could have a material impact on the consolidated financial statements.  See Note 20, Commitments and Contingencies, of the Notes to the Consolidated Financial Statements for additional details.

Federal Income Taxes

Our effective tax rate is based on income, non-taxable and non-deductible items, statutory tax rates and tax planning opportunities available.  Inherent in determining our annual tax rate are judgments regarding business plans, planning opportunities and expectations about future outcomes.

Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which we have already recorded the tax benefit in our income statement.  Deferred tax liabilities generally represent tax expenses recognized in our consolidated financial statements for which tax payment has been deferred, or expenditures for which we have already taken a deduction in our tax return but have not yet recognized in our consolidated financial statements.

GAAP requires us to evaluate the recoverability of our deferred tax assets and establish a valuation allowance, if necessary, to reduce our deferred tax asset to an amount that is more-likely-than-not to be realized.  Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance.  Although realization is not assured, management believes it is more-likely-than-not that the deferred tax assets, net of valuation allowances, will be realized.

Our accounting represents management’s best estimate of future events that can be appropriately reflected in the accounting estimates.  Certain changes or future events, such as changes in tax legislation, geographic mix of earnings and completion of tax audits could have an impact on our estimates and effective tax rate.  For example, the dividends received deduction (“DRD”) reduces the amount of dividend income subject to tax and is a significant component of the difference between our actual tax expense and the expected amount determined using the U.S. federal statutory tax rate of 35%.  The U.S. Department of the Treasury and the IRS intend to address through regulations the methodology to be followed in determining the DRD related to variable life insurance and annuity contracts.  A change in the DRD, including the possible retroactive or prospective elimination of this deduction through regulations or legislation, could increase our actual tax expense and reduce our consolidated net income.

Our liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties, that relate to tax years still subject to review by the IRS or other taxing authorities.  Audit periods remain open for review until the statute of limitations has passed.  The statute of limitations for the examination of federal income tax returns by the IRS for years 2006 to 2010 either has been extended or has not expired.  In the opinion of management, all prior year taxes have been paid or adequate provisions have been made for any uncertain tax positions taken in prior year returns.

Consolidated Results of Operations

The following is a discussion of our consolidated results of operations.  For discussions of our segment results, see the “Results of Operations and Related Information by Segment” section.  The following table sets forth the consolidated results of operations (in thousands):

	Years ended December 31,			Change over prior year
	2011	2010	2009	2011	2010

Premiums and other revenues:
Premiums	$1,748,612	$1,877,908	$1,974,024	$(129,296)	$(96,116)
Other policy revenues	189,494	185,805	179,504	3,689	6,301
Net investment income	968,165	911,915	839,777	56,250	72,138
Realized investments gains (losses), net	90,866	74,062	(73,855)	16,804	147,917
Other income	25,890	23,491	21,291	2,399	2,200
Total premiums and other revenues	3,023,027	3,073,181	2,940,741	(50,154)	132,440

Benefits, losses and expenses:
Policyholder benefits	480,063	500,125	547,428	(20,062)	(47,303)
Claims incurred	1,032,497	1,108,290	1,162,471	(75,793)	(54,181)
Interest credited to policyholder's account balances	405,083	393,119	370,563	11,964	22,556
Commissions for acquiring and servicing policies	430,310	446,463	457,989	(16,153)	(11,526)
Other operating expenses	462,470	462,656	476,165	(186)	(13,509)
Change in deferred policy acquisition costs (1)	(41,107)	(40,095)	(63,611)	(1,012)	23,516
Total benefits and expenses	2,769,316	2,870,558	2,951,005	(101,242)	(80,447)

Income (loss) before other items and federal income taxes	$253,711	$202,623	$(10,264)	$51,088	$212,887

(1) A negative amount of net change indicates more expense was deferred than amortized and represents a decrease to expenses in the periods indicated.

Consolidated earnings increased during 2011 compared to 2010 primarily as a result of:
•	improved Property and Casualty segment results, and
•	an increase in net investment income primarily due to an increase in invested assets,
•	partially offset by a decrease in Life segment results.

Consolidated earnings increased during 2010 compared to 2009.  The increase was primarily driven by the following:
•	an increase in our Corporate and Other business segment’s realized investment gains and net investment income as a result of improved market conditions,
•	a decrease in policy benefits across all segments, and
•	a decrease in other operating costs and expenses in our Life and Health segments,
•	partially offset by a decrease in Life and Health segment premiums and an increase in Annuity segment interest credited to policyholder account balances (“interest credited”).

In the Consolidated Results of Operations above and in the segment discussions that follow, certain amounts in the prior year have been reclassified to conform to the current year presentation.  See Note 18, Segment Information, of the Notes to the Consolidated Financial Statements for additional details.

Results of Operations and Related Information by Segment

Life

The Life segment markets traditional life insurance products such as whole life and term life, and interest-sensitive life insurance products such as universal life, variable universal life and indexed universal life.  These products are marketed on a nationwide basis through career and multiple-line agents, as well as through direct marketing channels.  Life segment financial results for the periods indicated were as follows (in thousands):

	Years ended December 31,			Change over prior year
	2011	2010	2009	2011	2010

Premiums and other revenues:
Premiums	$277,724	$282,160	$284,530	$(4,436)	$(2,370)
Other policy revenues	174,406	170,729	164,748	3,677	5,981
Net investment income	238,275	234,905	233,505	3,370	1,400
Other income	3,301	3,547	2,720	(246)	827
Total premiums and other revenues	693,706	691,341	685,503	2,365	5,838

Benefits, losses and expenses:
Policyholder benefits	344,328	294,177	297,719	50,151	(3,542)
Interest credited to policyholder's account balances	60,494	59,149	58,983	1,345	166
Commissions for acquiring and servicing policies	88,300	91,165	91,968	(2,865)	(803)
Other operating expenses	173,619	178,619	185,048	(5,000)	(6,429)
Change in deferred policy acquisition costs (1)	(3,777)	(1,963)	1,536	(1,814)	(3,499)
Total benefits and expenses	662,964	621,147	635,254	41,817	(14,107)

Income before other items and federal income taxes	$30,742	$70,194	$50,249	$(39,452)	$19,945

(1) A negative amount of net change indicates more expense was deferred than amortized and represents a decrease to expenses in the periods indicated.

For the year ended December 31, 2011, earnings decreased compared to 2010 as a result of an increase in policyholder benefits.  This increase includes $26.6 million increase in claims not yet reported and $4.9 million increase in claims incurred or paid all due to a modification of our claim settlement procedures.

Earnings for the year ended December 31, 2010 increased significantly compared to 2009 primarily due to an increase in other policy revenues, decreases in policy benefits and operating expenses and an increase in deferred policy acquisition costs.  Operating expenses in 2010 were lower due to the absence of nonrecurring costs associated with the Company’s SEC registration and lower direct marketing expenses.  The increase in other policy revenues was due to higher policy service fees on a growing block of interest-sensitive life policies.

Premiums and other revenues

Changes in premiums are primarily driven by new sales during the period, the persistency of in-force policies, and reinsurance activity.  Premiums have decreased slightly each of the past two years.  The decrease in 2011 compared to 2010 was primarily driven by higher reinsurance premiums due to increasing policy face values, and a decrease in the credit-related life products as a result of lower sales.  The decrease during 2010 compared to 2009 was attributable to increasing Yearly-Renewable-Term renewal ceded reinsurance premiums on the higher face amounts issued in previous years.

Other policy revenues include mortality charges, earned policy service fees, and surrender charges on interest-sensitive life insurance policies.  These charges increased for the year ended December 31, 2011 and 2010 compared to each preceding year primarily due to higher policy service fees on a growing block of life policies. This increase reflects the continued growth in interest-sensitive life business.

Benefits, losses and expenses

Policyholder benefits increased for the year ended December 31, 2011 compared to 2010, primarily as the result of an increase in the estimate of claims incurred but not reported and an increase driven by higher mortality costs net of reinsurance, due to an increase in claims on larger face-value policies.  During the year ended December 31, 2010, policy holder benefits were relatively flat compared to 2009.

During 2011, there was an emerging shift of view regarding claim processes from the long-standing practice that a claim must be filed by a beneficiary to a view that an insurer should actively seek possible beneficiaries by monitoring information of a policyholder’s death.  This type of information might be ascertainable using the U.S. Social Security Death Master File (“SSA Master File”).  We modified our claims settlement procedures in the fourth quarter of 2011 to apply this perspective on a nationwide basis.  This led to an increase in our IBNR life claims reserve of $26.6 million.  We also paid or accrued additional benefits of $4.9 million during the fourth quarter of 2011 as a result of these new procedures.  For additional information, see “Item 1A, Risk Factors.”

Other operating costs and expenses decreased for the year ended December 31, 2011 compared to 2010, and for the year ended December 31, 2010 compared to 2009.  The decrease during 2011 was primarily the result of the release of a litigation liability.  The decrease during 2010 was primarily due to reductions in consulting fees attributed to Sarbanes-Oxley and SEC registration, as well as marketing and legal expenses.

The following table presents the components of the change in DAC (in thousands):

	Years ended December 31,			Change over prior year
	2011	2010	2009	2011	2010

Acquisition cost capitalized	$79,653	$80,789	$77,161	$(1,136)	$3,628
Amortization of DAC	(75,876)	(78,826)	(78,697)	2,950	(129)

Change in deferred policy acquisition costs (1)	$3,777	$1,963	$(1,536)	$1,814	$3,499

(1) A positive amount of net change indicates more expense was deferred than amortized and represents a decrease to expenses in the periods indicated.

Acquisition costs capitalized decreased for the year ended December 31, 2011 compared to 2010 primarily as a result of the decrease in premiums.  The increase during 2010 compared to 2009 was a result of non-commission related compensation.  The decrease in the amortization of DAC during 2011 compared to 2010 was the result of a decrease in terminations and surrenders.  The amortization of DAC was relatively flat during 2010 compared to 2009.

Reinsurance

The table below summarizes reinsurance reserves and premium amounts assumed and ceded (in thousands):

	Reserves			Premiums
	December 31,			Years ended December 31,
	2011	2010	2009	2011	2010	2009

Reinsurance assumed	$4,318	$9,827	$19,514	$2,974	$5,716	$9,038
Reinsurance ceded	(188,812)	(173,097)	(160,934)	(92,208)	(90,459)	(81,122)
Total	$(184,494)	$(163,270)	$(141,420)	$(89,234)	$(84,743)	$(72,084)

We use reinsurance to mitigate excessive risk to the Life segment.  As of December 31, 2011, our retention limits were $2,350,000 for issue ages 65 and under, and $1,550,000 for issue ages 66 and older, for traditional and universal life, as compared to a single limit of $1,550,000 as of December 31, 2010.  Accidental death benefits and premium waiver benefits are mostly retained on new business issued beginning in 2008.  Increases in reserves and premium amounts ceded primarily reflect increased use of reinsurance in conjunction with treaties related to universal life products.  Decreases in assumed reserves and premium were primarily due to the cancellation of our reinsurance agreement with two credit life reinsurers.  Those blocks of business are now in run-off, and the new business retained is currently written by us on a direct basis.

We periodically adjust our reinsurance program and retention limits as market conditions warrant, consistent with our corporate risk management strategy.  While, in the past, we have reinsured up to 90% of new business, we are currently reinsuring newly developed permanent products on a modified excess retention basis, in which we reinsure mortality risk on a yearly renewable term basis, ceding a 75% quota share of policies with a face value of at least $500,000 up to our retention and then a 100% quota share in excess of retention.  Term products are coinsured between 60% and 100% on a first-dollar quota share basis.  Current traditionally marketed term products are coinsured on a 90% quota share basis, while current direct-marketed products are coinsured on a 60% basis, up to our retention, and then a 100% quota share in excess of retention.

Reinsurance is used in the credit life business primarily to provide producers of credit-related insurance products the opportunity to participate in the underwriting risk through offshore producer-owned captive  reinsurance companies.  A majority of the treaties entered into by our Credit Insurance Division are written on a 100% coinsurance basis with benefit limits of $100,000 on credit life.  We have entered into funds withheld reinsurance treaties, which are ceded to the reinsurer on a written basis.

Our individual life reinsurance is primarily placed with highly rated companies, and we monitor the financial condition of those companies.  For 2011, the companies where we have placed material amounts of reinsurance for the Life segment are shown in the table below (in thousands, except percentages):

	A. M. Best	Ceded	Percentage of
Reinsurer	Rating(1)	Premium	Gross Premium

Swiss Re Life and Health America Inc.	A+	$23,759	6.4%
Munich American Reassurance Company	A+	12,637	3.4
Transamerica Life Insurance Company	A+	9,362	2.5
Reinsurance Group of America (RGA Reinsurance Company)	A+	8,351	2.3
Canada Life Reinsurance	A+	6,338	1.7
SCOR Global Life Re Insurance Company of Texas	A	5,543	1.5
Other Reinsurers with no single company
greater than 5% of the total ceded premium		26,218	7.1
Total life reinsurance ceded		$92,208	24.9%

(1) A.M. Best rating as of the most current information available January 31, 2012.

Policy in-force information

The following table summarizes changes in the Life segment’s in-force amounts (in thousands):

	December 31,			Change over prior year
	2011	2010	2009	2011	2010

Life insurance in-force:
Traditional life	$46,484,826	$45,919,219	$45,229,407	$565,607	$689,812
Interest-sensitive life	23,671,800	23,879,283	24,218,843	(207,483)	(339,560)
Total life insurance in-force	$70,156,626	$69,798,502	$69,448,250	$358,124	$350,252

The following table summarizes changes in the Life segment’s number of policies in-force:

	December 31,			Change Over Prior Year
	2011	2010	2009	2011	2010

Number of policies in-force:
Traditional life	2,204,187	2,274,144	2,347,423	(69,957)	(73,279)
Interest-sensitive life	178,595	176,160	174,738	2,435	1,422
Total number of policies	2,382,782	2,450,304	2,522,161	(67,522)	(71,857)

There was an increase in total life insurance in-force in 2011 compared to 2010.  The increase in our traditional life products is believed to be the result of consumers seeking contract guarantees due to the economic environment in recent years.  This increase was partially offset by a decrease in our interest-sensitive life policies as the result of lower prevailing interest rates.  The decrease in our policy count is attributable to surrenders and lapses, as well as new business activity generally being comprised of fewer but larger face-value policies.

There was a slight increase in total life insurance in-force in 2010 compared to 2009, as new policies issued exceeded the aggregate face amount of older policies terminated by death, lapse, or surrender.  The decreasing policy count, from 2009 through 2010, is attributable primarily to the natural attrition of a larger number of older policies, partially offset by newer policies that are fewer in number but larger in face amount.

Annuity

We offer a variety of immediate and deferred annuities.  We sell these products through independent agents, brokers, and financial institutions, along with multiple-line and career agents.  Annuity segment financial results for the periods indicated were as follows (in thousands):

	Years ended December 31,			Change over prior year
	2011	2010	2009	2011	2010

Premiums and other revenues:
Premiums	$94,753	$174,193	$220,284	$(79,440)	$(46,091)
Other policy revenues	15,088	15,076	14,756	12	320
Net investment income	577,707	535,581	471,192	42,126	64,389
Other income	250	607	373	(357)	234
Total premiums and other revenues	687,798	725,457	706,605	(37,659)	18,852

Benefits, losses and expenses:
Policyholder benefits	135,735	205,948	249,709	(70,213)	(43,761)
Interest credited to policyholder's account balances	344,589	333,970	311,580	10,619	22,390
Commissions for acquiring and servicing policies	94,851	95,701	107,053	(850)	(11,352)
Other operating expenses	72,325	71,298	63,497	1,027	7,801
Change in deferred policy acquisition costs (1)	(29,554)	(44,569)	(62,013)	15,015	17,444
Total benefits and expenses	617,946	662,348	669,826	(44,402)	(7,478)

Income before other items and federal income taxes	$69,852	$63,109	$36,779	$6,743	$26,330

(1) A negative amount of net change indicates more expense was deferred than amortized and represents a decrease to expenses in the periods indicated.

Earnings increased for the year ended December 31, 2011 compared to 2010 primarily as the result of the growth in net investment income outpacing the growth in interest credited.  Additionally, a previously disclosed litigation matter impacted other operating expenses during 2011, and without this accrual, earnings would have increased $18.7 million compared to 2010.  See Note 20, Commitments and Contingencies, of the Notes to the Consolidated Financial Statements for additional details.

Earnings for the year ended December 31, 2010 improved significantly when compared to 2009 primarily due to an increase in our net investment income offset by an increase in interest credited to policy account balances.

Premiums and other revenues

Annuity premium and deposit amounts received are shown in the table below (in thousands):

	Years ended December 31,			Change over prior year
	2011	2010	2009	2011	2010

Fixed deferred annuity	$1,470,159	$1,045,429	$1,715,871	$424,730	$(670,442)
Single premium immediate annuity	159,824	177,688	227,937	(17,864)	(50,249)
Equity-indexed deferred annuity	142,526	340,920	239,664	(198,394)	101,256
Variable deferred annuity	99,224	90,188	99,429	9,036	(9,241)
Total	1,871,733	1,654,225	2,282,901	217,508	(628,676)
Less: policy deposits	1,776,980	1,480,032	2,062,617	296,948	(582,585)
Total earned premiums	$94,753	$174,193	$220,284	$(79,440)	$(46,091)

We monitor account values and changes in those values as a key indicator of the performance of our Annuity segment.  Changes in account values are mainly the result of net inflows, surrenders, policy fees, interest credited and market value changes (in thousands):

	Years ended December 31,
	2011	2010	2009
Fixed deferred annuity:
Account value, beginning of period	$9,006,692	$8,151,365	$6,918,365
Net inflows	1,349,874	1,180,826	1,751,397
Surrenders	(863,590)	(652,519)	(820,980)
Fees	(10,146)	(10,080)	(10,592)
Interest credited	341,586	337,100	313,175
Account value, end of period	$9,824,416	$9,006,692	$8,151,365

Single premium immediate annuity:
Reserve, beginning of period	$903,126	$820,295	$701,141
Net inflows	32,167	42,502	84,785
Interest and mortality	43,429	40,329	34,369
Reserve, end of period	$978,722	$903,126	$820,295

Variable deferred annuity:
Account value, beginning of period	$415,757	$400,624	$309,011
Net inflows	88,044	86,528	98,312
Surrenders	(112,221)	(114,320)	(77,860)
Fees	(4,786)	(4,795)	(4,096)
Change in market value and other	(6,665)	47,720	75,257
Account value, end of period	$380,129	$415,757	$400,624

Fixed deferred annuity deposits increased significantly for 2011 compared to 2010.  The increase was primarily a result of our marketing efforts to expand distribution through new accounts.  Fixed deferred annuity receipts decreased for the year ended December 31, 2010 compared to 2009, which had abnormally high sales in the first quarter of 2009 due to a “flight to safety” related to the credit crisis of late 2008.

Equity-indexed fixed annuities, which are included as fixed deferred annuities in the account values table, allow policyholders to participate in equity returns while also having certain downside protection resulting from guaranteed minimum crediting rates.  Deposits for this product decreased during 2011 compared to the same period in 2010.  We believe this decrease was primarily due to lower fixed investment yields resulting in lower declared indexed crediting terms.  Deposits increased for the year ended December 31, 2010 compared to 2009 as certain annuitants accepted some exposure to volatility in the pursuit of potentially higher returns.

Single premium immediate annuities (“SPIA”) decreased for 2011 and 2010 compared to their preceding years.  Premiums for this product have decreased primarily as a result of lower investment yields, restraining demand for this product in anticipation of increased income payments in the future.  We believe that the current low interest rate environment has led some prospective SPIA buyers to defer their purchase of a payout annuity and temporarily invest in cash and cash equivalents, in the hope that rates will be higher at a later date, affording a higher annuity payment per premium dollar.

Variable deferred annuity products are a relatively small portion of our annuity portfolio.

Benefits, losses and expenses

Benefits consist of annuity payments and reserve increases on SPIA sales classified as insurance contracts.  Benefits decreased for the years ended December 31, 2011 and 2010, compared to the previous years.  The changes in benefits are consistent with the changes in total earned premium in the current and comparable periods.

Commissions remained flat in 2011 and decreased for the year ended December 31, 2010 compared to 2009, primarily due to fluctuations in sales and the shifting of the product mix each year.

The change in DAC represents acquisition costs capitalized, net of amortization of existing DAC.  The amortization of DAC is calculated in proportion to gross profits.  The following table presents the components of the change in DAC (in thousands):

	Years ended December 31,			Change over prior year
	2011	2010	2009	2011	2010

Acquisition cost capitalized	$118,011	$117,090	$126,769	$921	$(9,679)
Amortization of DAC	(88,457)	(72,521)	(64,756)	(15,936)	(7,765)
Change in deferred policy acquisition costs (1)	$29,554	$44,569	$62,013	$(15,015)	$(17,444)

(1) A positive amount of net change indicates more expense was deferred than amortized and is a decrease to expense in the periods indicated.

An important measure of the Annuity segment is amortization of DAC as a percentage of gross profits.  The amortization of DAC as a percentage of gross profits for the years ended December 31, 2011, 2010, and 2009 was 42.6%, 39.1%, and 44.6%, respectively.  The increase in the ratio during 2011 compared to 2010, was the result of a decline in persistency during the year due to an increase in terminations and surrenders.  Conversely, the decrease during 2010 compared to 2009 was the result of improved persistency from fewer terminations and surrenders.

Options and Derivatives

Shown below is the analysis of the impact to net investment income of the option return, along with the impact to interest credited of the equity-indexed annuity embedded derivative (in thousands):

	Years ended December 31,			Change over prior year
	2011	2010	2009	2011	2010
Net investment income
Without option return	$581,373	$523,373	$466,546	$58,000	$56,827
Option return	(3,666)	12,208	4,646	(15,874)	7,562

Interest credited to policy account balances
Without embedded derivative	352,410	327,366	303,442	25,044	23,924
Equity-indexed annuity embedded derivative	(7,821)	6,604	8,138	(14,425)	(1,534)

Net investment income without option return, as well as the related interest credited without equity-indexed return, increased during the year ended December 31, 2011 compared to 2010, as well as in 2010 compared to 2009.  The increases were due to increases in aggregate annuity account values from each year’s sales.  The overall increase in the investment asset base attributed to annuities was 9.2% and 13.9% during the years ending December 31, 2011 and 2010, respectively.

Option return, as well as the related equity-indexed-annuity embedded derivative return, decreased during 2011 compared to 2010 due to the lack of a return in the S&P 500 Index during 2011, compared to the 12.8% gains during 2010.  Option return increased during 2010 compared to 2009 due to the aforementioned increase to the S&P500 index during 2010.  The related equity-indexed annuity embedded derivative return, however, decreased as a result of surrenders during 2009 participating in the return, whereas in recent years surrenders did not participate in this return.

Reinsurance

We employ reinsurance for guaranteed minimum death benefit risks on certain variable annuity contracts.  Our maximum guaranteed minimum death benefit exposure, before reinsurance, which represents the total exposure in the event that all annuity policyholders die, was $3.9 million and $3.0 million as of December 31, 2011 and 2010, respectively.  After reinsurance, the net amounts at risk were $1.3 million and $1.1 million, as of December 31, 2011 and 2010, respectively.  All such guaranteed minimum death benefit reinsurance is with reinsurers rated “A” or higher by A.M. Best.

Health

The Health segment primarily focuses on supplemental and limited benefit coverage products including Medicare Supplement insurance for the senior market as well as hospital surgical and cancer policies for the general population.  For the year ended December 31, 2011, premium volume was concentrated in our Medicare Supplement (43.5%) and medical expense (20.4%) lines.  Our other health products include credit accident and health policies and other limited benefit coverages.  Health products are distributed through a network of independent agents and MGUs.  Health segment results for the periods indicated were as follows (in thousands):

	Years ended December 31,			Change over prior year
	2011	2010	2009	2011	2010

Premiums and other revenues:
Premiums	$231,793	$263,294	$309,701	$(31,501)	$(46,407)
Net investment income	13,413	15,492	16,564	(2,079)	(1,072)
Other income	13,356	10,384	10,382	2,972	2
Total premiums and other revenues	258,562	289,170	336,647	(30,608)	(47,477)

Benefits, losses and expenses:
Claims incurred	159,289	184,554	239,407	(25,265)	(54,853)
Commissions for acquiring and servicing policies	25,808	35,263	51,717	(9,455)	(16,454)
Other operating expenses	47,169	49,634	62,134	(2,465)	(12,500)
Change in deferred policy acquisition costs (1)	9,144	4,886	5,017	4,258	(131)
Total benefits and expenses	241,410	274,337	358,275	(32,927)	(83,938)

Income before other items and federal income taxes	$17,152	$14,833	$(21,628)	$2,319	$36,461

(1) A negative amount of net change indicates more expense was deferred than amortized and represents a decrease to expenses in the periods indicated.

Earnings increased for the year ended December 31, 2011 as compared to 2010 driven primarily by an increase in other income comprised of fee income associated with high sales by a new MGU.  Also, a decrease in the benefit ratio for the health segment contributed to the increase in earnings.  The increase in earnings was partially offset by the discontinuation of sales of our medical expense insurance plans effective June 30, 2010.  Additionally, sales of our Medicare Supplement product decreased due to stringent competition.

Earnings increased for the year ended December 31, 2010 as compared to 2009 primarily due to a decline in the benefit ratio.  A lower expense ratio, associated with lower personnel costs, also contributed to the improvement in earnings.  A decrease in premiums resulting from a reduction of in-force policies partially offset the improvement in earnings.

Both year over year comparisons were impacted by the continued diminishment in the size of the health block due to the discontinuation of medical expense insurance sales and slow Medicare Supplement sales attributable to the current extremely competitive Medicare Supplement market.

Premiums and other revenues

Health premiums for the periods indicated are as follows (in thousands, except percentages):

	Years ended December 31,
	2011		2010		2009
	dollars	percentage	dollars	percentage	dollars	percentage

Medicare Supplement	$100,924	43.6%	$117,132	44.5%	$123,102	39.7%
Medical expense	47,323	20.4	67,050	25.5	80,716	26.1
Group	33,906	14.6	29,343	11.1	33,484	10.8
Credit accident and health	19,897	8.6	21,553	8.2	19,627	6.3
MGU	13,681	5.9	11,173	4.2	34,015	11.0
All other	16,062	6.9	17,043	6.5	18,757	6.1
Total	$231,793	100.0%	$263,294	100.0%	$309,701	100.0%

The Health segment’s earned premiums decreased during the year ended December 31, 2011 as compared to 2010 primarily due to the discontinuation of sales of our medical expense insurance plans effective June 30, 2010.  In-force policies continue to lapse and this produced the reduction in premiums.  Due to the competitive nature of the market, sales of our Medicare Supplement product also decreased.  Additionally, our credit accident and health premiums decreased primarily due to a decrease in new business related to short-term financing.

Premiums decreased during the year ended December 31, 2010 as compared to 2009, which was mainly attributable to the discontinuation of sales of our medical expense insurance plans effective June 30, 2010.  Additionally, the decrease was driven by the non-renewal of two MGU’s, decreased sales of our Medicare Supplement product, and the recording in 2009 of a one-time premium associated with the unwinding of an MGU.

Our in-force certificates or policies as of the dates indicated are as follows:

	December 31,
	2011		2010		2009
	number	percentage	number	percentage	number	percentage

Medicare Supplement	42,760	6.8%	48,584	7.7%	58,627	8.6%
Medical expense	7,962	1.3	11,057	1.8	18,368	2.7
Group	20,122	3.2	20,893	3.3	23,890	3.5
Credit accident and health	271,700	43.3	294,702	46.6	309,695	45.5
MGU	147,251	23.5	103,666	16.4	106,617	15.6
All other	137,596	21.9	152,917	24.2	164,118	24.1
Total	627,391	100.0%	631,819	100.0%	681,315	100.0%

In-force policies increased in 2011 compared to 2010 due to an increase in MGU production.  The MGU line increased due to the addition of a new MGU, which produced a significant policy count increase.  The “all other" line is composed of closed blocks of business, and has no new sales.  The MGU and Group counts include 100% reinsured certificates, which is a rapidly growing block of business.  The increases in these 100% reinsured certificates will not translate into corresponding increases in premiums.

Our total in-force policies had a net decrease during the year ended December 31, 2010 as compared to 2009.  The decrease was mainly attributed to a decrease in the credit accident and health line due to a decrease in our short-term furniture and finance company credit products.  Also contributing to the decrease in the in-force policies were the decrease in our Medicare Supplement line production resulting from current market conditions and a decrease in our medical expense line as a result of discontinuance of sales.

Benefits, losses and expenses

Claims incurred decreased during the year ended December 31, 2011 compared to the same period in 2010.  The decrease was primarily the result of a decline in sales of our two largest health lines, our medical expense insurance plans and Medicare Supplement products.  The decline in claims incurred was consistent with lower premiums and lower commissions.  Additionally, the medical expense benefit ratio, measured as the ratio of claims and other benefits to premiums, decreased to 68.7% for the year ended December 31, 2011, from 70.1% for the same period in 2010.  This was driven primarily by a significant decrease in claims in 2011 as compared to 2010.

In 2010, a reduction in the medical expense benefit ratio, the loss of two MGUs, and the discontinuance of medical expense sales produced a decrease in benefits.  The medical expense benefit ratio, measured as the ratio of claims and other benefits to premiums, decreased to 70.1% for the year ended December 31, 2010, from 77.3% for the same period in 2009.  Unexpected high claim payments on medical expense products in 2009, with a subsequent return to lower levels during 2010, contributed to the decrease in the benefit ratio.

Commissions decreased for the year ended December 31, 2011 compared to the same period in 2010, as a result of lower sales, consistent with lower premiums.  Commissions decreased during the year ended December 31, 2010 compared to 2009 as a result of lower sales and a large ceded commission in the MGU line in 2009 that did not occur in 2010.

Other operating costs and expenses for the year ended December 31, 2011 as compared to 2010 were substantially unchanged.  Other operating costs and expenses decreased for the year ended December 31, 2010 compared to 2009, which was mainly attributable to lower payroll costs and a one-time write-off of agent balances in 2009.

Change in Deferred Policy Acquisition Costs

The following table presents the components of the change in DAC (in thousands):

	Years ended December 31,			Change over prior year
	2011	2010	2009	2011	2010

Acquisition cost capitalized	$11,893	$18,087	$16,729	$(6,194)	$1,358
Amortization of DAC	(21,037)	(22,973)	(21,746)	1,936	(1,227)
Change in deferred
policy acquisition costs (1)	$(9,144)	$(4,886)	$(5,017)	$(4,258)	$131

(1) A negative amount of net change indicates less expense was deferred than amortized and represents an increase to expenses in the periods indicated.

Acquisition cost capitalized decreased for the year ended December 31, 2011 compared to 2010.  The decrease in DAC was caused by the overall decrease in sales and resulting decrease in commissions.  For the year ended December 31, 2010 compared to 2009, the change in deferred policy acquisition costs was insignificant.

Reinsurance

For the major medical business, we use reinsurance on an excess of loss basis.  Our retention limit is $500,000 per claim on these types of policies.  Certain amounts of stop-loss and other types of catastrophe health reinsurance programs are also reinsured.  We manage these risks by reinsuring a majority of the risk to highly rated reinsurance companies.  We maintain reinsurance on a quota share basis for our long-term care and disability income business.

Reinsurance is used in the credit accident and health business.  In certain cases, particularly in the auto retail market, we may also reinsure the policy written through offshore producer-owned captive reinsurers to allow the dealer to participate in the performance of these credit accident and health contracts.  A majority of the treaties entered into by our Credit Insurance Division are written on a 100% coinsurance basis with benefit limits of $1,000 per month.

The companies where we have placed material amounts of reinsurance for the Health segment are shown in the table below (in thousands, except percentages):

	A.M. Best	Ceded	Percentage of
Reinsurer	Rating(1)	Premium	Gross Premium

United States Fire Insurance Company	A	$39,845	10.1%
American Healthcare Indemnity Company	B++	28,263	7.2
Topanga Reinsurance	NR	14,127	3.6
WFI Reinsurance Company, Ltd.	NR	12,274	3.1
Transatlantic Reinsurance	A	11,399	2.9
Other reinsurers with no single company
greater than 5.0% of the total ceded premium		56,075	14.2
Total health reinsurance ceded		$161,983	41.1%

(1) A.M.Best rating as of the most current information available January 31, 2012.

Property and Casualty

Property and Casualty business is written primarily by our exclusive Multiple-Line agents and through our Credit Insurance Division agents.  Property and Casualty segment results for the periods indicated were as follows (in thousands, except percentages):

	Years ended December 31,			Change over prior year
	2011	2010	2009	2011	2010

Premiums and other revenues:
Net premiums written	$1,137,445	$1,154,415	$1,152,840	$(16,970)	$1,575

Net premiums earned	$1,144,342	$1,158,261	$1,159,509	$(13,919)	$(1,248)
Net investment income	72,071	72,620	71,368	(549)	1,252
Other income	6,003	5,778	5,112	225	666
Total premiums and other revenues	1,222,416	1,236,659	1,235,989	(14,243)	670

Benefits, losses and expenses:
Claims incurred	873,208	923,736	923,064	(50,528)	672
Commissions for acquiring and servicing policies	221,351	224,334	207,251	(2,983)	17,083
Other operating expenses	124,336	124,410	124,266	(74)	144
Change in deferred policy acquisition costs (1)	(16,920)	1,551	(8,151)	(18,471)	9,702
Total benefits and expenses	1,201,975	1,274,031	1,246,430	(72,056)	27,601
Income (loss) before other items and federal income taxes	$20,441	$(37,372)	$(10,441)	$57,813	$(26,931)

Loss ratio	76.3%	79.8%	79.6%	(3.5)	0.2
Underwriting expense ratio	28.7	30.2	27.9	(1.5)	2.3
Combined ratio	105.0%	110.0%	107.5%	(5.0)	2.5
Impact of catastrophe events on combined ratio	11.4	10.8	7.8	0.6	3.0
Combined ratio without impact of catastrophe events	93.6%	99.2%	99.7%	(5.6)	(0.5)

Gross catastrophe losses	$217,851	$141,685	$80,866	$76,166	$60,819
Net catastrophe losses	120,628	123,239	90,253	(2,611)	32,986

(1) A negative amount of net change indicates more expense was deferred than amortized and represents a decrease to expenses in the periods indicated.
The Property and Casualty segment earnings improved during the year ended December 31, 2011 compared to 2010 primarily due to improvements in pricing adequacy, improvements to our reinsurance programs which provided an increase in recoveries on catastrophe losses in excess of additional reinsurance premium paid, and to a lesser extent strong management of our expenses resulting in a net improvement to earnings.

The Property and Casualty segment earnings deteriorated significantly during the year ended December 31, 2010 compared to 2009.  The decline was primarily driven by a $33.0 million increase in net catastrophe losses which was offset by a $32.3 million improvement in non-catastrophe loss results, an increase in commissions, and an increase in deferred policy acquisition expense.

Premiums and other revenues

Both net premiums written and earned decreased during the year ended December 31, 2011 compared to 2010.  The decrease is primarily due to an increase in catastrophe reinsurance reinstatement premiums and decreased premiums across personal lines of business due to a decline in policies in-force, partially offset by increased premium per exposure.  Our catastrophe reinsurance reinstatement premium increased by $9.0 million over the same period in 2010 as the result of higher catastrophe reinsurance recoveries in 2011 compared to 2010.

Net premiums written increased for the year ended December 31, 2010 compared to 2009, primarily due to increases in our personal auto products partially offset by decreases in our commercial lines.  Net premiums written and earned remained relatively flat during 2010 compared to 2009 primarily due to increases in our personal lines, partially offset by decreases in our commercial lines.

Benefits, losses and expenses

Claims incurred decreased for the year ended December 31, 2011 compared to 2010.  The decrease was attributable to a decline in losses in all lines except agribusiness and other personal lines.  Claims incurred remained flat during the year ended December 31, 2010 compared to 2009 as a result of the net catastrophe experience increase over the prior year, offset by the decreases in our credit-related property products and non-catastrophe loss experience.

Gross catastrophes for the year ended December 31, 2011 were $217.9 million, compared to $141.7 million for the same period in 2010.  Although we experienced a significant increase in our gross catastrophe losses, our improved reinsurance program mitigated the impact,  providing a significant increase in catastrophe reinsurance recoveries in 2011 compared to 2010.  The additional catastrophe reinsurance recovery was attributable to lower catastrophe loss retentions and an aggregate property catastrophe excess reinsurance contract placed during 2011.

While the frequency of catastrophe events in 2011 was two fewer than 2010, gross catastrophe losses increased primarily from the severity of the catastrophe events over 2011.  The 2011 catastrophe activity includes a record number of tornados, including two events which impacted primarily Alabama in late April, and Joplin, Missouri in May.  These two events alone accounted for $102.6 million in gross catastrophe losses and $30.5 million in net catastrophe losses during 2011.For the year ended December 31, 2010, gross catastrophe losses increased to $141.7 million compared to $80.9 million in 2009 as a result of 33 catastrophes experienced in 2010 compared to 27 in 2009.

The combined ratio, excluding the impact of catastrophe events, improved to 93.6% for the year ended December 31, 2011 compared with 99.2% and 99.7% for 2010 and 2009, respectively.  This was primarily driven by an improvement in rate adequacy.  Inherent to our fundamental risk management practices, we continue to evaluate and manage our aggregate catastrophe risk exposure with risk selection and reinsurance coverage.

Commissions remained flat for the year ended December 31, 2011 but increased significantly during the year ended December 31, 2010 compared to the same period in 2009.  This was primarily the result of a one time expense of $10.0 million related to a revision in our post termination compensation for certain agents, as well as increases in our credit-related property products due to a change in our product mix. Excluding this one time expense, commissions through December 31, 2011 increased from 2010 due to an increase in commissions on our credit-related property products.

The decrease in expense as a result of the change in DAC for the year ended December 31, 2011 compared to 2010 is attributable to a shift in our credit-related property products from shorter duration products to longer duration products.  The increase in expense as a result of the change in DAC for the year ended December 31, 2010, was primarily driven by the change in our deferral estimates during 2009 to improve our consistency among subsidiaries.  An increase in commissions on our credit-related property insurance products added to this increase.

We regularly review the recoverability of DAC, and if the actual emergence of future profitability were to be substantially lower than estimated, we would accelerate DAC amortization to account for any recoverability issues or premium deficiency.  We have not historically experienced these issues with our DAC balances.

Products

Our Property and Casualty segment consists of three product lines: (i) Personal Lines, which we market primarily to individuals, represent 61.0% of net premiums written, (ii) Commercial Lines, which focus primarily on agricultural and other targeted commercial markets, represent 26.9% of net premiums written, and (iii) Credit-related property insurance products, which are marketed to and through financial institutions and retailers, and represent 12.1% of net premiums written.

Personal Products

Property and Casualty segment results for Personal Products for the periods indicated were as follows (in thousands, except percentages):

	Years ended December 31,			Change over prior year
	2011	2010	2009	2011	2010

Net premiums written
Auto	$444,454	$468,100	$456,960	$(23,646)	$11,140
Homeowner	213,513	217,785	217,963	(4,272)	(178)
Other Personal	35,691	38,875	38,815	(3,184)	60
Total net premiums written	693,658	724,760	713,738	(31,102)	11,022

Net premiums earned
Auto	463,171	470,535	452,754	(7,364)	17,781
Homeowner	217,619	216,849	208,558	770	8,291
Other Personal	36,173	39,298	37,283	(3,125)	2,015
Total net premiums earned	$716,963	$726,682	$698,595	$(9,719)	$28,087

Loss ratio
Auto	75.7%	78.0%	83.9%	(2.3)	(5.9)
Homeowner	102.1	104.1	100.6	(2.0)	3.5
Other Personal	67.8	61.6	44.9	6.2	16.7
Personal line loss ratio	83.3%	84.9%	86.8%	(1.6)	(1.9)

Combined Ratio
Auto	96.6%	102.3%	104.9%	(5.7)	(2.6)
Homeowner	125.7	129.6	122.8	(3.9)	6.8
Other Personal	89.6	68.7	51.3	20.9	17.4
Personal line combined ratio	105.0%	108.6%	107.4%	(3.6)	1.2

Personal Automobile: Net premiums written and earned decreased in our personal automobile line during 2011 compared to 2010, due to a decline in policies in-force resulting from a competitive marketplace and lower new business sales.

Net premiums written and earned increased in our personal automobile line during 2010 as a result of premium rate increases implemented during the second half of 2009.  The increase in premium per policy is slightly offset by a decline in the policies in-force.

Average premium per policy increased during the periods 2009 through 2011, driven by improving rate adequacy, resulting in an improvement in the loss and combined ratios.  The combined ratio improved for the year ended 2011 compared to 2010 due to the previously mentioned increase in commissions in 2010 that was not incurred in 2011 and improvement in the loss ratio.  The 2010 combined ratio improved over the 2009 combined ratio from the improved loss ratio offset by the increase in commissions.  The combined industry ratios for 2011 (estimated), 2010, and 2009 of 100.8%, 101.0%, and 101.3%, respectively, per A.M. Best’s “U.S. Property/Casualty-Review and Preview” showed an improvement of 0.5 points over the three year period, while our combined ratio showed an improvement of 8.3 points over the same three year period.

Homeowners: Net premiums written decreased through the year ended December 31, 2011 compared to 2010 attributable to increased catastrophe reinsurance reinstatement premiums as a result of higher catastrophe reinsurance losses ceded and a decline in policies in-force, partly offset by an increase in our average premium per policy due to rate activity.  Net premiums written remained relatively flat during 2010 compared to 2009.

Net premiums earned remained relatively flat during 2011 compared to 2010, and increased during the year ended December 31, 2010 compared to 2009.  The increase in 2010 was due to an increase in net written premiums in the previous year as a result of rate increases across this product line, and were partially offset by a decline in the number of policies from our risk management initiatives and the impact of the rate increases.

The loss and combined ratios improved slightly during the year ended December 31, 2011 compared to 2010 primarily due to improved rate adequacy.  The loss and combined ratios deteriorated during the year ended December 31, 2010 compared to the same period in 2009 due to increases in the frequencies of both catastrophe and non-catastrophe claims, as well as increases in the average loss severity, resulting in a total increase of $15.9 million in policy benefits.  The additional increase in the 2010 combined ratio was a result of the lower amount of expenses being deferred as previously mentioned.

The combined ratios for the industry per A.M. Best for 2011 (estimated), 2010 and 2009 were 123.7%, 106.7% and 105.8%, respectively.  Our 2011 combined ratio is comparable to the industry average, whereas 2010 and 2009 were 22.9 points and 17.0 points above the industry averages, respectively.  Our combined ratio for the prior years was negatively impacted due to the concentration of catastrophe events occurring in the Midwest, and was also negatively impacted in 2010 from an unusual $20.0 million catastrophe event in Arizona.

Other Personal: This product line is comprised primarily of watercraft, rental-owner and umbrella coverages for individuals seeking to protect their personal property not covered within their homeowner and auto policies.  Net premiums written and earned decreased during the year ended December 31, 2011 compared to 2010 due to a decline in policies in-force.  Premiums generally trend with the homeowners and personal automobile lines as policies are typically sold in conjunction with one another.

The loss ratio increased through December 31, 2011 compared to 2010 primarily due to a decrease in premiums while claims remained consistent with the prior year.  The combined ratio for this same period increased as a result of a change in our expense allocation, which resulted in higher expense being allocated to this line of business.  The loss and combined ratios deteriorated during 2010 compared to 2009 due to an increase in the severity of claims.  As this is currently our smallest line of business in our Personal Products line, minor fluctuations in results can more easily cause volatility in these ratios than with larger lines.

Commercial Products

Property and Casualty segment results for Commercial Products for the periods indicated were as follows (in thousands, except percentages):

	Years ended December 31,			Change over prior year
	2011	2010	2009	2011	2010

Net premiums written
Other Commercial	$126,013	$123,605	$127,292	$2,408	$(3,687)
Agribusiness	98,152	103,937	101,074	(5,785)	2,863
Auto	82,266	80,109	88,642	2,157	(8,533)
Total net premiums written	306,431	307,651	317,008	(1,220)	(9,357)

Net premiums earned
Other Commercial	121,420	120,365	125,855	1,055	(5,490)
Agribusiness	102,946	106,678	105,921	(3,732)	757
Auto	84,201	80,948	91,074	3,253	(10,126)
Total net premiums earned	$308,567	$307,991	$322,850	$576	$(14,859)

Loss ratio
Other Commercial	66.2%	82.9%	76.9%	(16.7)	6.0
Agribusiness	118.2	108.3	90.1	9.9	18.2
Auto	60.8	72.9	74.3	(12.1)	(1.4)
Commercial line loss ratio	82.1%	89.1%	80.5%	(7.0)	8.6

Combined ratio
Other Commercial	94.4%	112.1%	106.4%	(17.7)	5.7
Agribusiness	155.0	145.2	126.8	9.8	18.4
Auto	83.0	97.2	96.9	(14.2)	0.3
Commercial line combined ratio	111.5%	119.6%	110.4%	(8.1)	9.2

Other Commercial: Net written and earned premiums increased through 2011 compared to 2010 primarily as a result of rate increases in the workers’ compensation product, whereas 2010 decreased from 2009 as a result of the decline in premiums from our workers’ compensation and small business owner products.  The premiums for our workers’ compensation product decreased because of a reduction in exposures and overall rate levels, as well as a decrease in the premium assumed from involuntary pools.  Our small business premiums declined primarily as a result of lower receipts for some of our client’s businesses, as well as a lowering premium per policy as businesses reduced coverages and increased deductibles in an effort to reduce their costs.

The loss and combined ratios improved during 2011 compared to 2010.  This improvement is the result of lower claim severity in the workers’ compensation products, resulting in a $15.3 million decrease to benefits during 2011.  The loss and combined ratios deteriorated during 2010 compared to 2009 due to the decreases in premiums in addition to increases in the severity of workers’ compensation claims as payrolls contracted.

Agribusiness Product: Our agribusiness product allows policyholders to customize and combine their coverage for residential and household contents, buildings and building contents, farm personal property and liability.  Net premiums written and earned decreased for the year ended December 31, 2011 compared to the same period in 2010.  The decrease was due to a decrease in policies in-force as the result of non-renewing certain policies in unprofitable segments and catastrophe reinsurance reinstatement premiums that were not incurred in 2010.

The loss and combined ratios have increased over the years primarily as the result of increases in catastrophe losses and the frequency and severity of non-catastrophe losses.  The frequency and severity of storms and weather related events continue to cause variability in this line of business.

Commercial Automobile: Net premiums written and earned increased during 2011 compared to 2010.  The increase was primarily the result of a vehicle reclassification revision adjustment that resulted in refunds to policyholders in 2010 that did not occur in 2011.  The increase was offset by a reduction in polices in-force from our primary lines and improved selective underwriting.  Net premium written and earned decreased in 2010 as compared to 2009 primarily from the result of the previously mentioned vehicle classification revisions.

This product line experienced a decrease in losses incurred during 2011 compared to 2010 due to a decrease in the frequency and severity of claims, which resulted in an improvement in the loss and combined ratios during the period.  The loss and combined ratios remained relatively flat during 2010 compared to 2009.  The combined industry ratios per A.M. Best for 2011 (estimated), 2010, and 2009 were 102.6%, 98.0% and 99.4%, respectively.  The 2011 combined ratio was below the estimated industry average by 19.6 points and was comparable to 2010 and 2009 results.

Credit Products

Credit-related property products for the periods indicated were as follows (in thousands, except percentages):

	Years ended December 31,			Change over prior year
	2011	2010	2009	2011	2010

Net premiums written	$137,356	$122,004	$122,094	$15,352	$(90)

Net premiums earned	$118,812	$123,588	$138,064	$(4,776)	$(14,476)

Loss ratio	19.1%	26.2%	41.1%	(7.1)	(14.9)

Combined ratio	88.5%	96.1%	105.8%	(7.6)	(9.7)

Credit-related property insurance products are offered on automobiles, furniture and appliances in connection with the financing of those items.  These policies pay an amount if the insured property is lost or damaged and is not directly related to an event affecting the consumer’s ability to pay the debt.  The primary distribution channel for credit-related property insurance is general agents who market to auto dealers, furniture stores and financial institutions.

Net premiums written increased during 2011 compared to 2010.  This increase is primarily driven by the reduction of reinsurance placed with producer-owned reinsurance companies.  Net premiums written during 2010 remained relatively flat as compared to 2009.  Net premiums earned decreased through 2011 and 2010 compared to 2009 due to our credit business continuing to shift from the shorter duration CPI products, to the longer duration GAP products.  Shorter duration products generally earn the entire premium within 12 months of the effective date, while longer duration products may take up to 84 months before they are fully earned.

The improvements in the loss ratios for the year ended December 31, 2011 compared to 2010 and 2009 were attributable to an overall decline in claims incurred as a result of lower frequency and severity of claims.  Specifically, the GAP line of business experienced a positive trend in claims incurred as the result of used automobile market values rebounding from the recent financial crisis.

The combined ratios improved during 2011 and 2010 compared to each previous year.  The decrease in the loss ratio drove the decrease in the combined ratio, which was partially offset by higher underwriting expenses from rising commission expenses as a result of the change in our product mix.

Property and Casualty Reinsurance

We reinsure a portion of the risks that we underwrite to manage our loss exposure and protect capital resources.  In return for a premium, reinsurers assume a portion of the claims incurred.  Amounts not reinsured are known as retention.  We primarily use the following types of reinsurance to manage our loss exposures:

•
Treaty reinsurance, primarily excess of loss, where the reinsurer indemnifies us against all, or a specified portion, of claims incurred in excess of a specified retention or attachment point, and up to the contract limit; and;

•
Facultative reinsurance, in which an individual insurance policy or a specific risk is reinsured with the prior approval of the reinsurer.  Facultative reinsurance is purchased for the small number of risks which fall outside the treaty reinsurance.

In addition to treaty and facultative reinsurance, we are partially protected by the Terrorism Risk Insurance Act of 2002, which was modified and extended through December 31, 2014 by the Terrorism Risk Insurance Program Reauthorization Act of 2007.

We retain the first $1.0 million of loss per risk, which will remain the same for 2012.  Our corporate catastrophe reinsurance retention has been $40.0 million in recent years and will remain the same in 2012.  In order to manage our risk exposure, we purchase the following additional catastrophe reinsurance coverages:

•
We have coverage which lowers our retention to $10.0 million in Louisiana and Texas.  In 2010, the Louisiana and Texas covers were expanded to include additional coastal states as well as Oklahoma and Arkansas.  Those covers remained in place for 2011. In 2012, two more coastal states will be added to the state-specific covers which will result in coverage for all coastal states from Texas to Virginia as well as the states of Oklahoma and Arkansas.

•
Additional catastrophe coverage is purchased for the remainder of the country.  The retention for this cover was $20.0 million in 2010 and was lowered to $10.0 million for 2011 where it will remain in 2012.

•
We also purchased $50.0 million of protection for earthquake losses in all states except California, thereby resulting in a total earthquake limit of $550.0 million in 2011, a reduction from the $625.0 million in 2010 and $645.0 million in 2009.  The earthquake cover for 2012 will be $30.0 million with a $10.0 million retention.  The combination of this cover and the corporate catastrophe cover will provide protection for earthquake losses between $10.0 million and $500.0 million.  California earthquake losses are covered above $40.0 million and up to $500.0 million in 2011 and 2010, down from $520.0 million in 2009.  The amount of earthquake coverage purchased has decreased in recent years as a result of a reduction in our earthquake business writings.

•
In 2011, $30.0 million of catastrophe aggregate reinsurance coverage was purchased.  This cover applies after $90.0 million of aggregated catastrophe losses has been reached.  The first $10.0 million of each catastrophe loss contributes to the $90.0 million aggregation of losses.  The catastrophe aggregate reinsurance coverage for 2011 was placed at 63.6% and will remain in place with the same coverage for 2012 at 50.6%.

The property catastrophe reinsurance limit was $500.0 million for 2011, 2010 and 2009 and will remain at that level for 2012.

Our reinsurance programs use multiple reinsurers with each reinsurer absorbing part of the overall risk ceded.  The primary reinsurers who participate in the programs and the amount of coverage each provides are shown in the following table:

		Percent of Risk Covered
	AM Best	Non-	Catastrophe
Reinsurer	Rating(1)	catastrophe	Coverage

Hannover Ruck, Germany	A	39.5%	-%
Lloyd's Syndicates	A	26.9	52.8
Platinum Re	A	12.1	-
Swiss Reinsurance America Corporation	A+	7.3	2.5
Catlin Insurance Co	A	5.3	4.8
Tokio Millenium Re Ltd	A++	-	6.7
Other reinsurers with no single company		8.9	33.2
greater than 5% of the total
Total reinsurance coverage		100.0%	100.0%

(1) A.M. Best rating as of the most current information available February 2, 2012.

Our credit-related property insurance products do not employ reinsurance to manage catastrophe loss exposure, and their reinsurers for risks other than catastrophes are not deemed significant to our business.

Prior Period Reserve Development

The table below shows the development of our claims and CAE reserves.  The table does not present individual accident or policy year development data.

The top line shows our original reserves, net of reinsurance recoverable, for each of the indicated years.  The table then shows the cumulative net paid claims and CAE as of successive years.  The table also shows the re-estimated amount of previously recorded reserves based on experience as of the end of each succeeding year.  The cumulative deficiency or redundancy represents the aggregate change in the estimates over all prior years.  Conditions and trends that affected development of liabilities in the past may not necessarily occur in the future.  Accordingly, it may be inappropriate to anticipate future redundancies or deficiencies based on historical experience.

While we believe that our claims reserves at December 31, 2011 are adequate, new information, events or circumstances, unknown at the original valuation date, may lead to future developments in our ultimate losses in amounts significantly greater or less than the reserves currently provided.  The actual final cost of settling both claims outstanding at December 31, 2011 and claims expected to arise from unexpired periods of risk is uncertain.  There are many other factors that would cause our reserves to increase or decrease, which include but are not limited to: changes in claim severity; changes in the expected level of reported claims; judicial action changing the scope or liability of coverage; changes in the regulatory, social and economic environment; and unexpected changes in loss inflation.  The deficiency/ (redundancy) for different reporting dates is cumulative and should not be added together.

	Loss Development Table
	Property and Casualty Claims and Claim Adjustment Expense Liability Development-Net of Reinsurance
	Years Ended December 31,

	2001	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
Liability for unpaid claims and
claim adjustment expenses, net
of reinsurance
(includes loss reserves, IBNR,
allocated and unalloc expense)	$425,129	$490,215	$590,365	$678,379	$796,267	$801,953	$809,500	$847,860	$856,658	$887,008	$857,840

Cumulative paid claims and
claim expenses
One year later	228,699	233,074	256,386	274,810	366,007	296,620	318,944	345,346	308,113	331,196
Two years later	322,112	338,459	377,139	405,748	506,463	453,042	477,958	495,277	467,402
Three years later	370,179	399,651	445,702	479,410	590,643	544,100	569,031	593,384
Four years later	396,758	429,408	479,524	518,972	640,003	593,126	625,925
Five years later	407,212	443,161	498,349	541,627	664,588	623,884
Six years later	412,004	452,256	509,521	552,136	682,171
Seven years later	416,207	457,972	513,968	563,113
Eight years later	420,045	460,785	518,251
Nine years later	423,256	463,303
Ten years later	423,636

Liabilites re-estimated
One year later	432,028	488,595	564,287	638,910	770,238	711,880	766,882	798,587	776,808	818,937
Two years later	435,574	488,455	564,485	617,374	737,341	713,339	733,361	770,900	753,152
Three years later	441,564	490,717	553,163	596,242	739,825	680,900	727,675	766,994
Four years later	441,309	482,799	538,459	596,754	714,995	682,460	727,733
Five years later	435,796	476,615	542,429	585,370	717,474	685,471
Six years later	432,953	478,201	534,287	585,914	720,931
Seven years later	433,990	472,502	534,477	589,384
Eight years later	430,722	473,754	535,429
Nine years later	431,869	474,451
Ten years later	432,468

Deficiency(redundancy), net
of reinsurance	$7,339	$(15,764)	$(54,936)	$(88,995)	$(75,336)	$(116,482)	$(81,767)	$(80,866)	$(103,506)	$(68,071)

	2001	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
Net reserve, as initially estimated	$425,129	$490,215	$590,365	$678,379	$796,267	$801,953	$809,500	$847,860	$856,658	$887,008	$857,840

Reinsurance and other recoverables
as initially estimated	65,327	59,806	52,908	67,698	65,186	62,115	55,951	89,410	46,778	40,552	53,152
Gross reserve as initially estimated	490,456	550,021	643,273	746,077	861,453	864,068	865,451	937,270	903,436	927,560	910,992

Net re-estimated reserve	432,468	474,451	535,429	589,384	720,931	685,471	727,733	766,994	753,152	818,937
Re-estimated and other reinsurance
recoverables	79,453	82,791	85,663	86,021	499,076	99,023	81,321	115,108	48,869	46,190
Gross re-estimated reserve	511,921	557,242	621,092	675,405	1,220,007	784,494	809,054	882,102	802,021	865,127

Deficiency(redundancy), gross
of reinsurance	$21,465	$7,221	$(22,181)	$(70,672)	$358,554	$(79,574)	$(56,397)	$(55,168)	$(101,415)	$(62,433)

For 2011, the net favorable prior year claims and CAE development was $68.1 million, compared to approximately $79.9 million of net favorable prior year development in 2010, as a result of better than expected paid and incurred loss emergence across several lines of business.

The current year loss ratio is a blend of the current accident year loss ratio and the impact of favorable or adverse development on prior accident years during the current calendar year.  Excluding the 6.0 point impact of favorable prior year loss development for accident years 2010 and prior, the 2011 loss ratio would have been 82.3%.  Excluding the 6.8 point impact of favorable prior year loss development for accident years 2009 and prior, the 2010 loss ratio would have been 86.6%.

Net favorable reserve development during 2011 and 2010 was primarily driven by personal and commercial auto and commercial liability lines.  For 2011 and 2010, net and gross reserve calculations have shown favorable development as a result of loss emergence compared to what was implied by the loss development patterns used in the original estimation of losses.  For additional information regarding claims and CAE, refer to Note 12, Liability for Unpaid Claims and Claim Adjustment Expenses, of the Notes to the Consolidated Financial Statements.

For the year ended December 31, 2005, the $358.6 million deficiency gross of reinsurance was primarily the result of our participation in the National Flood Insurance Program as administered by the Federal Emergency Management Agency.  As these losses are 100% reimbursed by the Federal government, they do not impact our net reserve calculations or our net loss development patterns.  The National Flood Insurance Program had paid losses of $390.0 million for the year ended December 31, 2005 because of the 2005 hurricanes, specifically Hurricane Katrina.  Since reserves are not set up for the National Flood Insurance Program, any payments made subsequent to year-end will appear as adverse development on a gross basis.  If the flood losses were removed from the gross data, the $358.6 million deficiency would have been a $31.4 million redundancy, gross of reinsurance.

Corporate and Other

Our Corporate and Other business segment primarily includes the capital not allocated to support our insurance business segments.  Corporate and Other business segment results for the periods indicated were as follows (in thousands):

	Years ended December 31,			Change over prior year
	2011	2010	2009	2011	2010

Premiums and other revenues:
Net investment income	$66,699	$53,317	$47,148	$13,382	$6,169
Realized investments gains, net	90,866	74,062	(73,855)	16,804	147,917
Other Income	2,980	3,175	2,704	(195)	471
Total premiums and other revenues	160,545	130,554	(24,003)	29,991	154,557

Benefits, losses and expenses:
Other operating expenses	45,021	38,695	41,220	6,326	(2,525)
Total benefits, losses and expenses	45,021	38,695	41,220	6,326	(2,525)

Income before other items and federal income taxes	$115,524	$91,859	$(65,223)	$23,665	$157,082

Earnings for the years ended December 31, 2011 and 2010 increased compared to the previous years.  In both periods, the increases were primarily due to the increase in realized gains from investments as a result of improved financial markets, which also led to a reduction in other-than-temporary impairments below those recorded during 2009.  The 2011 increase was also driven by the increase in net investment income as a result of our growing portfolio of bonds and mortgage loans.

We recorded other-than-temporary impairments of $9.5 million, $5.7 million and $79.1 million in 2011, 2010 and 2009, respectively.  These other-than-temporary impairments are allocated to the Corporate and Other business segment and are included in “Realized investments gains, net.”

In accordance with our segment allocation process, all realized gains and losses, except those on derivatives, are allocated to the Corporate and Other business segment.  For 2010 and prior periods, the Corporate and Other business segment was compensated for the risk it assumed for realized losses through a monthly charge to the insurance segments that reduced the amount of investment income allocated to those segments.  During 2010, we undertook an assessment of the allocation process for assets and investment income.  Beginning in 2011, we discontinued the monthly charge to the insurance segments to improve the comparability for measuring business results between segments and between periods.

Discontinued Operations

On December 31, 2010, we sold our wholly-owned broker-dealer subsidiary, Securities Management & Research, Inc. (“SM&R”).  The sale qualifies for discontinued operations accounting and accordingly, the results of operations for this subsidiary are presented as income (loss) from discontinued operations in our consolidated statements of operations for all periods presented.  The sale resulted in a $1.0 million loss for the year-ended 2010.  SM&R had previously been a component of the Corporate and Other business segment.  We chose to sell this business based on the belief that similar services could be contracted with a third party at lower cost while improving the services to agents and policyholders.  See Note 22, Discontinued Operations, of the Notes to the Consolidated Financial Statements for additional details.

Investments

We manage our investment portfolio to optimize our rate of return commensurate with sound and prudent practices to maintain a well-diversified portfolio.  Our investment operations are governed by various regulatory authorities including, but not limited to, the state insurance departments where our insurance companies are domiciled.  Investment activities, including the setting of investment policies and defining acceptable risk levels, are subject to review and approval by our Board of Directors, which is assisted by our Finance Committee, comprised of two board members, senior executives and investment professionals.

Our insurance and annuity products are primarily supported by investment-grade bonds, collateralized mortgage obligations and commercial mortgage loans.  We purchase fixed maturity securities and designate them as either held-to-maturity or available-for-sale as necessary to match our estimated future cash flow needs.  We also monitor the composition of our fixed maturity securities between held-to-maturity and available-for-sale securities and adjust the concentrations within the portfolio as investments mature or with the purchase of new investments.

We invest in commercial mortgage loans when the yield and quality compare favorably with other fixed maturity securities.  Investments in individual residential mortgage loans have not been part of our investment portfolio and we do not anticipate investing in them in the future.

Historically, our strong capitalization has enabled us to invest in equity securities and investment real estate where there are opportunities for enhanced returns.  We invest in real estate and equity securities based on a risk and reward analysis.

Composition of Invested Assets

The following summarizes the carrying values of our invested assets by asset class (other than investments in unconsolidated affiliates), (in thousands, except percentages):

	Year ended December 31, 2011		Year ended December 31, 2010
	Amount	Percent	Amount	Percent

Bonds held-to-maturity, at amortized cost	$9,251,972	49.0%	$8,513,550	47.5%
Bonds available-for-sale, at fair value	4,381,607	23.2	4,123,613	23.0
Equity securities, at fair value	1,006,080	5.3	1,082,755	6.0
Mortgage loans on real estate, net of allowance	2,925,482	15.5	2,679,909	15.0
Policy loans	393,195	2.1	380,505	2.1
Investment real estate,
net of accumulated depreciation	470,222	2.5	521,768	2.9
Short-term investments	345,330	1.8	486,206	2.8
Other invested assets	109,514	0.6	119,251	0.7
Total Investments	$18,883,402	100.0%	$17,907,557	100.0%

The increase in our total investments from December 31, 2011 as compared to 2010 was primarily a result of purchasing investments with the net proceeds of annuity and life premium and investment income.  During 2011, we sold a portfolio of directly owned industrial real estate and our interests in partnerships of similar industrial real estate.  These sales are the primary causes of the decrease in our investments in investment real estate and other invested assets.

Each of the components of our invested assets are described further in the Notes to the Consolidated Financial Statements within Item 8, Financial Statements and Supplementary Data.

For the year ended December 31, 2011, we reviewed our invested assets and recognized other-than-temporary-impairment losses of $9.5 million compared to $5.7 million for the year ended December 31, 2010.  Each of the recognized impairments was attributable to equity securities trading below cost basis for a prolonged period of time and investment and operating management did not foresee a recovery to our cost basis within a reasonable period of time.

Investments to Support Our Insurance Business

Bonds- We allocate most of our fixed maturity securities to support our insurance business.

At December 31, 2011, our fixed maturity securities had an estimated fair market value of $14.2 billion, which was $851.7 million, or 6.4%, above amortized cost.  The increase in total fair value from 2010 to 2011 was the result of new purchases to support policyholders’ account values attributable to annuity sales as well as market value increases.

Fixed maturity securities’ estimated fair value, due in one year or less, increased to $961.2 million as of December 31, 2011 from $685.3 million as of December 31, 2010, primarily as a result of approaching maturity dates of long-term bonds.

The following table identifies the total bonds by credit quality rating, using both S&P and Moody’s ratings (in thousands, except percentages):

	December 31, 2011			December 31, 2010
	Amortized	Estimated	% of Fair	Amortized	Estimated	% of Fair
	Cost	Fair Value	Value	Cost	Fair Value	Value

AAA	$1,074,744	$1,153,696	8.1%	$1,258,952	$1,311,152	10.0%
AA	1,391,092	1,490,600	10.5	1,289,870	1,343,653	10.2
A	5,058,242	5,448,851	38.3	4,551,294	4,848,986	37.0
BBB	5,204,214	5,499,958	38.6	4,613,315	4,871,583	37.2
BB and below	659,290	646,193	4.5	725,436	728,073	5.6
Total	$13,387,582	$14,239,298	100.0%	$12,438,867	$13,103,447	100.0%

The slight shifts in the credit quality distribution of our investment grade bonds at December 31, 2011 compared to December 31, 2010, was primarily the result of purchase transactions and maturities.  At 4.5% of our total bond portfolio, the exposure to below investment grade securities is acceptable to management.  The decrease in the amount and percentage of fixed maturity securities rated below investment grade is primarily attributable to maturities.

Mortgage Loans- We invest in commercial mortgage loans that are diversified by borrower, property-type and geography.  We do not make individual residential mortgage loans.  Therefore, we have no direct exposure to sub-prime or Alt A mortgage loans in our portfolio.  Generally, mortgage loans are secured by first liens on income-producing real estate with a loan-to-value ratio of up to 75%.  Mortgage loans are used to support a portion of our insurance liabilities.  Mortgage loans held-for-investment are carried at outstanding principal balances, adjusted for any unamortized discount, deferred fees or expenses, and net of allowances.

The weighted average coupon yield on the principal funded for mortgage loans was 6.0% and 6.8% for the years ended December 31, 2011 and 2010, respectively.

Equity Securities- As of December 31, 2011, 96.3% of our equity securities consisted of publicly traded (on a national U.S. stock exchange) common stock.  The remaining 3.7% of the equity securities consisted of publicly traded preferred stock.  As of December 31, 2010, 96.6% of our equity securities were invested in publicly traded (on a national U.S. stock exchange) common stock.  The remaining 3.4% of the equity portfolio was invested in publicly traded preferred stock.

We carry our equity portfolio at market value based on quoted market prices obtained from external pricing services.  The cost and estimated market value of the equity portfolio are as follows (in thousands):

	Year ended December 31, 2011
		Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

Common stock	$679,724	$305,269	$(16,086)	$968,907
Preferred stock	30,955	7,688	(1,470)	37,173
Total	$710,679	$312,957	$(17,556)	$1,006,080

	Year ended December 31, 2010
		Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

Common stock	$690,245	$361,048	$(5,405)	$1,045,888
Preferred stock	30,420	6,714	(267)	36,867
Total	$720,665	$367,762	$(5,672)	$1,082,755

The decrease in net unrealized gains in 2011 compared to 2010 was primarily the result of sales of common stock during 2011 resulting in realizing gains, which were previously unrealized.

Investment Real Estate- We invest in commercial real estate with positive cash flows or where appreciation in value is expected.  Real estate may be owned directly by our insurance companies or through non-insurance affiliates or joint ventures.  The carrying value of real estate is cost, less accumulated depreciation.  Depreciation is provided over the estimated useful life of each property.

Short-Term Investments- Short-term investments are composed primarily of commercial paper rated A2/P2 or better by Standard & Poor’s and Moody’s, respectively.  The amount fluctuates depending on the available long-term investment opportunities and our liquidity needs, including investment-funding commitments.  The decrease in the amount of short-term investments since December 31, 2010 is attributable to our purchasing longer maturity fixed income investments and investing in commercial mortgages to support our insurance businesses.  We monitor on a daily basis the amount of short-term investments and long-term investment opportunities to select appropriate investments to support our insurance businesses.

Policy Loans- For certain life insurance products, we allow policyholders to borrow funds using their policy’s cash value as collateral.  The maximum amount of the policy loan depends upon the policy’s surrender value and the number of years since policy origination.  As of December 31, 2011, we had $393.2 million in policy loans with a loan to surrender value of 59.2%, and at December 31, 2010, we had $380.5 million in policy loans with a loan to surrender value of 59.1%.  Interest rates on policy loans range from 3.0 % to 12.0% per annum.  As of December 31, 2011 and 2010, the average policy loan interest rate was 6.7%.

Policy loans may be repaid at any time by the policyholder and have priority over any claims on the policy.  If the policyholder fails to repay the policy loan, funds are withdrawn from the policy’s death benefits.

Net Investment Income and Realized Gains (Losses)

Net investment income from bonds and mortgage loans used to support our insurance products increased over the period as assets increased with net annuity sales.  Net investment income in other asset classes (equities, real estate and options) fluctuated in response to investment decisions based on valuations, financial markets movement and expectations of future returns.

Mortgage loan interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate.  Accretion of discounts is recorded using the effective yield method.  Interest income, accretion of discounts, and prepayment fees are reported in net investment income.  Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan’s contractual interest rate.  However, interest ceases to be accrued for loans on which interest is more than 90 days past due or when the collection of interest is not considered probable.  Loans in foreclosure are placed on non-accrual status.  Interest received on non-accrual status mortgage loans is included in net investment income in the period received.

Net Unrealized Gains and Losses

The net change in unrealized gains (losses) on available-for-sale securities, as presented in the stockholders’ equity section of the consolidated statements of financial position, was a decrease of $16.6 million at December 31, 2011 and an increase of $109.0 million in 2010.  The decrease in 2011 was primarily the result of the previously mentioned sales of common stock and their related gains being realized.

Liquidity

Our liquidity requirements have been and are expected to continue to be met by funds from operations, resulting from premiums received from our customers.  The primary use of cash has been and is expected to continue to be policy benefits and claims incurred during the regular course of business.  No significant change in premiums was experienced during 2011 or is expected in the near-term.  Current and expected patterns of claim frequency and severity may change from period to period but continue to be within historical norms.  Management considers our current liquidity position to be sufficient to meet anticipated demands over the next twelve months.  Our contractual obligations are not expected to have a significant impact to cash flow from operations.

There are no known trends or uncertainties regarding product pricing, changes in product lines or rising costs, which would have a significant impact to cash flows from operations.  Continued low-interest rate environments are expected to require higher than historical contributions to our defined benefit plans in the near future.  Management does not expect these demands to have a significant impact to our cash flows from operations.  Additionally, we have paid dividends to stockholders for over 100 consecutive years and expect to continue this trend.  No significant capital expenditures are expected in the near future.

A downgrade or a potential downgrade in our financial strength ratings could result in a loss of business and could adversely affect our cash flow from operations.  See Item 1A, Risk Factors, for additional details.

Further information regarding additional sources or uses of cash is described in Note 20, Commitments and Contingencies, of the Notes to the Consolidated Financial Statements.

To ensure we will be able to continue to pay future commitments, the funds received as premium payments and deposits are invested in high quality investments, primarily fixed maturity securities and commercial mortgages.  Funds are invested with the intent that income from the investments and proceeds from the maturities will meet our ongoing cash flow needs.  We historically have not had to liquidate invested assets in order to cover cash flow needs; however, our portfolio of highly liquid available-for-sale fixed maturity and equity securities are available to meet future liquidity needs, if necessary.

We have renewed our $100 million short-term variable rate borrowing facility containing a $55 million subfeature for the issuance of letters of credit.  Borrowings under the facility are at the discretion of the lender and would be used only for funding our working capital requirements.  The combination of borrowings and outstanding letters of credit cannot exceed $100 million at any time.  As of December 31, 2011 and 2010, the outstanding letters of credit were $31.7 million and $37.5 million, respectively, and there were no borrowings on this facility to meet liquidity requirements.  This facility expires on September 30, 2012.  We expect it will be renewed on substantially equivalent terms upon expiration.

Our cash and cash equivalents and short-term investment position at December 31, 2011 was $447.4 million compared to $587.7 million at December 31, 2010.  The $140.3 million decrease in cash and cash equivalents and short-term investments relates primarily to our assessment of better long-term investment opportunities available throughout 2011, versus those available in 2010.  We continue to look towards long-term investment opportunities, and in recent years we allocated more assets to shorter-term investment opportunities due to the limited availability of long-term investment opportunities with appropriate risk-return ratio.

We were committed at December 31, 2011 to purchase, expand or improve real estate, to fund mortgage loans and to purchase other invested assets in the amount of $242.6 million, compared to $275.0 million for 2010.  The expansion of mortgage loans in 2011 and 2010 is attributable to our ability to originate loans collateralized by quality real estate at appropriate yields.

In the normal course of business, we have guaranteed bank loans for customers of a third-party marketing operation for the benefit of policyholders.  The customers, through the use of a trust, use the bank loans to fund premium payments of life insurance policies.  These bank loans enable individuals with substantial illiquid wealth to finance their life insurance premiums using the cash value of the policies as collateral for the loans.  In the case of a default on the bank loan, we would be obligated to pay off the loans.  As the cash values of the life insurance policies always equals or exceeds the balance of the loans, management does not foresee any loss on these guarantees.  The total amounts of guarantees outstanding for 2011 and 2010 was approximately $206.5 million, while the total cash values of the related life insurance policies was $210.7 million for 2011 and 2010.

Capital Resources

Our capital resources consisted of American National stockholders’ equity, summarized as follows (in thousands):

December 31,
2011	2010	2009

American National stockholders' equity, excluding accumulated
other comprehensive income (loss), net of tax ("AOCI")	$3,498,566	$3,407,439	$3,342,805
AOCI	158,470	225,212	117,649
Total American National stockholders' equity	$3,657,036	$3,632,651	$3,460,454

We have notes payable in our consolidated statements of financial position that are not part of our capital resources.  These notes payable represent amounts borrowed by real estate joint ventures that we consolidate into our financial statements.  The lenders for the notes payable have no recourse against us in the event of default by the joint ventures.  Therefore, the only amount of liability we have for these notes payable is limited to our investment in the respective venture, which totaled $18.0 million and $21.2 million at December 31, 2011 and 2010, respectively.

Total American National stockholders’ equity in 2011 increased primarily due to the $192.2 million net income earned during the period, offset by $82.6 million in dividends paid to stockholders, a $50.0 million minimum pension liability adjustment and a decrease of $16.6 million in unrealized gains from available-for-sale securities due to security sales during the year.

Total American National stockholders’ equity in 2010 increased primarily due to the $144.0 million net income during the period and $109.0 million unrealized gains on marketable securities, offset by $82.6 million in dividends paid to stockholders.

Statutory Surplus and Risk-based Capital

Statutory surplus represents the capital of our insurance companies reported in accordance with accounting practices prescribed or permitted by the applicable state insurance departments.  RBC is a minimum capital requirement calculated using formulas and instructions from the NAIC.  State laws specify regulatory actions if an insurer’s ratio of statutory surplus to RBC, a measure of an insurer’s solvency, falls below certain levels.  The RBC formula for life companies establishes minimum capital requirements for asset, interest rate, market, insurance and business risks.  The RBC formula for property and casualty companies establishes minimum capital requirements for asset and underwriting risks including reserve risk.

The achievement of long-term growth will require growth in American National Insurance Company and our insurance subsidiaries’ statutory capital.  Our subsidiaries may obtain additional statutory capital through various sources, such as retained statutory earnings or equity contributions from us.  As of December 31, 2011, the levels of our and our insurance subsidiaries’ surplus and RBC exceeded the NAIC’s minimum RBC requirements.

Contractual Obligations

The following table summarizes our contractual obligations as of December 31, 2011 (in thousands):

	Payments Due by Period
		Less than			More than
	Total	1 year	1-3 years	3-5 years	5 years

Life insurance obligations(1)	$5,523,113	$27,143	$169,170	$344,732	$4,982,068
Annuity obligations(1)	12,973,715	1,715,329	4,720,280	2,726,397	3,811,709
Property and casualty insurance obligations(2)	915,011	505,127	328,345	63,388	18,151
Accident and health insurance obligations(3)	126,187	70,237	17,081	9,454	29,415
Purchase obligations:
Commitments to purchase and fund investments(4)	69,197	63,965	2,452	1,450	1,330
Mortgage loan commitments(4)	176,512	156,512	20,000	-	-
Operating leases(5)	3,880	483	1,390	1,851	156
Defined benefit pension plans(6)	132,969	9,230	22,199	17,905	83,635
Notes payable(7)	58,894	46,387	-	12,507	-
Total	$19,979,478	$2,594,413	$5,280,917	$3,177,684	$8,926,464

(1)
Life and annuity obligations include estimated claim, benefit, surrender and commission obligations offset by expected future premiums and deposits on in-force insurance policies and annuity contracts.  All amounts are gross of reinsurance.  Estimated claim, benefit and surrender obligations are based on mortality and lapse assumptions that are comparable with historical experience.  Estimated payments on interest-sensitive life and annuity obligations include interest credited to those products.  The interest crediting rates are derived by deducting current product spreads from a constant investment yield.  The obligations shown in the table have not been discounted.  As a result, the estimated obligations for insurance liabilities included in the table exceed the liabilities recorded in reserves for future policy benefits and the liability for policy and contract claims.  Due to the significance of the assumptions used, the amounts presented could materially differ from actual payments. Separate account obligations have not been included in the table since those obligations are not part of the general account obligations and will be funded by cash flows from separate account assets. The general account obligations for insurance liabilities will be funded by cash flows from general account assets and future premiums and deposits. Participating policyholder dividends payable consists of liabilities related to dividends payable in the following calendar year. As such, the outstanding contractual obligation related to participating policyholder dividends payable is presented in the table above in the less than one-year category. All estimated cash payments in the table above are undiscounted as to interest, net of estimated future premiums on policies currently in-force and gross of any reinsurance recoverable. Estimated future premiums on participating policies currently in-force are net of future policyholder dividends payable. The participating policyholder share obligation included in the other policyholder funds on the consolidated statements of financial position, represents the accumulated net income for participating policies and a pro-rata portion of net unrealized investment gains (losses), net of tax, reserved for payment to such policyholders as policyholder dividends. Due to the nature of the participating policyholder obligation, the exact timing and amount of the ultimate participating policyholder obligation is subject to significant uncertainty and the amount of the participating policyholder obligation is base upon a long-term projection of the performance of the participating policy block.

(2)
Expected future gross claims and claim adjustment expense payments from property and casualty policies includes case reserves for reported claims and reserves for IBNR.  Timing of future payments is estimated based on our historical payment patterns.  The timing of these payments may vary significantly from the pattern shown in the preceding table.  The ultimate losses may vary materially from the recorded amounts, which are our best estimates.

(3)
Accident and health insurance obligations reflect estimated future claim payment amounts net of reinsurance for claims incurred prior to January 1, 2011.  The estimate does not include claim payments for claims incurred after December 31, 2010.  Estimated claim payment amounts are based on mortality and morbidity assumptions that are consistent with historical claims experience and are not discounted with interest so will exceed the liabilities recorded in reserves for future claim payments.  Due to the significance of the assumptions used the amounts presented could materially differ from actual payments.

(4)	Expected payments to fund investments based on mortgage loans and capital commitments and other related contractual obligations.

(5)	Represents estimated obligations due to contracts and agreements entered into within the ordinary course of business for items classified as an operating lease.

(6)
Represents estimated payments for pension benefit obligations for the non-qualified defined benefit pension plan.  These payments are funded through continuing operations.  A liability has been established for the full amount of benefits accrued, including a provision for the effects on the accrued benefits of assumed future salary increases.

(7)
Notes payable are comprised of obligations to third-party lenders, and are collateralized by real-estate owned by the respective entity.  The estimated payments due by period for notes payable reflect the contractual maturities of principal and estimated future interest payments.  The payment of principal and estimated future interest for the current portion of long-term notes payable are reflected in estimated payments due in less than one year.  These are not corporate obligations and our liability is limited to its investment in the respective joint venture.  See Note 14, Notes Payable, of the Notes to the Consolidated Financial Statements for additional details.

Off-Balance Sheet Arrangements

We have off-balance sheet arrangements relating to third-party marketing operation bank loans.  We could be exposed to a liability for these loans, which are supported by the cash value of the underlying insurance contracts.  However, since the cash value of the life insurance policies is designed to always equal or exceed the balance of the loans, management does not foresee any losses related to these arrangements.  See Note 20, Commitments and Contingencies, of the Notes to the Consolidated Financial Statements for additional details.

Related-Party Transactions

We have various agency, consulting and investment arrangements with individuals and corporations that are considered to be related parties.  Each of these arrangements has been reviewed and approved by our Audit Committee.  The total amount involved in these arrangements, both individually and in the aggregate, is not material to any segment or to our overall operations.  See Note 21, Related Party Transactions, of the Notes to the Consolidated Financial Statements for additional details.

ITEM 7A.	QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

We hold a diversified investment portfolio that includes cash and cash equivalents, bonds, preferred stocks, common stocks, mortgage loans, policy loans, and real estate.  Our investments are subject to market risks associated with changes in interest rates, credit spread including issuer defaults and equity prices or market indices.  Adverse changes to these market risks may occur due to changes in market liquidity or market segment, or to changes in market perceptions of credit worthiness or risk tolerance.

We have a generally conservative management profile and emphasize prudent risk management throughout all our operations.  The active management of market risk is integral to the results of our operations.  A key component of our risk management program is our ALM Committee.  The ALM committee, under the direction of the Corporate Risk Officer, monitors the level of our risk exposure in managing our assets and liabilities to attain the desired risk-return profile.  Among other things, this process includes maintaining adequate reserves, monitoring claims and surrender experience, managing interest rate spreads and protecting against disintermediation risk for life insurance and annuity products.  As part of our risk management procedures, we also manage exposure concentrations, deductibles and reinsurance for property and casualty products.

As a part of the ALM process, we establish target asset portfolios for each major line of business, which represent the investment strategies used to profitably fund our liabilities within acceptable levels of risk.  We monitor these strategies through regular review of portfolio metrics, such as effective duration, yield curve sensitivity, convexity, liquidity, asset sector concentration and credit quality.  In executing these ALM strategies, we regularly reevaluate the estimates used in determining the approximate amounts and timing of payments to or on behalf of policyholders for insurance liabilities.  Many of these estimates are inherently subjective and could impact our ability to achieve our ALM goals and objectives.  Our Finance Committee also reviews the risks associated with the specific investments made to support our lines of business and for consistency with our overall investment strategy.

In addition to our ALM Committee, we have expanded enterprise risk management to help identify, prioritize and manage various risks including market risk.  Under the leadership of our Corporate Risk Officer and with the support of our Board of Directors, we have developed an approach and focused our efforts on the principles of enterprise risk management, including:

•	designing an approach to identify potential risks and events that may affect the entity;

•	managing risks within our risk profile;

•	escalation of problem risks;

•	monitoring of capital adequacy; and

•	providing reasonable assurance regarding the achievement of our strategic objectives.

We expect that these ongoing enterprise risk management efforts will expand the management tools used to ensure the efficient allocation of capital and will enhance the measurement of possible diversification benefits across business segments and risk classes.

Interest Rate Risk

The primary market risk affecting our investment in fixed maturity securities is interest rate risk.  Interest rate risk is the risk that the value of our interest-sensitive assets or liabilities will change with changes in market interest rates.  Fixed maturity securities represent a significant portion of our investment portfolio (72.2% as of December 31, 2011).  Our exposure to interest rate risk relates to the market price or cash flow variability associated with the changes in market interest rates.  Our exposure to cash flow changes is discussed further in the Liquidity and Capital Resources sections of the Management Discussion and Analysis.  The fair market value of these fixed maturity securities is inversely related to changes in market interest rates.  As interest rates fall, the coupon and dividend streams of existing fixed rate investments become more valuable as market values of the fixed maturity security rises.  As interest rates rise the inverse occurs and the market value of fixed maturity securities fall.  We utilize our ALM Committee to monitor interest rate risk.  The carrying value of our investment in fixed maturity securities as of December 31, 2011 and 2010 was $13.6 billion and $12.6 billion, respectively; of which 67.9% at year-end 2011 was invested in held-to-maturity bonds, 32.1% was invested in available for-sale bonds.

Market interest rate changes have a direct impact on the carrying value of our available-for-sale bonds.  At December 31, 2011, we had a net unrealized gain of $246.0 million compared to a net unrealized investment gain of $198.3 at December 31, 2010.  These changes were primarily the result of significant improvement in the credit markets during those years.  Information regarding our unrealized gains or losses is disclosed in Note 4, Investments in Securities, of the Notes to the Consolidated Financial Statements within Part II, Item 8, Financial Statements and Supplementary Data.

The interest rate exposure for our investments in mortgage loans is a component of our interest rate risk.  As of December 31, 2011, these mortgage loans have fixed rates from 4.25% to 12.0%.  Most of the mortgage loan contracts require periodic payments of both principal and interest, and have amortization periods of three years to thirty years.

We are also exposed to a risk of rising interest rates, which can increase policy loans and surrenders, also known as disintermediation risk.  This risk manifests itself when, due to rapid changes in interest rates, policyholders move their assets into new products offering higher rates.  We may then have to sell assets earlier than anticipated to pay for these withdrawals.  Our life insurance and annuity product designs and risk management techniques are utilized to minimize or mitigate disintermediation risk.  We strive to mitigate disintermediation risk through the use of surrender charges and market value adjustment features, which help reduce the financial impact of early surrenders.  Investment guidelines, including duration targets, asset allocation tolerances and return objectives, help to ensure that disintermediation risk is managed within the constraints of established profitability criteria.

Interest Rate sensitivity analysis: The table below shows the estimated sensitivity of our investments in fixed maturity securities to increases and decreases in interest rates and the pre-tax change in market value resulting from such changes (in thousands):

	Increase/(Decrease) in Market Value Given an Interest rate
	Increase/(Decrease) of X Basis Points
	(100)	(50)	50	100

Year ended December 31, 2011
Investment portfolio	$589,677	$292,195	$(288,289)	$(572,697)

Year ended December 31, 2010
Investment portfolio	$529,510	$263,245	$(261,875)	$(520,447)

Actual results could differ materially from the amounts noted above due to the assumptions and estimates used in calculating the analysis above.  Our interest rate sensitivity analysis was calculated assuming instantaneous, one time parallel shifts in the corresponding year-end U.S. Treasury yield curves of +/-100bps, and +/-50bps.  All other variables were assumed to remain constant.  Therefore, these calculations may not fully reflect any prepayment to the portfolio, changes in corporate spreads or non-parallel changes in interest rates.

In addition to our fixed maturity securities being subject to interest-rate risk, we also have liabilities that are sensitive to changes in interest rates.  These liabilities include annuities and interest-sensitive life insurance contracts, which have the same type of exposure to interest rate risk as our fixed maturity securities.

We employ a combination of product design, pricing and ALM strategies to reduce the adverse effects of interest rate movements on these liabilities.  Product design and pricing strategies include the use of surrender charges or restrictions on withdrawals in some products.  ALM strategies include the use of derivatives to hedge equity-indexed annuity value changes, the purchase of securities structured to protect against prepayments, prepayment restrictions or fees on mortgage loans, and consistent monitoring of our product pricing to better match the duration of the assets and liabilities.

Credit Risk

We are exposed to credit risk in our investment portfolio.  Credit risk is the level of uncertainty that an issuer or borrower will honor its obligation under the terms of a security or loan.  Our insurance and annuity products are primarily supported by investments in fixed income investments, which primarily include investment grade bonds and mortgage loans.  Information regarding the credit quality of our fixed maturity securities can be found in the Investments section of the Management Discussion and Analysis.

We are also exposed to credit spread risk associated with the market prices of securities and cash flows associated with fluctuations in credit spread.  Credit spread widening will reduce the fair value of our investment portfolio and will increase investment income on new purchases.  Credit spread tightening would have the opposite effect.

To manage credit risk, we have an established, formal Investment Plan approved by our Board of Directors.  This plan provides issuer and geographic concentration limits, investment size limits and other applicable parameters such as loan-to-value guidelines.  Investment activity, including the setting of investment policies and defining acceptable risk levels, is subject to review and approval of our Finance Committee and is also reviewed by our Risk Management Committee.

We are also exposed to credit risk associated with our reinsurance agreements.  We manage our underwriting risk exposures by following the industry practice of reinsuring portions of our insurance risks.  We purchase reinsurance from several providers and are not dependent on any single reinsurer.  While we believe these reinsurance providers are reputable and have the financial strength to meet their obligations, our reinsurance program does result in us being subject to credit risk of default of the reinsurer.  Reinsurance does not eliminate our liability to pay our policyholders, and we remain primarily liable to our policyholders for the risks we insure.  We regularly monitor the financial strength of our reinsurers and the levels of concentration to individual reinsurers.

Equity Risk

Equity risk is the risk that we will incur realized and unrealized losses due to adverse changes in the general levels of the equity investment markets or in the levels of specific investments within the investment portfolio.  At December 31, 2011, we held approximately $1.0 billion of equity investments, which had equity risk.  Our exposure to the equity markets is managed by sector and is intended to track the Standard & Poor’s 500 Index (“S&P 500”) with minor variations.  We continue to mitigate our equity risk by diversification of the overall investment portfolio and through prudent investing activities in the equity markets.

Changes in Accounting Principles

Refer to Note 3, Recently Issued Accounting Pronouncements, of the Notes to the Consolidated Financial Statements within Part II, Item 8, Financial Statements and Supplementary Data for a discussion on recently issued accounting pronouncements not yet adopted.

Item 8.                      FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholders
American National Insurance Company:

We have audited the accompanying consolidated statements of financial position of American National Insurance Company and subsidiaries (the Company) as of December 31, 2011 and 2010, and the related consolidated statements of operations, changes in equity, comprehensive income (loss), and cash flows for each of the years in the three-year period ended December 31, 2011.  In connection with our audits of the consolidated financial statements, we also have audited financial statement schedules I to V.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American National Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), American National Insurance Company’s internal control over financial reporting as of December 31, 2011, based on criteria established in Internal Control – Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO), and our report dated March 5, 2012, expressed an unqualified opinion on the effectiveness of the Company’s internal control over financial reporting.

/s/ KPMG LLP

Houston, Texas
March 5, 2012

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholders
American National Insurance Company:

We have audited American National Insurance Company’s (the Company) internal control over financial reporting as of December 31, 2011, based on criteria established in Internal Control – Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). The Company’s management is responsible for maintaining effective internal control over financial reporting and for its assessment of the effectiveness of internal control over financial reporting, included in the accompanying Management’s Annual Report on Internal Control over Financial Reporting.  Our responsibility is to express an opinion on the Company’s internal control over financial reporting based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether effective internal control over financial reporting was maintained in all material respects.  Our audit included obtaining an understanding of internal control over financial reporting, assessing the risk that a material weakness exists, and testing and evaluating the design and operating effectiveness of internal control based on the assessed risk.  Our audit also included performing such other procedures as we considered necessary in the circumstances.  We believe that our audit provides a reasonable basis for our opinion.

A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.  A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements.  Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

In our opinion, American National Insurance Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2011, based on criteria established in Internal Control – Integrated Framework issued by COSO.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the consolidated statements of financial position of American National Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the related consolidated statements of operations, changes in equity, comprehensive income (loss), and cash flows for each of the years in the three-year period ended December 31, 2011, and our report dated March 5, 2012 expressed an unqualified opinion on those consolidated financial statements.

/s/ KPMG LLP

Houston, Texas
March 5, 2012

AMERICAN NATIONAL INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF OPERATIONS
(in thousands, except for per share data)	Years ended December 31,
	2011	2010	2009
PREMIUMS AND OTHER REVENUE
Premiums
Life	$277,724	$282,160	$284,530
Annuity	94,753	174,193	220,284
Accident and health	231,793	263,294	309,701
Property and casualty	1,144,342	1,158,261	1,159,509
Other policy revenues	189,494	185,805	179,504
Net investment income	968,165	911,915	839,777
Realized investments gains (losses)	100,369	79,728	5,248
Other-than-temporary impairments	(9,503)	(5,666)	(79,103)
Other income	25,890	23,491	21,291
Total premiums and other revenues	3,023,027	3,073,181	2,940,741

BENEFITS, LOSSES AND EXPENSES
Policyholder Benefits
Life	344,328	294,177	297,719
Annuity	135,735	205,948	249,709
Claims incurred
Accident and health	1 59,289	184,554	239,407
Property and casualty	873,208	923,736	923,064
Interest credited to policyholders' account balances	405,083	393,119	370,563
Commissions for acquiring and servicing policies	430,310	446,463	457,989
Other operating expenses	462,470	462,656	476,165
Change in deferred policy acquisition costs	(41,107)	(40,095)	(63,611)
Total benefits, losses and expenses	2,769,316	2,870,558	2,951,005

Income (loss) from continuing operations before federal income tax,
and equity in earnings/losses of unconsolidated affiliates	253,711	202,623	(10,264)
Less: Provision (benefit) for federal income taxes
Current	46,712	58,946	(14,203)
Deferred	14,064	(3,738)	(16,825)
Total provision (benefit) for federal income taxes	60,776	55,208	(31,028)

Equity in earnings (losses) of unconsolidated affiliates, net of tax	351	(3,169)	(4,216)

Income (loss) from continuing operations	193,286	144,246	16,548
Income (loss) from discontinued operations, net of tax (See Note 20)	-	(1,275)	(1,381)
Net income (loss)	193,286	142,971	15,167
Less: Net income (loss) attributable to noncontrolling interest, net of tax	1,038	(1,055)	(458)
Net income (loss) attributable to
American National Insurance Company and Subsidiaries	$192,248	$144,026	$15,625

Amounts available to American National Insurance Company
common stockholders
Earnings per share:
Basic	$7.24	$5.42	$0.59
Diluted	7.20	5.40	0.59

Weighted average common shares outstanding	26,559,886	26,559,035	26,528,832
Weighted average common shares outstanding and
dilutive potential common shares	26,713,218	26,687,158	26,597,476

See accompanying notes to the consolidated financial statements.

AMERICAN NATIONAL INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
(In thousands, except for share and per share data)
	December 31,
	2011	2010
ASSETS
Fixed maturity, bonds held-to-maturity, at amortized cost
(Fair Value $9,857,691 and $8,979,834)	$9,251,972	$8,513,550
Fixed maturity, bonds available-for-sale, at fair value
(Amortized cost $4,135,610 and $3,925,317)	4,381,607	4,123,613
Equity securities, at fair value
(Cost $710,679 and $720,665)	1,006,080	1,082,755
Mortgage loans on real estate, net of allowance	2,925,482	2,679,909
Policy loans	393,195	380,505
Investment real estate, net of accumulated
depreciation of $202,180 and $202,111	470,222	521,768
Short-term investments	345,330	486,206
Other invested assets	109,514	119,251
Total investments	18,883,402	17,907,557
Cash and cash equivalents	102,114	101,449
Investments in unconsolidated affiliates	241,625	195,472
Accrued investment income	213,984	201,286
Reinsurance recoverables	405,033	355,188
Prepaid reinsurance premiums	68,785	75,542
Premiums due and other receivables	280,031	287,184
Deferred policy acquisition costs	1,354,953	1,318,426
Property and equipment, net	77,909	77,974
Current tax receivable	17,150	8,579
Other assets	131,403	138,978
Separate account assets	747,867	780,563
Total assets	$22,524,256	$21,448,198
LIABILITIES
Future policy benefits:
Life	$2,599,224	$2,539,334
Annuity	748,675	865,480
Accident and health	74,829	81,266
Policyholders' account balances	11,506,504	10,475,159
Policy and contract claims	1,340,651	1,298,457
Unearned premium reserve	797,398	824,299
Other policyholder funds	292,793	277,285
Liability for retirement benefits	257,602	187,453
Current portion of long-term notes payable	46,387	47,632
Long-term notes payable	12,507	12,508
Deferred tax liabilities, net	32,483	53,737
Other liabilities	397,353	368,332
Separate account liabilities	747,867	780,563
Total liabilities	18,854,273	17,811,505
STOCKHOLDERS' EQUITY
Common stock, $1.00 par value, - Authorized 50,000,000
Issued 30,832,449 and 30,832,449, Outstanding
26,821,284 and 26,820,977 shares	30,832	30,832
Additional paid-in capital	-	15,190
Accumulated other comprehensive income	158,470	225,212
Retained earnings	3,566,224	3,459,911
Treasury stock, at cost	(98,490)	(98,494)
Total American National stockholders' equity	3,657,036	3,632,651
Noncontrolling interest	12,947	4,042
Total stockholders' equity	3,669,983	3,636,693
Total liabilities and stockholders' equity	$22,524,256	$21,448,198

See accompanying notes to the consolidated financial statements.

AMERICAN NATIONAL INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
(In thousands, except for per share data)
	Years ended December 31,
	2011	2010	2009

Common Stock
Balance at beginning and end of the period	$30,832	$30,832	$30,832

Additional Paid-In Capital
Balance as of January 1,	15,190	11,986	7,552
Issuance of treasury shares as restricted stock	(4)	(11)	179
Income tax effect from restricted stock arrangement	(14)	-	439
Amortization of restricted stock	4,561	3,215	3,816
Purchase of ownership interest from noncontrolling interest	(19,733)	-	-
Balance at end of period	-	15,190	11,986

Accumulated Other Comprehensive Income (Loss)
Balance as of January 1,	225,212	117,649	(221,148)
Change in net unrealized gain (loss) on securities	(16,585)	109,006	383,098
Cumulative effect of accounting change - other-
than-temporary impairments on fixed maturity securities	-	-	(50,411)
Foreign currency transaction and translation adjustments	(205)	276	664
Defined benefit plan adjustment	(49,952)	(1,719)	5,446
Balance at end of the period	158,470	225,212	117,649

Retained Earnings
Balance as of January 1,	3,459,911	3,398,492	3,414,946
Net income (loss) attributable to American National
Insurance Company and Subsidiaries	192,248	144,026	15,625
Cash dividends to common stockholders ($3.08 per share)	(82,609)	(82,607)	(82,490)
Cumulative effect of accounting change - other-
than-temporary impairments on fixed maturity securities	-	-	50,411
Purchase of ownership interest from noncontrolling interest	(3,326)	-	-
Balance at end of the period	3,566,224	3,459,911	3,398,492

Treasury Stock
Balance as of January 1,	(98,494)	(98,505)	(98,326)
Issuance of treasury shares as restricted stock	4	11	(179)
Balance at end of the period	(98,490)	(98,494)	(98,505)

Noncontrolling Interest
Balance as of January 1,	4,042	12,202	8,377
Contributions	88	466	4,392
Distributions	(3,280)	(278)	(109)
Gain (loss) attributable to noncontrolling interest	1,038	(1,055)	(458)
Effect of ASU 2009-17 implementation	-	(7,293)	-
Purchase of ownership interest from noncontrolling interest	11,059	-	-
Balance at end of the period	12,947	4,042	12,202

Total Equity
Balance at end of the period	$3,669,983	$3,636,693	$3,472,656

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(In thousands)
	Years ended December 31,
	2011	2010	2009

Net income (loss) attributable to American National
Insurance Company and Subsidiaries	$192,248	$144,026	$15,625

Other comprehensive income (loss), net of tax
Change in net unrealized gain (loss) on securities	(16,585)	109,006	383,098
Foreign currency transaction and translation adjustments	(205)	276	664
Defined benefit plan adjustment	(49,952)	(1,719)	5,446
Total other comprehensive income (loss)	(66,742)	107,563	389,208

Total comprehensive income (loss) attributable to American
National Insurance Company and Subsidiaries	$125,506	$251,589	$404,833

See accompanying notes to the consolidated financial statements.

AMERICAN NATIONAL INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)	Years Ended December 31,
	2011	2010	2009

OPERATING ACTIVITIES
Net income (loss)	$193,286	$142,971	$15,167
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Realized investments (gains) losses	(100,369)	(79,575)	(3,406)
Other-than-temporary impairments	9,503	5,666	79,103
Accretion (amortization) of discounts, premiums and loan origination fees	5,010	13,375	10,958
Net capitalized interest on policy loans and mortgage loans	(30,517)	(30,310)	(27,881)
Depreciation	40,407	40,017	44,744
Interest credited to policyholders' account balances	405,083	393,119	370,563
Charges to policyholders' account balances	(189,494)	(185,805)	(173,360)
Deferred federal income tax (benefit) expense	14,064	(3,738)	(16,825)
Deferral of policy acquisition costs	(482,580)	(481,600)	(477,417)
Amortization of deferred policy acquisition costs	441,473	441,505	413,806
Equity in (earnings) losses of unconsolidated affiliates	(351)	3,169	4,216
Changes in:
Policyholder liabilities	135,530	101,615	32,629
Reinsurance recoverables	(49,845)	16,466	111,192
Premiums due and other receivables	7,153	(4,319)	42,154
Accrued investment income	(12,698)	(9,549)	(6,936)
Current tax receivable/payable	(8,571)	21,710	38,853
Liability for retirement benefits	(6,700)	3,899	5,162
Prepaid reinsurance premiums	6,757	12,347	7,888
Other, net	45,798	(5,512)	11,240
Net cash provided by (used in) operating activities	422,939	395,451	481,850
INVESTING ACTIVITIES
Proceeds from sale/maturity/prepayment of:
Bonds - held-to-maturity	811,674	559,064	561,903
Bonds - available for sale	375,339	775,257	356,680
Equity securities	182,220	168,479	182,871
Investment real estate	91,679	30,412	4,837
Mortgage loans	416,224	151,828	116,365
Policy loans	53,999	49,599	45,591
Other invested assets	39,539	22,550	1,806
Disposals of property and equipment	1,422	1,602	1,608
Distributions from unconsolidated affiliates	29,243	10,920	11,310
Payment for the purchase/origination of:
Bonds - held-to-maturity	(1,547,318)	(519,194)	(166,194)
Bonds - available for sale	(591,824)	(1,641,803)	(1,372,246)
Equity securities	(114,166)	(146,488)	(53,758)
Investment real estate	(23,838)	(26,842)	(127,281)
Mortgage loans	(665,183)	(536,830)	(477,275)
Policy loans	(43,671)	(41,749)	(32,129)
Other invested assets	(40,216)	(44,867)	(31,572)
Additions to property and equipment	(17,588)	(9,359)	(13,178)
Contributions to unconsolidated affiliates	(78,251)	(36,083)	(20,042)
Change in short-term investments	140,876	150,617	(341,653)
Other, net	11,474	7,407	5,001
Net cash provided by (used in) investing activities	(968,366)	(1,075,480)	(1,347,356)
FINANCING ACTIVITIES
Policyholders' account deposits	2,020,422	1,722,505	2,268,201
Policyholders' account withdrawals	(1,375,283)	(1,022,520)	(1,191,021)
Change in notes payable	(1,246)	2,429	(38,080)
Dividends to stockholders	(82,609)	(82,607)	(82,490)
Proceeds from (payments to) noncontrolling interest	(15,192)	188	4,283
Net cash provided by (used in) financing activities	546,092	619,995	960,893
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	665	(60,034)	95,387
Beginning of the year	101,449	161,483	66,096
End of year	$102,114	$101,449	$161,483

See accompanying notes to the consolidated financial statements.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.	NATURE OF OPERATIONS

American National Insurance Company and its consolidated subsidiaries (collectively “American National”) operate in the insurance industry.  Operating on a multiple product line basis, American National offers a broad line of insurance coverage, including individual and group life insurance, health insurance, annuities, and property and casualty insurance.  In addition, through non-insurance subsidiaries, American National invests in stocks and real estate.  The majority of revenues are generated by the insurance business.  Business is conducted in all states and the District of Columbia, as well as Puerto Rico, Guam and American Samoa.  Various distribution systems are utilized, including multiple-line exclusive agents, independent agents, third-party marketing organizations, career agents, and direct sales to the public.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) for Form 10-K.  In addition to GAAP, specific SEC requirements applicable to insurance companies are applied to the consolidated financial statements.

The accompanying consolidated financial statements are reported in U.S. currency.  All material intercompany transactions with consolidated entities have been eliminated.  American National consolidates all entities that are wholly-owned and those in which American National owns less than 100% but controls, as well as any variable interest entities in which American National is the primary beneficiary.  Investments in unconsolidated affiliates are accounted for using the equity method of accounting.  Certain amounts in prior years have been reclassified to conform to current year presentation.

The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the reported consolidated financial statement balances.  Actual results could differ from those estimates.

INVESTMENTS

Fixed maturity securities

Bonds that are classified as held-to-maturity are carried at amortized cost.  The carrying value of these fixed maturity securities is expected to be realized, due to American National’s ability and intent to hold these securities until maturity or market recovery.  Bonds classified as available-for-sale are carried at fair value.

Equity Securities

All common and preferred stocks are classified as available-for-sale and are carried at fair value.

Net Unrealized gains and losses

For all investments carried at fair value (excluding derivative instruments), the net unrealized gains or losses, net of applicable federal income taxes, are reflected in stockholders’ equity as a component of accumulated other comprehensive income (loss).

Mortgage loans

Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of allowances.  Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate.  Accretion of discounts is recorded using the effective yield method.  Interest income, prepayment fees and accretion of discounts and origination fees are reported in “Net investment income” in the consolidated statements of operations.  Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan’s contractual interest rate.  However, interest ceases to accrue for loans on which interest is more than 90 days past due, when the collection of interest is not considered probable or when a loan is in foreclosure.  Income on past due loans is reported on a cash basis.  When a loan becomes current, it is placed back into accrual status.  Cash receipts on such impaired loans are recorded as a reduction of principal, interest income, expense reimbursement or other manner in accordance with the loan agreement.  Gains and losses from the sale of loans and changes in allowances are reported in “Realized investment gains (losses)” in the consolidated statements of operations.

Each mortgage loan is evaluated quarterly and placed in a watchlist if events occur or circumstances exist that could indicate that American National will be unable to collect all amounts due according to the contractual terms of the loan.  Additionally, loans with estimated collateral value less than the loan balance and loans with characteristics indicative of higher than normal credit risks are reviewed quarterly.  All loans in the watchlist are analyzed individually for impairment.  If, based upon sufficient analysis, a loan is concluded to be fully collectible, no allowance is required.  Loans are considered impaired when, based upon current information and events, it is probable that American National will be unable to collect all amounts due under the contractual terms of the loan.  Based on the facts and circumstances of the individual loans, a specific allowance for credit losses is established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan’s original effective interest rate, or (ii) the estimated fair value of the loan’s underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent.  American National also establishes allowances for loan losses on groups of loans with similar characteristics, such as property types, if based on experience, it is probable that a loss has occurred and the amount of the loss can be reasonably estimated.  The allowance is reviewed quarterly to determine if additional allowance is required, or a recovery of the asset is assured and the allowance can be reduced.

Management believes that American National’s recorded allowance is adequate and reflects management’s best estimate of probable credit losses, including losses incurred at the reporting date but not identified by specific loan.  Management’s periodic evaluation of the adequacy of the allowance is based on historical loan loss experience, known and inherent risks in the portfolio, adverse situations affecting the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.  Loans are charged off as uncollectible only when the loan is forgiven by a legal agreement.  Prior to charging off a loan, an allowance is recorded based on the estimated recoverable amount.  Upon forgiveness, both the allowance and the loan balance are reduced which results in no further gain or loss.

Policy loans

Policy loans are carried at cost, which approximates fair value.

Investment real estate

Real estate investments, including related improvements, are stated at cost less accumulated depreciation.  Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 15 to 50 years).  Rental income is recognized on a straight-line basis over the term of the respective lease.  American National classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value.  Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs.  Real estate is not depreciated while it is classified as held-for-sale.  American National periodically reviews its real estate investments for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value.  Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in “Realized investment gains (losses)” in the consolidated statements of operations.  Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks as well as other appraisal methods.  Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

Real Estate Joint Ventures and Other Limited Partnership Interests

American National uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of private equity funds in which it has more than a minor interest or more than a minor influence over the joint venture or partnership’s operations, but it does not have a controlling interest and is not the primary beneficiary.  These investments are reported as “investments in unconsolidated affiliates” in the consolidated statements of financial position.  For certain joint ventures, American National records its share of earnings using a three-month lag methodology for all instances where the timely financial information is available and the contractual right exists to receive such financial information.  In addition to the investees performing regular evaluations for the impairment of underlying investments, American National routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments.  American National considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether impairment has occurred.  When an impairment is deemed to have occurred, American National records a realized capital loss within “Equity in earnings (losses) of unconsolidated affiliates” to record the investment at its estimated fair value.

Short-term investments

Short-term investments, comprised of commercial paper, are carried at amortized cost, which approximates fair value.

Other invested assets

Other invested assets, comprised primarily of tax credit partnerships, CAPCO investments and mineral rights are carried at cost, less allowance for depletion, where applicable.  Other invested assets also include derivative investments (equity-indexed options) which are carried at fair value.  Impairments for other invested assets are considered on an individual basis.

Impairments

American National evaluates all fixed maturity securities that have unrealized losses on a quarterly basis to determine if the creditworthiness of any of the fixed maturity securities have deteriorated to a point that would prevent American National from realizing its carrying value at maturity.  For those fixed maturity securities where management believes that the carrying value will not be realized, an other-than-temporary impairment (“OTTI”) loss is recorded.  At December 31, 2011, the unrealized losses on fixed maturity securities that were not other-than-temporarily impaired were the result of credit spread widening.  There were no delinquent coupon payments attributed to the fixed maturity securities portfolio at December 31, 2011. American National has the ability and intent to hold these fixed maturity securities until a market price recovery or maturity occurs and, therefore, these fixed maturity securities are not considered to be other-than-temporarily impaired.  However, it is possible that the investee’s ability to meet future contractual obligations or performance of underlying assets may be different from what American National determined during its analysis, which may lead to a different impairment conclusion in future periods.

For all fixed maturity securities in unrealized loss positions which American National does not intend to sell and for which it is not more-likely-than-not that it will be required to sell before its anticipated recovery, American National assesses whether the amortized cost basis of the fixed maturity security will be recovered by comparing the net present value of cash flows expected to be collected from the fixed maturity security with its amortized cost basis.  Management estimates cash flows expected to be collected from the fixed maturity security using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security.  The net present value of cash flows expected to be collected from the fixed maturity security is calculated by discounting management’s best estimate of cash flows expected to be collected on the fixed maturity security at the effective interest rate implicit in the fixed maturity security when acquired.  If the net present value of the cash flows expected to be collected from the fixed maturity security is less than the amortized cost basis of the fixed maturity security, an OTTI has occurred in the form of a credit loss.  The credit loss is recognized in earnings in the amount of excess amortized cost over the net present value of the cash flows expected to be collected from the fixed maturity security.  If the fair value of the fixed maturity security is less than its net present value of the cash flows expected to be collected at the impairment measurement date, a non-credit loss exists which is recorded in other comprehensive income (loss) in the amount of the fair value of the fixed maturity security that is less than the net present value of the cash flows expected to be collected.

After the recognition of an OTTI, the fixed maturity security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to its previous amortized cost basis less the related OTTI recognized in earnings.  The new amortized cost basis of an other-than-temporarily impaired security is not adjusted for subsequent increases in estimated fair value.  Should there be a significant increase in the estimate of cash flows expected to be collected from a previously impaired fixed maturity security, the increase would be accounted for prospectively by accreting it as interest income over the remaining life of the fixed maturity security.

American National evaluates all equity securities in unrealized loss positions on a quarterly basis and recognizes an OTTI loss on those where a market price recovery is not expected in a reasonable period of time.  All equity securities, which have an unrealized loss, are also evaluated for credit quality, and OTTI are recognized for any equity securities, regardless of the length of time that they have had an unrealized loss, where management believes the carrying value will not be realized.  For the remaining equity securities with unrealized losses, management believes the losses are temporary, and American National has the ability and intent to hold these equity securities until a market price recovery.  However, it is possible that the investee’s ability to perform in the future may be different from what American National determined during its analysis, which may lead to a different impairment conclusion in future periods.

Derivative instruments and hedging activities

American National purchases derivative instruments as hedges of a recognized asset or liability, which are recorded on the consolidated statements of financial position at fair value.  The change in fair value of derivative assets is reported as “Net investment income” in the consolidated statements of operations.  The change in fair value of embedded derivative liabilities is reported through “Interest credited to policy account balances” in the consolidated statements of operations.  Derivative instruments held at December 31, 2011 and 2010 had an immaterial impact on the consolidated statements of operations and consolidated statements of cash flows.  American National does not apply hedge accounting treatment to its derivative instruments.

CASH AND CASH EQUIVALENTS

American National reports cash on-hand and in banks plus amounts invested in money market funds as cash and cash equivalents in the consolidated statements of financial position and consolidated statements of cash flows.

PROPERTY AND EQUIPMENT

These assets consist of buildings occupied by American National, electronic data processing equipment, and furniture and equipment.  These assets are carried at cost, less accumulated depreciation.  Depreciation is calculated using straight-line and accelerated methods that are allowed under GAAP over the estimated useful lives of the assets (3 to 50 years).

FOREIGN CURRENCIES

Assets and liabilities recorded in foreign currencies are translated at the exchange rate on the report date.  Revenues and expenses are translated at average rates of exchange prevailing during the year.  Translation adjustments resulting from this process are charged or credited to “Accumulated other comprehensive income (loss)” in the consolidated statements of financial position.

INSURANCE SPECIFIC ASSETS AND LIABILITIES

Deferred policy acquisition costs

Deferred policy acquisition costs (“DAC”) represent the costs that vary with and are related primarily to the acquisition of new and renewal insurance and annuity contracts.  Significant costs are incurred in connection with acquiring insurance and annuity business, including commissions and certain underwriting and direct marketing expenses.  Some of these costs are deferred and recorded as “deferred policy acquisition costs” in the consolidated statements of financial position.  The deferred costs are subsequently amortized over the lives of the underlying contracts in relation to the anticipated emergence of premiums, profit margins, or gross profits, depending on the type of product.

DAC on traditional life and health products are amortized with interest over the anticipated premium-paying period of the related policies, in proportion to the ratio of annual premium revenue to be received over the life of the policies.  Expected premium revenue is estimated by using the same mortality, morbidity and withdrawal assumptions used in computing liabilities for future policy benefits.  The amount of DAC is reduced by a provision for possible inflation of maintenance and settlement expenses in the determination of such amounts by means of grading interest rates.

Costs deferred on universal life, limited-pay and investment-type contracts are amortized as a level percentage of the present value of anticipated gross profits from investment yields, mortality, and surrender charges.  The effect on DAC that would result from realization of unrealized gains (losses) is recognized with an offset to “Accumulated other comprehensive income (loss)” in the consolidated statements of financial position as of the reporting date.  It is possible that a change in interest rates could have a significant impact on DAC calculated for these contracts.

DAC associated with property and casualty insurance business consists principally of commissions, underwriting and issue costs.  These deferred costs are amortized over the coverage period of the related policies, in relation to premium revenue recognized.

For short-duration and long-duration contracts, DAC is grouped consistent with the manner in which insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the profitability of the underlying insurance contracts.  Investment income is not anticipated in assessing the recoverability of DAC for short-duration contracts.

Liabilities for future policy benefits

Liabilities for future policy benefits for traditional products have been provided on a net level premium method based on estimated investment yields, withdrawals, mortality, and other assumptions that were appropriate at the time that the policies were issued.  Estimates used are based on American National’s experience, as adjusted to provide for possible adverse deviation.  These estimates are periodically reviewed and compared with actual experience.  When it is determined that future expected experience differs significantly from existing assumptions the estimates are revised for current and future issues.

Future policy benefits for universal life and investment-type contracts reflect the current account value before applicable surrender charges.

Reserves for claims and claim adjustment expenses

American National establishes property and casualty reserves to provide for the estimated costs of paying claims.  These reserves include estimates for both case reserves and reserves for incurred but not reported (“IBNR”) claims.  Case reserves include the liability for claims that were reported to American National, but not yet paid.  IBNR reserves include a provision for potential development on case reserves, losses on claims currently closed which may reopen in the future as well as claims which have been incurred but not yet reported to American National.  These reserves also include an estimate of the expense associated with settling claims, including legal and other fees and the general expenses of administering the claims adjustment process.

Reinsurance

In the normal course of business, American National participates in reinsurance to limit its exposure to loss on any single insured and to provide additional capacity for future growth.  Reinsurance ceded receivable includes amounts owed to American National in respect of paid and unpaid ceded claims and claims adjustment expenses (“CAE”) and is presented net of a reserve for non-recoverability.

Recoveries on our gross ultimate losses are generally determined by review of individual large claims as well as by estimating the ceded portion of IBNR using assumed distribution of loss by percentage retained.  The most significant assumption used is the average size of the individual losses for those claims that have occurred but have not yet been recorded.  The reinsurance ceded receivable is based on what American National believes are reasonable estimates.  However, the ultimate amount of the reinsurance ceded receivable is not known until all losses are settled.  Refer to Note 13 further information.

PREMIUMS, BENEFITS, CLAIMS INCURRED AND EXPENSES

Traditional ordinary life and health

Life and accident and health premiums are recognized as revenue when due.  Benefits and expenses are associated with earned premiums to result in recognition of profits over the term of the insurance contracts.  This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of DAC.

Annuities

Premiums received on limited-pay and supplemental annuity contracts involving a significant life contingency are recognized as revenue when due.  Deferred annuity premiums are not recognized as revenue.  Instead, revenues from deferred annuity contracts represent amounts assessed against contract holders.  Such assessments are principally surrender charges and, in the case of variable annuities, administrative fees.  Policyholder account balances for deferred annuities represent the deposits received plus accumulated interest less withdrawals and applicable accumulated administrative fees.

Universal life and single premium whole life

Revenues from universal life policies and single premium whole life policies represent amounts assessed against policyholders.  Included in such assessments are mortality charges, surrender charges actually paid and earned policy service fees.  Policyholder account balances consist of the premiums received and credited interest, less accumulated policyholder assessments.  Amounts included in expenses represent benefits in excess of account balances returned to policyholders.

Property and casualty

Property and casualty premiums are recognized as revenue proportionately over the contract period, net of reinsurance ceded.  Claims incurred consist of actual claims and CAE paid and the change in reserves for claims and CAE, net of reinsurance received and recoverable.

PARTICIPATING INSURANCE POLICIES

A portion of the life insurance portfolio is written on a participating basis.  Participating business comprised approximately 9.5% of the life insurance in-force at December 31, 2011 and 12.6% of life premiums in 2011.  Of the total participating business, 77.3% was written by Farm Family Life Insurance Company (“Farm Family Life”).  For the participating business excluding Farm Family Life, the allocation of dividends to participating policyowners is based upon a comparison of experienced rates of mortality, interest and expenses, as determined periodically for representative plans of insurance, issue ages and policy durations, with the corresponding rates assumed in the calculation of premiums.

For the Farm Family Life participating business, profits earned on participating business are reserved for the payment of dividends to policyholders, except for the stockholders’ share of profits on participating policies, which is limited to the greater of 10% of the profit on participating business, or 50 cents per thousand dollars of the face amount of participating life insurance in-force.  Participating policyholders’ interest includes the accumulated net income from participating policies reserved for payment to such policyholders in the form of dividends (less net income allocated to stockholders as indicated above) as well as a pro rata portion of unrealized investment gains (losses), net of tax.

FEDERAL INCOME TAXES

American National Insurance Company and its eligible subsidiaries will file a consolidated life and non-life federal income tax return for 2011.  Certain subsidiaries that are consolidated for financial reporting are not eligible to be included in the consolidated federal income tax return.  Separate provisions for income taxes have been determined for these entities.

Deferred federal income tax assets and liabilities have been recognized to reflect the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

American National recognizes tax benefits on uncertain tax positions only if it is “more-likely-than-not” that the tax position will be sustained by taxing authorities, based on the technical merits of the position.  Tax benefits recognized in the consolidated financial statements are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement.  Tax benefits not meeting the “more-likely-than-not” threshold, if applicable, are included with “Other liabilities” in the consolidated statements of financial position.

Interest and penalties assessed, if applicable, are classified as “Other operating expenses” in the consolidated statements of operations.

PENSION AND POSTRETIREMENT BENEFIT PLANS

American National maintains one open qualified defined benefit pension plan and one qualified defined benefit pension plan that is closed to new participants.  In addition, American National also sponsors three non-qualified defined benefit pension plans that restore benefits that would otherwise be curtailed by statutory limits on qualified plan benefits for certain key executives.  American National also provides certain health and life insurance benefits to qualified current and former employees.  American National recognizes the funded status of defined benefit pension and other postretirement benefit plans, on the consolidated statements of financial position.

The pension and postretirement benefit obligations and related costs for all plans are calculated using actuarial concepts in accordance with GAAP.  Two key assumptions, the discount rate and the expected return on plan assets, are important elements of expense and/or liability measurement.  American National evaluates these key assumptions annually.  Other assumptions involve demographic factors such as retirement age, mortality, turnover and rate of compensation increases.

American National uses a discount rate to determine the present value of future benefits on the measurement date.  The guideline for setting this rate is a high-quality long-term corporate bond rate.  A higher discount rate decreases the present value of benefit obligations and decreases pension expenses.  To determine the expected long-term rate of return on plan assets, a building-block method is used.  The expected rate of return on each asset is broken down into three components: (1) inflation, (2) the real risk-free rate of return (i.e., the long-term estimate of future returns on default-free U.S. government securities), and (3) the risk premium for each asset class (i.e.,  the expected return in excess of the risk-

free rate).  Using this approach, the precise expected return derived will fluctuate somewhat from year to year; however, it is American National’s policy to hold this long-term assumption relatively constant.

The assumptions used in the measurement of the pension benefit obligations for 2011 and 2010 include: the discount rate, long-term rate of return, and rate of compensation increase.  For further information, refer to Note 19.

STOCK-BASED COMPENSATION

Stock Appreciation Rights

American National awards stock appreciation rights (“SARs”) to certain officers.  Upon the exercise of a vested SAR, a holder would be entitled to receive cash payment in an amount equal to the excess of the market value of a share of stock on the exercise date over the market value of a share of stock on the grant date, multiplied by the number of SARs exercised.  The compensation cost accrued related to the SAR award is included in “Other liabilities” in the consolidated statements of financial position.  SARs vest over five years and will expire five years from the date of vesting.

The measurement of the liability and compensation cost is based on the fair value of the awards and is remeasured each reporting period through the settlement date.  American National estimates the SAR’s fair value using the Black-Scholes-Merton option-pricing model.  The key assumptions used in the model include: the stock price on the date of grant, the stock price on the date of remeasurement, expected life of the SARs and the risk-free rate of return.  The compensation cost is amortized over the vesting period.

Restricted Stock Units

American National grants restricted stock units (“RSU”) to certain officers and directors.  The RSUs are converted to American National’s common stock on a one-for-one basis subject to a two-year cliff or three-year graded vesting requirement, depending on the grant date.  The compensation cost accrued related to the RSU award is included in “Additional paid-in capital” in the consolidated statements of financial position.

The measurement of the equity and compensation cost is based on the fair value of the RSU awards.  Fair value of the RSU award is estimated as the value of the underlying stock at grant date.  The compensation cost is amortized over the vesting period.

Restricted Stock Awards

American National grants restricted stock (“RS”) awards to certain executive officers and directors.  The RS award entitles the grantee to full dividend and voting rights.  Each RS award has the value of one share of restricted stock, and vests over ten years from the grant date.  Upon vesting, the RS award is released from forfeiture restrictions.  The compensation cost accrued related to the RS award is included in “Additional paid-in capital” in the consolidated statements of financial position.

The measurement of the equity and compensation cost is based on the fair value of the RS awards.  Fair value of the RS award is estimated as the value of the underlying common stock at the grant date.  The compensation cost is amortized over the vesting period.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities represent funds maintained to meet the investment objectives of contract holders who bear the investment risk.  Investment income and investment gains and losses from these separate funds accrue directly to the contract holders.  Separate accounts are established in conformity with insurance laws and are not chargeable with liabilities that arise from any other business of American National.  American National reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from American National’s general account liabilities; (iii) investments are directed by the contract holder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contract holder.  The assets of these accounts are carried at fair value.  Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in the consolidated financial statements.

LITIGATION CONTINGENCIES

American National reviews existing litigation matters and potential litigation items with counsel quarterly to determine if any adjustments to reserves for possible losses are necessary.  Reserves for losses are established whenever they are probable and estimable.  American National establishes reserves based on the best estimate of the probable loss.  If no one number within the range of possible losses is more probable than any other, a reserve is recorded based on the lowest amount of the estimated range.

3.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

In January 2010, the FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements.  ASU 2010-06 was issued to improve and expand fair value disclosures.  Newly required disclosures are as follows: 1) provide information about movements of assets among Levels 1 and 2 of the three-tier fair value hierarchy; 2) provide a reconciliation of purchases, sales, issuance, and settlements of anything valued with a Level 3 method; and 3) provide fair value disclosures for each class of assets and liabilities.  This guidance was effective for interim and annual periods commencing after December 15, 2009, except for the disclosure of the reconciliation of the Level 3 activities, which is effective for annual periods commencing after December 15, 2010.  American National adopted this guidance on January 1, 2010, except for the disclosure of the reconciliation of the Level 3 activities, which was adopted effective January 1, 2011.  American National’s adoption of this guidance did not have a material impact on its consolidated financial statements.

In April 2010, the FASB issued ASU No. 2010-15, How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments.  For accounting purposes, ASU 2010-15 clarifies that an insurance entity should not consider any separate account interests held for the benefit of policyholders in an investment to be the insurer’s interests and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related-party policyholder.  This guidance also clarifies that for the purpose of evaluating whether the retention of specialized accounting for investments in consolidation is appropriate, a separate account arrangement should be considered a subsidiary.  The amendments do not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the stand-alone financial statements of the separate account.  ASU 2010-15 was effective for interim and annual periods commencing after December 15, 2010.  American National’s adoption of this guidance did not have a material effect on its consolidated financial statements.

In July 2010, the FASB issued ASU No. 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses.  Additional disclosures are now required that enable readers of the financial statements to understand the nature of the credit risk inherent in the financing receivable portfolio, how the portfolio’s credit risk is analyzed and assessed in order to arrive at the allowance for credit losses for each portfolio, and the changes and underlying reason for the changes in the allowance for credit losses for each portfolio.  Disclosures previously required for financing receivables are now required to be disclosed on a disaggregated basis.  In addition, new disclosures under ASU 2010-20 are required for each financing receivable class including credit quality indicators of financing receivables at the end of the reporting period, aging of past due financing receivables, the nature and extent of troubled debt restructurings that occurred during the reporting period, and within the previous 12 months that defaulted during the reporting period, and significant purchases and sales of financing receivables during the reporting period.  The ASU 2010-20 disclosures required as of the end of a reporting period are effective for interim and annual periods ending on or after December 15, 2010.  Disclosures concerning the activity that occurs during a reporting period are effective for interim and annual periods beginning on or after December 15, 2010.  American National adopted this guidance effective January 1, 2010, except for the disclosure requirements for activities that occur during a reporting period, which was adopted effective January 1, 2011.  American National’s adoption of this guidance did not have a material impact on its consolidated financial statements.

In January 2011, the FASB issued ASU No. 2011-01, Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No.  2010-20.  This update temporarily delays the effective date of the disclosures about troubled debt restructuring required within ASU 2010-20.  The delay was intended to allow the FASB time to complete its deliberations on what constitutes a troubled debt restructuring.  ASU 2011-01 was effective upon issuance.  Accordingly, this update was retrospectively adopted as of December 31, 2010 and did not have a material effect on American National’s consolidated financial statements.

In April 2011, the FASB issued ASU No. 2011-02, A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring.  The new guidance clarifies the creditor’s evaluation of whether it has granted a concession and whether a borrower is experiencing financial difficulties.  In addition, the new guidance precludes the creditor from using the effective interest rate test in the borrower’s guidance on restructuring payables when evaluating whether a restructuring constitutes a troubled debt restructuring.  ASU 2011-02 was effective for public companies for interim and annual periods beginning on or after June 15, 2011 and must be applied retrospectively to restructurings occurring on or after the beginning of the year.  American National's adoption of this guidance did not have a material effect on its consolidated financial statements.

Future Adoption of New Accounting Standards

In October 2010, the FASB issued ASU No. 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts.  The new guidance redefines the term “acquisition cost” and added the term “incremental direct cost of contract acquisition” to the master glossary.  These changes limit the deferrable cost to those costs that are related directly to the successful acquisition of insurance contracts and those that result directly from and are essential to the contract acquisition and costs that would have not been incurred had the contract acquisition not occurred.  The new guidance also specifies that advertising costs should be deferred only if the capitalization criteria for direct-response advertising are met.  ASU 2010-26 is effective for interim and annual periods, commencing after December 15, 2011.  American National adopted this guidance effective January 1, 2012, and applied the retrospective method of adoption to all prior periods presented in the consolidated financial statements.  Accordingly, upon adoption, DAC asset was reduced by approximately $41,800,000 as a result of acquisition costs previously deferred that are no longer eligible for deferral under the new guidance.  The after-tax cumulative effect adjustment to the opening balance of stockholders’ equity was approximately $24,600,000.

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in the U.S. GAAP and IFRSs.  ASU 2011-04 clarifies the intent of the FASB about the application of existing fair value measurement and disclosure requirements such as: (1) the application of the highest and best use and valuation premise concepts; (2) a requirement specific to measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity; and (3) a requirement to disclose unobservable inputs used in the fair value of an instrument categorized within Level 3 of the fair value hierarchy.  The new guidance also prohibits the use of block premiums and discounts for all fair value measurement, regardless of hierarchy.  In addition, ASU 2011-04 expands the disclosures about fair value measurements.  ASU 2011-04 is effective for interim and annual periods, beginning after December 15, 2011.  American National’s adoption of this guidance on January 1, 2012 did not have a material effect on the consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income.  ASU 2011-05 makes the presentation of other comprehensive income (“OCI”) more prominent by giving reporting entities two presentation options.  Reporting entities can present the total net income and total OCI along with their respective components as one continuous statement or as two separate consecutive statements.  The new guidance also eliminates the option to present OCI in the statement of changes in stockholders’ equity.  In addition, the new guidance requires reporting entities to present reclassification adjustments from OCI to net income on the face of the financial statements.  ASU 2011-05 is effective for interim and annual periods, beginning after December 15, 2011.  American National’s adoption of this guidance on January 1, 2012 did not have a material effect on its consolidated financial statements.

In July 2011, the FASB issued ASU No. 2011-06, Fees Paid to the Federal Government by Health Insurers.  ASU 2011-06 addresses questions about how health insurers should recognize and classify in their income statements fees mandated by the Patient Protection and Affordable Care Act, which imposes an annual fee on health insurers for each calendar year beginning on or after January 1, 2014.  The new guidance specifies that the liability for the fee should be estimated and recorded in full once the entity provides qualifying health insurance in the applicable calendar year.  The corresponding deferred cost is then amortized to expense using a straight-line method of allocation unless another method better allocates the fee over the calendar year that it is payable.  ASU 2011-06 is effective for calendar years beginning after December 31, 2013.  American National’s adoption of this guidance on January 1, 2014 is not expected to have a material effect on its consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08, Testing Goodwill for Impairment.  ASU 2011-08 allows an assessment of qualitative factors to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis to determining whether the two-step goodwill impairment test is necessary.  ASU 2011-08 is effective for interim and annual periods beginning after December 15, 2011.  American National’s adoption of this guidance on January 1, 2012 did not have a material effect on its consolidated financial statements.

In December 2011, the FASB issued ASU 2011-10, Derecognition of in Substance Real Estate.  The new guidance clarifies that when a reporting entity ceases to have a controlling financial interest in a subsidiary that is in substance real estate because of a default on the subsidiary’s nonrecourse debt secured by the real estate, the reporting entity should apply the guidance for real estate sales when evaluating the subsidiary for deconsolidation.  ASU 2011-10 is effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012.  American National’s adoption of this guidance on January 1, 2013 is not expected to have a material effect on its consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities.  The new guidance requires an entity to disclose both gross information and net information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013 and the new disclosure requirements should be applied retrospectively for all periods presented.  American National’s adoption of this guidance on January 1, 2013 is not expected to have a material effect on its consolidated financial statements.

In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05.  The guidance defers the application of the reclassification adjustment provisions in ASU 2011-05.  ASU 2011-12 is effective for interim and annual periods beginning after December 15, 2011.  American National’s adoption of this guidance on January 1, 2012 did not have a material effect on its consolidated financial statements.

4.  INVESTMENTS IN SECURITIES

The cost or amortized cost and estimated fair value of investments in held-to-maturity and available-for-sale securities are shown below (in thousands):

	Year ended December 31, 2011
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Fixed maturity securities, bonds held-to-maturity
U.S. treasury and other U.S. government
corporations and agencies	$13,704	$193	$-	$13,897
States of the U.S. and political subdivisions
of the states	405,526	32,272	(6)	437,792
Foreign governments	29,044	4,978	-	34,022
Corporate debt securities	8,011,901	564,159	(25,316)	8,550,744
Residential mortgage-backed securities	714,659	50,774	(3,986)	761,447
Commercial mortgage-backed securities	31,341	-	(20,158)	11,183
Collateralized debt securities	7,134	-	(1,018)	6,116
Other debt securities	38,663	3,827	-	42,490
Total bonds held-to-maturity	9,251,972	656,203	(50,484)	9,857,691

Fixed maturity securities, bonds available-for-sale
U.S. treasury and other U.S. government
corporations and agencies	11,930	1,156	-	13,086
States of the U.S. and political subdivisions
of the states	579,008	39,930	(90)	618,848
Foreign governments	5,000	2,435	-	7,435
Corporate debt securities	3,316,083	221,079	(32,016)	3,505,146
Residential mortgage-backed securities	191,832	11,898	(1,009)	202,721
Collateralized debt securities	17,636	1,611	(170)	19,077
Other debt securities	14,121	1,173	-	15,294
Total bonds available-for-sale	4,135,610	279,282	(33,285)	4,381,607

Total fixed maturity securities	13,387,582	935,485	(83,769)	14,239,298

Equity securities
Common stock	679,724	305,269	(16,086)	968,907
Preferred stock	30,955	7,688	(1,470)	37,173
Total equity securities	710,679	312,957	(17,556)	1,006,080
Total investments in securities	$14,098,261	$1,248,442	$(101,325)	$15,245,378

	Year ended December 31, 2010
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Fixed maturity securities, bonds held-to-maturity
U.S. treasury and other U.S. government
corporations and agencies	$23,117	$288	$-	$23,405
States of the U.S. and political subdivisions
of the states	422,249	7,117	(6,920)	422,446
Foreign governments	29,020	4,910	-	33,930
Corporate debt securities	7,293,501	478,353	(33,077)	7,738,777
Residential mortgage-backed securities	661,516	33,702	(3,398)	691,820
Commercial mortgage-backed securities	31,340	-	(17,758)	13,582
Collateralized debt securities	8,562	80	(327)	8,315
Other debt securities	44,245	3,314	-	47,559
Total bonds held-to-maturity	8,513,550	527,764	(61,480)	8,979,834

Fixed maturity securities, bonds available-for-sale
U.S. treasury and other U.S. government
corporations and agencies	13,268	643	(4)	13,907
States of the U.S. and political subdivisions
of the states	583,163	15,142	(4,193)	594,112
Foreign governments	5,000	1,967	-	6,967
Corporate debt securities	3,030,671	197,485	(26,587)	3,201,569
Residential mortgage-backed securities	259,560	13,250	(1,417)	271,393
Collateralized debt securities	19,468	1,459	(218)	20,709
Other debt securities	14,187	769	-	14,956
Total bonds available-for-sale	3,925,317	230,715	(32,419)	4,123,613

Total fixed maturity securities	12,438,867	758,479	(93,899)	13,103,447

Equity securities
Common stock	690,245	361,048	(5,405)	1,045,888
Preferred stock	30,420	6,714	(267)	36,867
Total equity securities	720,665	367,762	(5,672)	1,082,755

Total investments in securities	$13,159,532	$1,126,241	$(99,571)	$14,186,202

Actual maturities differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.  Residential and commercial mortgage-backed securities, which are not due at a single maturity, have been allocated to their respective categories based on the year of final contractual maturity.  The amortized cost and estimated fair value, by contractual maturity of fixed maturity securities are shown below (in thousands):

	December 31, 2011
	Bonds Held-to-Maturity		Bonds Available-for-Sale
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value

Due in one year or less	$712,510	$722,507	$234,961	$238,723
Due after one year through five years	3,479,210	3,704,786	1,858,409	1,961,448
Due after five years through ten years	4,117,947	4,423,573	1,571,387	1,672,439
Due after ten years	936,455	1,003,525	465,853	505,064
Without single maturity date	5,850	3,300	5,000	3,933

Total	$9,251,972	$9,857,691	$4,135,610	$4,381,607

Available-for-sale securities are sold throughout the year for various reasons.  All gains and losses were determined using specific identification of the securities sold.  Proceeds from the sales of these securities, with the realized gains and losses, are shown below (in thousands):

	Years ended December 31,
	2011	2010	2009

Proceeds from sales of available-for-sale securities	$228,712	$435,293	$265,732
Gross realized gains	70,339	51,248	42,101
Gross realized losses	(1,600)	(3,590)	(11,351)

There were no securities transferred from held-to-maturity to available-for-sale during 2011.

In 2010, securities with amortized costs of $27,811,000 were transferred from held-to-maturity to available-for-sale due to evidence of a significant deterioration in the issuers’ creditworthiness.  An unrealized gain of $71,000 was established at the time of the transfer.  Additionally, during the fourth quarter of 2010, a security with a carrying value of $14,451,000 was sold from held-to-maturity due to evidence of a significant deterioration of the issuers’ creditworthiness.  A realized gain of $303,000 was realized on this sale.

In accordance with various government and state regulations, American National Insurance Company and its wholly-owned insurance subsidiaries had bonds with amortized costs of $50,465,000 at December 31, 2011, on deposit with appropriate regulatory authorities.

Net unrealized gains (losses) on securities

Net unrealized gains (losses) on available-for-sale securities, presented in the stockholders’ equity section of the consolidated statements of financial position, are net of deferred tax expense of $155,751,000,  $164,108,000 and $101,408,000 for 2011, 2010 and 2009, respectively.

The components of the net unrealized gains (losses) on securities during the periods indicated are shown below (in thousands):

	Years ended December 31,
	2011	2010	2009

Bonds available-for-sale	$47,701	$120,790	$516,229
Equity securities	(66,689)	110,772	230,592
Net unrealized gains (losses) on securities during the year	(18,988)	231,562	746,821
Adjustments for:
DAC	(4,580)	(52,650)	(215,294)
Participating policyholders' interest	(1,772)	(11,315)	(20,215)
Deferred federal income tax benefit (expense)	8,755	(58,591)	(178,625)
Cumulative effect of accounting change - OTTI on fixed
maturity securities, net of tax	-	-	50,411
Net unrealized gains (losses) on securities, net of tax	$(16,585)	$109,006	$383,098

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are shown below (in thousands):

	Year ended December 31, 2011
	Less than 12 months		12 Months or more		Total
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
Fixed maturity securities, bonds held-to-maturity
States of the U.S. and political subdivisions
of the states	$-	$-	$6	$264	$6	$264
Corporate debt securities	20,204	680,202	5,112	39,280	25,316	719,482
Residential mortgage-backed securities	227	19,398	3,759	32,653	3,986	52,051
Commercial mortgage-backed securities	-	-	20,158	11,183	20,158	11,183
Collateralized debt securities	8	1,605	1,010	4,511	1,018	6,116
Total bonds held-to-maturity	20,439	701,205	30,045	87,891	50,484	789,096

Fixed maturity securities, bonds available-for-sale
States of the U.S. and political subdivisions
of the states	10	762	80	1,971	90	2,733
Corporate debt securities	12,142	396,761	19,874	85,623	32,016	482,384
Residential mortgage-backed securities	202	25,943	807	9,047	1,009	34,990
Collateralized debt securities	6	704	164	2,770	170	3,474
Total bonds available-for-sale	12,360	424,170	20,925	99,411	33,285	523,581

Total fixed maturity securities	32,799	1,125,375	50,970	187,302	83,769	1,312,677

Equity securities
Common stock	16,086	98,731	-	-	16,086	98,731
Preferred stock	1,470	6,481	-	-	1,470	6,481
Total equity securities	17,556	105,212	-	-	17,556	105,212

Total investments in securities	$50,355	$1,230,587	$50,970	$187,302	$101,325	$1,417,889

	Year ended December 31, 2010
	Less than 12 months		12 Months or more		Total
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
Fixed maturity securities, bonds held-to-maturity
States of the U.S. and political subdivisions
of the states	$6,898	$195,634	$22	$878	$6,920	$196,512
Corporate debt securities	22,493	912,554	10,584	128,721	33,077	1,041,275
Residential mortgage-backed securities	579	57,160	2,819	64,798	3,398	121,958
Commercial mortgage-backed securities	-	-	17,758	13,583	17,758	13,583
Collateralized debt securities	-	-	327	5,465	327	5,465
Total bonds held-to-maturity	29,970	1,165,348	31,510	213,445	61,480	1,378,793

Fixed maturity securities, bonds available-for-sale
U.S. treasury and other U.S. government
corporations and agencies	4	7,040	-	-	4	7,040
States of the U.S. and political subdivisions
of the states	4,193	151,860	-	-	4,193	151,860
Corporate debt securities	8,378	249,240	18,209	159,227	26,587	408,467
Residential mortgage-backed securities	81	26,909	1,336	29,393	1,417	56,302
Collateralized debt securities	-	-	218	4,664	218	4,664
Total bonds available-for-sale	12,656	435,049	19,763	193,284	32,419	628,333

Total fixed maturity securities	42,626	1,600,397	51,273	406,729	93,899	2,007,126

Equity securities
Common stock	3,302	57,781	2,103	37,479	5,405	95,260
Preferred stock	231	6,133	36	4,464	267	10,597
Total equity securities	3,533	63,914	2,139	41,943	5,672	105,857

Total investments in securities	$46,159	$1,664,311	$53,412	$448,672	$99,571	$2,112,983

For all investment securities with an unrealized loss, including those in an unrealized loss position for 12 months or more, American National performs a quarterly analysis to determine if an OTTI loss should be recorded.

Credit Risk Management

Management believes American National’s bond portfolio is diversified and of investment grade.  The bond portfolio distributed by credit quality rating, using both S&P and Moody’s ratings, is shown below:

	December 31,
	2011	2010

AAA	8.1%	10.0%
AA	10.5	10.2
A	38.3	37.0
BBB	38.6	37.2
BB and below	4.5	5.6
Total	100.0%	100.0%

American National’s equity securities by market sector distribution are shown below:

	December 31,
	2011	2010

Consumer goods	21.5%	20.0%
Energy and utilities	17.3	18.0
Financials	17.2	19.2
Information technology	16.9	15.7
Healthcare	11.7	10.0
Industrials	9.0	9.9
Communications	4.2	4.1
Materials	2.1	3.0
Other	0.1	0.1
Total	100.0%	100.0%

5.  MORTGAGE LOANS

American National makes mortgage loans primarily in the commercial sector in areas that offer the potential for property value appreciation.  Generally, mortgage loans are secured by first liens on income-producing real estate.  American National attempts to maintain a diversified portfolio of mortgage loans and real estate properties by considering the property-type as well as the geographic distribution of the property, which is the underlying mortgage collateral or investment property.

Mortgage loans by property-type distribution are as follows:
	December 31,
	2011	2010

Office buildings	30.2%	29.3%
Industrial	24.6	31.5
Shopping centers	19.1	17.3
Hotels and motels	13.4	12.5
Other	12.7	9.4
Total	100.0%	100.0%

Mortgage loans by geographic distribution are as follows:

	December 31,
	2011	2010

West South Central	23.1%	23.0%
South Atlantic	22.9	19.3
East North Central	18.8	20.4
Pacific	11.4	9.4
Mountain	6.7	7.4
East South Central	5.7	6.5
Middle Atlantic	5.4	6.2
West North Central	2.9	4.1
New England	2.5	3.1
Other	0.6	0.6
Total	100.0%	100.0%

Mortgage loans are expected to be repaid from the cash flows or proceeds from the sale of real estate.  American National generally allows a loan-to-collateral-value ratio of up to 75% on newly funded mortgage loans.  As of December 31, 2011, mortgage loans have fixed rates ranging from 4.25% to 12.0%.  The majority of the mortgage loan contracts requires periodic payments of both principal and interest, and has amortization periods of 6 months to 30 years.

During 2011, American National exchanged $25,500,000 mortgage loans for an additional ownership interest in one of its real estate joint venture subsidiaries.  After the exchange transaction, such real estate joint venture subsidiary was consolidated in American National's consolidated financial statement.  Upon consolidation, American National's investment real estate had a noncash-related increase of $28,500,000.  Non-cash transactions during the year ended December 31, 2010 totaled $30,500,000 in foreclosed mortgage loans, which were transferred to investment real estate.

Credit Losses

The amounts of commercial mortgage loans placed on nonaccrual status are shown in the table below (in thousands):

	December 31,
	2011	2010
Commercial mortgages
Office	$8,436	$-
Retail	23,997	3,685
Total	$32,433	$3,685

The age analysis of past due commercial mortgage loans is shown in the table below (in thousands):

	December 31, 2011
	30-59 Days	60-89 Days	Greater Than	Total Past		Total
	Past Due	Past Due	90 Days	Due	Current	Mortgage Loans
Commerical mortgages
Office	$-	$-	$8,436	$8,436	$879,923	$888,359
Industrial	-	-	-	-	721,704	721,704
Retail	13,140	-	10,857	23,997	537,665	561,662
Other	-	-	-	-	765,078	765,078
Total	$13,140	$-	$19,293	$32,433	$2,904,370	2,936,803
Valuation allowance						11,321
Mortgage loans on real estate, net of allowance						$2,925,482

	December 31, 2010
	30-59 Days	60-89 Days	Greater Than	Total Past		Total
	Past Due	Past Due	90 Days	Due	Current	Mortgage Loans
Commerical mortgages
Office	$-	$-	$-	$-	$789,570	$789,570
Industrial	-	-	-	-	845,504	845,504
Retail	8,579	-	3,685	12,264	455,334	467,598
Other	-	-	-	-	591,025	591,025
Total	$8,579	$-	$3,685	$12,264	$2,681,433	2,693,697
Valuation allowance						13,788
Mortgage loans on real estate, net of allowance						$2,679,909

The amounts shown above are net of unamortized discounts of $10,189,000 and $18,512,000 and unamortized origination fees of $12,683,000 and $10,710,000 at December 31, 2011 and 2010, respectively.  No unearned income is included in these amounts.

Allowance for Credit Losses

Loans not evaluated individually for collectibility are segregated by collateral property-type and location and allowance factors are applied.  These factors are developed annually, and reviewed quarterly based on our historical loss experience adjusted for the expected trend in the rate of foreclosure losses. Allowance factors are higher for loans of certain property types and in certain regions based on loss experience or a blended historical loss factor.

The allowance for credit losses and unpaid principal balance in commercial mortgage loans are shown in the table below (in thousands):

	Collectively	Individually
	Evaluated	Evaluated
	for Impairment	for Impairment	Total
Allowance for credit losses
December 31, 2010	$11,395	$2,393	$13,788
Write down	-	(1,900)	(1,900)
Change in allowance	(567)	-	(567)
December 31, 2011	$10,828	$493	$11,321

Unpaid principal balance
December 31, 2011	$2,725,930	$233,745	$2,959,675
December 31, 2010	$2,482,014	$240,905	$2,722,919

The detail of loans individually evaluated for impairment with and without an allowance recorded by collateral property-type is shown in the tables below (in thousands):

	Year ended December 31, 2011
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
With an allowance recorded
Retail	$-	$493	$493	$-	$-

Without an allowance recorded
Office	$48,833	$48,833	$-	$49,088	$3,506
Industrial	57,261	57,261	-	57,514	3,628
Retail	15,477	15,477	-	15,535	1,514
Other	111,681	111,681	-	111,407	7,546
Total without an allowance recorded	$233,252	$233,252	$-	$233,544	$16,194

	Year ended December 31, 2010
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
With an allowance recorded
Retail	$6,679	$9,072	$2,393	$7,573	$406

Without an allowance recorded
Office	$8,436	$8,436	$-	$8,436	$-
Industrial	119,260	119,260	-	119,285	5,333
Retail	11,735	11,735	-	13,011	1,220
Other	92,402	92,402	-	86,312	5,844
Total without an allowance recorded	$231,833	$231,833	$-	$227,044	$12,397
Credit Quality Indicators

The credit quality of the mortgage loan portfolio is assessed monthly to determine the credit risk of each borrower.  A loan is classified as performing or non-performing based on whether all of the contractual terms of the loan have been met.  Retail loans classified as non-performing amounted to $23,997,000 and $3,685,000 as of December 31, 2011 and 2010, respectively.  Office loans classified as non-performing amounted to $8,436,000 and $0 at December 31, 2011 and 2010, respectively.  All other loans were classified as performing.

During the twelve months ended December 31, 2011, American National sold one industrial loan with a recorded investment of $27,532,000 and realized a gain of $4,968,000.

Troubled Debt Restructurings

American National has a high quality, well performing, mortgage loan portfolio.  For a very small portion of the portfolio, classified as troubled debt restructurings, American National has granted concessions related to the borrowers’ ability to pay the loan.  The types of concessions granted are generally a delay in payment of principal and/or interest, and could involve a reduction of the contractual interest rate, extension of the maturity date, and/or a reduction of interest rate.  American National considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with a troubled debt restructuring.  The carrying value after specific valuation allowance, before and after modification, through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

At December 31, 2011, the number of mortgage loans and recorded investment in troubled debt restructurings were as follows:

Year ended December 31, 2011
		Pre-Modification	Post-Modification
	Number of	Outstanding	Outstanding
	Contracts	Recorded Investment	Recorded Investment

Other	3	$ 45,366	$ 45,366

As of December 31, 2011, American National does not have any commitments to lend additional funds to debtors, which owe receivables whose terms have been modified in troubled debt restructurings.  There have been no defaults on modified loans during the preceding twelve months.

6.  INVESTMENT REAL ESTATE

Investment real estate by property-type distribution is as follows:

	December 31,
	2011	2010

Office buildings	22.0%	20.8%
Industrial	16.3	24.1
Shopping centers	41.1	35.6
Hotels and motels	2.1	2.0
Other	18.5	17.5
Total	100.0%	100.0%

Investment real estate by geographic distribution is as follows:

	December 31,
	2011	2010

West South Central	66.1%	61.2%
South Atlantic	11.6	18.4
East North Central	5.2	5.6
Pacific	2.3	2.2
Mountain	6.9	1.3
East South Central	5.2	10.1
West North Central	2.7	1.2
Total	100.0%	100.0%

In the normal course of investment activities, American National and its wholly-owned subsidiaries enter into various real estate partnership and joint venture agreements.  Generally, real estate partnership and joint venture opportunities are presented to American National by a sponsor, with the significant activities being conducted on behalf of the sponsor.  American National participates in the design of these entities, but in most cases, American National’s involvement is limited to financing.  Through analysis performed by American National, some of these partnerships and joint ventures have been determined to be variable interest entities (“VIEs”).  In certain instances, in addition to an economic interest in the entity, American National holds the power to direct the most significant activities of the entity and is deemed the primary beneficiary or consolidator of the entity.  The assets of the consolidated VIEs are restricted and must be used first to settle the liabilities of the VIE.  Creditors or beneficial interest holders of these VIEs have no recourse to the general credit of American National, as American National’s obligation is limited to the amount of its committed investment.

The total assets and liabilities relating to VIEs in which American National is the primary beneficiary and which are consolidated in its financial statements for the periods indicated are as follows (in thousands):

	December 31,
	2011	2010
Investment real estate	$154,878	$156,441
Short-term investments	3,364	1,991
Cash and cash equivalents	5,777	1,164
Accrued investment income	2,299	2,035
Other receivables	11,816	16,524
Other assets	3,870	3,884
Total assets of consolidated VIEs	$182,004	$182,039

Notes payable	$58,894	$60,140
Other liabilities	5,354	3,499
Total liabilities of consolidated VIEs	$64,248	$63,639

For other real estate partnerships and joint ventures in which American National is a partner, the major decisions that most significantly impact the economic activities of the partnership and joint venture require unanimous consent of all partners.  American National is not the primary beneficiary and these entities were not consolidated.  The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which American National holds significant variable interests but is not the primary beneficiary and which have not been consolidated (in thousands):

	December 31,
	2011		2010
	Carrying Amount	Maximum Exposure to Loss	Carrying Amount	Maximum Exposure to Loss

Investment in unconsolidated affiliates	$85,509	$85,509	$36,226	$36,226

Financial or other support was not provided to investees designated as VIEs in the form of liquidity arrangements, guarantees, or other commitments by third parties that may affect the fair value or risk of American National’s variable interest in the investees designated as VIEs as of December 31, 2011 and 2010.

7. DERIVATIVE INSTRUMENTS

American National purchases derivative contracts (equity-indexed options) that serve as economic hedges against fluctuations in the equity markets to which equity-indexed annuity products are exposed. Equity-indexed annuities include a fixed host annuity contract and an equity-indexed embedded derivative.  These derivative instruments are not designated as accounting hedges.  The following tables detail the volume, estimated fair value and the gains or losses on derivative instruments (in thousands):

Derivatives Not Designated as Hedging Instruments	Location of Asset (Liability) Reported in the Consolidated Statements of Financial Position	December 31, 2011			December 31, 2010
		Number of Instruments	Notional Amounts	Estimated Fair Value	Number of Instruments	Notional Amounts	Estimated Fair Value

Equity-indexed options	Other invested assets	332	$ 791,900	$ 65,188	286	$ 668,800	$ 66,716
Equity-indexed annuity embedded derivative	Future policy benefits - Annuity	14,338	$ 653,100	$ (63,275)	12,663	$ 591,100	$ (59,644)

Derivatives Not Designated as Hedging Instruments	Location of Gains (Losses) Recognized in the Consolidated Statements of Operations	Gains (Losses) Recognized in Income on Derivatives
		Years Ended December 31,
		2011	2010	2009

Equity-indexed options	Net investment income	$ (3,666)	$ 12,208	$ 4,646
Equity-indexed annuity embedded derivative	Interest credited to policyholders' account balances	7,821	(6,604)	(8,138)

8.  NET INVESTMENT INCOME AND REALIZED INVESTMENT GAINS (LOSSES)

Net investment income, before federal income taxes, is shown below (in thousands):

	Years ended December 31,
	2011	2010	2009

Bonds	$695,063	$652,564	$627,236
Equity securities	27,943	25,311	26,415
Mortgage loans	202,055	179,332	141,124
Real estate	107,384	107,929	122,603
Options	(3,666)	12,208	4,646
Other invested assets	42,174	41,058	41,899
	1,070,953	1,018,402	963,923
Investment expenses	(102,788)	(106,487)	(124,146)
Total	$968,165	$911,915	$839,777

Realized investments gains (losses), before federal income taxes, are shown below (in thousands):

	Years ended December 31,
	2011	2010	2009

Bonds	$14,495	$34,330	$(9,954)
Equity securities	67,671	27,603	37,044
Mortgage loans	4,968	-	-
Real estate	12,033	10,101	1,523
Other invested assets	(105)	(99)	269
	99,062	71,935	28,882
Change in allowances	1,307	7,793	(23,634)
Total	$100,369	$79,728	$5,248

 The OTTI, which are not included in the realized investments gains (losses) above, are shown below (in thousands):

	Years ended December 31,
	2011	2010	2009

Bonds	$-	$-	$(10,046)
Equity securities	(9,503)	(5,666)	(69,057)
Total	$(9,503)	$(5,666)	$(79,103)

As discussed in Note 2, certain OTTI losses on bonds are bifurcated into two components: credit losses and non-credit losses.  All OTTI recognized on bonds were entirely comprised of credit losses.

9.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amount and estimated fair value of financial instruments are shown below (in thousands):

	December 31, 2011		December 31, 2010
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets:
Fixed maturity securities, bonds held-to-maturity
U.S. treasury and other U.S. government
corporations and agencies	$13,704	$13,897	$23,117	$23,405
States of the U.S. and political subdivisions
of the states	405,526	437,792	422,249	422,446
Foreign governments	29,044	34,022	29,020	33,930
Corporate debt securities	8,011,901	8,550,744	7,293,501	7,738,777
Residential mortgage-backed securities	714,659	761,447	661,516	691,820
Commercial mortgage-backed securities	31,341	11,183	31,340	13,582
Collateralized debt securities	7,134	6,116	8,562	8,315
Other debt securities	38,663	42,490	44,245	47,559
Total bonds held-to-maturity	9,251,972	9,857,691	8,513,550	8,979,834

Fixed maturity securities, bonds available-for-sale
U.S. treasury and other U.S. government
corporations and agencies	13,086	13,086	13,907	13,907
States of the U.S. and political subdivisions
of the states	618,848	618,848	594,112	594,112
Foreign governments	7,435	7,435	6,967	6,967
Corporate debt securities	3,505,146	3,505,146	3,201,569	3,201,569
Residential mortgage-backed securities	202,721	202,721	271,393	271,393
Collateralized debt securities	19,077	19,077	20,709	20,709
Other debt securities	15,294	15,294	14,956	14,956
Total bonds available-for-sale	4,381,607	4,381,607	4,123,613	4,123,613

Total fixed maturity securities	13,633,579	14,239,298	12,637,163	13,103,447
Equity securities
Common stock	968,907	968,907	1,045,888	1,045,888
Preferred stock	37,173	37,173	36,867	36,867
Total equity securities	1,006,080	1,006,080	1,082,755	1,082,755
Options	65,188	65,188	66,716	66,716
Mortgage loans on real estate, net of allowance	2,925,482	3,044,375	2,679,909	2,703,674
Policy loans	393,195	393,195	380,505	380,505
Short-term investments	345,330	345,330	486,206	486,206
Separate account assets	747,867	747,867	780,563	780,563
Total financial assets	$19,116,721	$19,841,333	$18,113,817	$18,603,866
Financial liabilities:
Investment contracts	$9,993,804	$9,993,804	$9,047,153	$9,047,153
Liability for embedded derivatives of
equity-indexed annuities	63,275	63,275	59,644	59,644
Notes payable	58,894	58,894	60,140	60,140
Separate account liabilities	747,867	747,867	780,563	780,563
Total financial liabilities	$10,863,840	$10,863,840	$9,947,500	$9,947,500

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability.  A fair value hierarchy is used to determine fair value based on a hypothetical transaction at the measurement date from the perspective of a market participant.  An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its valuation.  The input levels are defined as follows:

Level 1
Unadjusted quoted prices in active markets for identical assets or liabilities.  American National defines active markets based on average trading volume for equity securities.  The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2
Quoted prices in markets that are not active or inputs that are observable directly or indirectly.  Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3
Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities.  Unobservable inputs reflect American National’s own assumptions about the assumptions that market participants would use in pricing the asset or liability.  Level 3 assets and liabilities include financial instruments whose values are determined using pricing models and third-party evaluation, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

American National has evaluated the types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs.  Based on the results of this evaluation and investment class analysis, each financial instrument was classified into Level 1, 2, or 3 measurements.

American National utilizes a pricing service to estimate fair value measurements for approximately 99.0% of fixed maturity securities.  The pricing service utilizes market quotations for fixed maturity securities that have quoted prices in active markets.  Since fixed maturity securities generally do not trade on a daily basis, the pricing service prepares estimates of fair value measurements for these securities using its proprietary pricing applications, which include available relevant market information, benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Additionally, the pricing service uses an option adjusted spread model to develop prepayment and interest rate scenarios.

The pricing service evaluates each asset class based on relevant market information, relevant credit information, perceived market movements and sector news.  The market inputs utilized in the pricing evaluation, listed in the approximate order of priority, include:  benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and economic events.  The extent of the use of each market input depends on the asset class and the market conditions.  Depending on the security, the priority of the use of inputs may change or some market inputs may not be relevant.  For some securities, additional inputs may be necessary.

American National has reviewed the inputs and methodology used by the pricing service and the techniques applied by the pricing service to produce quotes that represent the fair value of a specific security.  The review of the pricing services methodology confirms the service is utilizing information from organized transactions or a technique that represents a market participant’s assumptions.  American National does not adjust quotes received by the pricing service.

The pricing service utilized by American National has indicated that they will only produce an estimate of fair value if there is objectively verifiable information available.  If the pricing service discontinues pricing an investment, American National would be required to produce an estimate of fair value using some of the same methodologies as the pricing service, but would have to make assumptions for market-based inputs that are unavailable due to market conditions.

The fair value estimates of most fixed maturity investments including municipal bonds are based on observable market information rather than market quotes.  Accordingly, the estimates of fair value for such fixed maturity securities provided by the pricing service are disclosed as Level 2 measurements.

Additionally, American National holds a small amount of fixed maturity securities that have characteristics that make them unsuitable for matrix pricing.  For these fixed maturity securities, a quote from a broker (typically a market maker) is obtained.  Due to the disclaimers on the quotes that indicate that the price is indicative only, American National includes these fair value estimates in Level 3.  The pricing of certain private placement debt also includes significant non-observable inputs, the internally determined credit rating of the security, and an externally provided credit spread, and these securities are classified as Level 3 measurements.

For public common and preferred stocks, American National receives prices from a nationally recognized pricing service that are based on observable market transactions and these securities are classified as  Level 1 measurements.  For certain preferred stock, current market quotes in active markets are unavailable.  In these instances, American National receives an estimate of fair value from the pricing service that provides fair value estimates for the fixed maturity securities.  The service utilizes some of the same methodologies to price the preferred stocks as it does for the fixed maturity securities.  These estimates for equity securities are disclosed as Level 2 measurements.

Some assets and liabilities do not fit the hierarchical model for determining fair value.  For policy loans, the carrying amount approximates their fair value, because the policy loans cannot be separated from the policy contract.  The carrying value for investment contract liabilities approximates their fair value.  The carrying amount for notes payable approximates their fair value.

The quantitative disclosures regarding fair value hierarchy measurements of the financial instruments are shown below (in thousands):

	Fair Value Measurement as of December 31, 2011 Using:
	Total Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Fixed maturity securities, bonds held-to-maturity
U.S. treasury and other U.S. government
corporations and agencies	$13,897	$-	$13,897	$-
States of the U.S. and political subdivisions
of the states	437,792	-	437,792	-
Foreign governments	34,022	-	34,022	-
Corporate debt securities	8,550,744	-	8,492,957	57,787
Residential mortgage-backed securities	761,447	-	759,773	1,674
Commercial mortgage-backed securities	11,183	-	-	11,183
Collateralized debt securities	6,116	-	-	6,116
Other debt securities	42,490	-	35,147	7,343
Total bonds held-to-maturity	9,857,691	-	9,773,588	84,103
Fixed maturity securities, bonds available-for-sale
U.S. treasury and other U.S. government
corporations and agencies	13,086	-	13,086	-
States of the U.S. and political subdivisions
of the states	618,848	-	616,323	2,525
Foreign governments	7,435	-	7,435	-
Corporate debt securities	3,505,146	-	3,492,113	13,033
Residential mortgage-backed securities	202,721	-	202,715	6
Collateralized debt securities	19,077	-	18,826	251
Other debt securities	15,294	-	15,294	-
Total bonds available-for-sale	4,381,607	-	4,365,792	15,815

Total fixed maturity securities	14,239,298	-	14,139,380	99,918
Equity securities
Common stock	968,907	968,907	-	-
Preferred stock	37,173	37,173	-	-
Total equity securities	1,006,080	1,006,080	-	-
Options	65,188	-	-	65,188
Mortgage loans on real estate	3,044,375	-	3,044,375	-
Short-term investments	345,330	-	345,330	-
Separate account assets	747,867	-	747,867	-
Total financial assets	$19,448,138	$1,006,080	$18,276,952	$165,106
Financial liabilities:
Liability for embedded derivatives of
equity-indexed annuities	$63,275	$-	$-	$63,275
Separate account liabilities	747,867	-	747,867	-
Total financial liabilities	$811,142	$-	$747,867	$63,275

	Fair Value Measurement as of December 31, 2010 Using:
	Total Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Fixed maturity securities, bonds held-to-maturity
U.S. treasury and other U.S. government
corporations and agencies	$23,405	$-	$23,405	$-
States of the U.S. and political subdivisions
of the states	422,446	-	422,308	138
Foreign governments	33,930	-	33,930	-
Corporate debt securities	7,738,777	-	7,680,834	57,943
Residential mortgage-backed securities	691,820	-	689,487	2,333
Commercial mortgage-backed securities	13,582	-	13,582	-
Collateralized debt securities	8,315	-	-	8,315
Other debt securities	47,559	-	47,559	-
Total bonds held-to-maturity	8,979,834	-	8,911,105	68,729
Fixed maturity securities, bonds available-for-sale
U.S. treasury and other U.S. government
corporations and agencies	13,907	-	13,907	-
States of the U.S. and political subdivisions
of the states	594,112	-	591,587	2,525
Foreign governments	6,967	-	6,967	-
Corporate debt securities	3,201,569	-	3,182,625	18,944
Residential mortgage-backed securities	271,393	-	271,376	17
Collateralized debt securities	20,709	-	20,447	262
Other debt securities	14,956	-	14,956	-
Total bonds available-for-sale	4,123,613	-	4,101,865	21,748

Total fixed maturity securities	13,103,447	-	13,012,970	90,477
Equity securities
Common stock	1,045,888	1,045,888
Preferred stock	36,867	36,867	-	-
Total equity securities	1,082,755	1,082,755	-	-
Options	66,716	-	-	66,716
Mortgage loans on real estate	2,703,674	-	2,703,674	-
Short-term investments	486,206	-	486,206	-
Separate account assets	780,563	-	780,563	-
Total financial assets	$18,223,361	$1,082,755	$16,983,413	$157,193
Financial liabilities:
Liability for embedded derivatives of
equity-indexed annuities	$59,644	$-	$-	$59,644
Separate account liabilities	780,563	-	780,563	-
Total financial liabilities	$840,207	$-	$780,563	$59,644

For financial instruments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the period, a reconciliation of the beginning and ending balances is shown below at estimated fair value (in thousands):

		Equity-	Liability for
	Investment	Indexed	Embedded
	Securities	Options	Derivatives	Total

Balance at December 31, 2008	$84,199	$6,157	$(6,208)	$84,148
Total realized and unrealized investment gains/losses
Included in other comprehensive income	1,237	-	-	1,237
Net fair value change included in realized gains/losses	416	-	-	416
Net gain (loss) for derivatives included in net investment income	-	5,381	-	5,381
Net change included in interest credited	-	-	(8,138)	(8,138)
Purchases, sales and settlements or maturities
Purchases	1,435	21,263	-	22,698
Sales	(559)	-	-	(559)
Settlements or maturities	(727)	-	-	(727)
Premiums less benefits	-	-	(8,141)	(8,141)
Gross transfers into Level 3	-	-	-	-
Gross transfers out of Level 3	(49,035)	-	-	(49,035)
Balance at December 31, 2009	$36,966	$32,801	$(22,487)	$47,280
Total realized and unrealized investment gains/losses
Included in other comprehensive income	1,461	-	-	1,461
Net fair value change included in realized gains/losses	(289)	-	-	(289)
Net gain (loss) for derivatives included in net investment income	-	9,942	-	9,942
Net change included in interest credited	-	-	(6,604)	(6,604)
Purchases, sales and settlements or maturities
Purchases	65,033	34,709	-	99,742
Sales	(10,000)	-	-	(10,000)
Settlements or maturities	(2,362)	(10,736)	-	(13,098)
Premiums less benefits	-	-	(30,553)	(30,553)
Gross transfers into Level 3	5,913	-	-	5,913
Gross transfers out of Level 3	(6,245)	-	-	(6,245)
Balance at December 31, 2010	$90,477	$66,716	$(59,644)	$97,549
Total realized and unrealized investment gains/losses
Included in other comprehensive income	1,798	-	-	1,798
Net fair value change included in realized gains/losses	(2,694)	-	-	(2,694)
Net gain (loss) for derivatives included in net investment income	-	(9,199)	-	(9,199)
Net change included in interest credited	-	-	7,821	7,821
Purchases, sales and settlements or maturities
Purchases	22	17,122	-	17,144
Sales	(1,821)	-	-	(1,821)
Settlements or maturities	(13,260)	(9,451)	-	(22,711)
Premiums less benefits	-	-	(11,452)	(11,452)
Gross transfers into Level 3	27,052	-	-	27,052
Gross transfers out of Level 3	(1,656)	-	-	(1,656)
Balance at December 31, 2011	$99,918	$65,188	$(63,275)	$101,831

Within the net gain (loss) for derivatives included in net investment income were an unrealized loss of $12,613,000 and an unrealized gain of $5,125,000 relating to assets still held at December 31, 2011 and 2010, respectively.

The transfers into Level 3 were the result of existing securities no longer being priced by the third-party pricing service at the end of the period.  In accordance with American National’s pricing methodology, these securities are being valued using similar techniques as the pricing service; however, the service-developed data is used in the process, which results in unobservable inputs and a corresponding transfer into Level 3.

The transfers out of Level 3 were securities being priced by a third-party service at the end of the period, using inputs that are observable or derived from market data, which resulted in classification of these assets as Level 2.  There were no transfers between Level 1 and Level 2 fair value hierarchies.

10. DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs and premiums are shown below (in thousands):

			Accident	Property &
	Life	Annuity	& Health	Casualty	Total
Balance at January 1, 2009	$712,250	$557,058	$74,870	$138,486	$1,482,664
Additions	77,161	126,769	16,729	256,758	477,417
Amortization	(78,697)	(64,756)	(21,746)	(248,607)	(413,806)
Effect of change in unrealized gains
on available-for-sale securities	(38,651)	(176,643)	-	-	(215,294)
Net change	(40,187)	(114,630)	(5,017)	8,151	(151,683)
Balance at December 31, 2009	672,063	442,428	69,853	146,637	1,330,981
Additions	80,789	117,090	18,087	265,634	481,600
Amortization	(78,826)	(72,521)	(22,973)	(267,185)	(441,505)
Effect of change in unrealized gains
on available-for-sale securities	(12,649)	(40,001)	-	-	(52,650)
Net change	(10,686)	4,568	(4,886)	(1,551)	(12,555)
Balance at December 31, 2010	661,377	446,996	64,967	145,086	1,318,426
Additions	79,653	118,011	11,893	273,023	482,580
Amortization	(75,876)	(88,457)	(21,037)	(256,103)	(441,473)
Effect of change in unrealized gains
on available-for-sale securities	2,554	(7,134)	-	-	(4,580)
Net change	6,331	22,420	(9,144)	16,920	36,527
Balance at December 31, 2011	$667,708	$469,416	$55,823	$162,006	$1,354,953

Commissions comprise the majority of the additions to deferred policy acquisition costs for each year.  All amounts for the present value of future profits resulting from the acquisition of life insurance portfolios have been accounted for in accordance with the relevant accounting literature and are immaterial in all periods presented.

11.  LIABILITY FOR FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

American National establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance.  Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of expected benefit payments reduced by the present value of expected premiums.  Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards.  Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability termination, investment return, inflation, expenses and other contingent events as appropriate to the respective product type.  Utilizing these assumptions, liabilities are established on a block of business basis.

Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected benefit payments and related expenses less the present value of expected net premiums.  Assumptions as to mortality and persistency are based upon American National’s experience when the basis of the liability is established.  Interest rates for the aggregate future policy benefit liabilities range from 3.0% to 8.0%.

Future policy benefit liabilities for acquired participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 2.5% to 5.5%) and mortality rates guaranteed in calculating the cash surrender values described in such contracts; and (ii) the liability for terminal dividends.  Participating business represented approximately 9.5% of American National’s life insurance in-force at December 31, 2011.

Future policy benefit liabilities for individual fixed deferred annuities after annuitization and single premium immediate annuities are equal to the present value of expected future payments.  The interest rate used in establishing such liabilities range from 3.0% to 5.6% for all policies in-force.

Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation.  Interest rates used in establishing such liabilities range from 3.5% to 8.0%.

Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.  Interest rates used in establishing such liabilities range from 3.0% to 7.5%.

Liabilities for universal life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. American National regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk.  The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor’s experience.  The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

American National periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience.  Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses.  The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts.  Policyholder account balances are equal to (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1.0% to 8.0% (some annuities also offer a first year bonus ranging from 2.0% to 5.5%), less expenses, mortality charges, and withdrawals; and (iii) fair value adjustments relating to business combinations.

12.	LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The liability for unpaid claims and claim adjustment expenses (“CAE”) for accident and health, and property and casualty insurance is included in the liability for policy and contract claims in the consolidated statements of financial position and represents the amount estimated for claims that have been reported but not settled and claims incurred but not reported.  Liability for unpaid claims and CAE are estimated based upon American National’s historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated salvage and subrogation.  The effects of changes in such estimated liability are included in the consolidated results of operations in the period in which the changes occur.

Activities in the liability for unpaid claims and CAE (“claims”) are shown below (in thousands):

	2011	2010	2009

Balance at January 1	$1,210,126	$1,214,996	$1,310,777
Less reinsurance recoverables	222,635	252,502	360,040
Net beginning balance	987,491	962,494	950,737
Incurred related to:
Current	1,119,839	1,205,391	1,189,680
Prior years	(82,523)	(92,366)	(29,810)
Total incurred claims	1,037,316	1,113,025	1,159,870
Paid claims related to:
Current	712,179	741,988	739,400
Prior years	367,543	346,040	408,713
Total paid claims	1,079,722	1,088,028	1,148,113
Net balance	945,085	987,491	962,494
Plus reinsurance recoverables	235,174	222,635	252,502
Unpaid claims balance at December 31	$1,180,259	$1,210,126	$1,214,996

The balances at December 31 are included in policy and contract claims in the consolidated statements of financial position.

The potential uncertainty caused by volatility in loss development profiles is adjusted through the selection of loss development factor patterns for each line of insurance.  The net and gross reserve calculations have shown favorable development for the last several years as a result of favorable loss emergence compared to what was implied by the loss development patterns used in the original estimation of losses in prior years.  Estimates for ultimate incurred claims and CAE attributable to insured events of prior years decreased by approximately $82,523,000 in 2011, $92,366,000 in 2010 and $29,810,000 in 2009.

Incurred but not reported (“IBNR”) claims for life policies are estimated using historical claims information.  We analyze our claims data annually and develop an average IBNR factor, which is applied to paid claims in the current period to reflect estimated claims for which the deaths are not reported until a subsequent period.  In addition, we make an estimate for additional reserves whenever new information becomes available.  Adjustments in IBNR reserves, if any, are reflected in the results of operations during the period when such adjustments are made.  In the fourth quarter of 2011, American National modified its claims processing procedures to utilize data available in the U.S. Social Security Death Master File.  This change was applied on a nationwide basis and resulted in an increase in the IBNR life claims reserve of $26,596,000 as of December 31, 2011.

13.  REINSURANCE

American National reinsures portions of certain life insurance policies, thereby providing a greater diversification of risk and managing exposure on larger risks.  For the issue ages zero to sixty-five, the maximum amount that would be retained by one life insurance company (American National) would be $1,500,000 individual life, $250,000 individual accidental death, $100,000 group life and $125,000 credit life (total $1,975,000).  If individual, group and credit insurance were all in force at the same time, the maximum risk on any one life could be $3,225,000.  For the issue ages sixty-six and over, the maximum amount that would be retained by one life insurance company (American National) would be $700,000 individual life, $250,000 individual accidental death, $100,000 group life and $125,000 credit life (total $1,175,000).  If individual, group and credit insurance were all in force at the same time, the maximum risk on any one life could be $2,425,000.

For the Property and Casualty segment, American National retains the first $1,000,000 of loss per risk. Reinsurance then covers the next $5,000,000 of property and liability losses per risk.  Additional excess property per risk coverage is purchased to cover risks up to $15,000,000, and excess casualty clash coverage is maintained to cover losses up to $50,000,000.  Excess casualty clash covers losses incurred as a result of one casualty event involving multiple policies, excess policy limits, and excess contractual obligations.  Corporate catastrophe coverage is also in place for up to a $500,000,000 event with an additional $50,000,000 for non-California earthquake events.  Catastrophe aggregate reinsurance coverage is also purchased.  This cover provides for $30,000,000 of coverage after $90,000,000 of aggregated catastrophe losses has been reached.  The first $10,000,000 of each catastrophe loss contributes to the $90,000,000 aggregation of losses.  The catastrophe aggregate reinsurance coverage for 2011 was placed at 63.6%.

American National remains primarily liable with respect to any reinsurance ceded, and would bear the entire loss if the reinsurer were to be unable to meet their obligations under any reinsurance treaties.  American National had amounts receivable from reinsurers totaling $405,033,000 and $355,188,000 at December 31, 2011 and 2010, respectively.  Of these amounts, $3,107,000 is the subject of litigation or is in dispute with the reinsurers involved.  Management believes that any dispute that may arise would not have a material impact on American National’s consolidated financial statements.

The amounts in the consolidated financial statements include the impact of reinsurance.  Information regarding the effect of reinsurance is shown below (in thousands):

	Years ended December 31,
	2011	2010	2009

Direct premiums	$1,978,910	$2,095,911	$2,121,061
Reinsurance premiums assumed from other companies	150,130	114,855	192,163
Reinsurance premiums ceded to other companies	(380,428)	(332,858)	(339,200)
Net premiums	$1,748,612	$1,877,908	$1,974,024

Life insurance in-force and related reinsurance amounts are shown below (in thousands):

	December 31,
	2011	2010	2009

Direct life insurance in-force	$69,912,598	$69,318,974	$68,584,383
Reinsurance risks assumed from other companies	244,028	479,528	863,867
Total life insurance in-force	70,156,626	69,798,502	69,448,250
Reinsurance risks ceded to other companies	(31,659,740)	(31,616,049)	(31,347,876)
Net life insurance in-force	$38,496,886	$38,182,453	$38,100,374

14.        NOTES PAYABLE

American National’s real estate holding subsidiaries are partners in certain joint ventures determined to be VIEs that are consolidated in American National’s consolidated financial statements.  The real estate owned through the respective ventures secures notes payable, and American National’s liability for these notes is limited to the amount of its investment in the respective ventures, which totaled $17,959,000 and $21,224,000 at December 31, 2011 and 2010, respectively.  At December 31, 2011, the current portion and the long-term portion of the notes payable to third-party lenders associated with these consolidated VIEs were $46,387,000 and $12,507,000, respectively.  At December 31, 2010, the current portion and long-term portion of the notes payable to third-party lenders associated with these consolidated VIEs were $47,632,000 and $12,508,000, respectively.  The average interest rate on the current portion of the notes payable was 4.25% and 2.75% in 2011 and 2010, respectively.  The long-term portion of the notes payable have interest rates equivalent to adjusted LIBOR plus 1.00% and 2.50% margins.  The average interest rate on the long-term portion of the notes payable was 4.63% and 4.63% in 2011 and 2010, respectively, and will mature in 2016 and 2049.

15.  FEDERAL INCOME TAXES

The federal income tax provisions vary from the amounts computed when applying the statutory federal income tax rate.  A reconciliation of the effective tax rate to the statutory federal income tax rate is shown below (in thousands, except percentages):

	Years ended December 31,
	2011		2010		2009
	Amount	Rate	Amount	Rate	Amount	Rate

Income tax expense on pre-tax income	$88,799	35.0%	$70,918	35.0%	$(3,592)	35.0%
Tax-exempt investment income	(8,071)	(3.2)	(8,852)	(4.4)	(9,336)	91.0
Dividend exclusion	(5,891)	(2.3)	(5,173)	(2.6)	(8,422)	82.0
Miscellaneous tax credits, net	(7,997)	(3.2)	(7,715)	(3.8)	(6,963)	67.8
Other items, net	(6,064)	(2.3)	6,030	3.0	(2,715)	26.5
Total	$60,776	24.0%	$55,208	27.2%	$(31,028)	302.3%

The tax effects of temporary differences that gave rise to the deferred tax assets and liabilities are shown below (in thousands):

	December 31,
	2011	2010
DEFERRED TAX ASSETS:
Investments, principally due to impairment losses	$87,518	$106,445
Investment in real estate and other invested assets
principally due to investment valuation allowances	8,620	9,237
Policyholder funds, principally due to policy reserve discount	235,827	230,496
Policyholder funds, principally due to unearned premium reserve	31,230	31,840
Non-qualified pension	28,503	29,345
Participating policyholders' surplus	35,036	31,180
Pension	63,597	37,759
Commissions and other expenses	8,165	14,085
Tax carryforwards	32,218	26,599
Other assets	7,089	-
Gross deferred tax assets	537,803	516,986

DEFERRED TAX LIABILITIES:
Available-for-sale securities, principally due to net unrealized gains	(189,194)	(195,840)
Investment in bonds, principally due to accrual of discount on bonds	(11,774)	(16,639)
Deferred policy acquisition costs, due to difference between GAAP
and tax amortization methods	(362,308)	(350,981)
Property, plant and equipment, principally due to difference between
GAAP and tax depreciation methods	(7,010)	(5,668)
Other liabilities	-	(1,595)
Gross deferred tax liabilities	(570,286)	(570,723)
Total net deferred tax liability	$(32,483)	$(53,737)

Management believes that a sufficient level of taxable income will be achieved to utilize the deferred tax assets of the companies in the consolidated federal tax return; therefore, no valuation allowance was recorded as of December 31, 2011 or December 31, 2010.  However, if not utilized beforehand, approximately $32,218,000 in ordinary loss tax carryforwards will expire at the end of tax year 2031.

American National maintained a reserve for unrecognized tax benefits in 2008.  The reserve was removed during 2009 because the tax was fully settled.  The reserve was included in the “Other Liabilities” line in the consolidated statements of financial position.  The change in the reserve is shown below (in thousands):

	Years ended December 31,
	2011	2010	2009
Uncertain tax positions
Balance at beginning of year	$-	$-	$1,054
Settlements during the year	-	-	(1,054)
Balance at end of year	$-	$-	$-

American National recognizes interest and penalties related to uncertain tax positions.  Interest and penalties are included in the “Other operating expenses” line in the consolidated statements of operations.  However, no interest expense was incurred as of December 31, 2011, December 31, 2010 or December 31, 2009.  In addition, no provision for penalties was established for uncertain tax positions.
Management does not believe that there are any uncertain tax benefits that could be recognized within the next twelve months that would decrease American National’s effective tax rate.

The statute of limitations for the examination of federal income tax returns by the Internal Revenue Service (“IRS”) for years 2006 to 2010 either has been extended or has not expired.  In the opinion of management, all prior year deficiencies have been paid or adequate provisions have been made for any tax deficiencies that may be upheld.

Approximately $54,620,000 and $33,894,000 in net federal income taxes were paid to the IRS in 2011 and 2010, respectively.  The IRS refunded federal income taxes netting to approximately $46,818,000 in 2009.

16.  COMPONENTS OF COMPREHENSIVE INCOME (LOSS)

The details on the unrealized gains and losses included in comprehensive income (loss), and the related tax effects thereon, are shown below (in thousands):

	Before Federal Income Tax	Federal Income Tax	Net of Federal Income Tax
December 31, 2011
Unrealized holding gains (losses) during the period	$40,644	$14,225	$26,419
Reclassification adjustment for net (gains) losses realized in net income	(59,632)	(20,871)	(38,761)
Unrealized gains (losses) on securities	(18,988)	(6,646)	(12,342)
Adjustment to deferred policy acquisition costs	(4,580)	(1,489)	(3,091)
Unrealized (gains) losses on securities attributable to participating policyholders' interest	(1,772)	(620)	(1,152)
Net unrealized gain (loss)	$(25,340)	$(8,755)	$(16,585)

December 31, 2010
Unrealized holding gains (losses) during the period	$279,566	$97,815	$181,751
Reclassification adjustment for net (gains) losses realized in net income	(48,004)	(16,836)	(31,168)
Unrealized gains (losses) on securities	231,562	80,979	150,583
Adjustment to deferred policy acquisition costs	(52,650)	(18,428)	(34,222)
Unrealized (gains) losses on securities attributable to participating policyholders' interest	(11,315)	(3,960)	(7,355)

Net unrealized gain (loss)	$167,597	$58,591	$109,006

December 31, 2009
Unrealized holding gains (losses) during the period	$699,318	$244,558	$454,760
Reclassification adjustment for net (gains) losses realized in net income	47,503	16,494	31,009
Unrealized gains (losses) on securities	746,821	261,052	485,769
Adjustment to deferred policy acquisition costs	(215,294)	(75,352)	(139,942)
Unrealized (gains) losses on securities attributable to participating policyholders' interest	(20,215)	(7,075)	(13,140)
Cumulative effect of accounting change	77,555	27,144	50,411
Net unrealized gain (loss)	$588,867	$205,769	$383,098

17.	STOCKHOLDERS’ EQUITY AND NONCONTROLLING INTERESTS

Common stock

American National has only one class of common stock with a par value of $1.00 per share and 50,000,000 authorized shares.  The amounts outstanding at the dates indicated are shown below:

	December 31,
	2011	2010	2009
Common stock
Shares issued	30,832,449	30,832,449	30,832,449
Treasury shares	(4,011,165)	(4,011,472)	(4,012,283)
Restricted shares	(261,334)	(261,334)	(261,334)
Unrestricted outstanding shares	26,559,950	26,559,643	26,558,832
Stock-based compensation

American National has one stock-based compensation plan, which allows for grants of Non-Qualified Stock Options, Stock Appreciation Rights (“SAR”), Restricted Stock (“RS”) Awards, Restricted Stock Units (“RSU”), Performance Awards, Incentive Awards or any combination of these.  The number of shares available for grants under the plan cannot exceed 2,900,000 shares, and no more than 200,000 shares may be granted to any one individual in any calendar year.

RS Awards entitle the participant to full dividend and voting rights.  Unvested shares are restricted as to disposition, and are subject to forfeiture under certain circumstances.  Compensation expense is recognized over the vesting period.  The restrictions on these awards lapse after 10 years, and feature a graded vesting schedule in the case of the retirement of an award holder.  Restricted stock has been granted, with a total of 340,334 shares granted at an exercise price of zero, of which 261,334 shares are unvested.  The compensation expense recorded was $2,688,000 in 2011, $2,695,000 in 2010 and $3,733,000 in 2009.

The SARs give the holder the right to cash compensation based on the difference between the price of a share of stock on grant date and the price on the exercise date.  The SARs vest at a rate of 20% per year for 5 years and expire 5 years after the vesting period.  American National uses the Black-Scholes option pricing model to calculate the fair value and compensation expense for SARs.  The fair value of the SARs was $10,000 and $17,000 at December 31, 2011 and 2010, respectively.  A credit to compensation expense was recorded totaling $7,000 in 2011 and $1,388,000 in 2010 while a charge to compensation expense of $1,997,000 was recorded in 2009.

RSUs are awarded as part of American National’s incentive compensation plan.  In 2011, RSUs were also awarded as part of the Board of Directors compensation.  The RSUs are converted to American National’s common stock on a one-for-one basis subject to a two-year cliff or three-year graded vesting requirement, depending on the grant date.  These awards result in compensation expense to American National over the vesting period.  Compensation expense was recorded totaling $1,873,000 and $520,000 for the years ended December 31, 2011 and 2010, respectively.

SAR, RS and RSU information for the periods indicated is shown below:

	SAR Shares	SAR Weighted-Average Grant Date Fair Value	RS Shares	RS Weighted-Average Grant Date Fair Value	RS Units	RSU Weighted-Average Grant Date Fair Value
Outstanding at January 1, 2009	189,532	$107.44	339,001	$92.60	-	$-
Granted	2,999	66.76	1,333	40.85	-	-
Exercised	(18,184)	92.50	(79,000)	57.39	-	-
Forfeited	(12,898)	105.46	-	-	-	-
Outstanding at December 31, 2009	161,449	108.53	261,334	102.98	-	-
Granted	2,411	109.62	-	-	10,230	109.29
Exercised	(9,533)	95.08	-	-	(811)	109.29
Forfeited	(7,100)	113.55	-	-	-	-
Expired	(2,500)	90.86	-	-	-	-
Outstanding at December 31, 2010	144,727	109.40	261,334	102.98	9,419	109.29
Granted	-	-	-	-	61,481	79.63
Exercised	(133)	66.76	-	-	(480)	79.63
Forfeited	(4,358)	115.63	-	-	(854)	86.47
Expired	(13,467)	101.39	-	-	-	-
Outstanding at December 31, 2011	126,769	110.08	261,334	102.98	69,566	83.56

The weighted-average contractual remaining life for the 126,769 SAR shares outstanding as of December 31, 2011, is 1.6 years.  The weighted-average exercise price, which is the same with the weighted-average grant date fair value above, for these shares is $110.08 per share.  Of the shares outstanding, 91,855 are exercisable at a weighted-average exercise price of $108.94 per share.

The weighted-average contractual remaining life for the 261,334 RS shares outstanding as of December 31, 2011, is 5.2 years.  The weighted-average price at the date of grant for these shares is $102.98 per share.  None of the shares outstanding were exercisable.

The weighted-average contractual remaining life for the 69,566 RSUs authorized as of December 31, 2011, is 2.1 years.  The weighted-average price at the date of grant for these units is $83.56 per share. None of the authorized units were exercisable.

Earnings (loss) per share

Basic earnings (losses) per share were calculated using a weighted-average number of shares outstanding of 26,559,886 at December 31, 2011, 26,559,035 at December 31, 2010 and 26,528,832 for 2009.  The Restricted Stock resulted in diluted earnings per share as follows for 2011, 2010 and 2009.

	Years ended December 31,
	2011	2010	2009

Weighted average shares outstanding	26,559,886	26,559,035	26,528,832
Incremental shares from restricted stock	153,332	128,123	68,644
Total shares for diluted calculations	26,713,218	26,687,158	26,597,476

Net income (loss) from continuing operations attributable to
American National Insurance Company and Subsidiaries	$192,248,000	$145,301,000	$17,006,000
Net income (loss) from discontinued operations	-	(1,275,000)	(1,381,000)
Net income (loss) attributable to American National
Insurance Company and Subsidiaries	$192,248,000	$144,026,000	$15,625,000

Basic earnings (loss) per share from continued operations	$7.24	$5.47	$0.64
Basic earnings (loss) per share from discontinued operations	-	(0.05)	(0.05)

Basic earnings (loss) per share	$7.24	$5.42	$0.59

Diluted earnings (loss) per share from continued operations	$7.20	$5.45	$0.64
Diluted earnings (loss) per share from discontinued operations	-	(0.05)	(0.05)

Diluted earnings (loss) per share	$7.20	$5.40	$0.59

Dividends

American National Insurance Company’s payment of dividends to stockholders is restricted by statutory regulations.  The restrictions require life insurance companies to maintain minimum amounts of capital and surplus, and in the absence of special approval, limit the payment of dividends to the greater of statutory net gain from operations on an annual, non-cumulative basis, or 10% of statutory surplus. Additionally, insurance companies are not permitted to distribute the excess of stockholders’ equity, as determined on a GAAP basis over that determined on a statutory basis.  At December 31, 2011 and 2010 American National Insurance Company’s statutory capital and surplus was $2,000,551,000 and $1,954,149,000, respectively.

The same restrictions on amounts that can transfer in the form of dividends, loans, or advances to the parent company apply to American National’s insurance subsidiaries.  Dividends received by the parent company from its non-insurance subsidiaries amounted to zero in 2011, $13,803,000 in 2010, and $5,000,000 in 2009.

At December 31, 2011, approximately $1,436,489,000 of American National’s consolidated stockholders’ equity represents net assets of its insurance subsidiaries, compared to approximately $1,396,736,000 at December 31, 2010.  Any transfer of these net assets to American National Insurance Company would be subject to statutory restrictions and approval.

Noncontrolling interests

American National County Mutual Insurance Company (County Mutual) is a mutual insurance company that is owned by its policyholders.  County Mutual has a management agreement that effectively gives complete control of County Mutual to American National.  As a result, County Mutual is included in the consolidated financial statements of American National.  The interests that the policyholders of County Mutual have in the financial position of County Mutual are reflected as noncontrolling interest totaling $6,750,000 at December 31, 2011 and 2010.

American National’s wholly-owned subsidiary, ANTAC, Inc., is a partner in various joint ventures.  ANTAC exercises significant control or ownership of certain of these joint ventures, resulting in their consolidation into the American National consolidated financial statements.  As a result of the consolidation, the interest of the other partners of the joint ventures is shown as noncontrolling interests.  Noncontrolling interests were a net liability of $6,197,000 in 2011 and a deficit of $2,708,000 in 2010.

In 2011, American National increased its ownership interest with one of its consolidated joint ventures.  The effect of the change in ownership interest on American National’s equity is as shown below (in thousands):

	December 31,
	2011	2010	2009

Net Income attrubtable to American National	$192,248	$144,026	$15,625

Transfers to the noncontrolling interest
Decrease in American National's paid-in capital
for purchase of 18% additional interest	(19,733)	-	-
Decrease in American National's retained earnings
for purchase of 18% additional interest	(3,326)	-	-

Net transfers to noncontrolling interest	(23,059)	-	-

Change from net income attributable to American National
and transfers to noncontrolling interest	$169,189	$144,026	$15,625

18.  SEGMENT INFORMATION

American National is engaged principally in the insurance business.  Management organizes the business into five operating segments:

•
The Life segment markets whole, term, universal, indexed and variable life insurance on a national basis primarily through career and multiple-line agents, as well as through direct marketing channels.

•
The Annuity segment offers fixed, indexed, and variable annuity products.  These products are primarily sold through independent agents, brokers, and financial institutions, along with multiple-line and career agents.

•
The Health segment’s primary lines of business are Medicare Supplement, stop loss, other supplemental health products and credit disability insurance.  Health products are typically distributed through independent agents and managing general underwriters.

•	The Property and Casualty segment writes personal, commercial and credit-related property insurance. These products are primarily sold through multiple-line agents and independent agents.

•	The Corporate and Other business segment consists of net investment income on the investments not allocated to the insurance segments and the operations of non-insurance lines of business.

The accounting policies of the segments are the same as those referred to in Note 2.  Many of the principal factors that drive the profitability of each operating segment are separate and distinct.  All income and expense amounts specifically attributable to policy transactions are recorded directly to the appropriate operating segment.  Income and expenses not specifically attributable to policy transactions are allocated to each segment as follows:

•	Recurring income from bonds and mortgage loans is allocated based on the funds accumulated by each line of business at the average yield available from these assets.

•
Net investment income from all other assets is allocated to the insurance segments in accordance with the amount of equity allocated to each segment, with the remainder recorded in the Corporate and Other business segment.

•	Expenses are allocated based upon various factors, including premium and commission ratios within the respective operating segments.

•	Realized gains or losses on investments and equity in earnings of unconsolidated affiliates are allocated to the Corporate and Other business segment.
Beginning in 2011, American National discontinued the allocation of a “default charge” to its segments to improve the comparability for measuring business results between segments and between periods.  This default charge represented compensation to the Corporate and Other business segment for the risk it assumed for realized investment losses through a charge to the insurance segments.  Allocation of such charge was reducing the amount of net investment income allocated to those insurance segments.  Net investment income of each business segment in the prior year was reclassified to be comparable with the current year’s measurement basis.

Segment operating income provides pertinent and advantageous information to investors, as it represents the basis on which American National’s business performance is internally assessed by its chief operating decision makers.

The following tables summarize results of operations by operating segments (in thousands):

	Year ended December 31, 2011
	Life	Annuity	Health	Property & Casualty	Corporate & Other	TOTAL
Premiums and Other Revenues:
Premiums	$277,724	$94,753	$231,793	$1,144,342	$-	$1,748,612
Other policy revenues	174,406	15,088	-	-	-	189,494
Net investment income	238,275	577,707	13,413	72,071	66,699	968,165
Other income	3,301	250	13,356	6,003	2,980	25,890
Total operating revenues	693,706	687,798	258,562	1,222,416	69,679	2,932,161
Realized gains (losses) on investments	-	-	-	-	90,866	90,866
Total premiums and other revenues	693,706	687,798	258,562	1,222,416	160,545	3,023,027

Benefits, Losses and Expenses:
Policyholder benefits	344,328	135,735	-	-	-	480,063
Claims incurred	-	-	159,289	873,208	-	1,032,497
Interest credited to policyholders' account balances	60,494	344,589	-	-	-	405,083
Commissions for acquiring and servicing policies	88,300	94,851	25,808	221,351	-	430,310
Other operating expenses	173,619	72,325	47,169	124,336	45,021	462,470
Change in deferred policy acquisition costs	(3,777)	(29,554)	9,144	(16,920)	-	(41,107)
Total benefits, losses and expenses	662,964	617,946	241,410	1,201,975	45,021	2,769,316

Income (loss) from continuing operations before federal income taxes, and equity in losses of unconsolidated affiliates

	$30,742	$69,852	$17,152	$20,441	$115,524	$253,711

Selected Data
Total Assets	$5,112,799	$11,592,318	$520,582	$2,295,493	$3,003,064	$22,524,256

	Year ended December 31, 2010
	Life	Annuity	Health	Property & Casualty	Corporate & Other	TOTAL
Premiums and Other Revenues:
Premiums	$282,160	$174,193	$263,294	$1,158,261	$-	$1,877,908
Other policy revenues	170,729	15,076	-	-	-	185,805
Net investment income	234,905	535,581	15,492	72,620	53,317	911,915
Other income	3,547	607	10,384	5,778	3,175	23,491
Total operating revenues	691,341	725,457	289,170	1,236,659	56,492	2,999,119
Realized gains (losses) on investments	-	-	-	-	74,062	74,062
Total premiums and other revenues	691,341	725,457	289,170	1,236,659	130,554	3,073,181

Benefits, Losses and Expenses:
Policyholder benefits	294,177	205,948	-	-	-	500,125
Claims incurred	-	-	184,554	923,736	-	1,108,290
Interest credited to policyholders' account balances	59,149	333,970	-	-	-	393,119
Commissions for acquiring and servicing policies	91,165	95,701	35,263	224,334	-	446,463
Other operating expenses	178,619	71,298	49,634	124,410	38,695	462,656
Change in deferred policy acquisition costs	(1,963)	(44,569)	4,886	1,551	-	(40,095)
Total benefits, losses and expenses	621,147	662,348	274,337	1,274,031	38,695	2,870,558

Income (loss) from continuing operations before federal income taxes, and equity in losses of unconsolidated affiliates

	$70,194	$63,109	$14,833	$(37,372)	$91,859	$202,623

Selected Data
Total Assets	$4,968,385	$10,672,524	$558,970	$2,439,349	$2,808,969	$21,448,198

	Year ended December 31, 2009
	Life	Annuity	Health	Property & Casualty	Corporate & Other	TOTAL
Premiums and Other Revenues:
Premiums	$284,530	$220,284	$309,701	$1,159,509	$-	$1,974,024
Other policy revenues	164,748	14,756	-	-	-	179,504
Net investment income	233,505	471,192	16,564	71,368	47,148	839,777
Other income	2,720	373	10,382	5,112	2,704	21,291
Total operating revenues	685,503	706,605	336,647	1,235,989	49,852	3,014,596
Realized gains (losses) on investments	-	-	-	-	(73,855)	(73,855)
Total premiums and other revenues	685,503	706,605	336,647	1,235,989	(24,003)	2,940,741

Benefits, Losses and Expenses:
Policyholder benefits	297,719	249,709	-	-	-	547,428
Claims incurred	-	-	239,407	923,064	-	1,162,471
Interest credited to policyholders' account balances	58,983	311,580	-	-	-	370,563
Commissions for acquiring and servicing policies	91,968	107,053	51,717	207,251	-	457,989
Other operating expenses	185,048	63,497	62,134	124,266	41,220	476,165
Change in deferred policy acquisition costs	1,536	(62,013)	5,017	(8,151)	-	(63,611)
Total benefits, losses and expenses	635,254	669,826	358,275	1,246,430	41,220	2,951,005

Income (loss) from continuing operations before federal income taxes, and equity in losses of unconsolidated affiliates

	$50,249	$36,779	$(21,628)	$(10,441)	$(65,223)	$(10,264)

Selected Data
Total Assets	$4,875,165	$9,683,972	$613,539	$2,066,477	$2,910,354	$20,149,507

19.  PENSION AND POSTRETIREMENT BENEFITS

Pension benefits

American National and its subsidiaries have one active, tax-qualified, defined-benefit pension plan, one inactive plan and three nonqualified defined benefit pension plans.  The active plan has three separate noncontributory programs.  One of the programs covers Career Sales and Service Division agents and managers.  The other two programs cover salaried and management employees and corporate clerical employees subject to a collective bargaining agreement.  The program covering salaried and management employees provides pension benefits that are based on years of service and the employee’s compensation during the five years before retirement.  The programs covering hourly employees and agents generally provide benefits that are based on the employee’s career average earnings and years of service.

The inactive tax-qualified defined-benefit pension plan covers employees of the Farm Family companies hired prior to January 1, 1997.  Effective January 1, 1997, benefits through this plan were frozen, and no new participants have been added.  American National also sponsors for key executives three non-tax-qualified pension plans that restore benefits that would otherwise be curtailed by statutory limits on qualified plan benefits.

Amounts recognized in the consolidated statements of financial position consist of (in thousands):

	2011	2010
Reconciliation of benefit obligation:
Obligation at January 1,	$395,173	$360,374
Service cost benefits earned during period	14,082	12,937
Interest cost on projected benefit obligation	21,260	20,884
Actuarial gain	73,671	17,652
Benefits paid	(22,752)	(16,674)
Obligation at December 31,	481,434	395,173
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1,	212,807	184,500
Actual return on plan assets	5,365	20,559
Employer contributions	34,547	24,422
Benefits paid	(22,752)	(16,674)
Fair value of plan assets at December 31,	229,967	212,807
Funded status at December 31,	$(251,467)	$(182,366)

The components of the combined net periodic benefit cost for the defined benefit pension plans are shown below (in thousands):

	Years ended December 31,
	2011	2010	2009

Service cost	$14,082	$12,937	$11,163
Interest cost	21,260	20,884	20,319
Expected return on plan assets	(17,152)	(15,637)	(13,736)
Amortization of prior service cost	-	2,324	3,469
Amortization of net gain	8,609	7,713	9,134
Net periodic benefit cost	$26,799	$28,221	$30,349

Amounts related to the defined benefit pension plans recognized as a component of other comprehensive income (loss) are shown below (in thousands):

	Years ended December 31,
	2011	2010	2009

Prior service cost	$-	$2,324	$3,469
Net actuarial gain (loss)	(76,849)	(4,969)	4,909
Deferred tax benefit (expense)	26,897	926	(2,932)
Other comprehensive income (loss), net of tax	$(49,952)	$(1,719)	$5,446

The estimated net loss and prior service cost for the plan that will be amortized out of accumulated other comprehensive income into the net periodic benefit cost over the next fiscal year are $16,910,000 and $0, respectively.  Amounts recognized as a component of accumulated other comprehensive income (loss) that have not been recognized as a component of the combined net periodic benefit cost of the defined benefit pension plans, are shown below (in thousands):

	Years ended December 31,
	2011	2010

Net actuarial loss	$(177,669)	$(100,820)
Deferred tax benefit	62,184	35,287
Amounts included in accumulated other comprehensive income (loss)	$(115,485)	$(65,533)

The weighted average assumptions used in the measurement of American National's benefit obligation are shown below:

	Used for Net	Used for Benefit
	Benefit Cost in Fiscal Year	Obligations
	1/1/2011 to 12/31/2011	as of 12/31/2011

Discount rate	5.34%	4.19%
Rate of compensation increase	3.78	3.74
Long-term rate of return	7.65	7.67

American National’s funding policy for the pension plans is to make annual contributions in accordance with the minimum funding standards of the Employee Retirement Income Security Act of 1974.  The unfunded plans will be funded out of general corporate assets when necessary.  American National contributed $34,547,000, $24,422,000, and $24,929,000 to the qualified pension plan in 2011, 2010 and 2009, respectively.  American National and its affiliates expect to contribute $25,300,000 to its qualified pension plan in fiscal year 2012.

The following table shows pension benefit payments, which reflect expected future service as appropriate, that are expected to be paid (in thousands):

		Pension Benefit Payments

	2012	$25,442
	2013	20,375
	2014	26,592
	2015	24,742
	2016	25,853
2017-	2020	154,792

The fair values of American National’s pension plan assets by asset category are shown below (in thousands):

	December 31, 2011
		Quoted Prices in	Significant
		Active Markets for	Observable
		Identical Assets	Inputs
	Total	(Level 1)	(Level 2)
Asset Category
Corporate debt securities	$65,390	$-	$65,390
Residential mortgage-backed securities	201	-	201
Equity securities by sector:
Consumer goods	29,849	29,849	-
Energy	12,949	12,949	-
Finance	16,856	16,856	-
Healthcare	13,913	13,913	-
Industrials	10,442	10,442	-
Information technology	17,764	17,764	-
Materials	2,745	2,745	-
Telecom services	6,033	6,033	-
Utilities	8,359	8,359	-
Other	21	21	-
Commercial paper	41,469	-	41,469
Money market	46	46	-
Unallocated group annuity contract	3,225	-	3,225
Contribution receivable	196	196	-
Other	509	509	-
Total	$229,967	$119,682	$110,285

American National utilizes third-party pricing services to estimate fair value measurements of their pension plan assets.  Refer to Note 7 for further information concerning the valuation methodologies and related inputs utilized by the third-party pricing services.  The pension plans have no level 3 assets.

The Corporate debt securities category represents investment grade bonds of U.S and foreign issuers from diverse industries, with a maturity of 1 to 30 years.  Foreign bonds acquired by American National must be investment grade, denominated and payable in U.S. dollars, and in the aggregate shall not exceed 20% of the bond portfolio without approval of American National’s Finance Committee.  Residential mortgage-backed securities represents asset-backed securities with a maturity date 1 to 30 years with a rating of NAIC 1 or 2.

Equity portfolio managers are allowed to choose the degree of concentration in various issues and industry sectors for the equity securities.  However, the initial purchase of a single company should not exceed 5% of the equity portfolio market value.  Permitted securities are those listed on the New York Stock Exchange, the American Stock Exchange, principal regional exchanges and in over-the-counter securities for which there is an active market providing ready marketability of the specific security.

The commercial paper category represents investments with a credit rating of A-2 Moody’s or P-2 by Standard & Poor’s with at least BBB rating on the issuer’s outstanding debt, or selected issuers with no outstanding debt.

The investment policy for the qualified retirement plan assets is designed to provide the highest return possible commensurate with sound and prudent underwriting practices.  The investment diversification goals are to have investments in cash and cash equivalents as necessary for liquidity,  debt securities up to 100% and equity securities up to 60% of the total invested plan assets.  The amount invested in any particular investment is limited based on credit quality, and no single investment is allowed to be more than 5% of the total invested assets.

The overall expected long-term rate of return on assets assumption is based upon a building-block method, whereby the expected rate of return on each asset class is broken down into three components: (1) inflation, (2) the real risk-free rate of return (i.e., the long-term estimate of future returns on default-free U.S. government securities), and (3) the risk premium for each asset class (i.e., the expected return in excess of the risk-free rate).  All three components are based primarily on historical data.

While the precise expected return derived using the above approach will fluctuate somewhat from year to year, American National’s policy is to hold this long-term assumption constant as long as it remains within a reasonable tolerance from the derived rate.

Postretirement life and health benefits

American National provides certain health and/or dental benefits to retirees.  Participation in these plans is limited to current retirees and their dependents who met certain age and length of service requirements as of December 31, 1993.  No new participants will be added to these plans in the future.

The primary retiree health benefit plan provides major medical benefits for participants under the age of 65 and Medicare Supplemental benefits for those over 65.  Prescription drug benefits are provided to both age groups.  The plan is contributory, with American National’s contribution limited to $80 per month for retirees and spouses under the age of 65 and $40 per month for retirees and spouses over the age of 65.  All additional contributions necessary, over the amount to be contributed by American National, are to be contributed by the retirees.

The accrued postretirement benefit obligation, included in the liability for retirement benefits, was $6,135,000 and $5,087,000 at December 31, 2011 and 2010, respectively.  These amounts were approximately equal to the unfunded accumulated postretirement benefit obligation.  Since American National’s contributions to the cost of the retiree benefit plans are fixed, the health care cost trend rate will have no effect on the future expense or the accumulated postretirement benefit obligation.  Under American National’s various group benefit plans for active employees, life insurance benefits are provided upon retirement for eligible participants who meet certain age and length of service requirements.

Savings plans

In addition to the defined benefit pension plans, American National sponsors one defined contribution plan for all employees excluding those of the Farm Family companies, and an incentive savings plan for employees of the Farm Family companies.  The defined contribution plan (401(k) plan) allows employees to contribute up to the maximum allowable amount as determined by the IRS.  American National does not contribute to the defined contribution plan.  Company contributions are made under the incentive savings plan for the Farm Family companies, with a discretionary portion based on the profits earned by the Farm Family companies.  The expense associated with this plan was $1,800,000 for 2011, $1,588,000 for 2010, and $1,441,000 for 2009.

20.  COMMITMENTS AND CONTINGENCIES

Commitments

American National and its subsidiaries lease insurance sales office space in various cities.  The remaining long-term lease commitments at December 31, 2011, were approximately $3,880,000.

In the ordinary course of operations, American National had commitments outstanding at December 31, 2011, to purchase, expand or improve real estate, to fund mortgage loans, and to purchase other invested assets aggregating to $242,643,000, of which $217,851,000 is expected to be funded in 2012.  The remaining balance of $24,792,000 will be funded in 2013 and beyond.  As of December 31, 2011, all of the mortgage loan commitments have fixed interest rates.

In September 2011, American National renewed a previous $100,000,000 short-term variable rate borrowing facility containing a $55,000,000 subfeature for the issuance of letters of credit.  The renewal contained a slight modification to duration from a mid-month to quarter-end expiration.  Borrowings under the facility are at the discretion of the lender and would be used only for funding American National’s working capital requirements.  The combination of borrowings and outstanding letters of credit cannot exceed $100,000,000 at any time.  As of December 31, 2011 and December 31, 2010, the outstanding letters of credit were $31,716,000 and $37,452,000, respectively, and there were no borrowings on this facility to meet liquidity requirements.  This facility expires on September 30, 2012.  American National expects it will be renewed on substantially equivalent terms upon expiration.

Guarantees

In the normal course of business, American National has guaranteed bank loans for customers of a third-party marketing operation.  The bank loans are used to fund premium payments on life insurance policies issued by American National.  The loans are secured by the cash values of the life insurance policies.  If the customer were to default on the bank loan, American National would be obligated to pay off the loans.  As the cash values of the life insurance policies always equals or exceeds the balance of the loans, management does not foresee any loss on these guarantees.  The total amount of the guarantees outstanding as of December 31, 2011, was approximately $206,513,000, while the total cash values of the related life insurance policies was approximately $210,702,000.

Litigation

During 2011, American National negotiated a settlement agreement with Plaintiff in a putative class action lawsuit, Rand v. American National Insurance Company (U.S. District Court for the Northern District of California, filed February 12, 2009).  During the quarter ended March 31, 2011, American National reserved $12,000,000 for this settlement agreement.  The Court reviewed the settlement agreement terms and entered an Order of Preliminary Approval and ordered notice to go to the parties.  In September of 2011, the Court entered an Order Finally Approving the Settlement and entered Final Judgment on the case.  American National is in the final stages of completing administration of the settlement pursuant to the terms of the settlement agreement.

American National and certain subsidiaries are also defendants in various other lawsuits concerning alleged failure to honor certain loan commitments, alleged breach of certain agency and real estate contracts, various employment matters, allegedly deceptive insurance sales and marketing practices, and other litigation arising in the ordinary course of operations.  Certain of these lawsuits include claims for compensatory and punitive damages.  We have provided accruals for these items to the extent we deem the losses probable and reasonably estimable.  After reviewing these matters with legal counsel, management is of the opinion that the ultimate resultant liability, if any, would not have a material adverse effect on American National’s consolidated financial position or results of operations.  However, these lawsuits are in various stages of development, and future facts and circumstances could result in management’s changing its conclusions.

In addition, it should be noted that the frequency of large damage awards, which bear little or no relation to the economic damages incurred by plaintiffs in some jurisdictions, continue to create the potential for an unpredictable judgment in any given lawsuit.  It is possible that, if the defenses in these lawsuits are not successful, and the judgments are greater than management can anticipate, the resulting liability could have a material impact on the consolidated financial results.

21.  RELATED PARTY TRANSACTIONS

American National has entered into recurring transactions and agreements with certain related parties as a part of its ongoing operations.  These include mortgage loans, management contracts, agency commission contracts, marketing agreements, accident and health insurance contracts and legal services.  The impact on the consolidated financial statements of the significant related party transactions for the periods indicated, is shown below (in thousands):

				Amount due to/(from)
		Dollar Amount of Transactions		American National
		Years ended December 31,		December 31,
Related Party	Financial Statement Line Impacted	2011	2010	2011	2010

Gal-Tex Hotel Corporation	Mortgage loans on real estate	$993	$924	$9,957	$10,951
Gal-Tex Hotel Corporation	Net Investment Income	761	831	60	66
Greer, Herz and Adams, LLP	Other operating costs and expenses	7,377	10,785	(198)	(251)

Mortgage Loans to Gal-Tex Hotel Corporation (“Gal-Tex”): The Moody Foundation and the Libbie Shearn Moody Trust own 34.0% and 50.2%, respectively, of Gal-Tex Hotel Corporation (“Gal-Tex”).  The Moody Foundation and the Libbie Shearn Moody Trust also own approximately 22.9% and 37.1%, respectively, of American National.  American National held a first mortgage loan issued to Gal-Tex secured by hotel property in San Antonio, Texas.  This loan was originated in 1999, had a balance of $9,957,000 as of December 31, 2011, has a current interest rate of 7.30%, and has a final maturity date of April 1, 2019.  This loan is current as to principal and interest payments.

Transactions with Greer, Herz & Adams, L.L.P.: Irwin M. Herz, Jr. is one of American National’s advisory directors and a Partner with Greer, Herz Adams, L.L.P., which serves as American National’s General Counsel.

22.  DISCONTINUED OPERATIONS

On December 31, 2010, American National sold its wholly-owned broker-dealer subsidiary, Securities, Management & Research, Inc. (“SM&R”), to a third-party financial services corporation.  The sale qualified for discontinued operations accounting and accordingly, the results of operations for this subsidiary are presented as discontinued operations in American National’s consolidated statements of operations for all periods presented.  The sale resulted in a $1 million loss before taxes for the year-ended 2010, which is presented as “Loss on sale” in the table below.  SM&R had previously been a component of the Corporate and Other segment.

The following table summarizes income (loss) from discontinued operations:

	Years ended December 31,
	2010	2009

Revenues:
Net investment income	$145	$328
Realized investment gains (losses)	847	(1,842)
Other Income	9,919	12,843

Total revenues	10,911	11,329

Expenses
Other operating expenses	11,911	13,489

Total expenses	11,911	13,489

Income (loss) from discontinued operations	(1,000)	(2,160)

Loss on sale	(1,000)	-

Income (loss) from discontinued operations before income tax	(2,000)	(2,160)

Income tax expense (benefit)	(725)	(779)

Income (loss) from discontinued operations, net of tax	$(1,275)	$(1,381)

Cash flows related to discontinued operations have been combined with cash flows from continuing operations within each category of the consolidated statements of cash flows, the effect of which is immaterial to all periods presented.

23.  SELECTED QUARTERLY FINANCIAL DATA

The unaudited selected quarterly financial data is shown below (in thousands, except per share data):

	Three months ended
	March 31,		June 30,		September 30,		December 31,
	2011	2010	2011	2010	2011	2010	2011	2010

Total premiums and other revenues	$751,873	$749,718	$761,780	$745,533	$732,710	$793,039	776,664	$784,891
Total benefits, losses and expenses	689,141	707,349	723,646	717,723	657,617	713,405	698,912	732,081
Income (loss) from continuing operations before federal income
tax and equity in earnings of unconsolidated affiliates	62,732	42,369	38,134	27,810	75,093	79,634	77,752	52,810
Provision (benefit) for federal income taxes	16,898	10,016	4,831	3,307	19,054	31,257	19,993	10,628
Equity in earnings (losses) of unconsolidated affiliates, net of tax	1,861	7	(2,099)	62	3,077	(144)	(2,488)	(3,094)
Income (loss) from continuing operations	47,695	32,360	31,204	24,565	59,116	48,233	55,271	39,088
Income (loss) from discontinued operations, net of tax	-	223	-	1,778	-	(513)	-	(2,763)
Net income (loss)	47,695	32,583	31,204	26,343	59,116	47,720	55,271	36,325
Net income (loss) attributable to noncontrolling interest	(787)	(2,195)	1,146	(279)	1,547	664	(868)	755
Net income (loss) attributable to American National Insurance
Company and subsidiaries	48,482	34,778	30,058	26,622	57,569	47,056	56,139	35,570

Earnings (loss) per share attributable to American National
Insurance Company and subsidiaries:
Basic	1.83	1.31	1.13	1.00	2.17	1.77	2.11	1.34
Diluted	1.82	1.30	1.13	1.00	2.15	1.76	2.10	1.33

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
(in thousands)

	December 31, 2011
			Amount at Which
			Shown in the
			Consolidated
	Cost or	Estimated	Statement of
Type of Investment	Amortized Cost (1)	Fair Value	Financial Position

Fixed maturities:
Bonds held-to-maturity:
U.S.treasury and other U.S. government
corporations and agencies	$13,704	$13,897	$13,704
States of the U.S. and political subdivisions of the states	405,526	437,792	405,526
Foreign governments	29,044	34,022	29,044
Corporate debt securities	8,011,901	8,550,744	8,011,901
Residential mortgage-backed securities	714,659	761,447	714,659
Commercial mortgage-backed securities	31,341	11,183	31,341
Collateralized debt securities	7,134	6,116	7,134
Other debt securities	38,663	42,490	38,663
Bonds available-for-sale:
U.S.treasury and other U.S. government
corporations and agencies	11,930	13,086	13,086
States of the U.S. and political subdivisions of the states	579,008	618,848	618,848
Foreign governments	5,000	7,435	7,435
Corporate debt securities	3,316,083	3,505,146	3,505,146
Residential mortgage-backed securities	191,832	202,721	202,721
Collateralized debt securities	17,636	19,077	19,077
Other debt securities	14,121	15,294	15,294
Total fixed maturity securities	13,387,582	14,239,298	13,633,579

Equity securities:
Common stocks
Consumer goods	156,331	215,986	215,986
Energy and utilities	114,037	172,581	172,581
Finance	108,526	138,605	138,605
Healthcare	81,594	118,058	118,058
Industrials	56,398	90,513	90,513
Information technology	118,743	170,025	170,025
Materials	14,449	21,281	21,281
Telecommunication services	29,646	41,858	41,858
Preferred stock	30,955	37,173	37,173
Total equity securities	710,679	1,006,080	1,006,080

Other Investments
Mortgage loans on real estate, net of allowance	2,925,482	3,044,375	2,925,482
Investment real estate, net of accumulated depreciation	459,221	-	459,221
Real estate acquired in satisfaction of debt	11,001	-	11,001
Policy loans	393,195	393,195	393,195
Options	65,188	65,188	65,188
Other long-term investments	44,326	-	44,326
Short-term investments	345,330	345,330	345,330
Total other investments	4,243,743	3,848,088	4,243,743

Total investments	$18,342,004	$19,093,466	$18,883,402

(1) Original cost of equity securities and, as to fixed maturity securities, original cost reduced by repayments and valuation write-downs and adjusted for amortization of premiums or accrual of discounts.

See accompanying Report of Independent Registered Public Accounting Firm.

AMERICAN NATIONAL INSURANCE COMPANY (Parent Company Only)
SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT
(In thousands)

	Years ended December 31,
Condensed Statements of Operations	2011	2010	2009

Revenues
Premium and policy revenue	$654,854	$735,727	$812,007
Net investment income	816,205	760,630	692,993
Realized gain (loss) on investments	24,029	46,561	(9,047)
Other-than-temporary impairments	(559)	(43)	(21,113)
Other income	9,896	8,207	7,637
Total revenues	1,504,425	1,551,082	1,482,477

Expenses
Policy benefits	472,107	505,916	596,729
Other operating costs and expenses	847,467	826,333	806,874
Total expenses	1,319,574	1,332,249	1,403,603

Income (loss) from continuing operations before federal income
tax, and equity in earnings (losses) of unconsolidated affiliates and subsidiaries	184,851	218,833	78,874

Provision (benefit) for federal income taxes	64,094	78,823	26,698
Equity in earnings (losses) of unconsolidated affiliates and subsidiaries, net of tax	71,491	4,016	(36,551)

Net income (loss)	$192,248	$144,026	$15,625

The condensed financial statements should be read in conjunction with the consolidated financial statements and notes therein.
See accompanying Report of Independent Registered Public Accounting Firm.

AMERICAN NATIONAL INSURANCE COMPANY (Parent Company Only)
SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT
(In thousands)

	December 31,
Condensed Statements of Financial Position	2011	2010

Assets
Fixed maturity securities	$10,384,179	$9,545,996
Equity securities	32,675	43,072
Mortgage loans on real estate, net of allowance	2,910,753	2,708,023
Other invested assets	1,629,283	1,739,574
Investment in subsidiaries	1,741,502	1,704,346
Deferred policy acquisition costs	1,087,001	1,040,332
Separate account assets	747,867	780,563
Other assets	663,678	641,686
Total assets	19,196,938	18,203,592

Liabilities
Policyholder funds	2,785,372	2,860,340
Policy account balances	10,777,128	9,810,671
Separate account liabilities	747,867	780,563
Other liabilities	1,229,535	1,119,367
Total liabilities	15,539,902	14,570,941

Shareholders' equity
Common stock	30,832	30,832
Additional paid-in capital	-	15,190
Accumulated other comprehensive income	158,470	225,212
Retained earnings	3,566,224	3,459,911
Treasury stock at cost	(98,490)	(98,494)
Total stockholders' equity	3,657,036	3,632,651

Total liabilities and stockholders' equity	$19,196,938	$18,203,592

The condensed financial statements should be read in conjunction with the consolidated financial statements and notes therein.
See accompanying Report of Independent Registered Public Accounting Firm.

AMERICAN NATIONAL INSURANCE COMPANY (Parent Company Only)
SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT
(in thousands)
	Years Ended December 31,
Condensed Statements of Cash Flows	2011	2010	2009
OPERATING ACTIVITIES
Net income (loss)	$192,248	$144,026	$15,625
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Realized investments (gains) losses	(24,029)	(46,561)	9,047
Other-than-temporary impairments	559	43	21,113
Accretion (amortization) of discounts, premiums and loan origination fees	(2,088)	5,159	3,266
Net capitalized interest on policy loans and mortgage loans	(25,054)	(26,533)	(24,331)
Depreciation	22,280	21,511	23,679
Interest credited to policyholders' account balances	375,411	364,107	341,184
Charges to policyholders' account balances	(179,196)	(175,846)	(170,071)
Deferred federal income tax (benefit) expense	19,682	15,006	(17,579)
Deferral of policy acquisition costs	(273,852)	(262,291)	(259,565)
Amortization of deferred policy acquisition costs	222,340	211,423	202,354
Equity in (earnings) losses of unconsolidated affiliates	(8,787)	(6,027)	(3,175)
Net (income) loss of subsidiaries	(62,704)	2,011	34,726
Dividends from subsidiaries	-	-	5,000
Changes in:
Policyholder liabilities	140,371	74,647	38,149
Reinsurance recoverables	(5,415)	20,260	92,058
Premiums due and other receivables	(4,166)	(1,725)	15,443
Accrued investment income	(13,469)	(8,040)	(11,365)
Current tax receivable/payable	8,407	2,077	42,013
Liability for retirement benefits	(15,343)	1,577	10,310
Prepaid reinsurance premiums	5,120	8,086	9,572
Other, net	(7,371)	18,378	(544)
Net cash provided by (used in) operating activities	364,944	361,288	376,909
INVESTING ACTIVITIES
Proceeds from sale/maturity/prepayment of:
Bonds - held-to-maturity	601,713	415,835	367,219
Bonds - available for sale	287,774	624,231	229,539
Equity securities	-	32,390	28,883
Investment real estate	10,125	29,732	4,837
Mortgage loans	489,826	154,514	114,207
Policy loans	44,180	39,774	43,386
Other invested assets	39,019	19,407	140,667
Disposals of property and equipment	1,406	454	1,553
Distributions from unconsolidated affiliates	12,521	8,495	10,698
Changes in intercompany loans	-	(5,212)	-
Return of capital from sale of subsidiary	-	13,482	-
Payment for the purchase/origination of:
Bonds - held-to-maturity	(1,283,195)	(1,452,949)	(1,135,383)
Bonds - available for sale	(408,027)	(429,143)	(144,244)
Equity securities	-	(963)	(1,042)
Investment real estate	(18,097)	(13,628)	(12,971)
Mortgage loans	(674,752)	(526,672)	(548,748)
Policy loans	(36,255)	(33,466)	(30,881)
Other invested assets	(39,971)	(42,254)	(30,746)
Additions to property and equipment	(15,834)	(5,374)	(7,356)
Contributions to unconsolidated affiliates	(3,928)	(6,254)	(4,905)
Change in short-term investments	116,343	192,084	(299,941)
Change in investment in subsidiaries	(3,042)	(10,010)	(53,039)
Other, net	2,247	24,908	4,722
Net cash provided by (used in) investing activities	(877,947)	(970,619)	1,323,545)
FINANCING ACTIVITIES
Policyholders' account deposits	1,902,874	1,641,541	2,201,309
Policyholders' account withdrawals	(1,303,244)	(957,096)	(1,125,610)
Dividends to stockholders	(82,609)	(82,607)	(82,490)
Net cash provided by (used in) financing activities	517,021	601,838	993,209
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	4,018	(7,493)	46,573
Beginning of the year	31,101	38,594	(7,979)
End of year	$35,119	$31,101	$38,594

See accompanying notes to the consolidated financial statements.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
(in thousands)

		Future Policy				Benefits,	Amortization
	Deferred	Benefits, Policy and				Claims, Losses	of Deferred
	Policy	Contract Claims			Net	and	Policy	Other
	Acquisition	and Participating	Unearned	Premium	Investment	Settlement	Acquisition	Operating	Premiums
Segment	Cost	Policyholder Share	Premiums	Revenue	Income (1)	Expenses	Costs	Expenses (2)	Written

2011
Corportate & Other	$--	$--	$--	$--	$66,699	$--	$--	$45,021	$--
Life	667,708	4,405,998	38,852	277,724	238,275	344,328	75,876	173,619	--
Annuities	469,416	10,878,074	4	94,753	577,707	135,735	88,457	72,325	--
Health	55,823	367,531	55,811	231,793	13,413	159,289	21,037	47,169	--
Property & Casualty	162,006	911,073	702,731	1,144,342	72,071	873,208	256,103	124,336	1,137,445
Total	$1,354,953	$16,562,676	$797,398	$1,748,612	$968,165	$1,512,560	$441,473	$462,470	$1,137,445

2010
Corportate & Other	$--	$--	$--	$--	$53,317	$--	$--	$38,695	$--
Life	661,377	4,230,500	45,875	282,160	234,905	294,177	78,826	178,619	--
Annuities	446,996	10,130,588	--	174,193	535,581	205,948	72,521	71,298	--
Health	64,967	248,867	65,631	263,294	15,492	184,554	22,973	49,634	--
Property & Casualty	145,086	927,026	712,793	1,158,261	72,620	923,736	267,185	124,410	1,154,415
Total	$1,318,426	$15,536,981	$824,299	$1,877,908	$911,915	$1,608,415	$441,505	$462,656	$1,154,415

2009
Corportate & Other	$--	$--	$--	$--	$47,148	$--	$--	$41,220	$--
Life	672,063	4,080,827	100,204	284,530	233,505	297,719	78,697	185,048	--
Annuities	442,428	9,050,838	4	220,284	471,192	249,709	64,756	63,497	--
Health	69,853	419,467	78,525	309,701	16,564	239,407	21,746	62,134	--
Property & Casualty	146,637	897,871	682,931	1,159,509	71,368	923,064	248,607	124,266	1,152,840
Total	$1,330,981	$14,449,003	$861,664	$1,974,024	$839,777	$1,709,899	$413,806	$476,165	$1,152,840

(1) Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated to insurance lines based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available. Net investment income from policy loans is allocated to the insurance lines according to the amount of loans made by each line. Net investment income from all other assets is allocated to the insurance lines as necessary to support the equity assigned to that line with the remainder allocated to capital & surplus.
(2) Identifiable expenses are charged directly to the appropriate line of business. The remaining expenses are allocated to the lines based upon various factors including premium ratio within the respective lines.

See accompanying Report of Independent Registered Public Accounting Firm.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE IV - REINSURANCE
(in thousands)

		Ceded to	Assumed		Percentage of
	Direct	Other	from Other	Net	Amount
	Amount	Companies	Companies	Amount	Assumed to Net

Year Ended December 31, 2011
Life insurance in-force	$69,912,598	$31,659,740	$244,028	$38,496,886	0.6%
Premiums earned:
Life and Annuity	$461,711	$92,208	$2,974	$372,477	0.8
Accident and health	250,788	161,983	142,988	231,793	61.7
Property and casualty	1,266,411	126,237	4,168	1,144,342	0.4
Total premiums	$1,978,910	$380,428	$150,130	$1,748,612	8.6

Year Ended December 31, 2010
Life insurance in-force	$69,288,973	$31,616,049	$479,528	$38,152,452	1.3
Premiums earned:
Life and Annuity	$541,096	$90,459	$5,716	$456,353	1.3
Accident and health	279,093	120,563	104,764	263,294	39.8
Property and casualty	1,275,722	121,836	4,375	1,158,261	0.4
Total premiums	$2,095,911	$332,858	$114,855	$1,877,908	6.1

Year Ended December 31, 2009
Life insurance in-force	$68,584,383	$31,347,876	$863,867	$38,100,374	2.3
Premiums earned:
Life and Annuity	$576,898	$81,122	$9,038	$504,814	1.8
Accident and health	291,420	158,400	176,681	309,701	57.0
Property and casualty	1,252,743	99,678	6,444	1,159,509	0.6
Total premiums	$2,121,061	$339,200	$192,163	$1,974,024	9.7

See accompanying Report of Independent Registered Public Accounting Firm.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS
(IN THOUSANDS)
		Deductions
	Balance at				Balance at
	Beginning of	Charged to		Change in	End of
	Period	Expense	Written off	Estimate (1)	Period

2011
Investment valuation allowances:
Mortgage loans on real estate	$13,788	$	$(1,900)	$(567)	$11,321
Total	$13,788	$-	$(1,900)	$(567)	$11,321

2010
Investment valuation allowances:
Mortgage loans on real estate	$23,290	$(394)	$(1,676)	$(7,432)	$13,788
Total	$23,290	$(394)	$(1,676)	$(7,432)	$13,788

2009
Investment valuation allowances:
Mortgage loans on real estate	$19,496	$3,794	$-	$-	$23,290
Total	$19,496	$3,794	$-	$-	$23,290

(1) Decrease in the required valuation allowance for mortgage loans as a result of changes to the estimate in calculating the mortgage loan allowance based on enhanced methodology.

See accompanying Report of Independent Registered Public Accounting Firm.

Forward-Looking Statements

Certain statements contained herein are forward-looking statements.  The forward-looking statements contained herein are made pursuant to the “safe harbor” provisions of the Private Securities Litigation Reform Act of 1995, and include estimates and assumptions related to economic, competitive and legislative developments.  Forward looking statements may be identified by words such as “expects,” “intends,” “anticipates,” “plans,” “believes,” “estimates,” “will” or words of similar meaning; and include, but are not limited to, statements regarding the outlook of our business and financial performance.  These forward-looking statements are subject to change and uncertainty, which are, in many instances, beyond our control and have been made based upon our expectations and beliefs concerning future developments and their potential effect upon us.  There can be no assurance that future developments will be in accordance with our expectations, or that the effect of future developments on us will be as anticipated.  These forward-looking statements are not a guarantee of future performance and involve risks and uncertainties.  There are certain important factors that could cause actual results to differ, possibly materially, from expectations or estimates reflected in such forward-looking statements.  These factors include among others:
•	general economic conditions and financial factors, including the performance and fluctuations of fixed income, equity, real estate, credit capital and other financial markets;
•
differences between actual experience regarding mortality, morbidity, persistency, surrender experience, investment returns, and our pricing assumptions establishing liabilities and reserves or for other purposes;

•	the effect of increased claims activity from natural or man-made catastrophes, pandemic disease, or other events resulting in catastrophic loss of life or property;
•	adverse determinations in litigation or regulatory matters and our exposure to contingent liabilities, including and in connection with our divestiture or winding down of businesses;
•	inherent uncertainties in the determination of investment allowances and impairments and in the determination of the valuation allowance on the deferred income tax asset;
•	investment losses and defaults;
•	competition in our product lines;
•	attraction and retention of qualified employees and agents;
•	ineffectiveness of risk management policies and procedures in identifying, monitoring and managing risks;
•	the availability, affordability and adequacy of reinsurance protection;
•	the effects of emerging claim and coverage issues;
•	the cyclical nature of the insurance business;
•	the effects of inflation on claim payments in our property and casualty and health lines;
•	interest rate fluctuations;
•	changes in our experiences related to deferred policy acquisition costs;
•	the ability and willingness of counterparties to our reinsurance arrangements and derivative instruments to pay balances due to us;
•	rating agencies’ actions;
•	domestic or international military actions;
•	the effects of extensive government regulation of the insurance industry;
•	changes in tax and securities law;
•	changes in statutory or U.S. generally accepted accounting principles (“GAAP”), practices or policies;
•	regulatory or legislative changes or developments;
•	the effects of unanticipated events on our disaster recovery and business continuity planning;
•	failures or limitations of our computer, data security and administration systems;
•	risks of employee error or misconduct;
•	the introduction of alternative healthcare solutions; and
•	changes in assumptions for retirement expense.

It has never been a matter of corporate policy for us to make specific projections relating to future earnings, and we do not endorse any projections regarding future performance made by others.  Additionally, we do not publicly update or revise forward-looking statements based on the outcome of various foreseeable or unforeseeable events.

WQVA Part C

Item 24.  Financial Statements and Exhibits

(a)	Financial Statements

1. Part A of the registration statement. Condensed financial information reflecting the value and number of units outstanding for each class of Accumulation Units of the Separate Account for the years ended December 31, 2002 through December 31, 2011.

2.  Part B of the registration statement. The most recent audited financial statements of the Separate Account as of December 31, 2011 and for each of the years or periods presented. The consolidated financial statements of the American National Insurance Company as of December 31, 2011 and for each of the years in the three (3) year period ended December 31, 2011.

(b)	Exhibits

Exhibit 1 — Copy of the resolutions of the Board of Directors of the Depositor authorizing the establishment of the Registrant [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 2 — Not applicable.

Exhibit 3 — Distribution and Administrative Services Agreement [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 3(a) – Distribution and Selling Agreement (filed herewith).

Exhibit 4 — Form of each Variable Annuity Contract [previously filed with Registrant's pre-effective amendment number two to this registration statement (number 333-30318) filed on July 26, 2000].

Exhibit 4(a) — Form of Group Policy Cover Page for Non-Qualified Contract [previously filed with Registrant's pre-effective amendment number two to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4(b) — Form of Group Policy Cover Page for Qualified Contract [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4(c) — Form of Non-Qualified Contract [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4(d) — Form of Qualified Contract [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4(e) — Form of Minimum Guaranteed Death Benefit Rider [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4(f) — Form of Group Contract Minimum Guaranteed Death Benefit Rider [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4(g) — Form of 3% Guaranteed Death Benefit Rider [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4(h) — Form of Group 3% Guaranteed Death Benefit Rider [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4(i) — Form of 5% Guaranteed Death Benefit Rider [incorporated herein by reference to pre-effective amendment number one to registration statement on Form N-4 (333-30318) filed on June 27, 2000].

Exhibit 4(j) — Form of Group 5% Guaranteed Death Benefit Rider [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 5 — Form of application used with any Variable Annuity Contract [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 6(a) — Copy of the Articles of Incorporation of the Depositor [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 6(b) — Copy of the By-laws of the Depositor [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 7(a) — Reinsurance Agreement between Continental Assurance Company and American National Insurance Company [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on April 30,2004].

Exhibit 7(b) – Letter dated August 7,2009 from Munich American Reassurance Company regarding rates on block of Variable Annuity Guaranteed Minimum Death Benefit (GMDB) reinsurance (filed herewith).

Exhibit 8(a) — Form of American National Investment Account, Inc. Participation Agreement [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8(b) — Form of Variable Insurance Products Fund II Participation Agreement [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8(c) — Form of Variable Insurance Products Fund III Participation Agreement [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8(d) — Form of T. Rowe Price International Series, Inc. T. Rowe Price Equity Series, Inc., and T. Rowe Price Fixed Income Series, Inc. [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8(e) — Form of MFS Variable Insurance Trust Participation Agreement [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8(f) — Form of Federated Insurance Series Fund Participation Agreement [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8(g) — Form of Fred Alger American Fund Participation Agreement [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8(h) — Form of AIM Fund Participation Agreement [previously filed with Registrant’s post-effective amendment number 7 to this registration statement (number 333-30318) filed on April 27, 2006].

Exhibit 9 — An opinion of counsel and consent to its use as to the legality of the securities being registered, indicating whether they will be legally issued and will represent binding obligations of the depositor (filed herewith).

Exhibit 10 — Consent of independent accountants for KPMG L.L.P. (filed herewith).

Exhibit 11 — Not applicable.

Exhibit 12 — Not applicable.

Exhibit 14 — Power of Attorney (previously filed with Registrant's post effective amendment number six, filed on April 29, 2005).

Item 25. Directors and Officers of Depositor

The principal business address of the directors and officers, unless otherwise indicated, is American National Insurance Company, One Moody Plaza, Galveston, Texas 77550.

Directors

Name	Business Address

Arthur Oleen Dummer	955 East Pioneer Road
Draper, UT 84020-9334

Dr. Shelby Miller Elliott	3603 Broadmoor
Pasadena, TX 77505

George Richard Ferdinandtsen	President, Chief Operating Officer
American National Insurance Company
One Moody Plaza
Galveston, TX 77550

Frances Anne Moody-Dahlberg	The Moody Foundation
3710 Rawlins Street, #910
Dallas, TX 75219

Robert Lee Moody	Chairman of the Board and
Chief Executive Officer
2302 Postoffice, Suite 702
Galveston, TX 77550

Russell Shearn Moody	American National Insurance Company
One Moody Plaza
Galveston, TX 77550

William Lewis Moody, IV	2302 Postoffice, Suite 502
Galveston, TX 77550

James Daniel Yarbrough	2621 Gerol Drive
Galveston, TX 77551

Frank Pieri Williamson	301 Barracuda
Galveston, TX 77550

Officers

Name	Office

James Edward Pozzi	Senior Executive Vice President, Chief Administrative Officer

Ronald Jay Welch	Senior Executive Vice President, Corporate Risk Officer & Chief Actuary

David Alan Behrens	Executive Vice President, Independent Marketing

John Joseph Dunn, Jr.	Executive Vice President, Corporate Chief Financial Officer and Treasurer

Billy Joe Garrison	Executive Vice President, Director, Career Sales & Service Division

Gregory Victor Ostergren	Executive Vice President, Director of Multiple Line
1949 East Sunshine
Springfield, MO 65899

Dwain Allen Akins	Senior Vice President, Corporate Affairs, Chief Compliance Officer Variable Insurance Products

Johnny David Johnson	Senior Vice President and Corporate Chief Information Officer

Albert Louis Amato, Jr.	Senior Vice President, Life Insurance Administration

Scott Frankie Brast	Senior Vice President, Real Estate/Mortgage Loan Investments
2525 South Shore Boulevard
League City, TX 77573

Frank Vincent Broll, Jr.	Senior Vice President and Actuary

William Franklin Carlton	Senior Vice President and Corporate Controller

Gordon Dennis Dixon	Senior Vice President, Stock/Bond Investments
2450 South Shore Boulevard
League City, TX 77573

Bernard Stephen Gerwel	Senior Vice President, Chief Information/Innovation Officer - ML
1949 East Sunshine
Springfield, MO 65899

Rex David Hemme	Senior Vice President and Actuary

Bruce Murray LePard	Senior Vice President, Human Resources

James Walter Pangburn	Senior Vice President, Credit Insurance Division
2911 South Shore Boulevard, Suite 130
League City, TX 77573

Ronald Clark Price	Senior Vice President, Chief Marketing Officer—Career Life Agencies

Steven Harvey Schouweiler	Senior Vice President, Health Insurance Operations
2450 South Shore Boulevard
League City, TX 77573

Shannon Lee Smith	Senior Vice President, Chief Multiple Line Marketing Officer
1949 East Sunshine
Springfield, MO 65899

Hoyt James Strickland	Senior Vice President, Career Sales & Service Division

John Mark Flippin	Secretary

Brian Neil Bright	Vice President, Computing Services
3030 Invincible
League City, TX 77573

Douglas Raymond Brown	Vice President and Associate Actuary

James Arthur Collura	Vice President, Chief Life Marketing Officer Multiple Line Exclusive Agency

Barry Charles Cooper	Vice President, Reporting and Life Controller

Richard Thomas Crawford	Vice President and Assistant Controller
2525 South Shore Boulevard
League City, TX 77573

Douglas Alton Culp	Vice President, Financial Institution

Steven Lee Dobbe	Vice President, Broker Dealer Marketing

Andrew Ryan Duncan	Vice President, Equity Investments
2450 South Shore Boulevard
League City, TX 77573

Lee Chad Ferrell	Vice President, Independent Marketing Group Operations

Denny Walton Fisher, Jr.	Vice President, Mortgage Loan Production
2525 South Shore Boulevard
League City, TX 77573

Joseph Fant Grant, Jr.	Vice President, Group Actuary

Deborah Kay Janson	Vice President, Corporate Planning

Charles Jordan Jones	Vice President, Health Underwriting/New Business
2450 South Shore Boulevard
League City, TX 77573

Dwight Diver Judy	Vice President, Financial Marketing
2911 South Shore Blvd., Suite 130
League City, TX 77573

Richard Steven Katz	Vice President, Direct Marketing & Sales
2450 South Shore Boulevard
League City, TX 77573

Dr. Harry Bertrand Kelso, Jr.	Vice President and Medical Director

Darren William King	Vice President, Equities
2450 South Shore Boulevard
League City, TX 77573

Robert Jay Kirchner	Vice President, Real Estate Investments
2525 South Shore Boulevard
League City, TX 77573

Craig Warren Klenk	Vice President, Brokerage Sales

Sara Liane Latham	Vice President and Associate Actuary

Doris Lanette Leining	Vice President, Life New Business

Anne Marie LeMire	Vice President, Fixed Income
2450 South Shore Boulevard
League City, TX 77573

George Arthur Macke	Vice President, General Auditor

John Spencer Maidlow	Vice President, Portfolio Management
2450 South Shore Boulevard
League City, TX 77573

Bradley Wayne Manning	Vice President, Claims & CSC
2525 South Shore Boulevard
League City, TX 77573

Edwin Vince Matthews, III	Vice President, Mortgage Loan Production
2525 South Shore Boulevard
League City, TX 77573

James Brian McEniry	Vice President, Director of Telecommunications
3030 Invincible
League City, TX 77573

Meredith Myron Mitchell	Vice President, Application Development & Support

John Oliver Norton	Vice President and Actuary

Michael Christopher Paetz	Vice President, Group and MGU Operations

Edward Bruce Pavelka	Vice President, Life Policy Administration

Richard Clarence Putz	Vice President, IT Security, Compliance & Risk

William Corley Ray	Vice President, Market Training and Development Multiple Line Exclusive Agency

Robert Walter Schefft	Vice President, Advanced Sales and Marketing

Gerald Anthony Schillaci	Vice President and Actuary

James Truitt Smith	Vice President, Pension Sales

James Patrick Stelling	Vice President, Group/Health Operations
2450 South Shore Boulevard
League City, TX 77573

Wayne Allen Smith	Vice President, Career Sales & Service Division

Clarence Ellsworth Tipton	Vice President and Senior Health Actuary

William Henry Watson, III	Vice President, Chief Health Actuary

Christine Kelly Benefield	Asst. Vice President, Securities & Insurance Compliance Attorney

Patricia Ann Boudreaux	Asst. Vice President, Marketing Support

Elden James Brashaw	Asst. Vice President, Corporate Financial Control

John Thomas Burchett	Asst. Vice President, Expense Management
2525 South Shore Boulevard
League City, TX 77573

Joseph James Cantu	Asst. Vice President and Illustration Actuary

Joseph Wayne Cucco	Asst. Vice President, Director of Advanced Life Sales

Nancy Maureen Day	Asst. Vice President, Pension Administration

Dustin Joseph Dusek	Asst. Vice President, Assistant Actuary

Christopher Keith Falconer	Asst. Vice President, Assistant Actuary

John Darrell Ferguson	Asst. Vice President, Creative Services

James Joseph Fish	Asst. Vice President, Criminal Investigations & Corporate Security

John Joseph Gara	Asst. Vice President, Marketing/Career Development CSSD

William Joseph Hogan	Asst. Vice President, Health & HIPAA Compliance
2450 South Shore Boulevard

League City, TX 77573

Barbara Jean Huerta	Asst. Vice President, ITS Financial Systems
3030 Invincible
League City, TX 77573

Kenneth Joseph Juneau	Asst. Vice President, Advisory Systems Engineer
3030 Invincible
League City, TX 77573

Carol Ann Kratz	Asst. Vice President, Human Resources
4500 Lockhill-Selma Road
San Antonio, TX 78249

Thomas Robert LeGrand	Asst. Vice President, Life & Annuity Claims

Larry Edward Linares	Asst. Vice President, Tax

Thad Michael Luikart	Asst. Vice President, Life Policy Administration

Michael Scott Marquis	Asst. Vice President, Life New Business

Katherine Sue Meisetschlaeger	Asst. Vice President, Enterprise Systems

Tracy Leigh Milina	Asst. Vice President, Health Administration

Michael Scott Nimmons	Asst. Vice President, Associate General Auditor, Corporate Audit Services
2450 South Shore Boulevard
League City, TX 77573

Ronald Joseph Ostermayer	Asst. Vice President, Director Health Systems Administration, HIPPA Security Officer
2450 South Shore Boulevard
League City, TX 77573

Judith Lynne Regini	Asst. Vice President, Corporate Compliance, Chief Compliance Officer Anti-Money Laundering

Gail Sawyer	Asst. Vice President, Health & Financial Systems

David Harvin Schutz	Asst. Vice President, National Accounts

Olivia Mary Smith	Asst. Vice President, Human Resources
2450 South Shore Boulevard
League City, TX 77573

Deanna Denise Snedden	Asst. Vice President, Assistant Treasurer
2525 South Shore Boulevard
League City, TX 77573

Chuck Ward Swearingen	Asst. Vice President, Enterprise Architecture

James Alexander Tyra	Asst. Vice President, Life Insurance Systems

Emerson Voth Unger	Asst. Vice President, National Business Development Executive

Deanna Lynn Walton	Asst. Vice President, Field Systems

Jeanette Elizabeth Cernosek	Assistant Secretary

Item 26.  Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Registrant, American National Variable Annuity Separate Account, is a separate account of American National Insurance Company, a Texas insurance company. In addition, American National Insurance Company has three (3) other separate accounts, American National Variable Life Separate Account and American National Insurance Company Group Unregistered Annuity Separate Account, and American National Insurance Company Separate Account for Retirement Plans. The Libbie Shearn Moody Trust owns approximately 37.10% of the outstanding stock of American National Insurance Company.  The Moody Foundation, which has a 75% contingent remainder interest in the Libbie Shearn Moody Trust, owns approximately 23% of the outstanding stock of American National Insurance Company.

The Trustees of The Moody Foundation are Mrs. Frances Anne Moody-Dahlberg, Robert L. Moody, Sr. and Ross Rankin Moody.  Robert L. Moody, Sr. is a life income beneficiary of the Libbie Shearn Moody Trust and Chairman of the Board, Director and Chief Executive Officer of American National Insurance Company.  Robert L. Moody, Sr. has assigned his interest in the Libbie Shearn Moody Trust to National Western Life Insurance Company, a Colorado insurance company of which he is also Chairman of the Board, Chief Executive Officer, a Director and controlling shareholder.

Moody National Bank is the trustee of the Libbie Shearn Moody Trust and various other trusts which, in the aggregate, own approximately 47% of the outstanding stock of American National Insurance Company.  Moody Bank Holding Company, Inc. owns approximately 97.8% of the outstanding shares of Moody National Bank.  Moody Bank Holding Company, Inc. is a wholly owned subsidiary of Moody Bancshares, Inc.  The Three R Trusts, trusts created by Robert L. Moody, Sr. for the benefit of his children, are controlling stockholders of Moody Bancshares, Inc.

The Moody Foundation owns 34.0% and the Libbie Shearn Moody Trust owns 50.2% of the outstanding stock of Gal-Tex Hotel Corporation, a Texas corporation.  Gal-Tex Hotel Corporation directly or indirectly wholly owns the following subsidiaries, listed in alphabetical order:

1859 Beverage Company	Gal-Tex Hospitality Partners, LLC
1859 Historic Hotels, Ltd.	Gal-Tenn Hotel Corporation
1859 Management Partners GP, LLC	LHH Hospitality, Inc.
1859 Management Partners, LP	Kentucky Landmark Hotels, L.L.C.
Colorado Landmark Hotels, L.L.C.

American National owns a direct or indirect interest in the following entities, listed in alphabetical order:

Entity:  121 Village, Ltd.

Entity Form:  a Texas limited partnership.

Ownership or Other Basis of Control:  AN Stonebriar, Ltd. owns a 33% limited partnership interest.

Entity:  Alternative Benefit Management, Inc.

Entity Form:  a Nevada corporation.

Ownership or Other Basis of Control:  Wholly owned subsidiary of American National Insurance Company.

Entity:  American National Administrators, Inc.

Entity Form:  a Texas corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of American National Insurance Company.

Entity:  American National County Mutual Insurance Company

Entity Form:  a Texas mutual insurance company.

Ownership or Other Basis of Control:  Managed by American National Insurance Company.

Entity:  American National of Delaware Corporation

Entity Form:  a Delaware corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of American National Insurance Company.

Entity:  American National Financial Corporation

Entity Form:  a Texas corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of American National Insurance Company.

Entity:  American National Financial Corporation (Delaware)

Entity Form:  a Delaware corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of American National Insurance Company.

Entity:  American National Financial Corporation (Nevada)

Entity Form:  a Nevada corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of American National Insurance Company.

Entity:  American National General Insurance Company

Entity Form:  a Missouri insurance company

Ownership or Other Basis of Control:  Wholly owned subsidiary of American National Property and Casualty Company.

Entity:  American National Insurance Service Company

Entity Form:  a Missouri corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of American National Property and Casualty Company.

Entity:  American National Life Holdings, Inc.

Entity Form:  a Nevada corporation

Ownership or Other Basis of Control:  American National Insurance Company owns all outstanding common stock; Comprehensive Investment Services, Inc. owns all outstanding preferred stock.

Entity:  American National Life Insurance Company of New York

Entity Form: a New York insurance company

Ownership or Other Basis of Control:  Wholly owned subsidiary of American National Life Holdings, Inc.

Entity:  American National Life Insurance Company of Texas

Entity Form:  a Texas insurance company

Ownership or Other Basis of Control:  Wholly owned subsidiary of American National Life Holdings, Inc.

Entity:  American National Lloyds Insurance Company

Entity Form:  a Texas insurance company

Ownership or Other Basis of Control:  ANPAC Lloyds Insurance Management, Inc. is attorney-in-fact.

Entity:  American National Property and Casualty Company

Entity Form:  a Missouri insurance company

Ownership or Other Basis of Control:  Wholly owned subsidiary of American National Property & Casualty Holdings, Inc.

Entity:  American National Property & Casualty Holdings, Inc.

Entity Form:  a Delaware corporation

Ownership or Other Basis of Control:  American National Insurance Company owns all outstanding common stock; Comprehensive Investment Services, Inc. owns all outstanding preferred stock.

Entity:  AN/CAN Investments, Inc.

Entity Form:  a Canadian corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of ANTAC, Inc.

Entity:  ANCAP Jasper, LLC

Entity Form:  a South Carolina limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% interest.

Entity:  ANCAP Jasper II, LLC

Entity Form:  a South Carolina limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% interest.

Entity:  ANDV 97, Inc.

Entity Form:  a Texas corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of ANTAC, Inc.

Entity:  Anford Pinnacle, L.P.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% interest.

Entity:  ANH20, Inc.

Entity Form:  a Texas corporation

Ownership or Other Basis of Control:  Wholly owned by ANREM Corporation.

Entity:  ANICO Financial Services, Inc.

Entity Form:  a Texas corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:  ANIND TX, Inc.

Entity Form:  a Texas corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of ANDV 97, Inc.

Entity:  ANPAC Lloyds Insurance Management, Inc.

Entity Form:  a Texas corporation

Ownership or Other Basis for Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity:  ANPAC Louisiana Insurance Company

Entity Form:  a Louisiana corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of American National Property and Casualty Company.

Entity:  ANPIN, L.P.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle 99, Inc. owns a 99% limited partnership interest; ANIND TX, Inc. owns a 1% general partnership interest.

Entity:  ANREINV, Inc.

Entity Form:  a Texas corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of ANDV 97, Inc.

Entity:  ANREM Corporation

Entity Form:  a Texas corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of ANTAC, Inc.

Entity:  AN Stonebriar, Ltd.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  ANREINV, Inc. is 2% general partner; Eagle AN, L.P. is 98% limited partner.

Entity:  ANTAC, Inc.

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity: AN/WRI DEVCO #1, LTD.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, L.P. owns an 80% limited partnership interest.

Entity:  AN/WRI GS, LLC

Entity Form:  a Texas limited liability company

Ownership of Other Basis of Control:  Eagle AN, L.P. owns a 50% interest.

Entity:  AN/WRI Partnership, Ltd.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, L.P. owns an 80% limited partnership interest.

Entity:  Baron Phoenix Apts. LLC

Entity Form:  an Arizona limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 60% interest.

Entity:  Bayport II Mountain West Houston, LLC

Entity Form:  a Colorado limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 60% interest.

Entity:  Baywood Project, Ltd.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 60% limited partnership interest.

Entity:  Canyon Crossroads Apartments, LLC

Entity Form:  a Colorado limited liability company

Ownership or Other Basis of Control:  ANTAC owns a 50% interest.

Entity:  Cedar Crossing Mountain West Houston LLC

Entity Form:  a Colorado limited liability company

Ownership or Basis of Control:  Eagle AN, L.P. owns a 60% interest.

Entity:  Comprehensive Investment Services, Inc.

Entity Form:  a Nevada corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of American National Insurance Company.

Entity:  Cumberland/146, LLC

Entity Form:  an Indiana limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 60% interest.

Entity:  Eagle 99, Inc.

Entity Form:  a Nevada corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of ANTAC, Inc.

Entity:  Eagle AN, L.P.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle 99, Inc. owns a 99% limited partnership interest. ANIND TX, Inc. owns a 1% general partnership interest.

Entity:  Eagle Ind., L.P.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  American National Insurance Company owns a 99% limited partnership interest; ANIND TX, Inc. owns a 1% general partnership interest.

Entity:  Enclave Apartments, LLC

Entity Form:  a Colorado limited liability company

Ownership or Other Basis of Control:  ANTAC owns a 50% interest.

Entity:  Farm Family Casualty Insurance Company

Entity Form:  a New York insurance company

Ownership or Other Basis of Control:  American National Property & Casualty Holdings, Inc. owns 100%.

Entity:  Farm Family Financial Services, Inc.

Entity Form:  A New York corporation.

Ownership of Other Basis of Control:  American National Property and Casualty Holdings, Inc. owns 100%.

Entity:  Farm Family Life Insurance Company

Entity Form:  a New York insurance company

Ownership or Other Basis of Control:  American National Property & Casualty Holdings, Inc. owns 100%.

Entity:  Forest View Limited Partnership

Entity Form:  A Texas limited partnership

Ownership or Other Basis of Control:  American National Insurance Company owns a 99% limited partnership interest.

Entity:  Galveston Island Water Park, L.P.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  ANH2O, Inc. is 1% general partner; Preston 121 Partners, Ltd. is 59% limited partner.

Entity:  Garden State Life Insurance Company

Entity Form:  a Texas insurance company

Ownership or Other Basis of Control:  Wholly owned subsidiary of American National Life Holdings, Inc.

Entity:  Germann Road Land Development, LLC

Entity Form:  a Colorado limited liability company

Ownership or Other Basis of Control:  Wholly owned by Eagle AN, L.P.

Entity:  Harbour Title Company (a/k/a Lawyers Title of Galveston)

Entity Form:  a Texas corporation

Ownership or Other Basis of Control:  South Shore Harbour Development, Ltd. owns 50%.

Entity:  I-10 Industrial Development LLC

Entity Form:  a Colorado limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 60% interest.

Entity:  Interpark Pittsburgh, LLC

Entity Form:  a Delaware limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns an 85% interest.

Entity:  Kearns Building Joint Venture

Entity Form:  a Texas joint venture

Ownership or Other Basis of Control:  American National Insurance Company owns an 85% interest.

Entity:  MRPL Retail Partners, Ltd. (Shops at Bella Terra)

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% limited partnership interest.

Entity:  MRPL Retail Partners II, Ltd.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% limited partnership interest.

Entity:  MWBP, LLC

Entity Form:  a Colorado limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% interest.

Entity: Newington-Berlin Retail LLC

Entity Form:  a Connecticut limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% interest.

Entity:  North Central Apartments, LLC

Entity Form:  a Colorado limited liability company

Ownership or Other Basis of Control:  Eagle AN owns a 50% interest.

Entity:  Pacific Property and Casualty Company

Entity Form: a California corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity:  Parmenter 220 East Las Colinas Blvd., LLC

Entity Form:  a Texas limited liability company

Ownership or Other Basis of Control:  Eagle AN L.P. owns a 50% interest.

Entity:  PCO Battery Brooke Parkway, LP

Entity Form:  a Virginia limited partnership

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest; ANIND, TX, Inc. owns 1%.

Entity:  PCO Carolina Pines, LP

Entity Form:  a South Carolina limited partnership

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest; ANIND, TX, Inc. owns 1%.

Entity:  PCO Kent Drive, LP

Entity Form:  a Georgia limited partnership

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest; ANIND, TX, Inc. owns 1%.

Entity:  PCO Northfork, LP

Entity Form:  a Tennessee limited partnership

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest; ANIND, TX, Inc. owns 1%.

Entity:  Preston 121 Partners, Ltd.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  ANIND TX, Inc. owns a 2% general partnership interest; Eagle AN, L.P. owns a 98% limited partnership interest.

Entity:  Remington West Apartments, LLC

Entity Form:  a Colorado limited liability company

Ownership or Other Basis of Control:  Eagle AN owns a 50% interest.

Entity:  RREC Evans Ranch, LLC

Entity Form:  a Texas limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 72% interest.

Entity:  RREC Stone Oak, L.P.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 72% interest.

Entity:  Rural Agency and Brokerage, Inc.

Entity Form:  a New York corporation

Ownership or Other Basis of Control:  American National Property & Casualty Holdings, Inc. owns 100%.

Entity:  Rural Agency and Brokerage of New Hampshire, Inc.

Entity Form:  a New Hampshire corporation

Ownership or Other Basis of Control:  Rural Agency and Brokerage, Inc. owns 25%.

Entity:  Rutledge Partners, L.P.

Entity Form:  a Texas limited partnership.

Ownership or Other Basis of Control:  American National Insurance Company owns a 26% limited partnership interest.

Entity:  South Shore Harbour Development, Ltd.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  ANTAC, Inc. owns a 95% limited partnership interest.  ANREM Corp. owns a 5% general partnership interest.

Entity:  SPI Beach Resort Waterpark, LLC

Entity Form:  a Texas limited liability company

Ownership or Other Basis of Control:  ANTAC owns a 50% interest.

Entity:  Standard Life and Accident Insurance Company

Entity Form:  a Texas insurance company

Ownership or Other Basis of Control:  Wholly owned subsidiary of American National Life Holdings, Inc.

Entity:  Standard Plus, Inc.

Entity Form:  a Texas corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of Standard Life and Accident Insurance Company.

Entity:  Timbermill, Ltd.

Entity Form:  a Texas joint venture

Ownership or Other Basis of Control:  American National Insurance Company owns a 99% limited partnership interest.

Entity:  Town and Country Joint Venture

Entity Form:  a Texas joint venture

Ownership or Other Basis of Control:  ANDV 97, Inc. owns a 86.65% limited partnership interest.

Entity:  United Farm Family Insurance Company

Entity Form:  a New York insurance company

Ownership or Other Basis of Control:  American National Property & Casualty Holdings, Inc. owns 100%.

Item 27. Number of Contract Owners

As of March 31, 2012, there were 483 owners of Qualified Contracts and 309 owners of Non-Qualified Contracts covered by this registration statement.

Item 28. Indemnification

The following provision is in the Distribution and Selling Agreement:

"Indemnification by the Company.  Except as otherwise expressly provided, the Company shall indemnify, defend and hold harmless the Distributor and its officers, directors, employees, agents and representatives and each person who controls the Distributor within the meaning of Section 15 of the Securities Act or Section 20 of the Exchange Act (collectively, the “Distributor Indemnified Parties”) against any and all losses, costs, fees, fines, penalties, expenses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Company) or litigation (including reasonable attorney’s fees and other legal expenses), to which the Distributor Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, costs, fees, fines, penalties, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the Contracts and:

a.
arise out of or are based upon any untrue statements of any material fact contained in the Disclosure Documents, the Registration Statements or the Sales Literature, or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Distributor Indemnified Party if such statement or omission was made in reliance upon and in conformity with information furnished by or on behalf of the Distributor;

b.	arise out of or as a result of the negligent or wrongful conduct of the Company or persons under its control, with respect to the Contracts;

c.
arise out of or as a result of the material failure of the Separate Accounts to comply with the Company Act in all material respects or the failure of the Company to comply with applicable state insurance law in the administration of the Separate Accounts;

d.	arise as a result of any failure by the Company to provide the services and furnish the materials under the terms of this Agreement;

e.
arise out of or result from any material breach of any representation made by the Company or the Separate Accounts in this Agreement or arise out of or result from any other material breach of this Agreement by the Company or the Separate Accounts; or

f.
arise out of or result from the failure of the Registration Statements, the Disclosure Documents or the Sales Literature to comply in any material respect with applicable law or regulation, unless such failure is attributable to information furnished by or on behalf of the Distributor."

The officers and directors of American National are indemnified by American National in the American National By-laws for liability incurred by reason of the officer and directors serving in such capacity. This indemnification would cover liability arising out of the Variable Annuity sales of American National.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)	Securities Management and Research, Inc. serves as principal underwriter to the American National Variable Annuity Separate Account.

(b)	The Registrant’s principal underwriter is Securities Management and Research Inc. The following are the officers and directors of Securities Management and Research Inc.:
Name	Position	Principal Business Address
Thomas J. Berthel	CEO	Securities Management and
Research, Inc.
701 Tama Street, Building B
P.O. Box 868
Marion, Iowa 52302-0868

Richard M. Murphy	President	Securities Management and
Research, Inc.
701 Tama Street, Building B
P.O. Box 868
Mariona, Iowa 52302-0868

Ronald O. Brendengen	Chief Operating Officer/Treasurer	Securities Management and
Research, Inc.
701 Tama Street, Building B
P.O. Box 868
Marion, Iowa 52302-0868

Daniel P. Wegmann	Chief Financial Officer	Securities Management and
Research, Inc.
701 Tama Street, Building B
P.O. Box 868
Marion, Iowa 52302-0868

Vicki I. Reighard-Kean	Chief Compliance Officer	Securities Management and
Research, Inc.
701 Tama Street, Building B
P.O. Box 868
Marion, Iowa 52302-0868

Joanna M. Schaul	Senior VP/Operating Officer/Secretary	Senior Management and
Research, Inc.
701 Tama Street, Building B
P.O. Box 868
Marion, Iowa 52302-0868

(c) Compensation from the Registrant:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Other Compensation
Securities Management & Research, Inc.	$2,790,344	N/A	N/A	N/A

Item 30. Locations of Account and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated there under will be maintained at the offices of American National Insurance Company, One Moody Plaza, Galveston, Texas 77550.

Item 31. Management Services

Not applicable.

Item 32. Undertakings

(a)
Registrant undertakes to file a post-effective amendment to this registration statement as frequently to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the Variable Annuity Contracts may be accepted.

(b)	Registrant undertakes to include as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information.
(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form upon written request or oral request.
(d)
The Registrant hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1998 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1.
Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b) (11) in each registration statement, including the Prospectus, used in connection with the offer of the Contract.

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section (b) (11) in any sales literature in connection with the offer of the Contract;
3.
Instruct sales representatives who solicit participants to purchase the Contract specifically to bring the redemption restrictions imposed by Section 403(b)(11)to the attention of the potential participants.

4.
Obtain from each plan participant who purchases a Section 403 (b) annuity Contract, prior to or at the time of such purchase, a signed statement acknowledging the participant’s understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer’s Section 403(b) arrangement to which the participant may elect to transfer his Contract value.

(e)
Representation pursuant to Section 26(e)(2)(A). American National Insurance Company hereby represents that the fees and charges deducted under the Contracts described in the post-effective amendment are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and the risks assumed by American National Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby files this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Galveston and the State of Texas on the 27th day of April, 2012.

AMERICAN NATIONAL INSURANCE COMPANY

BY: American National Insurance Company

By /s/ Robert L. Moody
Robert L. Moody
Chairman of the Board
and
Chief Executive Officer

By: /s/ G. Richard Ferdinandsten
G. Richard Ferdinandsten
President
Chief Operating Officer

AMERICAN NATIONAL INSURANCE COMPANY
(Depositor)

By /s/ Robert L. Moody
Robert L. Moody
Chairman of the Board
and
Chief Executive Officer

By: /s/ G. Richard Ferdinandsten
G. Richard Ferdinandsten
President
Chief Operating Officer

Attest By:  /s/ J. Mark Flippin
J. Mark Flippin

As required by the Securities Act of 1933, this amended registration statement has been signed by the following persons in their capacities on the 27th day of April, 2012.

Name	Title
John J. Dunn, Jr.	Executive Vice President, Corporate Chief Financial Officer and Treasurer (Principal Financial Officer)
William F. Carlton	Senior Vice President and Corporate Controller (Principal Accounting Officer)
Robert L Moody	Director, Chairman of the Board and Chief Executive Officer
G. Richard Ferdinandsten	Director, President and Chief Operating Officer
Arthur O. Dummer	Director
Dr. Shelby M. Elliott	Director
Frances Anny Moody-Dahlberg	Director
Russell S. Moody	Director
W.L. Moody, IV	Director
Frank P. Williamson	Director
James D. Yarbrough	Director